UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21506

Name of Fund:    BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Enhanced Capital and Income Fund, Inc., 55 East

            52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2013

Date of reporting period: 04/30/2013

Item 1 – Report to Stockholders

APRIL 30, 2013

SEMI-ANNUAL REPORT (UNAUDITED)	BLACK ROCK®

„  BlackRock EcoSolutions Investment Trust (BQR)

„   BlackRock Energy and Resources Trust (BGR)

„   BlackRock Enhanced Capital and Income Fund, Inc. (CII)

„   BlackRock Enhanced Equity Dividend Trust (BDJ)

„   BlackRock Global Opportunities Equity Trust (BOE)

„   BlackRock Health Sciences Trust (BME)

„   BlackRock International Growth and Income Trust (BGY)

„   BlackRock Real Asset Equity Trust (BCF)

„   BlackRock Resources & Commodities Strategy Trust (BCX)

„   BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)

„   BlackRock Utility and Infrastructure Trust (BUI)

Not FDIC Insured ¡ May Lose Value ¡ No Bank Guaranteed

Section 19(a) Notices

BlackRock EcoSolutions Investment Trust’s (BQR), BlackRock Energy and Resources Trust’s (BGR), BlackRock Enhanced Capital and Income Fund, Inc.’s (CII), BlackRock Enhanced Equity Dividend Trust’s (BDJ), BlackRock Global Opportunities Equity Trust’s (BOE), BlackRock Health Sciences Trust’s (BME), BlackRock International Growth and Income Trust’s (BGY), BlackRock Real Asset Equity Trust’s (BCF), BlackRock Resources & Commodities Strategy Trust’s (BCX), BlackRock S&P Quality Rankings Global Equity Managed Trust’s (BQY) and BlackRock Utility and Infrastructure Trust’s (BUI) (each, a “Trust” and collectively, the “Trusts”), reported amounts and sources of distributions are estimates and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Trust’s investment experience during the year and may be subject to changes based on the tax regulations. Each Trust will provide a Form 1099-DIV each calendar year that will explain the character of these dividends and distributions for federal income tax purposes.

April 30, 2013

	Total Cumulative Distributions for the Fiscal Year					% Breakdown of the Total Cumulative Distributions for the Fiscal Year
	Net Investment Income	Net Realized Capital Gains Short-Term	Net Realized Capital Gains Long-Term	Return of Capital	Total Per Common Share	Net Investment Income	Net Realized Capital Gains Short-Term	Net Realized Capital Gains Long-Term	Return of Capital	Total Per Common Share
BQR*	$0.033523	—	—	$0.324977	$0.358500	9%	0%	0%	91%	100%
BGR	$0.054296	$0.357122	$0.398582	—	$0.810000	7%	44%	49%	0%	100%
CII*	$0.135410	—	—	$0.464590	$0.600000	23%	0%	0%	77%	100%
BDJ*	$0.087717	—	—	$0.192283	$0.280000	31%	0%	0%	69%	100%
BOE*	$0.026701	—	—	$0.596599	$0.623300	4%	0%	0%	96%	100%
BME	$0.099271	$0.896788	$0.622691	—	$1.618750	4%	55%	38%	0%	100%
BGY*	$0.018147	—	—	$0.317553	$0.335700	5%	0%	0%	95%	100%
BCF*	$0.031402	—	—	$0.411598	$0.443000	7%	0%	0%	93%	100%
BCX*	$0.075286	—	—	$0.504714	$0.580000	13%	0%	0%	87%	100%
BQY*	$0.091573	$0.091905	$0.192085	$0.104437	$0.480000	19%	19%	40%	5%	100%
BUI*	$0.197837	$0.022575	$0.028701	$0.475887	$0.725000	27%	3%	4%	66%	100%

*	Certain Trusts estimate they have distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in a Trust is returned to the shareholder. A return of capital does not necessarily reflect a Trust’s investment performance and should not be confused with ‘yield’ or ‘income.’

Section 19(a) notices for each Trust, as applicable, are available on the BlackRock website http://www.blackrock.com.

Section 19(b) Disclosure

The Trusts, acting pursuant to a Securities and Exchange Commission (“SEC”) exemptive order and with the approval of each Trust’s Board of Trustees/Directors (the “Board”), each have adopted a plan, consistent with its investment objectives and policies to support a level distribution of income, capital gains and/or return of capital (the “Plan”). In accordance with the Plans, the Trusts currently distribute the following fixed amounts per share on a quarterly basis:

Exchange Symbol	Amount Per Common Share
BQR	$0.179250
BGR	$0.405000
CII	$0.300000
BDJ	$0.140000
BOE	$0.311650
BME	$0.384375
BGY	$0.167850
BCF	$0.221500
BCX	$0.290000
BQY	$0.230000
BUI	$0.362500

The fixed amounts distributed per share are subject to change at the discretion of each Trust’s Board. Under its Plan, each Trust will distribute all available investment income to its shareholders, consistent with its primary investment objectives and as required by the Internal Revenue Code of 1986, as amended (the “Code”). If sufficient investment income is not available on a quarterly basis, the Trusts will distribute long-term capital gains and/or return of capital to shareholders in order to maintain a level distribution. Each quarterly distribution to shareholders is expected to be at the fixed amount established by the Board, except for extraordinary distributions and potential distribution rate increases or decreases to enable the Trusts to comply with the distribution requirements imposed by the Code.

Shareholders should not draw any conclusions about each Trust’s investment performance from the amount of these distributions or from the terms of the Plan. Each Trust’s total return performance on net asset value is presented in its financial highlights table.

The Board may amend, suspend or terminate a Trust’s Plan without prior notice if it deems such actions to be in the best interests of the Trust or its shareholders. The suspension or termination of the Plan could have the effect of creating a trading discount (if the Trust’s stock is trading at or above net asset value) or widening an existing trading discount. The Trusts are subject to risks that could have an adverse impact on their ability to maintain level distributions. Examples of potential risks include, but are not limited to, economic downturns impacting the markets, decreased market volatility, companies suspending or decreasing corporate dividend distributions and changes in the Code. Please refer to each Trust’s prospectus for a more complete description of its risks.

2	SEMI-ANNUAL REPORT	APRIL 30, 2013

SEMI-ANNUAL REPORT	APRIL 30, 2013	3

Dear Shareholder

About this time one year ago, financial market activity was dominated by concerns about Europe’s debt crisis. Investors were also discouraged by gloomy economic reports from various parts of the world, particularly in China. As the outlook for the global economy worsened, however, investors grew increasingly optimistic that the world’s largest central banks would intervene to stimulate growth. This theme, along with the European Central Bank’s (“ECB’s”) firm commitment to preserve the euro currency bloc, drove most asset classes higher through the summer of 2012. In early September, the ECB announced its sovereign bond-buying program designed to support the region’s debt-laden countries. Days later, the US Federal Reserve announced its own much-anticipated stimulus package.

Although financial markets world-wide were buoyed by these aggressive policy actions, risk assets weakened in the fall of 2012. Global trade slowed as many European countries fell into recession and growth continued to decelerate in China. In the United States, stocks slid on lackluster corporate earnings and volatility rose in advance of the US Presidential election. In the post-election environment, investors became more concerned about the “fiscal cliff,” the automatic tax increases and spending cuts that had been scheduled to take effect at the beginning of 2013. High levels of global market volatility persisted through year-end due to fears that bipartisan gridlock would preclude a timely resolution, putting the US economy at high risk for recession. Ultimately, the worst of the fiscal cliff was averted with a last-minute tax deal, although decisions relating to spending cuts and the debt ceiling were postponed, leaving lingering uncertainty.

Investors shook off the nerve-wracking finale to 2012 and the New Year began with a powerful relief rally. Money that had been pulled to the sidelines amid year-end tax-rate uncertainty poured back into the markets in January. Key indicators signaling modest but broad-based improvements in the world’s major economies underpinned the rally. Underlying this aura of comfort was the absence of negative headlines out of Europe. Against this backdrop, global equities surged through January while rising US Treasury yields pressured high quality fixed income assets (as prices move in the opposite direction of yields).

However, bond markets regained strength in February (as yields once again dropped) when global economic momentum slowed and investors toned down their risk appetite. International stock markets weakened amid a resurgence of macro risk out of Europe. A stalemate presidential election in Italy was a reminder that political instability continued to plague the eurozone and a severe banking crisis in Cyprus underscored the fragility of the broader European banking system. In the United States, stocks continued to rise, but at a more moderate pace. Investors grew more cautious given uncertainty as to how long the central bank would continue its stimulus programs. How government spending cuts would impact the already slow economic recovery was another concern. But improving labor market data and rising home prices boosted sentiment in March, pushing major US stock indices to all-time highs. Investors scaled back their enthusiasm in April due to a series of disappointing economic reports. On the whole, US stocks have performed well thus far in 2013 as the US economy demonstrated enough resilience to allay fears of recession, but growth has remained slow enough to dissuade the US Federal Reserve from changing its stance.

Despite continued headwinds for global growth, risk assets have rallied, driven largely by investors seeking meaningful yields in the ongoing low-interest-rate environment. For the 6- and 12-month periods ended April 30, 2013, US and international stocks and high yield bonds posted strong gains. Emerging market equities lagged the rally as the uneven pace of global growth raised doubts that developing economies could thrive in the near term. US Treasury yields were highly volatile over the past 12 months, although they continue to remain low from a historical perspective. US Treasury and investment-grade bonds generated modest returns in this environment, while tax-exempt municipal bonds benefited from favorable supply-and-demand dynamics. Near-zero short term interest rates continued to keep yields on money market securities near their all-time lows.

Market conditions have improved over the past couple of years, but investors still remain highly uncertain and many of the old ways of investing no longer work. That’s why the new world of investing calls for a new approach. One that seeks out more opportunities in more places across a broader array of investments in a portfolio designed to move freely as the markets move up and down. Visit www.blackrockplan.com to learn more about how to take action.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

“Despite continued headwinds for global growth, risk assets have rallied, driven largely by investors seeking meaningful yields in the ongoing low-interest-rate environment.”

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of April 30, 2013

	6-month	12-month
US large cap equities (S&P 500® Index)	14.42%	16.89%
US small cap equities (Russell 2000® Index)	16.58	17.69
International equities (MSCI Europe, Australasia, Far East Index)	16.90	19.39
Emerging market equities (MSCI Emerging Markets Index)	5.29	3.97
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.06	0.12
US Treasury securities (BofA Merrill Lynch 10- Year US Treasury Index)	1.52	5.07
US investment grade bonds (Barclays US Aggregate Bond Index)	0.90	3.68
Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.01	5.74
US high yield bonds (Barclays US Corporate High Yield 2% Issuer Capped Index)	7.26	13.95

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	THIS PAGE NOT PART OF YOUR TRUST REPORT

The Benefits and Risks of Option Over-Writing

In general, the goal of each of the Trusts is to provide total return through a combination of current income and realized and unrealized gains (capital appreciation). The Trusts seek to pursue this goal primarily by investing in a portfolio of equity securities and utilizing an option over-writing strategy in an effort to enhance distribution yield and total return performance. However, these objectives cannot be achieved in all market conditions.

The Trusts primarily write single stock covered call options, and may also from time to time write single stock put options. When writing (selling) a covered call option, the Trust holds an underlying equity security and enters into an option transaction which allows the counterparty to purchase the equity security at an agreed-upon price (“strike price”) within an agreed-upon time period. The Trusts receive cash premiums from the counterparties upon writing (selling) the option, which along with net investment income and net realized gains, if any, are generally available to support current or future distributions paid by the Trusts. During the option term, the counterparty will elect to exercise the option if the market value of the equity security rises above the strike price, and the Trust will be obligated to sell the equity security to the counterparty at the strike price, realizing a gain or loss. Premiums received will increase gains or reduce losses realized on the sale of the equity security. If the option remains unexercised upon its expiration, the Trusts will realize gains equal to the premiums received.

Writing covered call options entails certain risks, which include, but are not limited to, the following: an increase in the value of the underlying equity security above the strike price can result in the exercise of a written option (sale by the Trust to the counterparty) when the Trust might not otherwise have sold the security; exercise of the option by the counterparty will result in a sale below the current market value and will result in a gain or loss being realized by the Trust; and writing covered call options limits the potential appreciation that could be realized on the underlying equity security to the extent of the strike price of the option. As such, an option over-writing strategy may outperform the general equity market in flat or falling markets but underperform in rising markets.

Each Trust employs a plan to support a level distribution of income, capital gains and/or return of capital. The goal of the plan is to provide shareholders with consistent and predictable cash flows by setting distribution rates based on expected long-term returns of the Trusts. Such distributions, under certain circumstances, may exceed a Trust’s total return performance. When total distributions exceed total return performance for the period, the difference will reduce the Trust’s net asset value per share (“NAV”). The final determination of the source and character of distributions in accordance with federal income tax regulations is made after the fiscal year and is reported in the Trust’s annual report to shareholders. To the extent that dividends and distributions exceed the Trust’s current and accumulated earnings and profits, which are measured on a tax basis, the excess may be treated as a tax return of capital. Dividends and distributions in excess of a Trust’s taxable income and net capital gains that do not exceed the Trust’s current and accumulated earnings and profits, which are measured on a tax basis, may be treated as ordinary income dividends and/or capital gain distributions.

To illustrate these concepts, assume the following: (1) a common stock purchased at and currently trading at $37.15 per share; (2) a three-month call option is written by a Trust with a strike price of $40 (i.e., 7.7% higher than the current market price); and (3) the Trust receives $2.45, or 6.6% of the common stock’s value, as a premium. If the stock price remains unchanged, the option will expire and there would be a 6.6% return for the three-month period. If the stock were to decline in price by 6.6% (i.e., decline to $34.70 per share), the option strategy would “break-even” from an economic perspective resulting in neither a gain nor a loss. If the stock were to climb to a price of $40 or above, the option would be exercised and the stock would return 7.7% coupled with the option premium received of 6.6% for a total return of 14.3%. Under this scenario, the Trust loses the benefit of any appreciation of the stock above $40, and thus is limited to a 14.3% total return. The premium from writing the call option serves to offset some of the unrealized loss on the stock in the event that the price of the stock declines, but if the stock were to decline more than 6.6% under this scenario, the Trust’s downside protection is eliminated and the stock could eventually become worthless.

Each Trust intends to write covered call options to varying degrees depending upon market conditions. Please refer to each Trust’s Schedule of Investments and the Notes to Financial Statements for details of written options.

Derivative Financial Instruments

The Trusts may invest in various derivative financial instruments, including foreign currency exchange contracts and options, as specified in Note 2 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to hedge market, equity, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Trusts’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require a Trust to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation a Trust can realize on an investment, may result in lower dividends paid to shareholders or may cause a Trust to hold an investment that it might otherwise sell. The Trusts’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2013	5

Trust Summary as of April 30, 2013	BlackRock EcoSolutions Investment Trust

Trust Overview

BlackRock EcoSolutions Investment Trust’s (BQR) (the “Trust”) investment objective is to provide total return through a combination of current income, current gains and long-term capital appreciation. The Trust seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in equity securities issued by companies that are engaged in one or more of New Energy (e.g., products, technologies and services connected to the efficient use of energy or the provision or manufacture of alternative forms of energy), Water Resources and Agriculture business segments. The Trust may invest directly in such securities or synthetically through the use of derivatives. The Trust utilizes an option writing (selling) strategy to enhance dividend yield.

No assurance can be given that the Trust’s investment objective will be achieved.

Portfolio Management Commentary

How did the Trust perform?

•

For the six-month period ended April 30, 2013, the Trust returned 6.99% based on market price and 8.78% based on net asset value (“NAV”). For the same period, the closed-end Lipper Sector Equity Funds category posted an average return of 10.23% based on market price and 10.14% based on NAV. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

What factors influenced performance?

•

The largest contribution to the Trust’s positive performance for the period came from the water resources segment of the portfolio where the Trust’s water utility holdings drove returns. The strongest-performing stock was Manila Water Co., Inc., a full service water utility company that primarily services residents in the East Zone region of Manila, Philippines. The company’s robust 2012 earnings were a catalyst for its share price touching all-time highs as it soared over the period. In the agriculture segment of the portfolio, exposure to agriculture equipment and machinery names had a positive impact on results for the period. Also within agriculture, Monsanto Co. was a strong individual contributor to returns as the agricultural science company’s earnings continuously beat analysts’ expectations and its management raised the earnings forecast given strong pricing power and high sales volume. Gains from the Trust’s option writing strategy had a positive impact on results for the period.

•

Conversely, the Trust’s position in fertilizer stock Agrium, Inc. detracted from performance due to a reduced output of potash (a fertilizer product) at the company’s Canadian mines and concerns that the late-season planting in the United States would impact retail demand for agricultural input products. The Trust’s holding in Pennon Group Plc also had a negative impact on returns as shares of the British water utility and waste management company weakened following a profit warning early in the period. In addition, the Trust held an elevated cash balance as a means of defensive positioning given near-term uncertainty about the market outlook. The Trust’s cash position had a modestly negative impact on performance as equities generally advanced.

Describe recent portfolio activity.

•

During the six-month period, the Trust initiated a position in TransCanada Corp., a North American infrastructure company that operates mainly in the oil and natural gas pipelines business. Also in the new energy sleeve, the Trust sold its holding in Spanish utilities group Iberdrola SA.

Describe portfolio positioning at period end.

•

At the end of period, the Trust continued to hold large allocations to both the agriculture and water resources segments and less emphasis on new energy, which is reflective of the relative outlooks and valuations for each of these segments.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	SEMI-ANNUAL REPORT	APRIL 30, 2013

BlackRock EcoSolutions Investment Trust

Trust Information

Symbol on New York Stock Exchange (“NYSE”)	BQR
Initial Offering Date	September 28, 2007
Current Distribution Rate on Closing Market Price as of April 30, 2013 ($8.90)[1]	8.06%
Current Quarterly Distribution per Common Share[2]	$0.17925
Current Annualized Distribution per Common Share[2]	$0.71700

[1]

Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate consists of income, net realized gains and/or a tax return of capital. See the Section 19(a) Notices on page 2 for the estimated sources and character of distributions. Past performance does not guarantee future results.

[2]	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	4/30/13	10/31/12	Change	High	Low
Market Price	$8.90	$8.66	2.77%	$9.48	$7.59
Net Asset Value	$9.55	$9.14	4.49%	$9.78	$8.87

The following charts show the ten largest holdings and industry allocation of the Trust’s long-term investments:

Ten Largest Holdings	4/30/13

Manila Water Co., Inc.	5%
Monsanto Co.	4
Syngenta AG	3
Severn Trent Plc	3
Inversiones Aguas Metropolitanas SA	3
Aqua America, Inc.	3
Sao Martinho SA	3
Agrium, Inc.	2
Potash Corp of Saskatchewan, Inc.	2
BrasilAgro - Co Brasileira de Propriedades Agricolas	2

Industry Allocation	4/30/13	10/31/12

Water Utilities	29%	25%
Chemicals	22	22
Food Products	12	14
Machinery	11	12
Electric Utilities	4	4
Oil, Gas & Consumable Fuels	4	2
Real Estate Investment Trusts (REITs)	3	3
Electrical Equipment	3	3
Commercial Services & Supplies	3	3
Multi-Utilities	2	3
Electronic Equipment, Instruments & Components	2	2
Construction & Engineering	2	3
Other[3]	3	4

[3]

Other includes a 1% holding or less in each of the following industries; for 4/30/13, Auto Components, Building Products, Independent Power Producers & Energy Traders, Industrial Conglomerates, Paper & Forest Products, Real Estate Management & Development, Road & Rail and Semiconductors & Semiconductor Equipment, and for 10/31/12, Auto Components, Building Products, Independent Power Producers & Energy Traders, Metals & Mining, Paper & Forest Products, Road & Rail and Semiconductors & Semiconductor Equipment.

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

SEMI-ANNUAL REPORT	APRIL 30, 2013	7

Trust Summary as of April 30, 2013	BlackRock Energy and Resources Trust

Trust Overview

BlackRock Energy and Resources Trust’s (BGR) (the “Trust”) investment objective is to provide total return through a combination of current income, current gains and long-term capital appreciation. The Trust seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its total assets in equity securities of energy and natural resources companies and equity derivatives with exposure to the energy and natural resources industry. The Trust may invest directly in such securities or synthetically through the use of derivatives. The Trust utilizes an option writing (selling) strategy to enhance dividend yield.

No assurance can be given that the Trust’s investment objective will be achieved.

Portfolio Management Commentary

How did the Trust perform?

•

For the six-month period ended April 30, 2013, the Trust returned 9.06% based on market price and 11.56% based on NAV. For the same period, the closed-end Lipper Sector Equity Funds category posted an average return of 10.23% based on market price and 10.14% based on NAV. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

What factors influenced performance?

•

The Trust’s positive performance was driven largely by its exposure to on-shore oil producers in the United States, including Anadarko Petroleum Corp. and Noble Energy, Inc., which benefited from rising crude oil prices during the period. The Trust’s holdings in the oil refining and marketing segment also had a positive impact on returns as companies such as Valero Energy Corp. and Delek Logistics Partners LP benefited from improved operating margins. Gains from the Trust’s option writing strategy had a positive impact on results for the period.

•

Exposure to gold and silver producers detracted from the Trust’s performance during the period. With gold and silver prices declining roughly 15% and 24%, respectively, in an upward-moving equity market, precious metals producers declined dramatically. In particular, the Trust’s key holdings in Silver Wheaton Corp. and Goldcorp, Inc. each fell more than 20% during the period. Elsewhere, the Trust’s overall return was hindered by weakness in select holdings such as Prospect Global Resources, Inc. a company with a potash (fertilizer product) development project in Arizona.

Describe recent portfolio activity.

•	During the six-month period, the Trust reduced exposure to companies involved in the production of non-energy related products. The overall number of holdings in the Trust decreased during the period.

Describe portfolio positioning at period end.

•

At the end of period, the Trust held a large exposure to energy exploration and production companies, with smaller allocations to oil services, energy distribution and oil refining and marketing companies. The Trust continued to maintain a limited exposure to metals & mining stock.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

8	SEMI-ANNUAL REPORT	APRIL 30, 2013

BlackRock Energy and Resources Trust

Trust Information

Symbol on NYSE	BGR
Initial Offering Date	December 29, 2004
Current Distribution Rate on Closing Market Price as of April 30, 2013 ($25.64)[1]	6.32%
Current Quarterly Distribution per Common Share[2]	$0.405
Current Annualized Distribution per Common Share[2]	$1.620

[1]

Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate consists of income, net realized gains and/or a tax return of capital. See the Section 19(a) Notices on page 2 for the estimated sources and character of distributions. Past performance does not guarantee future results.

[2]	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	4/30/13	10/31/12	Change	High	Low
Market Price	$25.64	$24.28	5.60%	$26.30	$21.78
Net Asset Value	$28.03	$25.95	8.02%	$28.53	$24.64

The following charts show the ten largest holdings and industry allocation of the Trust’s long-term investments:

Ten Largest Holdings	4/30/13

Chevron Corp.	8%
Gulfport Energy Corp.	7
Anadarko Petroleum Corp.	6
Noble Energy, Inc.	5
Schlumberger Ltd.	5
Range Resources Corp.	5
Valero Energy Corp.	5
Pioneer Natural Resources Co.	4
Keyera Corp.	3
Cameron International Corp.	3

Industry Allocation	4/30/13	10/31/12

Oil, Gas & Consumable Fuels	80%	78%
Energy Equipment & Services	18	16
Metals & Mining	2	6

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

SEMI-ANNUAL REPORT	APRIL 30, 2013	9

Trust Summary as of April 30, 2013	BlackRock Enhanced Capital and Income Fund, Inc.

Trust Overview

BlackRock Enhanced Capital and Income Fund, Inc.’s (CII) (the “Trust”) investment objective is to provide investors with a combination of current income and capital appreciation. The Trust seeks to achieve its investment objective by investing in a portfolio of equity and debt securities of US and foreign issuers. The Trust may invest directly in such securities or synthetically through the use of derivatives. The Trust utilizes an option writing (selling) strategy to enhance dividend yield.

No assurance can be given that the Trust’s investment objectives will be achieved.

Portfolio Management Commentary

How did the Trust perform?

•

For the six-month period ended April 30, 2013, the Trust returned 5.52% based on market price and 7.61% based on NAV. For the same period, the benchmark S&P 500® Value Index returned 16.63%. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

What factors influenced performance?

•

Relative to the S&P 500® Value Index, stock selection across several sectors detracted from performance during the period. The Trust’s positioning within financials was the leading source of underperformance. While the Trust held exposure to strong-performing money center banks such as Citigroup, Inc. and JPMorgan Chase & Co., the returns realized on these holdings were lower than that reflected in the benchmark index as a result of the Trust’s call-writing strategy. As money center banks rallied, the Trust’s positions in these stocks were called away, leading to an underweight posture within the group and hence the Trust’s underperformance. Similarly, the Trust’s performance in the insurance industry lagged the benchmark index due to changes in exposure to the group resulting from stock selection during the period.

•

Stock selection within the information technology (“IT”) sector also detracted from relative returns. The Trust purchased Apple, Inc. during the period, which proved particularly costly as the stock then declined over 20% by period end due to concerns about prospects for the company’s future growth. Within energy, exposure to oil-levered holdings in the integrated oil & gas segment, such as Suncor Energy, Inc., Chevron Corp. and Exxon Mobil Corp., had a negative impact on results as global oil prices posted modest declines during the period. Concurrently, gas-oriented producers rallied on a modest recovery in natural gas prices while the Trust was underweight in this space. In materials, shares of fertilizer producer CF Industries Holdings, Inc. fell sharply as global fertilizer prices dipped on concerns about the sustainability of global economic growth. Overall, gains from the Trust’s option writing strategy had a positive impact on results for the period.

•

Conversely, the Trust benefited from its overweight to the IT sector, which performed well relative to the broader equity market during the period. An underweight to industrials also proved beneficial for relative returns.

Describe recent portfolio activity.

•

During the six-month period, the Trust lowered its exposure to defensive-oriented areas such as consumer staples, utilities and telecommunication services (“telecom”), while increasing exposure to the more cyclical sectors, including IT and energy. Additionally, the strategy cut its exposure to financials during the period. Sector weightings in the Trust are generally a result of individual stock selection. Within that context, the Trust initiated high-conviction positions during the period including American International Group, Inc. (financials), Google, Inc. (IT), Japan Airlines Co. Ltd. (industrials), Vodafone Group Plc (telecom) and HollyFrontier Corp. (energy), while eliminating holdings in Wells Fargo & Co. (financials), Intel Corp. (IT), Honeywell International, Inc. (industrials), Verizon Communications, Inc. (telecom) and Noble Energy, Inc. (energy).

Describe portfolio positioning at period end.

•

Relative to the S&P 500® Value Index, the Trust ended the period underweight within the defensive consumer staples and utilities sectors, and was also underweight in financials and consumer discretionary. The Trust maintained overweights in energy and materials. Across the sectors, the Trust continues to emphasize Management’s highest-conviction investment ideas on a stock-by-stock basis.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

10	SEMI-ANNUAL REPORT	APRIL 30, 2013

BlackRock Enhanced Capital and Income Fund, Inc.

Trust Information

Symbol on NYSE	CII
Initial Offering Date	April 30, 2004
Current Distribution Rate on Closing Market Price as of April 30, 2013 ($13.09)[1]	9.17%
Current Quarterly Distribution per Common Share[2]	$0.30
Current Annualized Distribution per Common Share[2]	$1.20

[1]

Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate consists of income, net realized gains and/or a tax return of capital. See the Section 19(a) Notices on page 2 for the estimated sources and character of distributions. Past performance does not guarantee future results.

[2]	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	4/30/13	10/31/12	Change	High	Low
Market Price	$13.09	$12.99	0.77%	$13.29	$11.80
Net Asset Value	$14.50	$14.11	2.76%	$14.54	$13.62

The following charts show the ten largest holdings and sector allocation of the Trust’s long-term investments:

Ten Largest Holdings	4/30/13

American International Group, Inc.	6%
Japan Airlines Co. Ltd.	6
Google, Inc., Class A	5
Vodafone Group Plc — ADR	5
CF Industries Holdings, Inc.	4
Suncor Energy, Inc.	4
Merck & Co., Inc.	4
Pfizer, Inc.	3
HollyFrontier Corp.	3
Apple, Inc.	3

Sector Allocation	4/30/13	10/31/12

Energy	19%	11%
Information Technology	18	12
Financials	16	22
Health Care	13	12
Consumer Discretionary	8	8
Industrials	7	10
Telecommunication Services	7	8
Consumer Staples	5	8
Materials	5	4
Utilities	2	5

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

SEMI-ANNUAL REPORT	APRIL 30, 2013	11

Trust Summary as of April 30, 2013	BlackRock Enhanced Equity Dividend Trust

Trust Overview

BlackRock Enhanced Equity Dividend Trust’s (BDJ) (the  “Trust”) primary investment objective is to provide current income and current gains, with a secondary investment objective of long-term capital appreciation. The Trust seeks to achieve its investment objectives by investing in common stocks that pay dividends and have the potential for capital appreciation and by utilizing an option writing (selling) strategy to enhance distributions paid to the Trust’s shareholders. The Trust invests, under normal market conditions, at least 80% of its total assets in dividend paying equities. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objectives will be achieved.

Portfolio Management Commentary

How did the Trust perform?

•

For the six-month period ended April 30, 2013, the Trust returned 9.33% based on market price and 8.61% based on NAV. For the same period, the Russell 1000® Value Index returned 16.31%. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

What factors influenced performance?

•

The largest detractor from relative performance during the period was a combination of stock selection and an underweight position in the financials sector, followed by an underweight and stock selection in information technology (“IT”). Individual stock selection in consumer discretionary and consumer staples hampered returns, as did an overweight in utilities. Stock selection in industrials also weighed on performance.

•

Contributing positively to performance was a combination of stock selection and an underweight in energy. The Trust’s energy position favored integrated oil & gas companies, which were strong performers during the period. Overweight positions in consumer staples and consumer discretionary also added meaningfully to returns, as did stock selection in utilities and materials. Gains from the Trust’s option writing strategy had a positive impact on results for the period.

Describe recent portfolio activity.

•

During the six-month period, there were no large-scale changes to overall allocations. However, we continued to position the Trust opportunistically in the current environment. The largest active change was an addition to the financials sector, specifically to the regional banking industry where there were opportunities to own companies that were well-capitalized, exhibit above-peer earnings growth, strong dividend growth and were trading at discounted valuations. The Trust also reduced traditionally defensive holdings in utilities and telecommunication services and used the proceeds to buy companies in the same sectors whose management teams have been more articulate about growth and future expansion plans in the near term. The Trust sold holdings in industrials that may likely be impacted by slowing demand, weaker productivity and fewer growth projects within the mining space.

Describe portfolio positioning at period end.

•

As of the end of the period, the Trust was positioned to perform well in a wide range of economic scenarios. This has been done by emphasizing companies that carry a diverse group of assets, have extensive customer bases among both retail and institutional clients and those which are less sensitive to broad changes in macroeconomic variables. By taking less factor-specific risk, the Trust is better protected than the market, but able to capture upside as equity markets and the broader economy gain momentum. By owning companies that can participate in all parts of a cycle, not just early or late-cycle names, the Trust is more prepared for less-certain times. As always, the Trust continued to search for brand leadership and industry dominance in its investments.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

12	SEMI-ANNUAL REPORT	APRIL 30, 2013

BlackRock Enhanced Equity Dividend Trust

Trust Information
Symbol on NYSE	BDJ
Initial Offering Date	August 31, 2005
Current Distribution Rate on Closing Market Price as of April 30, 2013 ($7.81)[1]	7.17%
Current Quarterly Distribution per Common Share[2]	$0.14
Current Annualized Distribution per Common Share[2]	$0.56

[1]

Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate consists of income, net realized gains and/or a tax return of capital. See the Section 19(a) Notices on page 2 for the estimated sources and character of distributions. Past performance does not guarantee future results.

[2]	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	4/30/13	10/31/12	Change	High	Low
Market Price	$7.81	$7.41	5.40%	$7.91	$6.87
Net Asset Value	$8.69	$8.30	4.70%	$8.69	$8.03

The following charts show the ten largest holdings and sector allocation of the Trust’s long-term investments:

Ten Largest Holdings	4/30/13
Chevron Corp.	3%
JPMorgan Chase & Co.	3
Wells Fargo & Co.	3
The Home Depot, Inc.	2
General Electric Co.	2
Comcast Corp., Special Class A	2
Pfizer, Inc.	2
Verizon Communications, Inc.	2
Exxon Mobil Corp.	2
Philip Morris International, Inc.	2

Sector Allocation	4/30/13	10/31/12
Financials	19%	18%
Industrials	14	15
Energy	14	12
Consumer Staples	13	13
Consumer Discretionary	10	11
Health Care	8	7
Utilities	7	10
Materials	6	5
Information Technology	5	3
Telecommunication Services	4	6

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

SEMI-ANNUAL REPORT	APRIL 30, 2013	13

Trust Summary as of April 30, 2013	BlackRock Global Opportunities Equity Trust

Trust Overview

BlackRock Global Opportunities Equity Trust’s (BOE) (the  “Trust”) primary investment objective is to provide current income and current gains, with a secondary investment objective of long-term capital appreciation. The Trust seeks to achieve its investment objectives by investing primarily in equity securities issued by companies located in countries throughout the world and utilizing an option writing (selling) strategy to enhance current gains. The Trust invests, under normal market conditions, at least 80% of its assets in equity securities or options on equity securities or indices or sectors of equity securities. Under normal circumstances, the Trust invests a substantial amount of its total assets in foreign issuers, issuers that primarily trade in a market located outside the United States or issuers that do a substantial amount of business outside the United States. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objectives will be achieved.

Portfolio Management Commentary

How did the Trust perform?

•

For the six-month period ended April 30, 2013, the Trust returned 11.72% based on market price and 10.84% based on NAV. For the same period, the MSCI All Country World Index posted a return of 13.46%. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

What factors influenced performance?

•

The Trust’s positioning within energy, which was among the weaker performing sectors in the benchmark index, detracted from relative results for the period. Exposure to the offshore drilling and energy equipment & services segments had a negative impact on results amid declining oil prices. While there have been several factors at play, a stronger US dollar and more moderate economic data out of China are commonly cited for the recent weakness in oil prices. On a regional basis, stock selection in developed Europe detracted from the Trust’s performance. Most notably, while eurozone instability has persisted for an extended period of time, the conditions of the latest bailout package for Cyprus added to pressures on the Trust’s euro-centric positions.

•

Conversely, stock selection in industrials was the largest contributor to performance. Several capital goods holdings such as United Rentals, Inc., Eaton Corp. and Hino Motors Ltd. delivered stand-out performance, as did German airliner Deutsche Lufthansa AG and US car rental operator Hertz Global Holdings, Inc. The cost savings associated with massive industry restructuring and consolidation since the onset of the financial crisis have resulted in better operating and profitability measures for many of these now higher quality businesses. Other factors that drove positive relative performance were the Trust’s US commodity chemical holdings in the materials sector and an overweight to asset managers in the financials sector. Gains from the Trust’s option writing strategy had a positive impact on results for the period.

Describe recent portfolio activity.

•

During the six-month period, the Trust reduced its cash position as well as several commodity-linked holdings domiciled in Australia and Mexico. The proceeds were used to increase exposure to Japan and core European countries.

Describe portfolio positioning at period end.

•

At period end, the Trust’s holdings reflected a preference for well-capitalized businesses with the ability to consistently grow and generate cash flow in excess of their cost of capital. These companies, more often than not, have re-invested in their businesses, restructured, and are now among the lowest cost producers in their respective industries and hold significant market share. The Trust’s regional positioning was consistent with the view that economies around the world continue to recover. The Trust maintained a bias toward globally oriented companies domiciled in the United States and Europe, while reflecting optimism for Japan and general caution with respect to emerging markets.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

14	SEMI-ANNUAL REPORT	APRIL 30, 2013

BlackRock Global Opportunities Equity Trust

Trust Information

Symbol on NYSE	BOE
Initial Offering Date	May 31, 2005
Current Distribution Rate on Closing Market Price as of April 30, 2013 ($14.12)[1]	8.83%
Current Quarterly Distribution per Common Share[2]	$0.31165
Current Annualized Distribution per Common Share[2]	$1.24660

[1]

Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate consists of income, net realized gains and/or a tax return of capital. See the Section 19(a) Notices on page 2 for the estimated sources and character of distributions. Past performance does not guarantee future results.

[2]	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	4/30/13	10/31/12	Change	High	Low
Market Price	$14.12	$13.24	6.65%	$14.20	$11.92
Net Asset Value	$15.86	$14.99	5.80%	$15.86	$14.27

The following charts show the ten largest holdings and geographic allocation of the Trust’s long-term investments:

Ten Largest Holdings	4/30/13
Roche Holding AG	2%
Google, Inc., Class A	2
Bank of America Corp.	2
Barclays Plc — ADR	1
Svenska Cellulosa AB, B Shares	1
AIA Group Ltd.	1
UBS AG	1
Mead Johnson Nutrition Co.	1
Diageo Plc	1
esure Group Plc	1

Geographic Allocation	4/30/13	10/31/12
United States	47%	47%
United Kingdom	14	12
Japan	9	3
Switzerland	8	2
France.	5	4
Indonesia	3	2
Italy	3	1
Germany	2	5
Sweden	1	3
Hong Kong	1	2
Mexico	1	2
Australia	—	2
Norway	—	2
Ireland	—	2
Other[3]	6	11

[3]

Other includes a 1% holding or less in each of the following countries; for 4/30/13, India, Belgium, Taiwan, Cayman Islands, Netherlands, Thailand and Argentina, and for 10/31/12, Italy, Taiwan, China, Spain, Singapore, India, Belgium, Cayman Islands, Bermuda, Thailand, Canada, Brazil, South Korea and Argentina.

SEMI-ANNUAL REPORT	APRIL 30, 2013	15

Trust Summary as of April 30, 2013	BlackRock Health Sciences Trust

Trust Overview

BlackRock Health Sciences Trust’s (BME) (the “Trust”) investment objective is to provide total return through a combination of current income, current gains and long-term capital appreciation. The Trust seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in equity securities of companies engaged in the health sciences and related industries and equity derivatives with exposure to the health sciences industry. The Trust utilizes an option writing (selling) strategy to enhance dividend yield.

No assurance can be given that the Trust’s investment objective will be achieved.

Portfolio Management Commentary

How did the Trust perform?

•

For the six-month period ended April 30, 2013, the Trust returned 18.47% based on market price and 19.30% based on NAV. For the same period, the Russell 3000® Healthcare Index returned 20.37%. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

What factors influenced performance?

•

Given the strong performance of the Trust and the benchmark index during the period, there were only a few detractors from relative returns. In pharmaceuticals, the Trust’s underweight positions in some of the larger benchmark constituents such as Johnson & Johnson and Pfizer, Inc. hindered results, although stock selection in this industry was still a positive contributor to relative performance in the aggregate. Additionally, several holdings in managed health care detracted from performance due to uncertainty regarding the impact of Health Care Reform legislation and reimbursement cuts. The Trust’s option writing strategy had a slightly negative impact on results for the period.

•

Positive relative performance in the Trust came from multiple industries. The largest contributor was a combination of stock selection and an overweight in biotechnology, where several of the Trust’s holdings appreciated due to favorable outcomes for their clinical developments, strong financial results or the combination thereof. Similarly, stock selection in pharmaceuticals aided relative performance due to overweight positions in Roche Holding AG and Novartis AG, while the Trust benefited from maintaining an underweight in Merck & Co., Inc., which underperformed the benchmark. Elsewhere, the Trust benefited from its overweight positions in strong performers such as health care equipment company Sirona Dental Systems, Inc. and life sciences tools company Agilent Technologies, Inc., the latter of which the Fund sold after the stock had appreciated to Management’s price target at the beginning of 2013.

Additionally, the Trust’s avoidance of several health care equipment laggards, Intuitive Surgical, Inc. and Edwards Lifesciences Corp., proved beneficial given their poor stock performance. Lastly, the Trust derived gains from its health care facility holdings, Universal Health Services, Inc. and Capital Senior Living Corp.

Describe recent portfolio activity.

•

During the six-month period, the Trust’s industry exposures changed as a result of investment decisions at the individual stock level. The Trust’s exposures to the pharmaceutical, biotechnology industries and health care equipment & supplies increased slightly, while its allocation to health care providers & services slightly decreased.

Describe portfolio positioning at period end.

•

As of period end, the Trust continued to maintain a focus on innovative companies that seek to satisfy an unmet health care need or enhance current products or services. As a result, the Trust’s largest industry allocations continued to be pharmaceuticals and biotechnology. The Trust also maintained focused exposure to companies deemed likely to benefit from the implementation of Health Care Reform legislation.

•

Overall, Trust management remains constructive on the health care sector. Generally speaking, valuations in the health care sector remain reasonable, even after the strong performance of the sector in 2012 and thus far in 2013. Policy uncertainty has diminished as the implementation of Health Care Reform legislation has been slated for 2014. Furthermore, the new legislation is expected to benefit health care companies by creating increased consumer demand. Additionally, innovation has been improving, particularly in the pharmaceutical and biotechnology industries, which enhances the long-term growth outlook for those stocks.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

16	SEMI-ANNUAL REPORT	APRIL 30, 2013

BlackRock Health Sciences Trust

Trust Information

Symbol on NYSE	BME
Initial Offering Date	March 31, 2005
Current Distribution Rate on Closing Market Price as of April 30, 2013 ($31.22)[1]	4.92%
Current Quarterly Distribution per Common Share[2]	$0.384375
Current Annualized Distribution per Common Share[2]	$1.537500

[1]

Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate consists of income, net realized gains and/or a tax return of capital. See the Section 19(a) Notices on page 2 for the estimated sources and character of distributions. Past performance does not guarantee future results.

[2]	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	4/30/13	10/31/12	Change	High	Low
Market Price	$31.22	$27.86	12.06%	$32.38	$26.41
Net Asset Value	$31.98	$28.34	12.84%	$32.22	$27.59

The following charts show the ten largest holdings and industry allocation of the Trust’s long-term investments:

Ten Largest Holdings	4/30/13
Roche Holding AG	5%
Pfizer, Inc.	4
Gilead Sciences, Inc.	4
Novartis AG	4
Amgen, Inc.	4
Celgene Corp.	4
Bristol-Myers Squibb Co.	3
Eli Lilly & Co.	3
Sanofi	3
Johnson & Johnson	3

Industry Allocation	4/30/13	10/31/12
Pharmaceuticals	39%	36%
Biotechnology	28	22
Health Care Equipment & Supplies	14	13
Health Care Providers & Services	11	20
Life Sciences Tools & Services	4	6
Food & Staples Retailing	2	1
Other[3]	2	2

[3]

Other includes a 1% holding or less in each of the following industries; for 4/30/13, Health Care Technology, Diversified Consumer Services, and Industrial Conglomerates, and for 10/31/12, Industrial Conglomerates, Diversified Consumer Services, Health Care, Technology and Chemicals.

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

SEMI-ANNUAL REPORT	APRIL 30, 2013	17

Trust Summary as of April 30, 2013	BlackRock International Growth and Income Trust

Trust Overview

BlackRock International Growth and Income Trust’s (BGY) (the “Trust”) primary investment objective is to provide current income and current gains, with a secondary objective of long-term capital appreciation. The Trust seeks to achieve its investment objectives by investing primarily in equity securities issued by companies of any market capitalization located in countries throughout the world and utilizing an option writing (selling) strategy to enhance current gains. The Trust invests, under normal market conditions, at least 80% of its assets in equity securities issued by non-U.S. companies of any market capitalization located in countries throughout the world. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objectives will be achieved.

Portfolio Management Commentary

How did the Trust perform?

•

For the six-month period ended April 30, 2013, the Trust returned 9.25% based on market price and 9.50% based on NAV. For the same period, the MSCI All Country World Index ex-US returned 12.78%. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

What factors influenced performance?

•

The largest detractor from Trust performance was positioning within the materials sector. Exposures to gold miners and industrial-related metals had a negative impact on results due to price reversals in the underlying commodities after multi-year runs of considerable pricing strength. While there have been several factors at play, a stronger US dollar and more moderate economic data out of China are commonly cited for the recent weakness in commodity prices. Also in materials, the Trust’s holdings in the paper products segment lagged the benchmark index during the period. The Trust’s option writing strategy had a negative impact on results for the period.

•

Conversely, stock selection within diversified financials and pharmaceuticals were the largest relative contributors from an industry perspective. These segments performed well as strong cash flow attributes, and larger cash inflows for asset managers, attracted investors seeking income and growth in the low interest rate environment. From a geographic standpoint, stock selection in Japan contributed positively. While the outcome is far from certain, Japan has clearly been taking bold policy actions in an attempt to reinvigorate its domestic economy, leading to a re-pricing of local assets as well as shares of export-oriented companies.

Describe recent portfolio activity.

•

During the six-month period, the Trust increased its allocation to developed Europe, with the largest additions centered on globally oriented businesses domiciled in Switzerland. The Trust also added to Japanese equities. These purchases were funded primarily from reduced exposures to the Trust’s more cyclical holdings in Australia, Canada and the emerging markets.

Describe portfolio positioning at period end.

•

At period end, the Trust’s holdings reflected a preference for well-capitalized businesses with the ability to consistently grow and generate cash flow in excess of their cost of capital. These companies, more often than not, have re-invested in their businesses, restructured, and are now among the lowest cost producers in their respective industries and hold significant market share. The Trust’s regional positioning was consistent with the view that economies around the world continue to recover. The Trust maintained a bias toward globally oriented companies domiciled in Europe, while reflecting optimism for Japan and general caution with respect to emerging markets.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

18	SEMI-ANNUAL REPORT	APRIL 30, 2013

BlackRock International Growth and Income Trust

Trust Information

Symbol on NYSE	BGY
Initial Offering Date	May 30, 2007
Current Distribution Rate on Closing Market Price as of April 30, 2013 ($7.75)[1]	8.66%
Current Quarterly Distribution per Common Share[2]	$0.16785
Current Annualized Distribution per Common Share[2]	$0.67140

[1]

Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate consists of income, net realized gains and/or a tax return of capital. See the Section 19(a) Notices on page 2 for the estimated sources and character of distributions. Past performance does not guarantee future results.

[2]	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	4/30/13	10/31/12	Change	High	Low
Market Price	$7.75	$7.41	4.59%	$7.82	$6.85
Net Asset Value	$8.68	$8.28	4.83%	$8.70	$8.07

The following charts show the ten largest holdings and geographic allocation of the Trust’s long-term investments:

Ten Largest Holdings	4/30/13
Roche Holding AG	5%
Sanofi	3
Novartis AG	2
Barclays Plc — ADR	2
Syngenta AG	2
Nestle SA	2
Eni SpA	2
ORIX Corp.	2
Diageo Plc	2
Swiss Re AG	2

Geographic Allocation	4/30/13	10/31/12
United Kingdom	24%	25%
Switzerland	19	11
Japan	12	6
Germany	7	6
France	6	7
Hong Kong	5	3
Netherlands	4	2
Italy	4	2
Belgium	3	1
Ireland	3	2
Indonesia	2	1
Sweden	2	4
Mexico	1	3
Australia	1	4
Canada	—	4
Singapore	—	3
China	—	2
Spain	—	2
Brazil	—	2
Other[3]	7	10

[3]

Other includes a 1% holding or less in each of the following countries; for 4/30/13, Finland, Thailand, Taiwan, United States, India, Malaysia, Canada, China, and Cayman Islands and for 10/31/12, South Korea, India, Jersey, Channel Islands, Norway, Finland, Taiwan, South Africa, United States, Israel, Argentina, Thailand, Malaysia, Gibraltar, and Cayman Islands.

SEMI-ANNUAL REPORT	APRIL 30, 2013	19

Trust Summary as of April 30, 2013	BlackRock Real Asset Equity Trust

Trust Overview

BlackRock Real Asset Equity Trust’s (BCF) (the “Trust”) investment objective is to provide total return through a combination of current income, current gains and long-term capital appreciation. The Trust seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in equity securities of energy, natural resources and basic materials companies and equity derivatives with exposure to companies in the energy, natural resources and basic materials industries. The Trust may invest directly in such securities or synthetically through the use of derivatives. The Trust utilizes an option writing (selling) strategy to enhance dividend yield.

No assurance can be given that the Trust’s investment objective will be achieved.

Portfolio Management Commentary

How did the Trust perform?

•

For the six-month period ended April 30, 2013, the Trust returned (0.72)% based on market price and (3.55)% based on NAV. For the same period, the closed-end Lipper Sector Equity Funds category posted an average return of 10.23% based on market price and 10.14% based on NAV. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

What factors influenced performance?

•

The Trust’s investments in the natural resources segment (metals & mining stocks) detracted from performance for the period amid price weakness in precious metals, especially gold. In particular, the Trust’s position in Peruvian gold miner Cia de Minas Buenaventura SA hurt returns after the company delivered a disappointing update from its growth development project in southern Peru, the Chucapaca open-pit mine, suggesting that open-pit mining may no longer be an economic method for developing the mine. The company also reported faster-than-expected grade declines (the concentration of metal contained in the ore) in other mines, suggesting the possibility of lower production levels for 2013. Other holdings in this space having a negative impact on the Trust’s results included Fresnillo Plc and Industrias Penoles SAB de CV. In addition, the Trust held an elevated cash balance as a means of defensive positioning given near-term uncertainty about the market outlook. The Trust’s cash position had a modestly negative impact on performance as equities generally advanced.

•

The Trust’s investments in the basic materials segment of the portfolio contributed positively to results, with notable performance from the chemicals, paper & forest products and containers & packaging industries. Notable contributors within chemicals included E.I. du Pont de Nemours & Co., Praxair, Inc. and Monsanto Co. In paper & forest products, International Paper Co. was a stand-out performer with strong fourth-quarter earnings that beat consensus estimates. The company benefited from higher prices for container board while its management effectively reduced fixed costs and improved free cash flow generation. In the energy segment of the portfolio, the Trust’s position in refiner Valero Energy Corp. proved beneficial as the stock soared on expectations that the company would have the ability to monetize crude oil price differentials given its available capacity to increase production in the United States. Gains from the Trust’s option writing strategy had a positive impact on performance during the period.

Describe recent portfolio activity.

•

During the six-month period, notable transactions included the addition of Nevsun Resources Ltd. and Silver Wheaton Corp. and the elimination of Cliffs Natural Resources, Inc. and Harry Winston Diamond Corp.

Describe portfolio positioning at period end.

•	At the end of the period, the Trust held its largest exposure in metals & mining stocks, with the remainder broadly divided between the energy sector and basic materials.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

20	SEMI-ANNUAL REPORT	APRIL 30, 2013

BlackRock Real Asset Equity Trust

Trust Information

Symbol on NYSE	BCF
Initial Offering Date	September 29, 2006
Current Distribution Rate on Closing Market Price as of April 30, 2013 ($9.88)[1]	8.97%
Current Quarterly Distribution per Common Share[2]	$0.2215
Current Annualized Distribution per Common Share[2]	$0.8860

[1]

Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate consists of income, net realized gains and/or a tax return of capital. See the Section 19(a) Notices on page 2 for the estimated sources and character of distributions. Past performance does not guarantee future results.

[2]	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	4/30/13	10/31/12	Change	High	Low
Market Price	$9.88	$10.39	(4.91)%	$10.85	$9.18
Net Asset Value	$10.19	$11.03	(7.62)%	$11.35	$9.69

The following charts show the ten largest holdings and industry allocation of the Trust’s long-term investments:

Ten Largest Holdings	4/30/13

Rio Tinto Plc	4%
BHP Billiton Plc	4
EI du Pont de Nemours & Co.	4
Caterpillar, Inc.	3
Praxair, Inc.	3
International Paper Co.	3
Xstrata Plc	3
Chevron Corp.	3
Industrias Penoles SAB de CV	3
MeadWestvaco Corp.	3

Industry Allocation	4/30/13	10/31/12

Metals & Mining	38%	43%
Oil, Gas & Consumable Fuels	27	27
Chemicals	15	13
Paper & Forest Products	7	6
Energy Equipment & Services	6	5
Machinery	5	4
Real Estate Investment Trusts (REITs)	2	2

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

SEMI-ANNUAL REPORT	APRIL 30, 2013	21

Trust Summary as of April 30, 2013	BlackRock Resources & Commodities Strategy Trust

Trust Overview

BlackRock Resources & Commodities Strategy Trust’s (BCX) (the “Trust”) primary investment objective is to seek high current income and current gains, with a secondary objective of capital appreciation. The Trust will seek to achieve its investment objectives, under normal market conditions,by investing at least 80% of its total assets in equity securities issued by commodity or natural resources companies, derivatives with exposure to commodity or natural resources companies or investments in securities and derivatives linked to the underlying price movement of commodities or natural resources. The Trust utilizes an option writing (selling) strategy to enhance dividend yield.

No assurance can be given that the Trust’s investment objectives will be achieved.

Portfolio Management Commentary

How did the Trust perform?

•

For the six-month period ended April 30, 2013, the Trust returned (6.76)% based on market price and (5.94)% based on NAV. For the same period, the closed-end Lipper Sector Equity Funds category posted an average return of 10.23% based on market price and 10.14% based on NAV. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

What factors influenced performance?

•

The Trust’s exposure to metals & mining stocks detracted from performance as concerns about growth in China and some disappointing company reports (including asset write-downs from a number of major mining companies) weighed on the industry. Gold and precious metals producers were among the weakest performers during the period. Gold producers sold off heavily amid severe volatility in the price of gold, which declined roughly 15% over the period, driven largely by uncertainty around central bank actions, including the longevity of the US Federal Reserve’s stimulus program and fears that the bailout terms for Cyprus may entail a gold sale.

•

The Trust’s investments in the energy sector contributed positively to returns as optimism around the US economy (the largest end market for crude oil) helped generate momentum for the sector. Certain gas producers held in the Trust were among the stronger performers due to a significant appreciation in natural gas prices, helped by cooler weather in the United States. Gains from the Trust’s option writing strategy also had a positive impact on performance during the period.

Describe recent portfolio activity.

•

During the six-month period, the Trust increased its allocation to oil, gas & consumable fuels and decreased exposure to metals & mining stocks. In basic materials, the Trust reduced its chemicals exposure, while adding to holdings in machinery and food products.

Describe portfolio positioning at period end.

•

As of period end, the Trust’s largest allocation was to the energy sector, while the remaining exposure was divided broadly between metals & mining and basic materials stocks. This positioning reflects the relative outlooks and valuations for each of these segments.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

22	SEMI-ANNUAL REPORT	APRIL 30, 2013

BlackRock Resources & Commodities Strategy Trust

Trust Information

Symbol on NYSE	BCX
Initial Offering Date	March 30, 2011
Current Distribution Rate on Closing Market Price as of April 30, 2013 ($12.60)[1]	9.21%
Current Quarterly Distribution per Common Share[2]	$0.29
Current Annualized Distribution per Common Share[2]	$1.16

[1]

Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate consists of income, net realized gains and/or a tax return of capital. See the Section 19(a) Notices on page 2 for the estimated sources and character of distributions. Past performance does not guarantee future results.

[2]	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	4/30/13	10/31/12	Change	High	Low
Market Price	$12.60	$14.12	(10.76)%	$14.32	$12.04
Net Asset Value	$13.88	$15.42	(9.99)%	$15.54	$13.19

The following charts show the ten largest holdings and industry allocation of the Trusts long-term investments:

Ten Largest Holdings	4/30/13

Chevron Corp.	7%
Exxon Mobil Corp.	5
Monsanto Co.	4
BHP Billiton Ltd. — ADR	4
Syngenta AG.	4
Potash Corp of Saskatchewan, Inc.	3
ConocoPhillips	3
Royal Dutch Shell Plc — ADR	3
Xstrata Plc	3
Southwestern Energy Co.	3

Industry Allocation	4/30/13	10/31/12

Oil, Gas & Consumable Fuels	45%	37%
Metals & Mining	24	33
Chemicals	17	21
Food Products	7	3
Machinery	6	4
Real Estate Investment Trusts (REITS)	1	—
Energy Equipment & Services	—	2

For Trust compliance purposes, the Trust iindustry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

SEMI-ANNUAL REPORT	APRIL 30, 2013	23

Trust Summary as of April 30, 2013	BlackRock S&P Quality Rankings Global Equity Managed Trust

Trust Overview

BlackRock S&P Quality Rankings Global Equity Managed Trust’s (BQY) (the “Trust”) investment objective is to provide total return through a combination of current income, current gains and long-term capital appreciation. The Trust seeks to achieve its investment objective by investing primarily in equity securities of issuers that pay above-average dividends and have the potential for capital appreciation. The Trust invests, under normal market conditions, at least 80% of its assets in equity securities included in the S&P Quality Rankings that are ranked at least B+ by S&P at the time of investment. Under normal circumstances, the Trust invests a substantial amount of its total assets in foreign issuers, issuers that primarily trade in a market located outside the United States or issuers that do a substantial amount of business outside the United States. The Trust may invest directly in such securities or synthetically through the use of derivatives. The Trust utilizes an option writing (selling) strategy to enhance dividend yield.

The Board approved a change to the Trust’s non-fundamental investment policies on June 4, 2013. Please refer to page 132 in the Additional Information section.

No assurance can be given that the Trust’s investment objective will be achieved.

Portfolio Management Commentary

How did the Trust perform?

•

For the six-month period ended April 30, 2013, the Trust returned 10.02% based on market price and 10.06% based on NAV. For the same period, the MSCI World Value Index returned 15.64%. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

What factors influenced performance?

•

Relative to the MSCI World Value Index, the largest detractor from the Trust’s performance was the combination of a substantial underweight and stock selection in the financials sector, followed by individual stock selection in information technology (“IT”). An overweight and stock selection in telecommunication services hampered returns, as did stock selection in consumer staples and utilities. A small overweight in utilities also weighed on performance.

•

The largest contributor to the Trust’s positive performance was a combination of strong stock selection and underweight positions in both materials and energy. A large overweight in consumer staples added to returns, as did marginal overweights in health care and consumer discretionary. Gains from the Trust’s option writing strategy had a positive impact on results for the period.

Describe recent portfolio activity.

•

During the six-month period, there were few meaningful changes to overall portfolio allocations due to the longer-term nature of the Trust’s investment horizon and project cycle within the global utility and infrastructure space. The Trust continued to focus on companies that are likely to gain market share and grow revenues in a recovering global economy.

Describe Trust positioning at period end.

•

As of the end of the period, the Trust was positioned to perform well in a wide range of economic scenarios. This has been done by emphasizing companies that carry a diverse group of assets, have extensive customer bases among both retail and institutional clients and those which are less sensitive to broad changes in macroeconomic variables. By taking less factor-specific risk, the Trust is better protected than the market, but able to capture upside as equity markets and the broader economy gain momentum. By owning companies that can participate in all parts of a cycle, not just early or late-cycle names, the Trust is more prepared for less-certain times. As always, the Trust continued to search for brand leadership and industry dominance in its investments.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

24	SEMI-ANNUAL REPORT	APRIL 30, 2013

BlackRock S&P Quality Rankings Global Equity Managed Trust

Trust Information

Symbol on NYSE MKT	BQY
Initial Offering Date	May 28, 2004
Current Distribution Rate on Closing Market Price as of April 30, 2013 ($13.06)[1]	7.04%
Current Quarterly Distribution per Common Share[2]	$0.23
Current Annualized Distribution per Common Share[2]	$0.92

[1]

Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate consists of income, net realized gains and/or a tax return of capital. See the Section 19(a) Notices on page 2 for the estimated sources and character of distributions. Past performance does not guarantee future results.

[2]	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	4/30/13	10/31/12	Change	High	Low
Market Price	$13.06	$12.34	5.83%	$13.20	$11.04
Net Asset Value	$14.25	$13.46	5.87%	$14.25	$12.73

The following charts show the ten largest holdings and geographic allocation of the Trust’s long-term investments:

Ten Largest Holdings	4/30/13

Exxon Mobil Corp.	3%
AT&T Inc.	3
Chevron Corp.	2
General Mills, Inc.	2
The Walt Disney Co.	2
Verizon Communications, Inc.	2
Emerson Electric Co.	2
Altria Group, Inc.	2
Bristol-Myers Squibb Co.	2
The Home Depot, Inc.	2

Geographic Allocation	4/30/13	10/31/12

United States	69%	69%
United Kingdom	7	6
Australia	4	4
France	3	3
Canada	3	4
Sweden	3	3
Germany	3	3
Hong Kong	2	2
Japan	2	2
Other[3]	4	4

[3]

Other includes a 1% holding or less in each of the following countries; for 4/30/13, Singapore, Switzerland, Netherlands, Belgium, Spain and Italy, and for 10/31/12, Singapore, Switzerland, Netherlands, Belgium, Spain and Italy.

SEMI-ANNUAL REPORT	APRIL 30, 2013	25

Trust Summary as of April 30, 2013	BlackRock Utility and Infrastructure Trust

Trust Overview

BlackRock Utility and Infrastructure Trust’s (BUI) (the “Trust”) investment objective is to provide total return through a combination of current income, current gains and long-term capital appreciation. The Trust seeks to achieve its investment objective by investing primarily in equity securities issued by companies that are engaged in the Utilities and Infrastructure business segments anywhere in the world and by utilizing an option writing (selling) strategy in an effort to enhance current gains. The Trust considers the “Utilities” business segment to include products, technologies and services connected to the management, ownership, operation, construction, development or financing of facilities used to generate, transmit or distribute electricity, water, natural resources or telecommunications and the “Infrastructure” business segment to include companies that own or operate infrastructure assets or that are involved in the development, construction, distribution or financing of infrastructure assets. Under normal circumstances, the Trust invests a substantial amount of its total assets in foreign issuers, issuers that primarily trade in a market located outside the United States or issuers that do a substantial amount of business outside the United States. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Portfolio Management Commentary

How did the Trust perform?

•

For the six-month period ended April 30, 2013, the Trust returned 8.12% based on market price and 10.23% based on NAV. For the same period, the closed-end Lipper Sector Equity Funds category posted an average return of 10.23% based on market price and 10.14% based on NAV. All returns reflect reinvestment of dividends. The Trust ended the period trading at discount to NAV, which accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

What factors influenced performance?

•

The largest contributor to the Trust’s performance was stock selection in the utilities sector, particularly regulated utilities, where several holdings returned more than 20%. Stock selection in water utilities was strong, with robust absolute performance coming from American Water Works Co., Inc. and Aqua America, Inc. In telecommunication services, investments in Verizon Communications, Inc., BT Group Plc and Telenor ASA substantially benefited performance. The Trust’s exposure to the industrials sector also contributed positively to results.

•

Detracting from returns for the period was a handful of stocks that performed weakly due to both macroeconomic and fundamental reasons. German utility E.ON AG fell later during 2012 as the German government announced it would seek alternative sources of energy. CenturyLink, Inc., which the Trust sold during the first quarter of 2013, cut its dividend as a result of a capital allocation change. The stock’s price reacted immediately following the announcement. In industrials, an investment in Asian port operator China Merchants Holdings International Co. Ltd. weighed on returns as the stock was weaker due to fears of a cooling Chinese economy and slower growth in the near term. The Trust’s option writing strategy had a negative impact on results for the period.

Describe recent portfolio activity.

•

During the six-month period, there were few meaningful changes to overall portfolio allocations due to the longer-term nature of the Trust’s investment horizon and project cycle within the global utility and infrastructure space. The Trust continued to focus on companies that are likely to gain market share and grow revenues in a recovering global economy.

Describe Trust positioning at period end.

•

As of period end, the Trust was positioned to reflect ownership in companies we expect to capitalize on global trends of industrialization and urbanization around the world. Trust management continues to believe that the proliferation of wealth and general population growth across emerging markets will drive demand for commodities and related items in order to support infrastructure development, power generation, energy exploration & production and enhanced agricultural efficiencies. The Trust’s holdings reflected a preference for industry leaders with early market penetration that are poised to capture growing revenues as demand for infrastructure, telecommunication services and electricity accelerates. This theme remains critical to the Trust’s current positioning, as Trust management believes the velocity of an emerging middle class, with an anticipated two billion people joining by 2030, will be an exceptionally important investment theme.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

26	SEMI-ANNUAL REPORT	APRIL 30, 2013

BlackRock Utility and Infrastructure Trust

Trust Information

Symbol on NYSE	BUI
Initial Offering Date	November 25, 2011
Current Distribution Rate on Closing Market Price as of April 30, 2013 ($19.80)[1]	7.32%
Current Quarterly Distribution per Common Share[2]	$0.3625
Current Annualized Distribution per Common Share[2]	$1.4500

[1]

Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate consists of income, net realized gains and/or a tax return of capital. See the Section 19(a) Notices on page 2 for the estimated sources and character of distributions. Past performance does not guarantee future results.

[2]	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	4/30/13	10/31/12	Change	High	Low
Market Price	$19.80	$19.03	4.05%	$19.95	$16.85
Net Asset Value	$21.45	$20.22	6.08%	$21.45	$18.87

The following charts show the ten largest holdings and industry allocation of the Trust’s long-term investments:

Ten Largest Holdings	4/30/13

American Tower Corp. — REIT	4%
Verizon Communications, Inc.	3
National Grid Plc	3
CCR SA	3
Tractebel Energia SA	3
NextEra Energy, Inc.	3
Duke Energy Corp.	2
Plains All American Pipeline LP	2
CMS Energy Corp.	2
Cia de Saneamento de Minas Gerais — COPASA	2

Industry Allocation	4/30/13	10/31/12

Electric Utilities	23%	26%
Oil, Gas & Consumable Fuels	19	9
Multi-Utilities	16	20
Transportation Infrastructure	13	8
Water Utilities	8	11
Diversified Telecommunication Services	7	13
Independent Power Producers & Energy Traders	5	4
Real Estate Investment Trusts (REITs)	4	3
Wireless Telecommunication Services	2	2
Construction & Engineering	2	1
Other[3]	1	3

[3]	Other includes a 1% holding or less in each of the following industries; for 4/30/13, Gas Utilities, and Machinery, and for 10/31/12, Machinery, Media, and Gas Utilities.

SEMI-ANNUAL REPORT	APRIL 30, 2013	27

Schedule of Investments April 30, 2013 (Unaudited)	BlackRock EcoSolutions Investment Trust (BQR)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Auto Components — 0.8%
Johnson Controls, Inc. (a)	29,000	$1,015,290
Building Products — 0.2%
Kingspan Group Plc	23,600	285,284
Chemicals — 20.8%
Agrium, Inc.	29,100	2,667,597
CF Industries Holdings, Inc. (a)	9,650	1,799,822
Incitec Pivot Ltd.	265,600	796,945
Israel Chemicals Ltd.	90,000	1,072,485
Johnson Matthey Plc	59,204	2,229,220
K+S AG	19,000	841,140
Monsanto Co.	37,900	4,048,478
The Mosaic Co. (a)	34,900	2,149,491
Novozymes A/S, B Shares	38,100	1,318,685
Nufarm Ltd.	60,460	263,664
Potash Corp of Saskatchewan, Inc. (a)	63,100	2,656,510
Sinofert Holdings Ltd.	2,201,500	478,123
Syngenta AG	7,700	3,291,899
Umicore SA	19,800	917,655
Wacker Chemie AG	6,000	459,205

		24,990,919
Commercial Services & Supplies — 2.4%
Tetra Tech, Inc. (b)	83,400	2,192,586
Tianjin Capital Environmental Protection Group Co. Ltd., Series H	2,007,000	709,606

		2,902,192
Construction & Engineering — 1.6%
Aegion Corp. (b)	12,000	252,720
Chicago Bridge & Iron Co. NV (a)	3,362	180,842
Layne Christensen Co. (a)(b)	11,100	226,773
Quanta Services, Inc. (a)(b)	45,700	1,255,836

		1,916,171
Electric Utilities — 3.5%
Acciona SA	3,800	248,600
Iberdrola SA	207,005	1,112,977
ITC Holdings Corp.	2,900	267,438
NextEra Energy, Inc.	21,600	1,771,848
SSE Plc	32,000	774,780

		4,175,643
Electrical Equipment — 3.1%
ABB Ltd.	26,000	589,600
American Superconductor Corp. (b)	33,500	84,085
Gamesa Corp Tecnologica SA	40,100	156,775
General Cable Corp. (a)(b)	8,100	279,288
Nordex SE (b)	6,200	46,716
Roper Industries, Inc. (a)	10,800	1,292,220

Common Stocks	Shares	Value
Electrical Equipment (concluded)
Schneider Electric SA	13,400	$1,021,572
Vestas Wind Systems A/S (b)	25,800	224,460

		3,694,716
Electronic Equipment, Instruments & Components — 1.7%
Itron, Inc. (a)(b)	20,000	793,000
Trimble Navigation Ltd. (a)(b)	43,220	1,242,143

		2,035,143
Food Products — 10.9%
Agria Corp. — ADR (b)	100,000	106,000
Archer-Daniels-Midland Co. (a)	36,600	1,242,204
BrasilAgro — Co Brasileira de Propriedades Agricolas (b)	525,200	2,627,641
Bunge Ltd. (a)	35,000	2,527,350
Illovo Sugar Ltd.	234,900	908,083
IOI Corp Bhd	533,333	881,730
Sao Martinho SA	200,000	2,812,945
SLC Agricola SA	150,000	1,321,754
SunOpta, Inc. (a)(b)	52,900	384,583
Wilmar International Ltd.	81,000	219,876

		13,032,166
Independent Power Producers & Energy Traders — 0.8%
China Longyuan Power Group Corp., Series H	243,000	223,197
Enel Green Power SpA (a)	133,300	284,358
Ormat Technologies, Inc. (a)	18,700	406,538

		914,093
Industrial Conglomerates — 0.4%
Orkla ASA	57,700	520,299
Machinery — 10.7%
AGCO Corp.	37,900	2,018,175
CNH Global NV (a)	27,500	1,131,075
Deere & Co.	24,100	2,152,130
IDEX Corp.	10,400	541,112
Kurita Water Industries Ltd.	59,600	1,223,522
Pall Corp. (a)	10,000	667,100
Pentair Ltd.	38,200	2,076,170
Watts Water Technologies, Inc., Class A	26,400	1,242,384
Xylem, Inc.	66,400	1,842,600

		12,894,268
Multi-Utilities — 2.2%
Hera SpA	361,600	736,456
Suez Environnement Co.	9,925	142,436
Veolia Environnement SA	126,000	1,742,884

		2,621,776

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many securities have been abbreviated according to the following list:

ADR     American Depositary Receipt

AUD     Australian Dollar

BRL     Brazil Real

CAD     Canadian Dollar

CHF     Swiss Franc

CLP     Chilean Peso

DKK     Danish Krone

EUR     Euro

GBP     British Pound

HKD     Hong Kong Dollar

ILS       Israeli Shekel

JPY      Japanese Yen

MXN    Mexican New Peso

NOK    Norwegian Krone

NVDR   Non-Voting Depository Receipts

PEN     Peruvian Neuvo Sol

REIT    Real Estate Investment Trust

SEK     Swedish Krona

SGD     Singapore Dollar

TWD    Taiwan Dollar

USD     US Dollar

ZAR     South African Rand

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	APRIL 30, 2013

Schedule of Investments (continued)	BlackRock EcoSolutions Investment Trust (BQR)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels — 3.5%
Cheniere Energy, Inc. (a)(b)	7,100	$202,208
Cosan Ltd., Class A	73,000	1,514,750
Rentech, Inc.	317,900	658,053
Sasol Ltd.	25,000	1,082,913
Sasol Ltd. — ADR (a)	7,800	338,676
TransCanada Corp. (a)	7,500	371,780

		4,168,380
Paper & Forest Products — 0.3%
Fibria Celulose SA — ADR (b)	20,100	214,869
Precious Woods Holding AG (b)	20,000	86,040

		300,909
Real Estate Investment Trusts (REITs) — 3.2%
Plum Creek Timber Co., Inc.	48,500	2,499,690
Rayonier, Inc. (a)	23,175	1,377,060

		3,876,750
Real Estate Management & Development — 0.3%
Cresud SACIF y A — ADR	44,900	394,222
Road & Rail — 0.6%
All America Latina Logistica SA	133,000	672,728
Semiconductors & Semiconductor Equipment — 0.4%
First Solar, Inc. (a)(b)	3,700	172,272
MEMC Electronic Materials, Inc. (a)(b)	19,400	104,760
Renewable Energy Corp. ASA (b)	22,700	6,310
Suntech Power Holdings Co. Ltd. — ADR (b)	14,600	10,074
Trina Solar Ltd. — ADR (a)(b)	19,200	98,112
Yingli Green Energy Holding Co. Ltd. — ADR (b)	38,200	96,264

		487,792
Water Utilities — 26.9%
American States Water Co.	40,600	2,252,488
American Water Works Co., Inc.	53,400	2,236,392
Aqua America, Inc.	99,400	3,153,962
Artesian Resources Corp., Class A	37,200	876,804
California Water Service Group (a)	94,100	1,886,705

Common Stocks	Shares	Value
Water Utilities (concluded)
China Water Affairs Group Ltd.	4,556,000	$1,369,932
Cia de Saneamento Basico do Estado de Sao Paulo	105,000	1,478,371
Cia de Saneamento de Minas Gerais — COPASA	43,100	993,083
Guangdong Investment Ltd.	1,260,000	1,219,900
Hyflux Ltd.	752,000	838,030
Inversiones Aguas Metropolitanas SA	1,500,000	3,184,733
Manila Water Co., Inc.	5,610,000	5,445,080
Pennon Group Plc	215,200	2,292,164
Severn Trent Plc	113,500	3,216,712
United Utilities Group Plc	158,381	1,824,576

		32,268,932
Total Long-Term Investments (Cost — $106,563,780) — 94.3%		113,167,673

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (c)(d)	6,030,375	6,030,375
Total Short-Term Securities (Cost — $6,030,375) — 5.0%		6,030,375
Total Investments Before Options Written (Cost — $112,594,155) — 99.3%		119,198,048

Options Written
(Premiums Received — $1,159,044) — (1.2)%		(1,473,747)
Total Investments Net of Options Written — 98.1%		117,724,301
Other Assets Less Liabilities — 1.9%		2,316,094

Net Assets — 100.0%		$120,040,395

Notes to Schedule of Investments

(a)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

(d)	Investments in issuers considered to be an affiliate of the Trust during the six months ended April 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at October 31, 2012	Net Activity	Shares/Beneficial Interest Held at April 30, 2013	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	7,218,848	(1,188,473)	6,030,375	$4,471	$77
BlackRock Liquidity Series, LLC Money Market Series	$1,554,150	$(1,554,150)	—	$878	—

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Exchange-traded options written as of April 30, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Ormat Technologies, Inc.	Call	USD	21.00	5/03/13	84	$(6,703)
Quanta Services, Inc.	Call	USD	30.25	5/10/13	205	(701)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2013	29

Schedule of Investments (continued)	BlackRock EcoSolutions Investment Trust (BQR)

•	Exchange-traded options written as of April 30, 2013 were as follows: (concluded)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
SunOpta, Inc.	Call	USD	6.75	5/15/13	238	$(12,761)
Enel Green Power SpA	Call	EUR	1.65	5/17/13	12	(341)
Archer-Daniels-Midland Co.	Call	USD	33.00	5/20/13	82	(11,111)
Archer-Daniels-Midland Co.	Call	USD	34.00	5/20/13	82	(6,150)
Bunge Ltd.	Call	USD	77.50	5/20/13	30	(225)
California Water Service Group	Call	USD	20.00	5/20/13	217	(8,680)
CF Industries Holdings, Inc.	Call	USD	200.00	5/20/13	43	(4,601)
Cheniere Energy, Inc.	Call	USD	25.00	5/20/13	31	(11,160)
Chicago Bridge & Iron Co. NV	Call	USD	55.00	5/20/13	15	(1,912)
CNH Global NV	Call	USD	45.00	5/20/13	123	(2,152)
General Cable Corp.	Call	USD	36.00	5/20/13	36	(2,430)
Itron, Inc.	Call	USD	45.00	5/20/13	90	(1,350)
MEMC Electronic Materials, Inc.	Call	USD	5.00	5/20/13	87	(5,046)
Trimble Navigation Ltd.	Call	USD	31.25	5/20/13	194	(2,425)
Trina Solar Ltd. — ADR	Call	USD	4.50	5/20/13	85	(6,332)
Rayonier, Inc.	Call	USD	59.00	6/06/13	104	(10,391)
The Mosaic Co.	Call	USD	60.00	6/11/13	156	(45,508)
Roper Industries, Inc.	Call	USD	123.75	6/13/13	48	(5,266)
Sasol Ltd. — ADR	Call	USD	43.05	6/14/13	78	(9,556)
First Solar, Inc.	Call	USD	40.00	6/24/13	17	(13,770)
Johnson Controls, Inc.	Call	USD	33.00	6/24/13	130	(30,225)
Layne Christensen Co.	Call	USD	20.00	6/24/13	49	(6,125)
Pall Corp.	Call	USD	70.00	6/24/13	10	(675)
Potash Corp of Saskatchewan, Inc.	Call	USD	40.00	6/24/13	284	(73,982)
TransCanada Corp.	Call	CAD	49.50	6/24/13	33	(4,586)
Total						$(284,164)

•	Over-the-counter options written as of April 30, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Cosan Ltd., Class A	Barclays Bank	Call	USD	21.21	5/02/13	33,000	$(791)
American Water Works Co., Inc.	Deutsche Bank Securities Corp.	Call	USD	39.88	5/03/13	6,300	(12,613)
American States Water Co.	Morgan Stanley & Co., Inc.	Call	USD	52.92	5/06/13	18,200	(46,592)
Aqua America, Inc.	Deutsche Bank Securities Corp.	Call	USD	29.30	5/06/13	5,700	(13,851)
China Longyuan Power Group Corp., Series H	Citigroup Global Markets, Inc.	Call	HKD	7.43	5/07/13	109,000	(1,001)
China Water Affairs Group Ltd.	Citigroup Global Markets, Inc.	Call	HKD	2.68	5/07/13	1,000,000	(3)
Guangdong Investment Ltd.	JPMorgan Chase Securities	Call	HKD	7.00	5/07/13	568,000	(37,948)
Sinofert Holdings Ltd.	Morgan Stanley & Co., Inc.	Call	HKD	1.96	5/07/13	990,000	(76)
Tianjin Capital Environmental Protection Group Co. Ltd., Series H	Citigroup Global Markets, Inc.	Call	HKD	3.58	5/07/13	904,000	(11)
AGCO Corp.	Goldman Sachs & Co.	Call	USD	51.48	5/08/13	8,500	(16,043)
BrasilAgro — Co Brasileira de Propriedades Agricolas	Deutsche Bank Securities Corp.	Call	BRL	10.09	5/08/13	39,000	(1,863)
Cia de Saneamento de Minas Gerais — COPASA	UBS Securities LLC	Call	BRL	49.97	5/08/13	19,400	(23)
Fibria Celulose SA — ADR	Goldman Sachs & Co.	Call	USD	11.60	5/08/13	4,500	(55)
Sao Martinho SA	UBS Securities LLC	Call	BRL	28.69	5/08/13	41,600	(5,697)
American Water Works Co., Inc.	Citigroup Global Markets, Inc.	Call	USD	40.38	5/09/13	5,800	(8,840)
IDEX Corp.	Barclays Bank	Call	USD	52.09	5/09/13	4,700	(2,754)
Plum Creek Timber Co., Inc.	Morgan Stanley & Co., Inc.	Call	USD	50.40	5/09/13	21,800	(27,155)

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	APRIL 30, 2013

Schedule of Investments (continued)	BlackRock EcoSolutions Investment Trust (BQR)

•	Over-the-counter options written as of April 30, 2013 were as follows: (continued)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Aegion Corp.	Barclays Bank	Call	USD	25.76	5/10/13	5,400	$—
Agrium, Inc.	Deutsche Bank Securities Corp.	Call	USD	104.55	5/10/13	13,000	(388)
California Water Service Group	UBS Securities LLC	Call	USD	19.58	5/13/13	20,600	(9,762)
Acciona SA	Goldman Sachs & Co.	Call	EUR	46.57	5/14/13	1,700	(7,598)
Gamesa Corp Tecnologica SA	Goldman Sachs & Co.	Call	EUR	2.46	5/14/13	18,000	(12,051)
Illovo Sugar Ltd.	Deutsche Bank Securities Corp.	Call	ZAR	31.01	5/14/13	52,900	(21,908)
Illovo Sugar Ltd.	Goldman Sachs & Co.	Call	ZAR	31.06	5/14/13	52,900	(21,611)
Johnson Matthey Plc	Goldman Sachs & Co.	Call	GBP	23.01	5/14/13	26,700	(53,008)
Kingspan Group Plc	Goldman Sachs & Co.	Call	EUR	9.47	5/14/13	5,300	(741)
Pennon Group Plc	Deutsche Bank Securities Corp.	Call	GBP	6.68	5/14/13	96,900	(30,628)
Schneider Electric SA	Morgan Stanley & Co., Inc.	Call	EUR	59.85	5/14/13	6,000	(1,369)
Scottish & Southern Energy Plc	Goldman Sachs & Co.	Call	GBP	14.82	5/14/13	14,400	(17,224)
Severn Trent Plc	UBS Securities LLC	Call	GBP	16.22	5/14/13	51,000	(160,571)
Suez Environnement Co.	Goldman Sachs & Co.	Call	EUR	10.40	5/14/13	4,500	(3,182)
United Utilities Group Plc	UBS Securities LLC	Call	GBP	7.49	5/14/13	71,300	(13,163)
American Water Works Co., Inc.	Citigroup Global Markets, Inc.	Call	USD	40.47	5/15/13	6,200	(9,268)
BrasilAgro - Co Brasileira de Propriedades Agricolas	Deutsche Bank Securities Corp.	Call	BRL	10.10	5/15/13	39,400	(2,739)
Inversiones Aguas Metropolitanas SA	Credit Suisse First Boston	Call	CLP	1,006.97	5/15/13	225,000	(4,724)
SLC Agricola SA	Credit Suisse First Boston	Call	BRL	18.02	5/15/13	16,900	(2,581)
AGCO Corp.	Goldman Sachs & Co.	Call	USD	51.48	5/22/13	8,500	(18,199)
Aqua America, Inc.	Morgan Stanley & Co., Inc.	Call	USD	30.50	5/22/13	5,700	(7,853)
All America Latina Logistica SA	Deutsche Bank Securities Corp.	Call	BRL	10.74	5/23/13	59,900	(1,585)
BrasilAgro - Co Brasileira de Propriedades Agricolas	Deutsche Bank Securities Corp.	Call	BRL	10.01	5/23/13	39,400	(4,395)
Deere & Co.	Morgan Stanley & Co., Inc.	Call	USD	92.74	5/23/13	10,800	(9,035)
ABB Ltd.	Goldman Sachs & Co.	Call	CHF	21.98	5/28/13	11,700	(1,696)
Israel Chemicals Ltd.	Morgan Stanley & Co., Inc.	Call	ILS	48.19	5/28/13	40,500	(496)
K+S AG	Citigroup Global Markets, Inc.	Call	EUR	36.24	5/28/13	8,500	(2,346)
Kingspan Group Plc	Deutsche Bank Securities Corp.	Call	EUR	9.75	5/28/13	5,300	(733)
Nordex SE	Deutsche Bank Securities Corp.	Call	EUR	4.45	5/28/13	2,800	(4,716)
Novozymes A/S, B Shares	Deutsche Bank Securities Corp.	Call	DKK	204.02	5/28/13	17,200	(7,032)
Orkla ASA	Citigroup Global Markets, Inc.	Call	NOK	47.26	5/28/13	26,000	(21,960)
Syngenta AG	Deutsche Bank Securities Corp.	Call	CHF	418.62	5/28/13	3,500	(5,631)
Veolia Environnement SA	Citigroup Global Markets, Inc.	Call	EUR	9.81	5/28/13	56,700	(62,022)
Vestas Wind Systems A/S	Deutsche Bank Securities Corp.	Call	DKK	49.24	5/28/13	11,700	(6,346)
Wacker Chemie AG	Deutsche Bank Securities Corp.	Call	EUR	64.50	5/28/13	2,700	(2,658)
American Water Works Co., Inc.	Morgan Stanley & Co., Inc.	Call	USD	41.56	5/29/13	5,700	(5,258)
Hyflux Ltd.	Citigroup Global Markets, Inc.	Call	SGD	1.43	5/30/13	339,000	(1,582)
Incitec Pivot Ltd.	Morgan Stanley & Co., Inc.	Call	AUD	3.09	5/30/13	119,600	(3,569)
Kurita Water Industries Ltd.	Banc of America Securities	Call	JPY	2,077.53	5/30/13	26,900	(5,426)
Monsanto Co.	Deutsche Bank Securities Corp.	Call	USD	106.13	5/30/13	17,000	(46,583)
Nufarm Ltd.	JPMorgan Chase Securities	Call	AUD	4.46	5/30/13	27,300	(4,987)
Wilmar International Ltd.	Citigroup Global Markets, Inc.	Call	SGD	3.37	5/30/13	37,000	(2,156)
Xylem, Inc.	Credit Suisse First Boston	Call	USD	29.38	6/03/13	29,800	(6,642)
SLC Agricola SA	Credit Suisse First Boston	Call	BRL	17.44	6/04/13	33,700	(13,704)
Umicore SA	Goldman Sachs & Co.	Call	EUR	35.23	6/04/13	8,900	(9,828)
Aqua America, Inc.	Citigroup Global Markets, Inc.	Call	USD	30.55	6/05/13	7,200	(9,362)
Watts Water Technologies, Inc., Class A	Citigroup Global Markets, Inc.	Call	USD	46.74	6/05/13	11,800	(18,153)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2013	31

Schedule of Investments (continued)	BlackRock EcoSolutions Investment Trust (BQR)

•	Over-the-counter options written as of April 30, 2013 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Aqua America, Inc.	Morgan Stanley & Co., Inc.	Call	USD	32.42	6/06/13	18,500	$(7,796)
Cresud SACIF y A — ADR	Citigroup Global Markets, Inc.	Call	USD	9.43	6/06/13	20,000	(2,924)
Fibria Celulose SA — ADR	JPMorgan Chase Securities	Call	USD	12.49	6/07/13	4,500	(198)
NextEra Energy, Inc.	Morgan Stanley & Co., Inc.	Call	USD	77.39	6/07/13	9,700	(45,008)
Rentech, Inc.	UBS Securities LLC	Call	USD	2.46	6/07/13	143,000	(3,476)
Inversiones Aguas Metropolitanas SA	Credit Suisse First Boston	Call	CLP	1,002.56	6/10/13	225,000	(9,742)
Sao Martinho SA	Citigroup Global Markets, Inc.	Call	BRL	28.27	6/10/13	24,200	(12,859)
Bunge Ltd.	Morgan Stanley & Co., Inc.	Call	USD	68.17	6/11/13	12,700	(57,138)
Iberdrola SA	Citigroup Global Markets, Inc.	Call	EUR	3.87	6/13/13	93,500	(35,152)
Aqua America, Inc.	JPMorgan Chase Securities	Call	USD	30.73	6/14/13	3,800	(4,597)
Tetra Tech, Inc.	Deutsche Bank Securities Corp.	Call	USD	25.70	6/14/13	37,500	(49,676)
BrasilAgro - Co Brasileira de Propriedades Agricolas	Citigroup Global Markets, Inc.	Call	BRL	10.05	6/17/13	39,000	(5,911)
Cia de Saneamento Basico do Estado de Sao Paulo	UBS Securities LLC	Call	BRL	31.38	6/17/13	47,400	(4,150)
SLC Agricola SA	UBS Securities LLC	Call	BRL	18.33	6/17/13	16,900	(4,629)
Pentair Ltd.	Goldman Sachs & Co.	Call	USD	50.44	6/18/13	17,100	(75,127)
Aqua America, Inc.	JPMorgan Chase Securities	Call	USD	30.73	6/27/13	3,800	(4,829)
BrasilAgro - Co Brasileira de Propriedades Agricolas	Deutsche Bank Securities Corp.	Call	BRL	9.74	6/27/13	39,400	(9,925)
Inversiones Aguas Metropolitanas SA	Citigroup Global Markets, Inc.	Call	CLP	1,008.99	6/27/13	225,000	(10,328)
Sao Martinho SA	UBS Securities LLC	Call	BRL	28.47	6/27/13	24,200	(14,333)
Total							$(1,189,583)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

32	SEMI-ANNUAL REPORT	APRIL 30, 2013

Schedule of Investments (concluded)	BlackRock EcoSolutions Investment Trust (BQR)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Auto Components	$1,015,290	—	—	$1,015,290
Building Products	—	$285,284	—	285,284
Chemicals	15,551,118	9,439,801	—	24,990,919
Commercial Services & Supplies	2,192,586	709,606	—	2,902,192
Construction & Engineering	1,916,171	—	—	1,916,171
Electric Utilities	2,039,286	2,136,357	—	4,175,643
Electrical Equipment	1,655,593	2,039,123	—	3,694,716
Electronic Equipment, Instruments & Components	2,035,143	—	—	2,035,143
Food Products	12,812,290	219,876	—	13,032,166
Independent Power Producers & Energy Traders	406,538	507,555	—	914,093
Industrial Conglomerates	—	520,299	—	520,299
Machinery	11,670,746	1,223,522	—	12,894,268
Multi-Utilities	—	2,621,776	—	2,621,776
Oil, Gas & Consumable Fuels	3,085,467	1,082,913	—	4,168,380
Paper & Forest Products	300,909	—	—	300,909
Real Estate Investment Trusts (REITs)	3,876,750	—	—	3,876,750
Real Estate Management & Development	394,222	—	—	394,222
Road & Rail	672,728	—	—	672,728
Semiconductors & Semiconductor Equipment	481,482	6,310	—	487,792
Water Utilities	21,507,618	10,761,314	—	32,268,932
Short-Term Securities	6,030,375	—	—	6,030,375
Total	$87,644,312	$31,553,736	—	$119,198,048

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(192,938)	$(1,280,809)	—	$(1,473,747)

[1] Derivative financial instruments are options written, which are shown at value.

Certain of the Trust’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of April 30, 2013, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$1,865,546	—	—	$1,865,546
Foreign currency at value	80,750	—	—	80,750
Cash pledged as collateral for options written	100,000	—	—	100,000
Total	$2,046,296	—	—	$2,046,296

Certain foreign securities are fair valued utilizing an external pricing service to reflect any significant market movements between the time the Trust values such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the disclosure hierarchy. As of October 31, 2012, there were securities with a value of $4,831,829 that were systematically fair valued due to significant market movements, but were not valued using systematic fair values as of April 30, 2013. Therefore, these securities were transferred from Level 2 to Level 1 during the period October 31, 2012 to April 30, 2013.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2013	33

Schedule of Investments April 30, 2013 (Unaudited)	BlackRock Energy and Resources Trust (BGR)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Energy Equipment & Services — 17.3%
Cameron International Corp. (a)(b)	445,500	$27,420,525
Halliburton Co. (b)	419,000	17,920,630
National Oilwell Varco, Inc. (b)	370,500	24,164,010
Schlumberger Ltd. (b)	508,268	37,830,387
Superior Energy Services, Inc. (a)	191,400	5,280,726
Technip SA	160,900	17,258,191
Transocean Ltd. (a)(b)	286,400	14,741,008

		144,615,477
Metals & Mining — 1.9%
Hi-Crush Partners LP (b)	838,643	15,657,465
Oil, Gas & Consumable Fuels — 79.0%
Access Midstream Partners LP (b)	251,200	10,367,024
AltaGas Ltd. (b)	481,100	17,926,938
Anadarko Petroleum Corp. (b)	591,633	50,146,813
Cabot Oil & Gas Corp.	333,800	22,715,090
Cairn Energy Plc (a)	2,000,000	8,980,934
Chevron Corp. (b)	555,500	67,776,555
Cimarex Energy Co. (b)	141,400	10,347,650
Concho Resources, Inc. (a)(b)	64,700	5,572,611
Crew Energy, Inc. (a)(b)	1,688,292	11,713,893
DCP Midstream Partners LP	235,150	11,550,568
Delek Logistics Partners LP	416,600	12,581,320
Denbury Resources, Inc. (a)(b)	1,122,846	20,087,715
Energy XXI (Bermuda) Ltd. (b)	446,400	10,151,136
EQT Corp.	186,132	13,982,236
Exxon Mobil Corp. (b)	141,000	12,547,590
Golar LNG Ltd. (b)	340,934	11,394,014
Gulfport Energy Corp. (a)(b)	1,165,750	60,840,494
Keyera Corp.	441,367	27,569,830
Kodiak Oil & Gas Corp. (a)(b)	818,700	6,410,421
Kosmos Energy Ltd. (a)(b)	993,007	10,913,147
MarkWest Energy Partners LP (b)	357,789	22,612,265
Noble Energy, Inc. (b)	361,196	40,919,895
NuVista Energy Ltd. (a)(b)	557,400	4,049,996
Pembina Pipeline Corp. (b)	298,400	9,795,114
Pioneer Natural Resources Co. (b)	270,433	33,055,026
Plains All American Pipeline LP	350,000	20,097,000
Range Resources Corp.	514,200	37,803,984
Trilogy Energy Corp. (b)	343,470	10,040,391

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
Valero Energy Corp. (b)	930,000	$37,497,600
Whiting Petroleum Corp. (a)(b)	526,600	23,433,700
Williams Partners LP (b)	300,784	16,437,846

		659,318,796
Total Common Stocks — 98.2%		819,591,738

Rights
Oil, Gas & Consumable Fuels — 0.0%
Magnum Hunter Resources Corp., Expires 10/14/13 (a)(c)	70,300	9,842
Total Long-Term Investments (Cost — $650,154,284) — 98.2%		819,601,580

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (d)(e)	24,255,568	24,255,568

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.22% (d)(e)(f)	$7	6,500
Total Short-Term Securities (Cost — $24,262,068) — 2.9%		24,262,068
Total Investments Before Options Written (Cost — $674,416,352) — 101.1%		843,863,648

Options Written
(Premiums Received — $7,013,209) — (1.2)%		(10,022,464)
Total Investments Net of Options Written — 99.9%		833,841,184
Other Assets Less Liabilities — 0.1%		452,817

Net Assets — 100.0%		$834,294,001

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of report date.

(e)	Investments in issuers considered to be an affiliate of the Trust during the six months ended April 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2012	Net Activity	Shares/ Beneficial Interest Held at April 30, 2013	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	4,572,699	19,682,869	24,255,568	$13,590	$108
BlackRock Liquidity Series, LLC Money Market Series	$13,663,321	$(13,656,821)	$6,500	$1,322	—

(f)	Security was purchased with the cash collateral from loaned securities. The Trust may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

See Notes to Financial Statements.

34	SEMI-ANNUAL REPORT	APRIL 30, 2013

Schedule of Investments (continued)	BlackRock Energy and Resources Trust (BGR)

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Exchange-traded options written as of April 30, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Chevron Corp.	Call	USD	116.00	5/18/13	425	$(257,511)
AltaGas Ltd.	Call	CAD	36.00	5/20/13	1,481	(235,208)
Anadarko Petroleum Corp.	Call	USD	85.00	5/20/13	370	(86,210)
Cameron International Corp.	Call	USD	67.50	5/20/13	1,510	(22,650)
Chevron Corp.	Call	USD	120.00	5/20/13	80	(19,920)
Cimarex Energy Co.	Call	USD	80.00	5/20/13	247	(11,733)
Concho Resources, Inc.	Call	USD	100.00	5/20/13	226	(2,825)
Crew Energy, Inc.	Call	CAD	7.50	5/20/13	925	(9,641)
Denbury Resources, Inc.	Call	USD	18.00	5/20/13	870	(36,975)
Exxon Mobil Corp.	Call	USD	87.50	5/20/13	490	(81,340)
Gulfport Energy Corp.	Call	USD	45.00	5/20/13	1,600	(1,224,000)
Halliburton Co.	Call	USD	42.00	5/20/13	730	(106,945)
Hi-Crush Partners LP	Call	USD	20.00	5/20/13	40	(600)
Kodiak Oil & Gas Corp.	Call	USD	9.00	5/20/13	221	(2,210)
Kodiak Oil & Gas Corp.	Call	USD	10.00	5/20/13	580	(2,900)
MarkWest Energy Partners LP	Call	USD	62.50	5/20/13	450	(58,500)
National Oilwell Varco, Inc.	Call	USD	70.00	5/20/13	1,260	(22,680)
Noble Energy, Inc.	Call	USD	115.00	5/20/13	632	(86,900)
NuVista Energy Ltd.	Call	CAD	7.00	5/20/13	1,100	(49,134)
Pembina Pipeline Corp.	Call	CAD	31.50	5/20/13	1,042	(155,144)
Pioneer Natural Resources Co.	Call	USD	135.00	5/20/13	390	(17,550)
Schlumberger Ltd.	Call	USD	77.50	5/20/13	1,316	(42,112)
Trilogy Energy Corp.	Call	CAD	30.00	5/20/13	1,200	(83,379)
Whiting Petroleum Corp.	Call	USD	52.50	5/20/13	1,429	(14,290)
Schlumberger Ltd.	Call	USD	76.50	5/29/13	410	(32,882)
Noble Energy, Inc.	Call	USD	113.00	6/05/13	632	(203,751)
Chevron Corp.	Call	USD	120.00	6/24/13	789	(252,480)
Cimarex Energy Co.	Call	USD	80.00	6/24/13	247	(33,960)
Crew Energy, Inc.	Call	CAD	7.00	6/24/13	1,000	(42,186)
Denbury Resources, Inc.	Call	USD	18.00	6/24/13	870	(60,900)
Energy XXI (Bermuda) Ltd.	Call	USD	24.00	6/24/13	783	(62,640)
Golar LNG Ltd.	Call	USD	35.00	6/24/13	600	(45,000)
Halliburton Co.	Call	USD	42.00	6/24/13	730	(153,665)
Kodiak Oil & Gas Corp.	Call	USD	9.00	6/24/13	663	(11,603)
Pioneer Natural Resources Co.	Call	USD	125.00	6/24/13	555	(266,400)
Williams Partners LP	Call	USD	55.00	6/24/13	300	(35,250)
Kosmos Energy Ltd.	Call	USD	12.50	7/22/13	700	(17,500)
Total						$(3,848,574)

•	Over-the-counter options written as of April 30, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Superior Energy Services, Inc.	Deutsche Bank Securities Corp.	Call	USD	26.14	5/02/13	66,900	$(97,150)
Transocean Ltd.	Citigroup Global Markets, Inc.	Call	USD	52.00	5/02/13	50,100	(7,166)
Kosmos Energy Ltd.	Banc of America Securities	Call	USD	10.70	5/03/13	65,000	(22,842)
Range Resources Corp.	Citigroup Global Markets, Inc.	Call	USD	80.78	5/03/13	90,000	(7)
Anadarko Petroleum Corp.	Morgan Stanley & Co., Inc.	Call	USD	86.97	5/06/13	164,000	(92,152)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2013	35

Schedule of Investments (continued)	BlackRock Energy and Resources Trust (BGR)

•	Over-the-counter options written as of April 30, 2013 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
EQT Corp.	Goldman Sachs & Co.	Call	USD	60.25	5/08/13	16,500	$(245,355)
EQT Corp.	JPMorgan Chase Securities	Call	USD	68.19	5/08/13	46,500	(322,624)
Gulfport Energy Corp.	Morgan Stanley & Co., Inc.	Call	USD	40.70	5/08/13	76,000	(873,963)
Keyera Corp.	Morgan Stanley & Co., Inc.	Call	CAD	55.33	5/08/13	38,700	(291,945)
Kodiak Oil & Gas Corp.	Morgan Stanley & Co., Inc.	Call	USD	9.61	5/09/13	140,000	(503)
Plains All American Pipeline LP	JPMorgan Chase Securities	Call	USD	54.01	5/09/13	58,500	(199,544)
Kosmos Energy Ltd.	Citigroup Global Markets, Inc.	Call	USD	11.11	5/10/13	54,000	(13,720)
Access Midstream Partners LP	Morgan Stanley & Co., Inc.	Call	USD	39.79	5/13/13	44,000	(68,546)
Keyera Corp.	UBS Securities LLC	Call	CAD	56.52	5/14/13	57,500	(365,849)
NuVista Energy Ltd.	Deutsche Bank Securities Corp.	Call	CAD	5.83	5/14/13	83,400	(124,141)
Technip SA	Goldman Sachs & Co.	Call	EUR	82.74	5/14/13	14,900	(14,390)
Technip SA	Morgan Stanley & Co., Inc.	Call	EUR	85.15	5/14/13	26,600	(8,464)
Golar LNG Ltd.	UBS Securities LLC	Call	USD	35.94	5/15/13	59,300	(3,170)
Kosmos Energy Ltd.	Goldman Sachs & Co.	Call	USD	11.45	5/22/13	73,500	(27,492)
Keyera Corp.	UBS Securities LLC	Call	CAD	56.38	5/24/13	57,500	(373,840)
Cairn Energy Plc	Citigroup Global Markets, Inc.	Call	GBP	2.88	5/28/13	233,000	(35,154)
Technip SA	Goldman Sachs & Co.	Call	EUR	82.52	5/28/13	14,900	(24,517)
Access Midstream Partners LP	Morgan Stanley & Co., Inc.	Call	USD	39.79	5/30/13	44,000	(76,206)
Williams Partners LP	UBS Securities LLC	Call	USD	53.50	5/30/13	27,000	(38,587)
Valero Energy Corp.	Deutsche Bank Securities Corp.	Call	USD	47.57	5/31/13	119,000	(20,505)
Transocean Ltd.	Citigroup Global Markets, Inc.	Call	USD	55.00	6/03/13	50,100	(25,678)
Williams Partners LP	Banc of America Securities	Call	USD	52.77	6/03/13	48,200	(102,405)
Chevron Corp.	Morgan Stanley & Co., Inc.	Call	USD	118.78	6/05/13	65,000	(230,908)
Hi-Crush Partners LP	JPMorgan Chase Securities	Call	USD	19.49	6/05/13	40,000	(11,403)
MarkWest Energy Partners LP	Deutsche Bank Securities Corp.	Call	USD	61.36	6/05/13	39,400	(86,988)
Cairn Energy Plc	Citigroup Global Markets, Inc.	Call	GBP	2.88	6/11/13	233,000	(42,633)
DCP Midstream Partners LP	UBS Securities LLC	Call	USD	47.91	6/14/13	39,700	(54,675)
Range Resources Corp.	Morgan Stanley & Co., Inc.	Call	USD	76.57	6/14/13	90,000	(161,551)
Valero Energy Corp.	Citigroup Global Markets, Inc.	Call	USD	41.50	6/14/13	108,000	(143,975)
Cabot Oil & Gas Corp.	Credit Suisse First Boston	Call	USD	70.27	6/17/13	110,000	(240,130)
Gulfport Energy Corp.	Morgan Stanley & Co., Inc.	Call	USD	48.67	6/17/13	77,000	(443,482)
Gulfport Energy Corp.	UBS Securities LLC	Call	USD	45.41	6/17/13	95,000	(770,584)
Energy XXI (Bermuda) Ltd.	Goldman Sachs & Co.	Call	USD	23.20	6/18/13	78,000	(80,441)
Kosmos Energy Ltd.	UBS Securities LLC	Call	USD	10.85	6/18/13	42,500	(29,618)
Cairn Energy Plc	Citigroup Global Markets, Inc.	Call	GBP	2.88	6/26/13	233,000	(48,866)
MarkWest Energy Partners LP	Goldman Sachs & Co.	Call	USD	62.52	6/27/13	40,800	(71,771)
DCP Midstream Partners LP	UBS Securities LLC	Call	USD	47.91	6/28/13	39,700	(56,737)
Valero Energy Corp.	Citigroup Global Markets, Inc.	Call	USD	41.50	6/28/13	108,000	(171,565)
Plains All American Pipeline LP	Deutsche Bank Securities Corp.	Call	USD	58.58	7/08/13	32,000	(24,577)
Plains All American Pipeline LP	Deutsche Bank Securities Corp.	Call	USD	58.58	7/24/13	32,000	(28,071)
Total							$(6,173,890)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

See Notes to Financial Statements.

36	SEMI-ANNUAL REPORT	APRIL 30, 2013

Schedule of Investments (continued)	BlackRock Energy and Resources Trust (BGR)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Energy Equipment & Services	$127,357,286	$17,258,191	—	$144,615,477
Metals & Mining	15,657,465	—	—	15,657,465
Oil, Gas & Consumable Fuels	650,337,862	8,980,934	—	659,318,796
Rights	—	9,842	—	9,842
Short-Term Securities	24,255,568	6,500	—	24,262,068
Total	$817,608,181	$26,255,467	—	$843,863,648

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(3,354,431)	$(6,668,033)	—	$(10,022,464)

[1] Derivative financial instruments are options written, which are shown at value.

Certain of the Trust’s assets and liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of April 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$24	—	—	$24
Liabilities:
Cash received as collateral for options written	—	$(397,000)	—	(397,000)
Collateral at value - securities loaned	—	(6,500)	—	(6,500)
Total	$24	$(403,500)	—	$(403,476)

There were no transfers between levels during the six months ended April 30, 2013.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2013	37

Schedule of Investments April 30, 2013 (Unaudited)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Airlines — 5.2%
Japan Airlines Co. Ltd.	660,500	$33,470,483
Automobiles — 2.8%
Ford Motor Co. (a)	282,600	3,874,446
General Motors Co. (a)(b)	274,800	8,474,832
Renault SA	76,000	5,245,129

		17,594,407
Beverages — 0.6%
PepsiCo, Inc.	48,100	3,966,807
Capital Markets — 0.7%
Legg Mason, Inc. (a)	139,900	4,457,214
Chemicals — 4.1%
CF Industries Holdings, Inc. (a)	140,700	26,241,957
Commercial Banks — 0.7%
U.S. Bancorp (a)	134,100	4,462,848
Communications Equipment — 2.5%
QUALCOMM, Inc. (a)	258,400	15,922,608
Computers & Peripherals — 3.1%
Apple, Inc. (a)	45,400	20,100,850
Diversified Financial Services — 4.2%
Citigroup, Inc. (a)	174,330	8,134,238
JPMorgan Chase & Co. (a)	388,000	19,015,880

		27,150,118
Diversified Telecommunication Services — 2.3%
AT&T Inc. (a)	116,400	4,360,344
CenturyLink, Inc. (a)	272,800	10,249,096

		14,609,440
Electric Utilities — 1.4%
NextEra Energy, Inc.	52,900	4,339,387
The Southern Co.	99,900	4,818,177

		9,157,564
Energy Equipment & Services — 3.6%
Ensco Plc, Class A (a)	153,000	8,825,040
Halliburton Co. (a)	121,000	5,175,170
Noble Corp. (a)	240,800	9,030,000

		23,030,210
Food & Staples Retailing — 1.2%
Wal-Mart Stores, Inc. (a)	101,300	7,873,036
Food Products — 1.5%
Archer-Daniels-Midland Co. (a)	50,200	1,703,788
Unilever NV	181,500	7,710,120

		9,413,908
Health Care Providers & Services — 3.0%
Express Scripts Holding Co. (a)(b)	82,200	4,880,214
UnitedHealth Group, Inc.	239,500	14,353,235

		19,233,449
Household Products — 1.2%
Kimberly-Clark Corp. (a)	47,800	4,932,482
The Procter & Gamble Co. (a)	39,600	3,040,092

		7,972,574
Industrial Conglomerates — 1.8%
General Electric Co. (a)	519,900	11,588,571
Insurance — 8.1%
The Allstate Corp.	185,200	9,122,952
American International Group, Inc. (a)(b)	816,100	33,802,861
Berkshire Hathaway, Inc., Class B (b)	47,800	5,082,096
Prudential Financial, Inc.	33,700	2,036,154

Common Stocks	Shares	Value
Insurance (concluded)
The Travelers Cos., Inc.	21,200	$1,810,692

		51,854,755
Internet Software & Services — 8.2%
Google, Inc., Class A (a)(b)	40,000	32,982,800
Yahoo!, Inc. (a)(b)	781,900	19,336,387

		52,319,187
IT Services — 2.5%
SAIC, Inc. (a)	1,059,000	15,821,460
Media — 3.3%
Comcast Corp., Special Class A (a)	306,600	12,046,314
Time Warner, Inc.	103,000	6,157,340
The Walt Disney Co. (a)	49,200	3,091,728

		21,295,382
Metals & Mining — 0.9%
Freeport-McMoRan Copper & Gold, Inc. (a)	184,700	5,620,421
Multi-Utilities — 0.8%
Dominion Resources, Inc.	82,800	5,107,104
Oil, Gas & Consumable Fuels — 13.9%
Chevron Corp. (a)	60,000	7,320,600
Exxon Mobil Corp. (a)	176,000	15,662,240
HollyFrontier Corp. (a)	416,000	20,571,200
Marathon Oil Corp. (a)	131,100	4,283,037
Marathon Petroleum Corp. (a)	73,900	5,790,804
PBF Energy, Inc. (a)	356,100	10,843,245
Suncor Energy, Inc. (a)	788,800	24,571,120

		89,042,246
Pharmaceuticals — 9.4%
Eli Lilly & Co.	129,800	7,188,324
Johnson & Johnson (a)	121,200	10,329,876
Merck & Co., Inc. (a)	455,200	21,394,400
Pfizer, Inc. (a)	721,100	20,962,377

		59,874,977
Real Estate Investment Trusts (REITs) — 1.2%
Annaly Capital Management, Inc. (a)	497,000	7,922,180
Software — 0.5%
Oracle Corp. (a)	96,100	3,150,158
Specialty Retail — 1.0%
L Brands, Inc. (a)	123,700	6,235,717
Wireless Telecommunication Services — 4.6%
Vodafone Group Plc — ADR (a)	961,700	29,418,403
Total Long-Term Investments (Cost — $559,283,203) — 94.3%		603,908,034

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (c)(d)	31,924,863	31,924,863
Total Short-Term Securities (Cost — $31,924,863) — 5.0%		31,924,863
Total Investments Before Options Written (Cost — $591,208,066) — 99.3%		635,832,897

See Notes to Financial Statements.

38	SEMI-ANNUAL REPORT	APRIL 30, 2013

Schedule of Investments (continued)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)
(Percentages shown are based on Net Assets)

Options Written	Value
(Premiums Received — $7,424,954) — (1.7)%	$(11,057,747)
Total Investments Net of Options Written — 97.6%	624,775,150
Other Assets Less Liabilities — 2.4%	15,131,668

Net Assets — 100.0%	$639,906,818

Notes to Schedule of Investments

(a)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

(d)	Investments in issuers considered to be an affiliate of the Trust during the six months ended April 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2012	Net Activity	Shares Held at April 30, 2013	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	23,189,440	8,735,423	31,924,863	$15,738	$347

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Exchange-traded options written as of April 30, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Exxon Mobil Corp.	Call	USD	90.00	5/03/13	300	$(914)
JPMorgan Chase & Co.	Call	USD	50.15	5/06/13	550	(3,987)
Comcast Corp., Special Class A	Call	USD	39.05	5/13/13	1,030	(79,593)
Wal-Mart Stores, Inc.	Call	USD	78.00	5/18/13	110	(9,621)
Annaly Capital Management, Inc.	Call	USD	16.00	5/20/13	1,060	(16,430)
Apple, Inc.	Call	USD	465.00	5/20/13	277	(75,206)
Archer-Daniels-Midland Co.	Call	USD	34.00	5/20/13	502	(37,650)
CenturyLink, Inc.	Call	USD	36.00	5/20/13	700	(136,500)
CenturyLink, Inc.	Call	USD	38.00	5/20/13	200	(12,500)
CF Industries Holdings, Inc.	Call	USD	200.00	5/20/13	525	(56,175)
Chevron Corp.	Call	USD	120.00	5/20/13	330	(82,170)
Citigroup, Inc.	Call	USD	48.00	5/20/13	952	(35,700)
Comcast Corp., Special Class A	Call	USD	40.00	5/20/13	115	(5,462)
Ensco Plc, Class A	Call	USD	55.00	5/20/13	420	(130,200)
Express Scripts Holding Co.	Call	USD	60.00	5/20/13	226	(18,306)
Exxon Mobil Corp.	Call	USD	90.00	5/20/13	665	(23,275)
Freeport-McMoRan Copper & Gold, Inc.	Call	USD	31.00	5/20/13	508	(28,448)
General Motors Co.	Call	USD	29.00	5/20/13	1,510	(313,325)
Halliburton Co.	Call	USD	43.00	5/20/13	665	(60,515)
HollyFrontier Corp.	Call	USD	55.00	5/20/13	919	(25,272)
Johnson & Johnson	Call	USD	85.00	5/20/13	220	(23,540)
JPMorgan Chase & Co.	Call	USD	49.00	5/20/13	295	(21,978)
JPMorgan Chase & Co.	Call	USD	50.00	5/20/13	500	(17,250)
L Brands, Inc.	Call	USD	46.00	5/20/13	680	(306,000)
Legg Mason, Inc.	Call	USD	31.00	5/20/13	385	(47,162)
Legg Mason, Inc.	Call	USD	32.00	5/20/13	385	(22,138)
Marathon Oil Corp.	Call	USD	36.00	5/20/13	226	(678)
Marathon Petroleum Corp.	Call	USD	92.50	5/20/13	203	(2,030)
Merck & Co., Inc.	Call	USD	48.00	5/20/13	320	(12,320)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2013	39

Schedule of Investments (continued)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)
(Percentages shown are based on Net Assets)

•	Exchange-traded options written as of April 30, 2013 were as follows: (concluded)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Noble Corp.	Call	USD	38.00	5/20/13	1,320	$(93,720)
Oracle Corp.	Call	USD	33.00	5/20/13	264	(10,824)
PBF Energy, Inc.	Call	USD	40.00	5/20/13	435	(4,350)
Pfizer, Inc.	Call	USD	31.00	5/20/13	295	(1,328)
QUALCOMM, Inc.	Call	USD	67.50	5/20/13	1,605	(8,828)
SAIC, Inc.	Call	USD	13.00	5/20/13	583	(109,312)
Suncor Energy, Inc.	Call	USD	31.00	5/20/13	1,017	(67,630)
Wal-Mart Stores, Inc.	Call	USD	77.50	5/20/13	222	(25,863)
The Walt Disney Co.	Call	USD	62.50	5/20/13	270	(42,525)
Yahoo!, Inc.	Call	USD	23.00	5/20/13	1,750	(318,500)
Ford Motor Co.	Call	USD	13.00	5/24/13	775	(56,575)
CF Industries Holdings, Inc.	Call	USD	190.00	6/10/13	389	(197,273)
American International Group, Inc.	Call	USD	41.00	6/12/13	900	(155,167)
Annaly Capital Management, Inc.	Call	USD	16.00	6/24/13	1,670	(46,760)
AT&T Inc.	Call	USD	38.00	6/24/13	100	(5,750)
CenturyLink, Inc.	Call	USD	38.00	6/24/13	200	(16,000)
Citigroup, Inc.	Call	USD	46.00	6/24/13	195	(39,098)
Comcast Corp., Special Class A	Call	USD	40.00	6/24/13	270	(23,625)
Ensco Plc, Class A	Call	USD	57.50	6/24/13	420	(90,300)
Express Scripts Holding Co.	Call	USD	57.50	6/24/13	226	(68,930)
Freeport-McMoRan Copper & Gold, Inc.	Call	USD	32.00	6/24/13	508	(38,608)
General Electric Co.	Call	USD	24.00	6/24/13	311	(1,866)
Google, Inc., Class A	Call	USD	795.00	6/24/13	204	(823,140)
Google, Inc., Class A	Call	USD	800.00	6/24/13	16	(58,640)
HollyFrontier Corp.	Call	USD	50.00	6/24/13	607	(148,715)
HollyFrontier Corp.	Call	USD	54.00	6/24/13	34	(3,570)
Johnson & Johnson	Call	USD	85.00	6/24/13	220	(33,000)
Kimberly-Clark Corp.	Call	USD	105.00	6/24/13	137	(18,152)
Marathon Oil Corp.	Call	USD	31.00	6/24/13	495	(108,900)
Merck & Co., Inc.	Call	USD	48.00	6/24/13	320	(23,200)
Merck & Co., Inc.	Call	USD	49.00	6/24/13	333	(13,820)
Oracle Corp.	Call	USD	34.00	6/24/13	264	(13,596)
PBF Energy, Inc.	Call	USD	30.00	6/24/13	260	(61,750)
PBF Energy, Inc.	Call	USD	35.00	6/24/13	475	(29,688)
PBF Energy, Inc.	Call	USD	45.00	6/24/13	460	(4,600)
Pfizer, Inc.	Call	USD	31.00	6/24/13	420	(6,090)
Pfizer, Inc.	Call	USD	32.00	6/24/13	148	(1,036)
The Procter & Gamble Co.	Call	USD	82.50	6/24/13	108	(1,296)
Suncor Energy, Inc.	Call	USD	32.00	6/24/13	1,017	(66,105)
U.S. Bancorp	Call	USD	33.00	6/24/13	710	(60,350)
Vodafone Group Plc — ADR	Call	USD	30.00	6/24/13	1,980	(257,400)
Wal-Mart Stores, Inc.	Call	USD	77.50	6/24/13	222	(37,296)
Yahoo!, Inc.	Call	USD	24.00	6/24/13	1,275	(174,675)
AT&T Inc.	Call	USD	38.00	7/20/13	100	(7,200)
Ford Motor Co.	Call	USD	13.80	7/20/13	776	(41,244)
Comcast Corp., Special Class A	Call	USD	40.00	7/22/13	270	(29,025)
The Procter & Gamble Co.	Call	USD	82.50	7/22/13	108	(2,700)
Yahoo!, Inc.	Call	USD	25.00	7/22/13	1,275	(145,988)
Total						$(5,198,353)

See Notes to Financial Statements.

40	SEMI-ANNUAL REPORT	APRIL 30, 2013

Schedule of Investments (continued)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

•	Over-the-counter options written as of April 30, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
The Travelers Cos., Inc.	Goldman Sachs & Co.	Call	USD	83.88	5/02/13	21,200	$(32,436)
General Electric Co.	Credit Suisse First Boston	Call	USD	23.27	5/06/13	254,800	(500)
Prudential Financial, Inc.	Credit Suisse First Boston	Call	USD	59.94	5/06/13	5,000	(5,478)
The Southern Co.	Morgan Stanley & Co., Inc.	Call	USD	45.41	5/06/13	27,500	(77,550)
CenturyLink, Inc.	Citigroup Global Markets, Inc.	Call	USD	35.63	5/09/13	94,800	(189,069)
Merck & Co., Inc.	Credit Suisse First Boston	Call	USD	45.13	5/09/13	76,500	(147,212)
American International Group, Inc.	Morgan Stanley & Co., Inc.	Call	USD	39.31	5/13/13	318,000	(764,934)
Pfizer, Inc.	Credit Suisse First Boston	Call	USD	28.97	5/13/13	177,200	(61,162)
U.S. Bancorp	Morgan Stanley & Co., Inc.	Call	USD	34.34	5/13/13	17,500	(410)
NextEra Energy, Inc.	Goldman Sachs & Co.	Call	USD	74.64	5/14/13	10,600	(78,334)
Japan Airlines Co. Ltd.	Citigroup Global Markets, Inc.	Call	JPY	4,345.20	5/22/13	300,000	(1,830,435)
Merck & Co., Inc.	Credit Suisse First Boston	Call	USD	45.13	5/23/13	76,500	(161,870)
Vodafone Group Plc - ADR	Citigroup Global Markets, Inc.	Call	USD	29.39	5/28/13	331,000	(522,092)
Kimberly-Clark Corp.	Credit Suisse First Boston	Call	USD	100.72	5/29/13	12,500	(44,607)
Time Warner, Inc.	Goldman Sachs & Co.	Call	USD	57.02	5/30/13	48,100	(161,087)
Dominion Resources, Inc.	Morgan Stanley & Co., Inc.	Call	USD	56.94	5/31/13	22,600	(107,124)
Pfizer, Inc.	Citigroup Global Markets, Inc.	Call	USD	29.23	5/31/13	93,000	(34,106)
The Allstate Corp.	Deutsche Bank Securities Corp.	Call	USD	50.35	6/03/13	53,300	(26,522)
Unilever NV	UBS Securities LLC	Call	USD	41.27	6/03/13	56,000	(68,074)
Renault SA	Citigroup Global Markets, Inc.	Call	EUR	49.98	6/04/13	41,800	(156,722)
PepsiCo, Inc.	Deutsche Bank Securities Corp.	Call	USD	79.99	6/05/13	26,400	(70,855)
The Southern Co.	Citigroup Global Markets, Inc.	Call	USD	47.14	6/05/13	27,400	(29,948)
UnitedHealth Group, Inc.	Citigroup Global Markets, Inc.	Call	USD	62.67	6/05/13	131,700	(52,996)
SAIC, Inc.	Barclays Bank	Call	USD	14.20	6/06/13	274,500	(238,923)
NextEra Energy, Inc.	Morgan Stanley & Co., Inc.	Call	USD	77.39	6/07/13	18,400	(85,376)
Suncor Energy, Inc.	Deutsche Bank Securities Corp.	Call	USD	29.10	6/09/13	112,000	(271,748)
Marathon Petroleum Corp.	Credit Suisse First Boston	Call	USD	82.19	6/10/13	20,300	(37,340)
AT&T Inc.	Citigroup Global Markets, Inc.	Call	USD	38.90	6/12/13	44,000	(8,270)
Berkshire Hathaway, Inc., Class B	UBS Securities LLC	Call	USD	105.47	6/12/13	26,000	(72,334)
Unilever NV	Citigroup Global Markets, Inc.	Call	USD	42.01	6/12/13	27,000	(26,190)
SAIC, Inc.	Barclays Bank	Call	USD	14.18	6/14/13	165,500	(151,563)
The Allstate Corp.	Goldman Sachs & Co.	Call	USD	50.13	6/17/13	48,500	(35,253)
Time Warner, Inc.	Citigroup Global Markets, Inc.	Call	USD	60.20	6/18/13	8,500	(12,161)
Eli Lilly & Co.	Morgan Stanley & Co., Inc.	Call	USD	56.06	6/19/13	71,400	(63,832)
JPMorgan Chase & Co.	Morgan Stanley & Co., Inc.	Call	USD	49.50	6/27/13	121,600	(123,554)
Prudential Financial, Inc.	Morgan Stanley & Co., Inc.	Call	USD	57.67	7/08/13	17,200	(63,269)
Dominion Resources, Inc.	Morgan Stanley & Co., Inc.	Call	USD	61.71	7/09/13	23,000	(16,445)
PBF Energy, Inc.	Morgan Stanley & Co., Inc.	Call	USD	34.53	7/09/13	32,800	(29,613)
Total							$(5,859,394)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2013	41

Schedule of Investments (concluded)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$598,662,905	$5,245,129	—	$603,908,034
Short-Term Securities	31,924,863	—	—	31,924,863
Total	$630,587,768	5,245,129	—	$635,832,897

[1] See above Schedule of Investments for values in each industry excluding Level 2, Automobiles, within the table.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Equity contracts	$(4,710,552)	$(6,347,195)	—	$(11,057,747)

[2] Derivative financial instruments are options written, which are shown at value.

Certain of the Trust’s assets and liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of April 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$6,104	—	—	$6,104
Cash pledged as collateral for options written	900,000	—	—	900,000
Liabilities:
Bank overdraft	—	$(2,951,603)	—	(2,951,603)
Total	$906,104	$(2,951,603)	—	$(2,045,499)

There were no transfers between levels during the six months ended April 30, 2013.

See Notes to Financial Statements.

42	SEMI-ANNUAL REPORT	APRIL 30, 2013

Schedule of Investments April 30, 2013 (Unaudited)	BlackRock Enhanced Equity Dividend Trust (BDJ)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 5.0%
Honeywell International, Inc.	221,000	$16,252,340
Northrop Grumman Corp.	189,100	14,322,434
Raytheon Co. (a)	341,800	20,979,684
Rockwell Collins, Inc.	50,800	3,196,336
United Technologies Corp. (a)	253,300	23,123,757

		77,874,551
Air Freight & Logistics — 1.0%
United Parcel Service, Inc., Class B (a)	184,700	15,854,648
Auto Components — 0.4%
Johnson Controls, Inc. (a)	192,000	6,721,920
Beverages — 2.5%
The Coca-Cola Co. (a)	457,000	19,344,810
Diageo Plc — ADR (a)	156,300	19,099,860

		38,444,670
Building Products — 0.1%
Masco Corp. (a)	65,100	1,265,544
Chemicals — 3.0%
The Dow Chemical Co.	248,300	8,419,853
EI du Pont de Nemours & Co.	415,200	22,632,552
Olin Corp.	213,600	5,162,712
Praxair, Inc.	92,500	10,572,750

		46,787,867
Commercial Banks — 7.9%
Bank of Nova Scotia (a)	254,200	14,657,281
Fifth Third Bancorp (a)	725,200	12,350,156
M&T Bank Corp. (a)	35,000	3,507,000
SunTrust Banks, Inc.	404,100	11,819,925
The Toronto-Dominion Bank	180,000	14,742,000
U.S. Bancorp (a)	644,500	21,448,960
Wells Fargo & Co. (a)	1,187,300	45,093,654

		123,618,976
Consumer Finance — 1.2%
American Express Co. (a)	274,800	18,799,068
Diversified Financial Services — 3.8%
Citigroup, Inc. (a)	265,400	12,383,564
JPMorgan Chase & Co. (a)	954,500	46,780,045

		59,163,609
Diversified Telecommunication Services — 3.7%
AT&T Inc. (a)	533,100	19,969,926
BCE, Inc.	112,100	5,253,006
Verizon Communications, Inc. (a)	605,000	32,615,550

		57,838,482
Electric Utilities — 2.9%
American Electric Power Co., Inc.	156,000	8,023,080
Duke Energy Corp. (a)	94,566	7,111,363
Edison International	135,700	7,300,660
ITC Holdings Corp. (a)	22,300	2,056,506
NextEra Energy, Inc. (a)	193,500	15,872,805
Northeast Utilities	38,520	1,746,112
PPL Corp. (a)	112,100	3,741,898

		45,852,424
Electrical Equipment — 0.7%
Brady Corp., Class A	111,700	3,784,396
Rockwell Automation, Inc. (a)	57,900	4,908,762
Roper Industries, Inc. (a)	14,900	1,782,785

		10,475,943
Energy Equipment & Services — 0.5%
Schlumberger Ltd. (a)	102,800	7,651,404

Common Stocks	Shares	Value
Food & Staples Retailing — 0.6%
Wal-Mart Stores, Inc. (a)	117,200	$9,108,784
Food Products — 3.8%
General Mills, Inc. (a)	281,900	14,213,398
HJ Heinz Co.	109,978	7,964,607
Kraft Foods Group, Inc. (a)	146,895	7,563,624
Mondelez International, Inc. — Class A (a)	509,985	16,039,028
Unilever NV	331,700	14,090,616

		59,871,273
Gas Utilities — 0.1%
Northwest Natural Gas Co. (a)	46,000	2,045,620
Health Care Providers & Services — 0.5%
Quest Diagnostics, Inc. (a)	123,700	6,968,021
Hotels, Restaurants & Leisure — 1.5%
McDonald’s Corp.	233,600	23,859,904
Household Products — 2.1%
Kimberly-Clark Corp. (a)	136,450	14,080,276
The Procter & Gamble Co. (a)	242,000	18,578,340

		32,658,616
Industrial Conglomerates — 3.1%
3M Co. (a)	130,900	13,706,539
General Electric Co. (a)	1,573,600	35,075,544

		48,782,083
Insurance — 4.5%
ACE Ltd.	191,800	17,097,052
The Chubb Corp.	179,000	15,764,530
Prudential Financial, Inc. (a)	267,500	16,162,350
The Travelers Cos., Inc.	249,600	21,318,336

		70,342,268
IT Services — 2.1%
Automatic Data Processing, Inc. (a)	65,260	4,394,608
International Business Machines Corp. (a)	139,700	28,294,838

		32,689,446
Leisure Equipment & Products — 0.9%
Mattel, Inc. (a)	224,500	10,250,670
Polaris Industries, Inc. (a)	44,500	3,835,455

		14,086,125
Machinery — 2.3%
Deere & Co.	298,900	26,691,770
Graco, Inc.	22,000	1,331,660
Pentair Ltd.	148,400	8,065,540

		36,088,970
Media — 2.7%
Comcast Corp., Special Class A (a)	860,600	33,812,974
The Walt Disney Co. (a)	121,100	7,609,924

		41,422,898
Metals & Mining — 2.5%
BHP Billiton Ltd. — ADR (a)	381,800	25,664,596
Newmont Mining Corp. (a)	264,800	8,579,520
Southern Copper Corp. (a)	150,377	5,012,065

		39,256,181
Multi-Utilities — 2.6%
Dominion Resources, Inc. (a)	253,600	15,642,048
Public Service Enterprise Group, Inc.	283,200	10,367,952
Sempra Energy	92,200	7,638,770
Wisconsin Energy Corp.	156,600	7,037,604

		40,686,374

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2013	43

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels — 12.9%
Chevron Corp. (a)	403,350	$49,212,732
ConocoPhillips (a)	127,560	7,711,002
Enbridge, Inc. (a)	485,200	23,088,479
Exxon Mobil Corp. (a)	356,800	31,751,632
Kinder Morgan, Inc.	304,100	11,890,310
Marathon Oil Corp. (a)	375,800	12,277,386
Marathon Petroleum Corp. (a)	176,600	13,838,376
Occidental Petroleum Corp.	178,300	15,915,058
Phillips 66 (a)	82,550	5,031,424
Royal Dutch Shell Plc — ADR (a)	59,400	4,037,418
Spectra Energy Corp.	215,400	6,791,562
Total SA — ADR (a)	402,100	20,201,504

		201,746,883
Paper & Forest Products — 0.7%
MeadWestvaco Corp. (a)	291,600	10,054,368
Pharmaceuticals — 7.6%
Abbott Laboratories (a)	146,700	5,416,164
AbbVie, Inc. (a)	148,900	6,856,845
Bristol-Myers Squibb Co. (a)	564,400	22,417,968
Johnson & Johnson (a)	234,400	19,977,912
Merck & Co., Inc. (a)	644,700	30,300,900
Pfizer, Inc. (a)	1,142,200	33,203,754

		118,173,543
Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp. (a)	76,900	6,458,831
Liberty Property Trust	31,000	1,332,690
Sovran Self Storage, Inc.	16,980	1,164,828
Tanger Factory Outlet Centers	28,900	1,072,768
Weyerhaeuser Co. (a)	233,100	7,111,881

		17,140,998
Road & Rail — 0.8%
Union Pacific Corp. (a)	87,600	12,961,296
Semiconductors & Semiconductor Equipment — 1.0%
Intel Corp. (a)	633,000	15,160,350

Common Stocks	Shares	Value
Software — 1.4%
Microsoft Corp. (a)	666,200	$22,051,220
Specialty Retail — 2.3%
The Home Depot, Inc. (a)	486,000	35,648,100
Textiles, Apparel & Luxury Goods — 1.4%
VF Corp.	120,100	21,404,222
Tobacco — 3.3%
Altria Group, Inc. (a)	246,500	8,999,715
Lorillard, Inc. (a)	291,800	12,515,302
Philip Morris International, Inc. (a)	319,700	30,560,123

		52,075,140
Water Utilities — 0.7%
American Water Works Co., Inc.	252,000	10,553,760
Total Long-Term Investments (Cost — $1,281,152,986) — 95.2%		1,485,185,549

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (b)(c)	76,237,084	76,237,084
Total Short-Term Securities (Cost — $76,237,084) — 4.9%		76,237,084
Total Investments Before Options Written (Cost — $1,357,390,070) — 100.1%		1,561,422,633

Options Written
(Premiums Received — $14,999,846) — (1.7)%		(25,826,639)
Total Investments Net of Options Written — 98.4%		1,535,595,994
Other Assets Less Liabilities — 1.6%		24,538,560

Net Assets — 100.0%		$1,560,134,554

Notes to Schedule of Investments

(a)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

(b)	Represents the current yield as of report date.

(c)	Investments in issuers considered to be an affiliate of the Trust during the six months ended April 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2012	Net Activity	Shares/ Beneficial Interest Held at April 30, 2013	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	112,624,435	(36,387,351)	76,237,084	$50,687	$660
BlackRock Liquidity Series, LLC Money Market Series	$4,054,445	$(4,054,445)	—	$202	—

•	Foreign currency exchange contracts as of April 30, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	123,240	CAD	125,000	Goldman Sachs & Co.	5/01/13	$(836)

See Notes to Financial Statements.

44	SEMI-ANNUAL REPORT	APRIL 30, 2013

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Exchange-traded options written as of April 30, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Quest Diagnostics, Inc.	Call	USD	57.50	5/02/13	635	$(1,976)
Exxon Mobil Corp.	Call	USD	90.00	5/03/13	657	(2,001)
American Express Co.	Call	USD	65.85	5/06/13	1,462	(375,692)
JPMorgan Chase & Co.	Call	USD	50.15	5/06/13	1,900	(13,775)
Rockwell Automation, Inc.	Call	USD	90.00	5/06/13	175	(51)
Duke Energy Corp.	Call	USD	70.85	5/07/13	95	(41,325)
Mattel, Inc.	Call	USD	43.00	5/07/13	103	(27,398)
Comcast Corp., Special Class A	Call	USD	39.05	5/13/13	1,540	(119,003)
PPL Corp.	Call	USD	31.50	5/13/13	51	(9,588)
Northwest Natural Gas Co.	Call	USD	44.00	5/15/13	230	(36,061)
Raytheon Co.	Call	USD	56.50	5/15/13	166	(81,008)
American Tower Corp.	Call	USD	77.00	5/18/13	212	(148,188)
Microsoft Corp.	Call	USD	28.20	5/18/13	635	(311,150)
Total SA — ADR	Call	USD	50.65	5/18/13	140	(8,261)
Verizon Communications, Inc.	Call	USD	49.10	5/18/13	2,730	(1,313,130)
American Tower Corp.	Call	USD	80.00	5/20/13	195	(82,875)
Bank of Nova Scotia	Call	CAD	59.50	5/20/13	1,353	(16,116)
BHP Billiton Ltd. — ADR	Call	USD	67.50	5/20/13	154	(21,329)
BHP Billiton Ltd. — ADR	Call	USD	75.00	5/20/13	1,945	(13,615)
Comcast Corp., Special Class A	Call	USD	41.00	5/20/13	434	(8,680)
Dominion Resources, Inc.	Call	USD	57.50	5/20/13	75	(31,875)
Enbridge, Inc.	Call	CAD	48.00	5/20/13	191	(8,911)
Exxon Mobil Corp.	Call	USD	90.00	5/20/13	1,240	(43,400)
Fifth Third Bancorp	Call	USD	16.00	5/20/13	1,826	(193,556)
General Electric Co.	Call	USD	24.00	5/20/13	2,556	(3,834)
General Mills, Inc.	Call	USD	49.00	5/20/13	1,400	(226,800)
International Business Machines Corp.	Call	USD	215.00	5/20/13	230	(2,070)
Johnson & Johnson	Call	USD	85.00	5/20/13	495	(52,965)
Johnson Controls, Inc.	Call	USD	36.00	5/20/13	355	(7,988)
JPMorgan Chase & Co.	Call	USD	49.00	5/20/13	1,427	(106,312)
JPMorgan Chase & Co.	Call	USD	50.00	5/20/13	1,382	(47,679)
Lorillard, Inc.	Call	USD	40.00	5/20/13	1,520	(462,840)
Marathon Oil Corp.	Call	USD	36.00	5/20/13	720	(2,160)
Marathon Petroleum Corp.	Call	USD	92.50	5/20/13	269	(2,690)
Masco Corp.	Call	USD	21.00	5/20/13	651	(4,883)
Merck & Co., Inc.	Call	USD	48.00	5/20/13	302	(11,627)
Merck & Co., Inc.	Call	USD	49.00	5/20/13	615	(9,840)
Mondelez International, Inc. — Class A	Call	USD	29.00	5/20/13	794	(214,380)
Newmont Mining Corp.	Call	USD	43.00	5/20/13	1,410	(2,820)
Pfizer, Inc.	Call	USD	31.00	5/20/13	680	(3,060)
Philip Morris International, Inc.	Call	USD	92.50	5/20/13	851	(289,340)
Phillips 66	Call	USD	67.50	5/20/13	194	(4,850)
Phillips 66	Call	USD	70.00	5/20/13	260	(3,250)
Polaris Industries, Inc.	Call	USD	85.00	5/20/13	445	(125,713)
Rockwell Automation, Inc.	Call	USD	85.00	5/20/13	143	(15,730)
Schlumberger Ltd.	Call	USD	77.50	5/20/13	546	(17,472)
Southern Copper Corp.	Call	USD	37.00	5/20/13	180	(900)
United Technologies Corp.	Call	USD	92.50	5/20/13	607	(33,689)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2013	45

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)

•	Exchange-traded options written as of April 30, 2013 were as follows: (continued)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
United Technologies Corp.	Call	USD	95.00	5/20/13	72	$(756)
The Walt Disney Co.	Call	USD	62.50	5/20/13	475	(74,813)
Wells Fargo & Co.	Call	USD	37.00	5/20/13	3,420	(362,520)
Weyerhaeuser Co.	Call	USD	31.00	5/20/13	910	(29,575)
3M Co.	Call	USD	107.50	5/22/13	71	(2,862)
Royal Dutch Shell Plc — ADR	Call	USD	66.00	5/22/13	55	(10,860)
United Parcel Service, Inc., Class B	Call	USD	86.00	5/23/13	975	(107,071)
ConocoPhillips	Call	USD	60.50	5/24/13	54	(4,079)
Verizon Communications, Inc.	Call	USD	51.00	5/30/13	340	(105,380)
Diageo Plc — ADR	Call	USD	121.00	6/03/13	290	(79,499)
Kraft Foods Group, Inc.	Call	USD	52.50	6/03/13	269	(12,859)
General Mills, Inc.	Call	USD	50.50	6/05/13	150	(11,183)
MeadWestvaco Corp.	Call	USD	35.50	6/05/13	285	(15,779)
NextEra Energy, Inc.	Call	USD	80.75	6/07/13	62	(10,035)
Abbott Laboratories	Call	USD	35.50	6/10/13	62	(10,562)
M&T Bank Corp.	Call	USD	99.75	6/10/13	192	(34,552)
United Technologies Corp.	Call	USD	95.00	6/10/13	714	(26,415)
The Coca-Cola Co.	Call	USD	43.00	6/12/13	1,895	(81,219)
ITC Holdings Corp.	Call	USD	91.25	6/12/13	25	(5,809)
Roper Industries, Inc.	Call	USD	123.75	6/13/13	149	(16,346)
ConocoPhillips	Call	USD	58.25	6/18/13	650	(145,738)
Fifth Third Bancorp	Call	USD	16.40	6/18/13	2,160	(182,667)
Altria Group, Inc.	Call	USD	35.00	6/24/13	72	(12,528)
Altria Group, Inc.	Call	USD	36.00	6/24/13	1,283	(129,583)
AT&T Inc.	Call	USD	38.00	6/24/13	843	(48,473)
Automatic Data Processing, Inc.	Call	USD	67.50	6/24/13	29	(3,698)
Bristol-myers Squibb Co.	Call	USD	42.00	6/24/13	1,216	(33,440)
Citigroup, Inc.	Call	USD	46.00	6/24/13	1,460	(292,730)
Comcast Corp., Special Class A	Call	USD	40.00	6/24/13	1,380	(120,750)
General Electric Co.	Call	USD	24.00	6/24/13	1,623	(9,738)
The Home Depot, Inc.	Call	USD	77.50	6/24/13	145	(6,815)
Intel Corp.	Call	USD	22.00	6/24/13	3,430	(673,995)
International Business Machines Corp.	Call	USD	190.00	6/24/13	538	(696,710)
Johnson & Johnson	Call	USD	85.00	6/24/13	495	(74,250)
Johnson Controls, Inc.	Call	USD	33.00	6/24/13	700	(162,750)
Kimberly-Clark Corp.	Call	USD	105.00	6/24/13	65	(8,613)
Marathon Oil Corp.	Call	USD	31.00	6/24/13	1,346	(296,120)
Mattel, Inc.	Call	USD	45.00	6/24/13	554	(74,790)
Merck & Co., Inc.	Call	USD	48.00	6/24/13	302	(21,895)
Merck & Co., Inc.	Call	USD	49.00	6/24/13	316	(13,114)
Microsoft Corp.	Call	USD	30.00	6/24/13	1,090	(346,075)
Northwest Natural Gas Co.	Call	USD	45.00	6/24/13	230	(14,950)
Pfizer, Inc.	Call	USD	31.00	6/24/13	340	(4,930)
Pfizer, Inc.	Call	USD	32.00	6/24/13	340	(2,380)
Philip Morris International, Inc.	Call	USD	92.50	6/24/13	851	(348,910)
The Procter & Gamble Co.	Call	USD	82.50	6/24/13	665	(7,980)
Prudential Financial, Inc.	Call	USD	62.50	6/24/13	204	(21,624)
Quest Diagnostics, Inc.	Call	USD	60.00	6/24/13	45	(2,250)
Raytheon Co.	Call	USD	60.00	6/24/13	150	(33,825)
Southern Copper Corp.	Call	USD	33.00	6/24/13	650	(94,250)
U.S. Bancorp	Call	USD	33.00	6/24/13	1,650	(140,250)

See Notes to Financial Statements.

46	SEMI-ANNUAL REPORT	APRIL 30, 2013

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)

•	Exchange-traded options written as of April 30, 2013 were as follows: (concluded)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Union Pacific Corp.	Call	USD	150.00	6/24/13	481	$(134,199)
Wal-mart Stores, Inc.	Call	USD	80.00	6/24/13	644	(44,436)
The Walt Disney Co.	Call	USD	60.00	6/24/13	42	(16,170)
The Walt Disney Co.	Call	USD	62.50	6/24/13	150	(33,075)
Weyerhaeuser Co.	Call	USD	31.00	6/24/13	372	(26,040)
AbbVie, Inc.	Call	USD	45.50	6/26/13	78	(16,274)
AT&T Inc.	Call	USD	38.00	7/20/13	843	(60,696)
Comcast Corp., Special Class A	Call	USD	40.00	7/22/13	1,380	(148,350)
Microsoft Corp.	Call	USD	31.00	7/22/13	1,963	(486,824)
The Procter & Gamble Co.	Call	USD	82.50	7/22/13	665	(16,625)
Total						$(10,572,540)

•	Over-the-counter options written as of April 30, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
MeadWestvaco Corp.	Credit Suisse First Boston	Call	USD	36.41	5/02/13	67,600	$(11)
Olin Corp.	Morgan Stanley & Co., Inc.	Call	USD	24.48	5/02/13	60,500	(2,012)
The Travelers Cos., Inc.	Goldman Sachs & Co.	Call	USD	83.88	5/02/13	137,100	(209,763)
American Water Works Co., Inc.	Deutsche Bank Securities Corp.	Call	USD	39.88	5/03/13	27,000	(54,054)
Chevron Corp.	Goldman Sachs & Co.	Call	USD	118.99	5/03/13	140,000	(422,800)
Diageo Plc — ADR	Goldman Sachs & Co.	Call	USD	119.80	5/03/13	57,000	(137,322)
Edison International	Morgan Stanley & Co., Inc.	Call	USD	51.10	5/03/13	11,000	(29,700)
EI du Pont de Nemours & Co.	Barclays Bank	Call	USD	49.54	5/03/13	105,500	(524,230)
Graco, Inc.	Citigroup Global Markets, Inc.	Call	USD	58.94	5/03/13	22,000	(35,186)
Liberty Property Trust	Barclays Bank	Call	USD	39.33	5/03/13	31,000	(113,584)
Rockwell Collins, Inc.	Morgan Stanley & Co., Inc.	Call	USD	64.19	5/03/13	27,900	(562)
VF Corp.	Citigroup Global Markets, Inc.	Call	USD	168.00	5/03/13	63,900	(652,802)
American Electric Power Co., Inc.	Morgan Stanley & Co., Inc.	Call	USD	48.18	5/06/13	81,300	(264,225)
General Electric Co.	Credit Suisse First Boston	Call	USD	23.27	5/06/13	240,300	(472)
PPL Corp.	Morgan Stanley & Co., Inc.	Call	USD	31.25	5/06/13	27,000	(57,510)
Prudential Financial, Inc.	Credit Suisse First Boston	Call	USD	59.94	5/06/13	85,500	(93,668)
Wisconsin Energy Corp.	Morgan Stanley & Co., Inc.	Call	USD	40.85	5/06/13	78,800	(322,292)
Mattel, Inc.	Morgan Stanley & Co., Inc.	Call	USD	41.10	5/07/13	57,700	(263,112)
Sempra Energy	Credit Suisse First Boston	Call	USD	76.51	5/07/13	30,900	(195,906)
Public Service Enterprise Group, Inc.	Morgan Stanley & Co., Inc.	Call	USD	32.25	5/08/13	41,500	(180,940)
American Water Works Co., Inc.	Citigroup Global Markets, Inc.	Call	USD	40.38	5/09/13	38,000	(57,914)
The Chubb Corp.	Credit Suisse First Boston	Call	USD	87.10	5/09/13	59,700	(83,464)
Merck & Co., Inc.	Credit Suisse First Boston	Call	USD	45.13	5/09/13	100,500	(193,396)
Northeast Utilities	UBS Securities LLC	Call	USD	42.63	5/09/13	38,500	(103,950)
Sovran Self Storage, Inc.	Citigroup Global Markets, Inc.	Call	USD	62.16	5/09/13	16,980	(109,436)
Tanger Factory Outlet Centers	Citigroup Global Markets, Inc.	Call	USD	35.71	5/09/13	28,900	(45,165)
Brady Corp., Class A	Citigroup Global Markets, Inc.	Call	USD	34.61	5/10/13	50,300	(6,094)
Brady Corp., Class A	Deutsche Bank Securities Corp.	Call	USD	34.25	5/10/13	28,000	(6,136)
Brady Corp., Class A	Deutsche Bank Securities Corp.	Call	USD	34.70	5/10/13	33,400	(3,402)
Northrop Grumman Corp.	Morgan Stanley & Co., Inc.	Call	USD	68.72	5/13/13	100,600	(706,212)
Pfizer, Inc.	Credit Suisse First Boston	Call	USD	28.97	5/13/13	239,600	(82,700)
PPL Corp.	UBS Securities LLC	Call	USD	30.73	5/13/13	27,500	(72,875)
U.S. Bancorp	Morgan Stanley & Co., Inc.	Call	USD	34.34	5/13/13	174,300	(4,082)
Edison International	Citigroup Global Markets, Inc.	Call	USD	50.81	5/14/13	11,100	(33,178)
Edison International	Goldman Sachs & Co.	Call	USD	51.18	5/14/13	32,000	(84,742)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2013	47

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)

•	Over-the-counter options written as of April 30, 2013 were as follows: (continued)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
American Water Works Co., Inc.	Citigroup Global Markets, Inc.	Call	USD	40.47	5/15/13	26,500	$(39,611)
Raytheon Co.	Morgan Stanley & Co., Inc.	Call	USD	57.57	5/15/13	156,100	(594,741)
Spectra Energy Corp.	Credit Suisse First Boston	Call	USD	30.50	5/15/13	118,500	(122,391)
Sempra Energy	Credit Suisse First Boston	Call	USD	77.31	5/22/13	14,500	(80,403)
SunTrust Banks, Inc.	Citigroup Global Markets, Inc.	Call	USD	28.92	5/22/13	215,000	(159,936)
The Coca-Cola Co.	Citigroup Global Markets, Inc.	Call	USD	39.31	5/23/13	61,700	(191,833)
Deere & Co.	Morgan Stanley & Co., Inc.	Call	USD	92.74	5/23/13	96,000	(80,315)
Enbridge, Inc.	Citigroup Global Markets, Inc.	Call	CAD	46.79	5/23/13	119,500	(155,179)
Merck & Co., Inc.	Credit Suisse First Boston	Call	USD	45.13	5/23/13	100,500	(212,652)
Chevron Corp.	JPMorgan Chase Securities	Call	USD	119.93	5/24/13	71,500	(188,621)
Occidental Petroleum Corp.	Citigroup Global Markets, Inc.	Call	USD	82.80	5/28/13	49,000	(335,061)
American Water Works Co., Inc.	Morgan Stanley & Co., Inc.	Call	USD	41.56	5/29/13	41,000	(37,819)
Kimberly-Clark Corp.	Credit Suisse First Boston	Call	USD	100.72	5/29/13	68,500	(244,445)
Royal Dutch Shell Plc — ADR	Citigroup Global Markets, Inc.	Call	USD	67.62	5/29/13	27,100	(20,651)
Bristol-Myers Squibb Co.	Citigroup Global Markets, Inc.	Call	USD	39.41	5/30/13	188,800	(164,947)
The Home Depot, Inc.	Morgan Stanley & Co., Inc.	Call	USD	71.35	5/30/13	252,600	(592,701)
Kinder Morgan, Inc.	Credit Suisse First Boston	Call	USD	37.92	5/30/13	161,800	(236,906)
Automatic Data Processing, Inc.	Citigroup Global Markets, Inc.	Call	USD	64.09	5/31/13	32,900	(115,394)
Dominion Resources, Inc.	Morgan Stanley & Co., Inc.	Call	USD	56.94	5/31/13	50,500	(239,370)
Pfizer, Inc.	Citigroup Global Markets, Inc.	Call	USD	29.23	5/31/13	203,000	(74,446)
BCE, Inc.	Citigroup Global Markets, Inc.	Call	USD	46.36	6/03/13	9,700	(6,397)
BCE, Inc.	Credit Suisse First Boston	Call	USD	47.03	6/03/13	3,900	(1,316)
Kraft Foods Group, Inc.	Credit Suisse First Boston	Call	USD	51.76	6/03/13	48,000	(30,336)
Unilever NV	UBS Securities LLC	Call	USD	41.27	6/03/13	124,000	(150,735)
3M Co.	Credit Suisse First Boston	Call	USD	108.91	6/05/13	61,800	(14,247)
MeadWestvaco Corp.	Citigroup Global Markets, Inc.	Call	USD	36.44	6/05/13	64,300	(21,555)
Deere & Co.	Morgan Stanley & Co., Inc.	Call	USD	87.01	6/06/13	63,000	(220,790)
Edison International	Morgan Stanley & Co., Inc.	Call	USD	52.42	6/06/13	16,400	(30,157)
EI du Pont de Nemours & Co.	Credit Suisse First Boston	Call	USD	49.60	6/06/13	115,000	(564,650)
Enbridge, Inc.	Citigroup Global Markets, Inc.	Call	CAD	46.79	6/06/13	119,500	(156,368)
Mondelez International, Inc. — Class A	Citigroup Global Markets, Inc.	Call	USD	30.68	6/06/13	53,000	(63,442)
Mondelez International, Inc. — Class A	Morgan Stanley & Co., Inc.	Call	USD	30.70	6/06/13	148,000	(175,481)
Olin Corp.	Credit Suisse First Boston	Call	USD	25.45	6/06/13	57,000	(7,557)
NextEra Energy, Inc.	Morgan Stanley & Co., Inc.	Call	USD	77.39	6/07/13	100,200	(464,928)
Pentair Ltd.	Barclays Bank	Call	USD	53.50	6/07/13	66,800	(129,942)
Public Service Enterprise Group, Inc.	Credit Suisse First Boston	Call	USD	35.48	6/07/13	114,200	(131,648)
Abbott Laboratories	Citigroup Global Markets, Inc.	Call	USD	37.02	6/10/13	74,400	(55,877)
Marathon Petroleum Corp.	Credit Suisse First Boston	Call	USD	82.19	6/10/13	70,200	(129,127)
The Toronto-Dominion Bank	Citigroup Global Markets, Inc.	Call	USD	79.44	6/10/13	52,000	(147,773)
Total SA — ADR	Morgan Stanley & Co., Inc.	Call	USD	47.14	6/10/13	207,100	(694,398)
Verizon Communications, Inc.	Credit Suisse First Boston	Call	USD	52.50	6/10/13	25,600	(47,119)
The Dow Chemical Co.	Morgan Stanley & Co., Inc.	Call	USD	30.98	6/11/13	136,500	(417,014)
AT&T Inc.	Citigroup Global Markets, Inc.	Call	USD	38.90	6/12/13	124,500	(23,399)
AbbVie, Inc.	Deutsche Bank Securities Corp.	Call	USD	41.77	6/14/13	50,200	(222,752)
BCE, Inc.	Citigroup Global Markets, Inc.	Call	USD	45.83	6/14/13	48,000	(49,536)
Occidental Petroleum Corp.	Citigroup Global Markets, Inc.	Call	USD	82.80	6/14/13	49,000	(336,741)
Praxair, Inc.	Morgan Stanley & Co., Inc.	Call	USD	111.35	6/14/13	50,800	(201,055)
ACE Ltd.	Morgan Stanley & Co., Inc.	Call	USD	89.59	6/17/13	105,500	(152,553)

See Notes to Financial Statements.

48	SEMI-ANNUAL REPORT	APRIL 30, 2013

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)

•	Over-the-counter options written as of April 30, 2013 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Wells Fargo & Co.	Citigroup Global Markets, Inc.	Call	USD	37.88	6/17/13	311,000	$(180,380)
Pentair Ltd.	Goldman Sachs & Co.	Call	USD	50.44	6/18/13	81,600	(358,501)
The Toronto-Dominion Bank	Morgan Stanley & Co., Inc.	Call	USD	79.73	6/18/13	47,000	(128,518)
Honeywell International, Inc.	Morgan Stanley & Co., Inc.	Call	USD	73.98	6/19/13	60,800	(69,494)
Sempra Energy	Goldman Sachs & Co.	Call	USD	79.97	6/19/13	3,600	(11,297)
AbbVie, Inc.	Citigroup Global Markets, Inc.	Call	USD	43.36	6/26/13	23,800	(79,855)
The Chubb Corp.	Citigroup Global Markets, Inc.	Call	USD	88.85	6/27/13	38,700	(48,283)
JPMorgan Chase & Co.	Morgan Stanley & Co., Inc.	Call	USD	49.50	6/27/13	54,000	(54,868)
McDonald’s Corp.	Morgan Stanley & Co., Inc.	Call	USD	102.87	6/27/13	128,400	(163,174)
Wisconsin Energy Corp.	Deutsche Bank Securities Corp.	Call	USD	43.36	6/28/13	7,300	(12,015)
Kraft Foods Group, Inc.	Goldman Sachs & Co.	Call	USD	50.49	7/01/13	5,800	(10,455)
Duke Energy Corp.	Credit Suisse First Boston	Call	USD	75.88	7/08/13	42,600	(28,430)
Prudential Financial, Inc.	Morgan Stanley & Co., Inc.	Call	USD	57.67	7/08/13	41,200	(151,551)
Dominion Resources, Inc.	Morgan Stanley & Co., Inc.	Call	USD	61.71	7/09/13	81,400	(58,201)
General Electric Co.	Citigroup Global Markets, Inc.	Call	USD	22.38	7/09/13	207,200	(106,742)
Honeywell International, Inc.	Morgan Stanley & Co., Inc.	Call	USD	73.98	7/19/13	60,800	(105,123)
Total							$(15,254,099)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$1,485,185,549	—	—	$1,485,185,549
Short-Term Securities	76,237,084	—	—	76,237,084
Total	$1,561,422,633	—	—	$1,561,422,633

[1]	See above Schedule of Investments for values in each industry.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2013	49

Schedule of Investments (concluded)	BlackRock Enhanced Equity Dividend Trust (BDJ)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Equity contracts	$(7,204,739)	$(18,621,900)	—	$(25,826,639)
Foreign currency exchange contracts	(836)	—	—	(836)
Total	$(7,205,575)	$(18,621,900)	—	$(25,827,475)

[2]    Derivative financial instruments are foreign currency exchange contracts and options written. Foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument and options written are shown at value.

Certain of the Trust’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of April 30, 2013, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$5,897,424	—	—	$5,897,424
Foreign currency at value	125,967	—	—	125,967
Cash pledged as collateral for options written	200,000	—	—	200,000
Total	$6,223,391	—	—	$6,223,391

There were no transfers between levels during the six months ended April 30, 2013.

See Notes to Financial Statements.

50	SEMI-ANNUAL REPORT	APRIL 30, 2013

Schedule of Investments April 30, 2013 (Unaudited)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Argentina — 0.4%
Arcos Dorados Holdings, Inc., Class A (a)	312,400	$4,254,888
Australia — 0.2%
CSL Ltd.	32,700	2,137,039
Belgium — 1.0%
Anheuser-Busch InBev NV	113,359	10,890,468
Cayman Islands — 0.8%
Eurasia Drilling Co. Ltd. — GDR	238,736	9,334,578
France — 4.8%
AXA SA	513,100	9,608,633
BNP Paribas SA	139,380	7,771,540
Danone SA	121,000	9,228,450
LVMH Moet Hennessy Louis Vuitton SA	30,300	5,250,529
Sanofi	87,100	9,416,871
Technip SA	52,200	5,598,991
Valeo SA	96,400	5,598,673

		52,473,687
Germany — 2.2%
Deutsche Lufthansa AG	219,700	4,398,921
SAP AG — ADR	129,300	10,324,605
Volkswagen AG, Preference Shares	45,400	9,219,769

		23,943,295
Hong Kong — 1.3%
AIA Group Ltd.	3,267,400	14,534,896
India — 1.0%
ICICI Bank Ltd.	285,800	6,206,366
Jubilant Foodworks Ltd. (b)	246,194	5,075,476

		11,281,842
Indonesia — 3.4%
Alam Sutera Realty Tbk PT	48,409,000	5,228,023
Bank Mandiri Persero Tbk PT	9,534,000	10,314,166
Global Mediacom Tbk PT	29,625,500	6,636,103
Matahari Department Store Tbk PT (b)	8,998,500	11,198,956
Tower Bersama Infrastructure Tbk PT (b)	6,797,100	3,953,479

		37,330,727
Italy — 2.4%
Banca Generali SpA	378,000	7,790,684
Eni SpA (a)	558,200	13,322,230
Telecom Italia SpA (a)	6,796,600	5,773,042
Telecom Italia SpA — ADR (a)	15,725	131,145

		27,017,101
Japan — 8.9%
Dena Co. Ltd.	108,200	3,084,452
Hino Motors Ltd.	480,700	7,342,630
Honda Motor Co. Ltd.	256,400	10,230,992
ITOCHU Corp.	872,500	10,818,519
Jafco Co. Ltd.	134,300	6,504,410
Kenedix Realty Investment Corp. — REIT	1,117	5,240,054
Nabtesco Corp.	259,500	5,726,487
ORIX Corp. (b)	649,300	9,963,060
Softbank Corp.	115,200	5,713,222
Sumitomo Mitsui Financial Group, Inc.	189,100	8,938,257
Tokio Marine Holdings, Inc.	268,700	8,539,201
Toyota Motor Corp.	202,300	11,741,058
Yahoo Japan Corp.	9,093	4,547,200

		98,389,542
Mexico — 0.5%
Fomento Economico Mexicano SAB de CV — ADR	48,100	5,454,059

Common Stocks	Shares	Value
Netherlands — 0.8%
ING Groep NV (b)	1,050,300	$8,652,209
Sweden — 1.4%
Svenska Cellulosa AB, B Shares	594,827	15,494,553
Switzerland — 8.0%
GAM Holding AG	191,000	3,377,821
Glencore International Plc	2,181,500	10,740,271
Nestle SA	149,000	10,625,564
Novartis AG	147,600	10,926,472
Partners Group Holding AG	40,700	10,442,191
Roche Holding AG	81,100	20,302,624
Transocean Ltd. (b)	141,900	7,303,593
UBS AG	782,600	13,960,350

		87,678,886
Taiwan — 0.9%
MediaTek, Inc.	561,000	6,846,198
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	169,100	3,226,428

		10,072,626
Thailand — 0.8%
Bangkok Bank PCL — NVDR	1,085,000	8,372,667
United Kingdom — 13.3%
Afren Plc (b)	2,465,700	5,146,092
APR Energy Plc	383,487	4,937,352
Aveva Group Plc	165,000	5,695,572
Babcock International Group Plc	207,700	3,456,140
Barclays Plc — ADR (a)	883,300	15,881,734
BG Group Plc	620,600	10,476,559
British American Tobacco Plc	187,700	10,405,197
Crest Nicholson Holdings Plc (b)	1,292,078	6,402,487
Diageo Plc	443,000	13,528,154
esure Group Plc (b)	2,895,400	13,369,024
National Grid Plc	931,100	11,868,927
Perform Group Plc (b)	723,700	5,831,826
SABMiller Plc	171,600	9,259,064
Tullow Oil Plc	518,600	8,083,795
Unilever Plc	267,600	11,594,233
Vodafone Group Plc — ADR (a)	348,400	10,657,556

		146,593,712
United States — 46.4%
AbbVie, Inc.	189,000	8,703,450
Adobe Systems, Inc. (a)(b)	191,800	8,646,344
Air Products & Chemicals, Inc. (a)	57,600	5,008,896
Amgen, Inc.	57,800	6,023,338
Apple, Inc. (a)	26,510	11,737,304
Axiall Corp.	86,500	4,536,925
Bank of America Corp. (a)	1,354,000	16,667,740
BankUnited, Inc.	275,800	6,991,530
Baxter International, Inc. (a)	79,100	5,526,717
Becton Dickinson and Co.	57,200	5,393,960
The Boeing Co.	43,000	3,930,630
Bristol-Myers Squibb Co. (a)	318,700	12,658,764
Cabot Oil & Gas Corp.	118,600	8,070,730
Cameron International Corp. (a)(b)	127,400	7,841,470
Celgene Corp. (a)(b)	72,753	8,589,947
Cisco Systems, Inc. (a)	265,100	5,545,892
Citigroup, Inc. (a)	278,640	13,001,342
Comcast Corp., Class A	248,600	10,267,180
Crown Castle International Corp. (a)(b)	141,100	10,864,700
Crown Holdings, Inc. (a)(b)	167,300	7,140,364
CSX Corp. (a)	333,100	8,190,929

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2013	51

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (concluded)
DIRECTV (a)(b)	97,100	$5,491,976
Eastman Chemical Co. (a)	129,000	8,597,850
Eaton Corp. Plc	88,200	5,416,362
eBay, Inc. (a)(b)	193,900	10,158,421
Eli Lilly & Co. (a)	236,550	13,100,139
Facebook, Inc., Class A (a)(b)	252,200	7,001,072
Gilead Sciences, Inc. (a)(b)	204,601	10,360,995
Google, Inc., Class A (a)(b)	24,293	20,031,279
The Hain Celestial Group, Inc. (a)(b)	127,919	8,346,710
HCA Holdings, Inc. (a)	116,300	4,639,207
Hertz Global Holdings, Inc. (a)(b)	409,200	9,853,536
International Paper Co. (a)	109,900	5,163,102
Kennedy-Wilson Holdings, Inc.	600,564	9,987,379
Kraft Foods Group, Inc.	176,066	9,065,638
Las Vegas Sands Corp. (a)	128,300	7,216,875
Liberty Global, Inc., Class A (a)(b)	120,700	8,735,059
Lowe’s Cos, Inc.	198,200	7,614,844
Mead Johnson Nutrition Co. (a)	168,000	13,623,120
Merck & Co., Inc. (a)	111,900	5,259,300
Microsoft Corp. (a)	263,900	8,735,090
Mondelez International, Inc. — Class A (a)	376,500	11,840,925
Monsanto Co.	112,000	11,963,840
Oasis Petroleum, Inc. (a)(b)	184,700	6,322,281
Oracle Corp. (a)	166,500	5,457,870
Owens Corning (a)(b)	259,500	10,914,570
Pfizer, Inc. (a)	394,100	11,456,487
Roper Industries, Inc. (a)	85,800	10,265,970
Rowan Cos. Plc, Class A (b)	271,200	8,822,136
SanDisk Corp. (a)(b)	176,469	9,254,034
Smithfield Foods, Inc. (b)	229,700	5,880,320
Time Warner, Inc.	169,600	10,138,688

Common Stocks	Shares	Value
United States (concluded)
United Rentals, Inc. (b)	105,648	$5,558,141
Universal Health Services, Inc., Class B	70,700	4,707,913
US Airways Group, Inc. (a)(b)	335,200	5,664,880
Visa, Inc. (a)	64,300	10,831,978
Weyerhaeuser Co. — REIT (a)	267,026	8,146,963
Whirlpool Corp. (a)	65,300	7,462,484
WisdomTree Investments, Inc. (b)	642,600	7,454,160
Xilinx, Inc. (a)	152,600	5,785,066

		511,664,812
Total Long Term Investments (Cost — $965,818,824) — 98.5%		1,085,571,587

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (c)(d)	20,035,651	20,035,651
Total Short-Term Securities (Cost — $20,035,651) — 1.8%		20,035,651
Total Investments Before Options Written (Cost — $985,854,475) — 100.3%		1,105,607,238

Options Written
(Premiums Received — $14,369,571) — (1.7)%		(18,959,736)
Total Investments Net of Options Written — 98.6%		1,086,647,502
Other Assets Less Liabilities — 1.4%		15,243,976

Net Assets — 100.0%		$1,101,891,478

Notes to Schedule of Investments

(a)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

(d)	Investments in issuers considered to be an affiliate of the Trust during the six months ended April 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2012	Net Activity	Shares Held at April 30, 2013	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	54,961,782	(34,926,131)	20,035,651	$28,309	$395

•	Foreign currency exchange contracts as of April 30, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	219,837	EUR	167,000	Citigroup Global Markets, Inc.	5/02/13	$(94)

•	Exchange-traded options written as of April 30, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Barclays Plc — ADR	Call	USD	20.25	5/13/13	533	$(581)
Telecom Italia SpA — ADR	Call	USD	8.40	5/13/13	157	(4,079)
Eni SpA	Call	EUR	18.50	5/17/13	457	(58,310)

See Notes to Financial Statements.

52	SEMI-ANNUAL REPORT	APRIL 30, 2013

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

•	Exchange-traded options written as of April 30, 2013 were as follows: (continued)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Telecom Italia SpA	Call	EUR	0.66	5/17/13	1,025	$(37,951)
Telecom Italia SpA	Call	EUR	0.68	5/17/13	1,025	(28,131)
Air Products & Chemicals, Inc.	Call	USD	87.25	5/18/13	316	(31,493)
Cisco Systems, Inc.	Call	USD	22.25	5/18/13	2,045	(31,888)
Whirlpool Corp.	Call	USD	117.00	5/18/13	360	(52,873)
Bank of America Corp.	Call	USD	12.00	5/20/13	1,024	(45,056)
Bank of America Corp.	Call	USD	13.00	5/20/13	3,100	(17,050)
Barclays Plc — ADR	Call	USD	19.00	5/20/13	850	(6,375)
Baxter International, Inc.	Call	USD	72.50	5/20/13	435	(53,288)
Bristol-Myers Squibb Co.	Call	USD	40.00	5/20/13	195	(9,165)
Bristol-Myers Squibb Co.	Call	USD	41.00	5/20/13	292	(4,964)
Cameron International Corp.	Call	USD	67.50	5/20/13	700	(10,500)
Citigroup, Inc.	Call	USD	48.00	5/20/13	512	(19,200)
DIRECTV	Call	USD	55.00	5/20/13	535	(119,840)
Eli Lilly & Co.	Call	USD	57.50	5/20/13	295	(3,540)
Facebook, Inc., Class A	Call	USD	29.00	5/20/13	1,390	(104,250)
Gilead Sciences, Inc.	Call	USD	46.00	5/20/13	385	(195,388)
The Hain Celestial Group, Inc.	Call	USD	65.00	5/20/13	351	(93,015)
HCA Holdings, Inc.	Call	USD	38.00	5/20/13	505	(122,463)
Hertz Global Holdings, Inc.	Call	USD	25.00	5/20/13	1,530	(49,725)
International Paper Co.	Call	USD	48.00	5/20/13	303	(24,998)
International Paper Co.	Call	USD	49.00	5/20/13	303	(15,150)
Las Vegas Sands Corp.	Call	USD	55.00	5/20/13	530	(138,065)
Liberty Global, Inc., Class A	Call	USD	75.00	5/20/13	665	(51,538)
Mead Johnson Nutrition Co.	Call	USD	85.00	5/20/13	920	(33,120)
Mondelez International, Inc. — Class A	Call	USD	30.00	5/20/13	2,070	(377,775)
Owens Corning	Call	USD	40.00	5/20/13	160	(37,200)
Owens Corning	Call	USD	42.00	5/20/13	1,267	(120,365)
SanDisk Corp.	Call	USD	55.00	5/20/13	485	(22,068)
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	Call	USD	17.50	5/20/13	930	(151,125)
US Airways Group, Inc.	Call	USD	17.00	5/20/13	920	(38,640)
US Airways Group, Inc.	Call	USD	18.00	5/20/13	920	(11,960)
Weyerhaeuser Co. — REIT	Call	USD	31.00	5/20/13	405	(13,163)
Xilinx, Inc.	Call	USD	39.00	5/20/13	295	(6,785)
Apple, Inc.	Call	USD	425.00	5/24/13	145	(318,275)
Visa, Inc.	Call	USD	165.00	5/29/13	178	(112,253)
Visa, Inc.	Call	USD	168.00	5/29/13	175	(77,775)
Arcos Dorados Holdings, Inc., Class A	Call	USD	12.75	5/31/13	840	(83,180)
Bank of America Corp.	Call	USD	12.50	6/07/13	3,320	(95,228)
The Hain Celestial Group, Inc.	Call	USD	62.50	6/10/13	352	(156,960)
Roper Industries, Inc.	Call	USD	123.75	6/13/13	472	(51,782)
Telecom Italia SpA	Call	EUR	0.70	6/21/13	67	(2,452)
Adobe Systems, Inc.	Call	USD	45.00	6/24/13	1,055	(178,823)
Barclays Plc — ADR	Call	USD	19.00	6/24/13	850	(29,750)
Bristol-Myers Squibb Co.	Call	USD	39.00	6/24/13	776	(116,012)
Celgene Corp.	Call	USD	125.00	6/24/13	200	(53,800)
Citigroup, Inc.	Call	USD	46.00	6/24/13	1,020	(204,510)
Crown Holdings, Inc.	Call	USD	41.00	6/24/13	470	(98,700)
Eastman Chemical Co.	Call	USD	75.00	6/24/13	390	(9,750)
eBay, Inc.	Call	USD	55.00	6/24/13	1,070	(97,370)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2013	53

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

•	Exchange-traded options written as of April 30, 2013 were as follows: (concluded)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Gilead Sciences, Inc.	Call	USD	47.00	6/24/13	390	$(190,125)
Gilead Sciences, Inc.	Call	USD	55.00	6/24/13	350	(36,925)
Google, Inc., Class A	Call	USD	795.00	6/24/13	133	(536,655)
HCA Holdings, Inc.	Call	USD	39.50	6/24/13	150	(32,625)
Hertz Global Holdings, Inc.	Call	USD	24.00	6/24/13	720	(93,600)
Las Vegas Sands Corp.	Call	USD	55.00	6/24/13	175	(59,500)
Merck & Co., Inc.	Call	USD	49.00	6/24/13	616	(25,564)
Oracle Corp.	Call	USD	33.00	6/24/13	1,170	(107,640)
Pfizer, Inc.	Call	USD	31.00	6/24/13	1,920	(27,840)
Vodafone Group Plc — ADR	Call	USD	30.00	6/24/13	950	(123,500)
Weyerhaeuser Co. — REIT	Call	USD	31.00	6/24/13	1,063	(74,410)
Xilinx, Inc.	Call	USD	37.00	6/24/13	950	(151,525)
Celgene Corp.	Call	USD	125.00	7/22/13	200	(75,000)
Crown Castle International Corp.	Call	USD	80.00	7/22/13	180	(24,300)
Microsoft Corp.	Call	USD	32.00	7/22/13	1,452	(262,086)
SanDisk Corp.	Call	USD	55.00	7/22/13	485	(101,365)
Total						$(5,750,357)

•	Over-the-counter options written as of April 30, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Smithfield Foods, Inc.	Morgan Stanley & Co., Inc.	Call	USD	26.82	5/01/13	126,300	$(7)
Transocean Ltd.	Citigroup Global Markets, Inc.	Call	USD	52.00	5/02/13	39,000	(5,578)
Amgen, Inc.	UBS Securities LLC	Call	USD	93.23	5/03/13	32,000	(351,360)
United Rentals, Inc.	Morgan Stanley & Co., Inc.	Call	USD	55.44	5/03/13	88,800	(2,626)
WisdomTree Investments, Inc.	UBS Securities LLC	Call	USD	8.96	5/03/13	76,000	(200,650)
Axiall Corp.	Barclays Bank	Call	USD	62.78	5/06/13	42,000	(85)
Axiall Corp.	Credit Suisse First Boston	Call	USD	57.14	5/06/13	13,500	(1,774)
Eaton Corp. Plc	Deutsche Bank Securities Corp.	Call	USD	60.95	5/06/13	77,800	(54,822)
AIA Group Ltd.	Morgan Stanley & Co., Inc.	Call	HKD	34.11	5/07/13	1,797,000	(150,029)
CSL Ltd.	Citigroup Global Markets, Inc.	Call	AUD	60.33	5/07/13	18,000	(52,387)
Hino Motors Ltd.	Goldman Sachs & Co.	Call	JPY	1,010.63	5/07/13	265,000	(1,294,948)
Becton Dickinson and Co.	Goldman Sachs & Co.	Call	USD	89.36	5/08/13	30,500	(152,013)
Kennedy-Wilson Holdings, Inc.	Barclays Bank	Call	USD	15.82	5/09/13	48,000	(39,349)
WisdomTree Investments, Inc.	Morgan Stanley & Co., Inc.	Call	USD	9.38	5/10/13	94,000	(208,722)
Barclays Plc — ADR	Banc of America Securities	Call	USD	19.99	5/13/13	131,000	(539)
Crown Holdings, Inc.	Goldman Sachs & Co.	Call	USD	41.49	5/13/13	45,000	(58,226)
Afren Plc	Goldman Sachs & Co.	Call	GBP	1.48	5/14/13	949,700	(17,955)
Deutsche Lufthansa AG	Deutsche Bank Securities Corp.	Call	EUR	16.20	5/14/13	192,900	(24,786)
Diageo Plc	Deutsche Bank Securities Corp.	Call	GBP	20.20	5/14/13	151,500	(14,015)
Eurasia Drilling Co. Ltd. — GDR	Morgan Stanley & Co., Inc.	Call	USD	35.70	5/14/13	24,000	(83,283)
ING Groep NV — CVA	JPMorgan Chase Securities	Call	EUR	6.20	5/14/13	765,000	(210,428)
Partners Group Holding AG	Banc of America Securities	Call	CHF	234.73	5/14/13	5,500	(25,960)
Technip SA	Morgan Stanley & Co., Inc.	Call	EUR	85.15	5/14/13	29,000	(9,228)
Unilever Plc	Morgan Stanley & Co., Inc.	Call	GBP	27.92	5/14/13	73,600	(27,935)
Unilever Plc	Morgan Stanley & Co., Inc.	Call	GBP	28.47	5/14/13	73,600	(9,311)
Kennedy-Wilson Holdings, Inc.	Barclays Bank	Call	USD	15.78	5/22/13	48,000	(43,768)
Oasis Petroleum, Inc.	Morgan Stanley & Co., Inc.	Call	USD	38.13	5/22/13	51,000	(16,438)
Crown Castle International Corp.	Deutsche Bank Securities Corp.	Call	USD	75.70	5/24/13	59,500	(128,014)
CSX Corp.	Morgan Stanley & Co., Inc.	Call	USD	24.82	5/24/13	183,000	(58,950)
Lowe’s Cos, Inc.	JPMorgan Chase Securities	Call	USD	37.85	5/24/13	109,000	(116,068)

See Notes to Financial Statements.

54	SEMI-ANNUAL REPORT	APRIL 30, 2013

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

•	Over-the-counter options written as of April 30, 2013 were as follows: (continued)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Afren Plc	Goldman Sachs & Co.	Call	GBP	1.46	5/28/13	406,400	$(11,656)
Aveva Group Plc	Deutsche Bank Securities Corp.	Call	GBP	23.05	5/28/13	24,400	(8,001)
Aveva Group Plc	Morgan Stanley & Co., Inc.	Call	GBP	22.80	5/28/13	44,400	(20,117)
AXA SA	Goldman Sachs & Co.	Call	EUR	14.41	5/28/13	282,200	(99,250)
Babcock International Group Plc	Deutsche Bank Securities Corp.	Call	GBP	11.04	5/28/13	49,300	(7,012)
BG Group Plc	Deutsche Bank Securities Corp.	Call	GBP	11.83	5/28/13	214,300	(24,040)
BG Group Plc	Morgan Stanley & Co., Inc.	Call	GBP	11.65	5/28/13	127,000	(21,458)
Eurasia Drilling Co. Ltd. — GDR	Morgan Stanley & Co., Inc.	Call	USD	37.01	5/28/13	24,000	(62,741)
GAM Holding AG	Goldman Sachs & Co.	Call	CHF	16.15	5/28/13	75,957	(62,294)
National Grid Plc	Deutsche Bank Securities Corp.	Call	GBP	7.51	5/28/13	256,100	(277,457)
Nestle SA	Deutsche Bank Securities Corp.	Call	CHF	68.82	5/28/13	82,000	(19,642)
Partners Group Holding AG	Goldman Sachs & Co.	Call	CHF	237.31	5/28/13	5,500	(20,248)
Roche Holding AG	Goldman Sachs & Co.	Call	CHF	229.07	5/28/13	12,000	(79,631)
Roche Holding AG	Morgan Stanley & Co., Inc.	Call	CHF	215.74	5/28/13	32,600	(598,251)
SABMiller Plc	Citigroup Global Markets, Inc.	Call	GBP	35.10	5/28/13	94,400	(81,835)
Sanofi	Citigroup Global Markets, Inc.	Call	EUR	76.02	5/28/13	47,900	(391,120)
Svenska Cellulosa AB, B Shares	Deutsche Bank Securities Corp.	Call	SEK	157.70	5/28/13	348,100	(623,980)
Tullow Oil Plc	Goldman Sachs & Co.	Call	GBP	12.50	5/28/13	64,800	(188)
Tullow Oil Plc	Morgan Stanley & Co., Inc.	Call	GBP	12.38	5/28/13	220,600	(1,733)
UBS AG	Deutsche Bank Securities Corp.	Call	CHF	15.18	5/28/13	81,000	(127,191)
UBS AG	Deutsche Bank Securities Corp.	Call	CHF	15.27	5/28/13	349,000	(516,194)
Vodafone Group Plc — ADR	Citigroup Global Markets, Inc.	Call	USD	29.39	5/28/13	96,500	(152,211)
BankUnited, Inc.	Goldman Sachs & Co.	Call	USD	25.25	5/29/13	75,000	(37,199)
Becton Dickinson and Co.	UBS Securities LLC	Call	USD	96.55	5/29/13	14,500	(17,290)
Fomento Economico Mexicano SAB de CV — ADR	Goldman Sachs & Co.	Call	USD	125.53	5/29/13	26,500	(5,723)
Bristol-Myers Squibb Co.	Deutsche Bank Securities Corp.	Call	USD	41.29	5/30/13	49,000	(9,891)
Dena Co. Ltd.	Goldman Sachs & Co.	Call	JPY	2,569.54	5/30/13	59,500	(170,087)
Honda Motor Co. Ltd.	Goldman Sachs & Co.	Call	JPY	4,033.60	5/30/13	141,000	(113,044)
ITOCHU Corp.	UBS Securities LLC	Call	JPY	1,254.04	5/30/13	479,900	(106,089)
Jafco Co. Ltd.	Citigroup Global Markets, Inc.	Call	JPY	4,255.98	5/30/13	62,500	(379,719)
Jafco Co. Ltd.	Citigroup Global Markets, Inc.	Call	JPY	5,103.65	5/30/13	11,300	(21,282)
MediaTek, Inc.	JPMorgan Chase Securities	Call	TWD	354.05	5/30/13	308,000	(129,190)
Monsanto Co.	Deutsche Bank Securities Corp.	Call	USD	106.13	5/30/13	61,600	(168,795)
Nabtesco Corp.	Goldman Sachs & Co.	Call	JPY	2,125.92	5/30/13	142,000	(136,775)
ORIX Corp.	Goldman Sachs & Co.	Call	JPY	1,490.09	5/30/13	357,100	(326,084)
Softbank Corp.	UBS Securities LLC	Call	JPY	4,863.31	5/30/13	111,000	(258,833)
Sumitomo Mitsui Financial Group, Inc.	UBS Securities LLC	Call	JPY	4,727.70	5/30/13	104,000	(171,175)
Time Warner, Inc.	Goldman Sachs & Co.	Call	USD	57.02	5/30/13	53,900	(180,511)
Tokio Marine Holdings, Inc.	Goldman Sachs & Co.	Call	JPY	3,310.77	5/30/13	147,800	(76,850)
Toyota Motor Corp.	Goldman Sachs & Co.	Call	JPY	5,606.07	5/30/13	111,300	(245,008)
Yahoo Japan Corp.	Citigroup Global Markets, Inc.	Call	JPY	46,587.34	5/30/13	5,000	(163,173)
AbbVie, Inc.	Goldman Sachs & Co.	Call	USD	40.95	5/31/13	73,600	(375,360)
Arcos Dorados Holdings, Inc., Class A	UBS Securities LLC	Call	USD	12.71	5/31/13	88,000	(89,862)
WisdomTree Investments, Inc.	Morgan Stanley & Co., Inc.	Call	USD	11.03	5/31/13	51,500	(40,269)
Kraft Foods Group, Inc.	Credit Suisse First Boston	Call	USD	51.76	6/03/13	49,500	(31,284)
Transocean Ltd.	Citigroup Global Markets, Inc.	Call	USD	55.00	6/03/13	39,000	(19,989)
Anheuser-Busch InBev NV	Morgan Stanley & Co., Inc.	Call	EUR	78.58	6/04/13	62,400	(29,430)
Aveva Group Plc	Goldman Sachs & Co.	Call	GBP	22.80	6/04/13	11,000	(5,830)
Babcock International Group Plc	Goldman Sachs & Co.	Call	GBP	10.92	6/04/13	49,300	(11,297)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2013	55

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

•	Over-the-counter options written as of April 30, 2013 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
BNP Paribas SA	Goldman Sachs & Co.	Call	EUR	41.10	6/04/13	77,000	$(211,943)
Danone SA	Goldman Sachs & Co.	Call	EUR	55.91	6/04/13	66,600	(177,303)
Eurasia Drilling Co. Ltd. — GDR	UBS Securities LLC	Call	USD	36.22	6/04/13	23,100	(76,826)
Glencore International Plc	Citigroup Global Markets, Inc.	Call	GBP	3.65	6/04/13	600,000	(7,365)
Glencore International Plc	Morgan Stanley & Co., Inc.	Call	GBP	3.32	6/04/13	600,000	(49,023)
LVMH Moet Hennessy Louis Vuitton SA	Citigroup Global Markets, Inc.	Call	EUR	137.63	6/04/13	16,700	(23,316)
National Grid Plc	Deutsche Bank Securities Corp.	Call	GBP	7.51	6/04/13	256,100	(277,751)
Novartis AG	Citigroup Global Markets, Inc.	Call	CHF	67.52	6/04/13	61,600	(136,866)
Novartis AG	Citigroup Global Markets, Inc.	Call	CHF	69.55	6/04/13	19,600	(19,910)
Partners Group Holding AG	Citigroup Global Markets, Inc.	Call	CHF	240.76	6/04/13	6,000	(16,429)
Partners Group Holding AG	Goldman Sachs & Co.	Call	CHF	236.34	6/04/13	5,400	(26,909)
Volkswagen AG, Preference Shares	Goldman Sachs & Co.	Call	EUR	160.70	6/04/13	25,000	(72,824)
BankUnited, Inc.	Goldman Sachs & Co.	Call	USD	25.50	6/05/13	75,000	(34,896)
Kennedy-Wilson Holdings, Inc.	Deutsche Bank Securities Corp.	Call	USD	15.62	6/05/13	49,000	(53,890)
Comcast Corp., Class A	Deutsche Bank Securities Corp.	Call	USD	42.15	6/07/13	136,700	(91,416)
Eurasia Drilling Co. Ltd. — GDR	Morgan Stanley & Co., Inc.	Call	USD	40.34	6/11/13	7,200	(8,125)
GAM Holding AG	UBS Securities LLC	Call	CHF	16.93	6/11/13	29,000	(11,696)
Kennedy-Wilson Holdings, Inc.	Barclays Bank	Call	USD	15.86	6/12/13	73,500	(69,248)
Universal Health Services, Inc., Class B	Goldman Sachs & Co.	Call	USD	61.86	6/12/13	14,500	(81,008)
Aveva Group Plc	Goldman Sachs & Co.	Call	GBP	22.80	6/13/13	11,000	(6,976)
British American Tobacco Plc	Banc of America Securities	Call	GBP	36.16	6/13/13	103,300	(103,541)
Diageo Plc	Deutsche Bank Securities Corp.	Call	GBP	19.92	6/13/13	92,200	(45,467)
Eurasia Drilling Co. Ltd. — GDR	Morgan Stanley & Co., Inc.	Call	USD	37.50	6/13/13	23,000	(59,301)
Valeo SA	Citigroup Global Markets, Inc.	Call	EUR	44.34	6/13/13	53,000	(110,064)
WisdomTree Investments, Inc.	Deutsche Bank Securities Corp.	Call	USD	11.02	6/14/13	132,000	(114,813)
Cabot Oil & Gas Corp.	Credit Suisse First Boston	Call	USD	70.27	6/17/13	65,000	(141,895)
Rowan Cos. Plc, Class A	Goldman Sachs & Co.	Call	USD	31.87	6/18/13	149,100	(265,182)
SAP AG — ADR	Morgan Stanley & Co., Inc.	Call	USD	75.28	6/18/13	71,200	(361,098)
Time Warner, Inc.	Citigroup Global Markets, Inc.	Call	USD	60.20	6/18/13	39,000	(55,797)
Babcock International Group Plc	Banc of America Securities	Call	GBP	10.94	6/19/13	15,700	(4,410)
Eli Lilly & Co.	Morgan Stanley & Co., Inc.	Call	USD	56.06	6/19/13	100,600	(89,936)
Eurasia Drilling Co. Ltd. — GDR	Morgan Stanley & Co., Inc.	Call	USD	40.34	6/19/13	7,200	(9,185)
Kennedy-Wilson Holdings, Inc.	Deutsche Bank Securities Corp.	Call	USD	15.86	6/19/13	73,600	(71,423)
Oasis Petroleum, Inc.	Citigroup Global Markets, Inc.	Call	USD	36.98	6/19/13	51,000	(43,260)
AbbVie, Inc.	Citigroup Global Markets, Inc.	Call	USD	43.36	6/26/13	30,000	(100,659)
Eurasia Drilling Co. Ltd. — GDR	UBS Securities LLC	Call	USD	39.59	6/26/13	22,800	(38,755)
Kraft Foods Group, Inc.	Goldman Sachs & Co.	Call	USD	50.49	7/01/13	47,300	(85,259)
Barclays Plc — ADR	Banc of America Securities	Call	USD	19.00	7/08/13	131,000	(51,991)
Kennedy-Wilson Holdings, Inc.	Citigroup Global Markets, Inc.	Call	USD	16.41	7/08/13	42,000	(29,802)
Universal Health Services, Inc., Class B	Citigroup Global Markets, Inc.	Call	USD	65.37	7/08/13	24,300	(88,278)
Total							$(13,209,379)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

See Notes to Financial Statements.

56	SEMI-ANNUAL REPORT	APRIL 30, 2013

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Argentina	$4,254,888	—	—	$4,254,888
Australia	—	$2,137,039	—	2,137,039
Belgium	—	10,890,468	—	10,890,468
Cayman Islands	9,334,578	—	—	9,334,578
France	5,598,673	46,875,014	—	52,473,687
Germany	10,324,605	13,618,690	—	23,943,295
Hong Kong	—	14,534,896	—	14,534,896
India	—	11,281,842	—	11,281,842
Indonesia	16,426,979	20,903,748	—	37,330,727
Italy	7,921,829	19,095,272	—	27,017,101
Japan	7,631,652	90,757,890	—	98,389,542
Mexico	5,454,059	—	—	5,454,059
Netherlands	—	8,652,209	—	8,652,209
Sweden	—	15,494,553	—	15,494,553
Switzerland	18,043,864	69,635,022	—	87,678,886
Taiwan	3,226,428	6,846,198	—	10,072,626
Thailand	—	8,372,667	—	8,372,667
United Kingdom	46,310,801	100,282,911	—	146,593,712
United States	511,664,812	—	—	511,664,812
Short-Term Securities	20,035,651	—	—	20,035,651
Total	$666,228,819	$439,378,419	—	$1,105,607,238

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(4,925,417)	$(14,034,319)	—	$(18,959,736)
Foreign currency exchange contracts	(94)	—	—	(94)
Total	$(4,925,511)	$(14,034,319)	—	$(18,959,830)

[1]

Derivative financial instruments are foreign currency exchange contracts and options written. Foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument and options written are shown at value.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2013	57

Schedule of Investments (concluded)	BlackRock Global Opportunities Equity Trust (BOE)

Certain of the Trust’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of April 30, 2013, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$2,908,663	—	—	$2,908,663
Foreign currency at value	4,188,164	—	—	4,188,164
Liabilities:
Cash received as collateral for options written	—	$(900,000)	—	(900,000)
Total	$7,996,827	$(900,000)	—	$7,096,827

There were no transfers between levels during the six months ended April 30, 2013.

See Notes to Financial Statements.

58	SEMI-ANNUAL REPORT	APRIL 30, 2013

Schedule of Investments April 30, 2013 (Unaudited)	BlackRock Health Sciences Trust (BME)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Biotechnology — 27.2%
ACADIA Pharmaceuticals Inc. (a)(b)	173,495	$2,236,351
Acorda Therapeutics, Inc. (a)(b)	69,000	2,730,330
Alexion Pharmaceuticals, Inc. (a)(b)	13,260	1,299,480
Alkermes Plc (a)(b)	48,600	1,487,646
Alnylam Pharmaceuticals, Inc. (a)	67,736	1,622,277
Amgen, Inc. (b)	90,700	9,451,847
Biogen Idec, Inc. (a)(b)	12,400	2,714,732
BioMarin Pharmaceutical, Inc. (a)(b)	28,100	1,843,360
Celgene Corp. (a)(b)	76,974	9,088,320
Celldex Therapeutics, Inc. (a)(b)	108,900	1,421,145
Cepheid, Inc. (a)(b)	19,400	739,722
ChemoCentryx, Inc. (a)	5,602	69,633
CSL Ltd.	14,775	965,589
Dyax Corp. (a)	57,584	158,356
Exelixis, Inc. (a)(b)	70,800	367,452
Genmab A/S (a)	11,414	298,262
Gilead Sciences, Inc. (a)(b)	211,621	10,716,486
Infinity Pharmaceuticals, Inc. (a)(b)	61,000	2,628,490
InterMune, Inc. (a)(b)	64,900	605,517
Ironwood Pharmaceuticals, Inc. (a)(b)	68,800	1,046,448
Isis Pharmaceuticals, Inc. (a)(b)	49,450	1,107,186
Momenta Pharmaceuticals, Inc. (a)(b)	39,200	482,944
Onyx Pharmaceuticals, Inc. (a)(b)	20,800	1,971,840
Protalix BioTherapeutics, Inc. (a)(b)	106,500	603,855
Puma Biotechnology, Inc. (a)	31,600	1,016,888
Regeneron Pharmaceuticals, Inc. (a)(b)	10,100	2,172,914
Seattle Genetics, Inc. (a)(b)	107,400	3,968,430
Synageva BioPharma Corp. (a)(b)	25,503	1,318,250
Ultragenyx Pharmaceutical, Inc. (Acquired 12/18/12, cost $384,116) (a)(c)	138,700	384,116
Verastem, Inc. (a)	15,800	155,156
Vertex Pharmaceuticals, Inc. (a)(b)	34,305	2,635,310

		67,308,332
Diversified Consumer Services — 0.8%
Service Corp International	111,100	1,875,368
Food & Staples Retailing — 1.7%
Brazil Pharma SA	159,500	1,003,676
CVS Caremark Corp. (b)	56,100	3,263,898

		4,267,574
Health Care Equipment & Supplies — 14.1%
Baxter International, Inc. (b)	43,000	3,004,410
Becton Dickinson and Co.	30,100	2,838,430
Boston Scientific Corp. (a)(b)	268,000	2,007,320
CareFusion Corp. (a)(b)	80,500	2,691,920
Coloplast A/S, Class B	25,500	1,387,363
The Cooper Cos., Inc. (b)	30,300	3,345,120
Covidien Plc	39,900	2,547,216
DENTSPLY International, Inc. (b)	71,000	3,006,850
Given Imaging Ltd. (a)(b)	26,229	417,828
Medtronic, Inc.	52,700	2,460,036
Sirona Dental Systems, Inc. (a)	47,800	3,515,212
Stryker Corp. (b)	66,000	4,328,280
Teleflex, Inc. (b)	25,200	1,968,876
Thoratec Corp. (a)(b)	38,900	1,408,180

		34,927,041
Health Care Providers & Services — 11.1%
Aetna, Inc. (b)	25,411	1,459,608
AmerisourceBergen Corp. (b)	27,800	1,504,536
Brookdale Senior Living, Inc. (a)(b)	42,700	1,101,233
Capital Senior Living Corp. (a)(b)	51,164	1,241,239
Cardinal Health, Inc.	24,926	1,102,228
Catamaran Corp. (a)(b)	18,000	1,039,140

Common Stocks	Shares	Value
Health Care Providers & Services (concluded)
Cigna Corp. (b)	19,600	$1,296,932
Express Scripts Holding Co. (a)(b)	30,676	1,821,234
HCA Holdings, Inc. (b)	87,200	3,478,408
McKesson Corp. (b)	24,600	2,603,172
Team Health Holdings, Inc. (a)(b)	19,583	730,054
UnitedHealth Group, Inc.	70,834	4,245,082
Universal Health Services, Inc., Class B	87,700	5,839,943

		27,462,809
Health Care Technology — 0.8%
Cerner Corp. (a)(b)	21,200	2,051,524
Industrial Conglomerates — 0.6%
Koninklijke Philips Electronics NV	49,733	1,376,513
Life Sciences Tools & Services — 4.1%
ICON Plc (a)	76,000	2,441,120
Illumina, Inc. (a)(b)	37,700	2,438,813
Life Technologies Corp. (a)	5,200	383,188
Morphosys AG (a)	8,900	404,746
Thermo Fisher Scientific, Inc. (b)	23,600	1,904,048
Waters Corp. (a)(b)	28,215	2,607,066

		10,178,981
Pharmaceuticals — 37.9%
AbbVie, Inc.	151,000	6,953,550
Actavis, Inc. (a)(b)	8,300	877,559
Allergan, Inc. (b)	33,300	3,781,215
Bayer AG	26,400	2,760,028
Bristol-Myers Squibb Co. (b)	207,400	8,237,928
Chugai Pharmaceutical Co. Ltd.	50,800	1,264,783
Eli Lilly & Co. (b)	146,900	8,135,322
Johnson & Johnson (b)	90,970	7,753,373
Merck & Co., Inc. (b)	103,600	4,869,200
Novartis AG	131,600	9,742,030
Ono Pharmaceutical Co. Ltd.	23,400	1,543,298
Pfizer, Inc. (b)	370,900	10,782,063
Roche Holding AG	45,400	11,365,464
Sanofi	73,200	7,914,064
Takeda Pharmaceutical Co. Ltd.	58,800	3,228,224
Teva Pharmaceutical Industries Ltd. — ADR (b)	31,500	1,206,135
Valeant Pharmaceuticals International, Inc. (a)(b)	29,100	2,213,928
Zoetis, Inc. (b)	36,100	1,192,022

		93,820,186
Total Long-Term Investments (Cost — $187,481,776) — 98.3%		243,268,328

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (d)(d)	4,443,975	4,443,975
Total Short-Term Securities (Cost — $4,443,975) — 1.8%		4,443,975
Total Investments Before Options Written (Cost — $191,925,751) — 100.1%		247,712,303

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2013	59

Schedule of Investments (continued)	BlackRock Health Sciences Trust (BME)
(Percentages shown are based on Net Assets)

Options Written	Value
(Premiums Received — $2,264,803) — (1.5)%	$(3,647,998)
Total Investments Net of Options Written — 98.6%	244,064,305
Other Assets Less Liabilities — 1.4%	3,349,816

Net Assets — 100.0%	$247,414,121

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

(c)	Restricted security as to resale. As of April 30, 2013 the Trust held 0.16% of its net assets, with a current market value of $384,116 and an original cost of $384,116, in this security.

(d)	Represents the current yield as of report date.

(d)	Investments in issuers considered to be an affiliate of the Trust during the six months ended April 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2012	Net Activity	Shares/ Beneficial Interest Held at April 30, 2013	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	4,024,895	419,080	4,443,975	$5,012	$44
BlackRock Liquidity Series, LLC Money Market Series	$4,185,923	$(4,185,923)	—	$538	—

•	Foreign currency exchange contracts as of April 30, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	6,000	USD	6,204	RBS Securities, Inc.	5/02/13	$16
USD	52,646	DKK	299,668	Brahman Securities, Inc.	5/02/13	(289)
Total						$(273)

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Exchange-traded options written as of April 30, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Team Health Holdings, Inc.	Call	USD	36.00	5/13/13	110	$(16,241)
ACADIA Pharmaceuticals Inc.	Call	USD	7.00	5/20/13	427	(251,930)
ACADIA Pharmaceuticals Inc.	Call	USD	15.00	5/20/13	110	(2,200)
Acorda Therapeutics, Inc.	Call	USD	31.00	5/20/13	60	(50,100)
Acorda Therapeutics, Inc.	Call	USD	40.00	5/20/13	175	(28,438)
Actavis, Inc.	Call	USD	100.00	5/20/13	26	(18,590)
Aetna, Inc.	Call	USD	55.00	5/20/13	78	(21,723)
Alexion Pharmaceuticals, Inc.	Call	USD	100.00	5/20/13	45	(6,638)
Allergan, Inc.	Call	USD	110.00	5/20/13	165	(78,375)
AmerisourceBergen Corp.	Call	USD	49.00	5/20/13	160	(82,400)
AmerisourceBergen Corp.	Call	USD	55.00	5/20/13	72	(3,240)
Amgen, Inc.	Call	USD	92.50	5/20/13	175	(204,750)
Amgen, Inc.	Call	USD	110.00	5/20/13	100	(4,150)
Baxter International, Inc.	Call	USD	72.50	5/20/13	135	(16,538)
Biogen Idec, Inc.	Call	USD	200.00	5/20/13	21	(41,370)
BioMarin Pharmaceutical, Inc.	Call	USD	65.00	5/20/13	90	(20,025)

See Notes to Financial Statements.

60	SEMI-ANNUAL REPORT	APRIL 30, 2013

Schedule of Investments (continued)	BlackRock Health Sciences Trust (BME)

•	Exchange-traded options written as of April 30, 2013 were as follows: (continued)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Bristol-Myers Squibb Co.	Call	USD	40.00	5/20/13	90	$(4,230)
Bristol-Myers Squibb Co.	Call	USD	41.00	5/20/13	50	(850)
Capital Senior Living Corp.	Call	USD	25.00	5/20/13	168	(8,400)
CareFusion Corp.	Call	USD	34.00	5/20/13	215	(12,363)
Catamaran Corp.	Call	USD	57.50	5/20/13	105	(26,512)
Celldex Therapeutics, Inc.	Call	USD	12.00	5/20/13	100	(13,000)
Celldex Therapeutics, Inc.	Call	USD	13.00	5/20/13	275	(18,563)
Cerner Corp.	Call	USD	95.00	5/20/13	70	(22,050)
Cigna Corp.	Call	USD	62.50	5/20/13	65	(26,812)
The Cooper Cos., Inc.	Call	USD	110.00	5/20/13	95	(16,388)
CVS Caremark Corp.	Call	USD	52.50	5/20/13	160	(90,800)
CVS Caremark Corp.	Call	USD	55.00	5/20/13	24	(8,220)
Eli Lilly & Co.	Call	USD	57.50	5/20/13	750	(9,000)
Express Scripts Holding Co.	Call	USD	60.00	5/20/13	118	(9,558)
Gilead Sciences, Inc.	Call	USD	46.00	5/20/13	123	(62,422)
Given Imaging Ltd.	Call	USD	17.50	5/20/13	80	(800)
HCA Holdings, Inc.	Call	USD	38.00	5/20/13	250	(60,625)
Infinity Pharmaceuticals, Inc.	Call	USD	50.00	5/20/13	150	(6,375)
InterMune, Inc.	Call	USD	10.00	5/20/13	211	(2,216)
Ironwood Pharmaceuticals, Inc.	Call	USD	20.00	5/20/13	165	(825)
Isis Pharmaceuticals, Inc.	Call	USD	19.00	5/20/13	90	(31,500)
Isis Pharmaceuticals, Inc.	Call	USD	21.00	5/20/13	80	(14,800)
Johnson & Johnson	Call	USD	85.00	5/20/13	115	(12,305)
McKesson Corp.	Call	USD	110.00	5/20/13	80	(5,200)
Onyx Pharmaceuticals, Inc.	Call	USD	92.50	5/20/13	67	(35,175)
Pfizer, Inc.	Call	USD	31.00	5/20/13	192	(864)
Protalix BioTherapeutics, Inc.	Call	USD	6.00	5/20/13	350	(3,500)
Regeneron Pharmaceuticals, Inc.	Call	USD	210.00	5/20/13	21	(22,575)
Regeneron Pharmaceuticals, Inc.	Call	USD	220.00	5/20/13	10	(5,750)
Seattle Genetics, Inc.	Call	USD	35.00	5/20/13	370	(98,975)
Thoratec Corp.	Call	USD	37.00	5/20/13	125	(11,562)
Valeant Pharmaceuticals International, Inc.	Call	USD	75.00	5/20/13	95	(36,100)
Vertex Pharmaceuticals, Inc.	Call	USD	55.00	5/20/13	135	(293,625)
Waters Corp.	Call	USD	95.00	5/20/13	117	(6,142)
Boston Scientific Corp.	Call	USD	8.00	5/24/13	595	(4,111)
DENTSPLY International, Inc.	Call	USD	42.50	5/24/13	230	(20,446)
Illumina, Inc.	Call	USD	57.50	5/29/13	125	(95,258)
Ironwood Pharmaceuticals, Inc.	Call	USD	18.00	5/29/13	60	(576)
Teleflex, Inc.	Call	USD	85.75	6/03/13	81	(5,822)
Exelixis, Inc.	Call	USD	5.25	6/06/13	231	(6,011)
Brookdale Senior Living, Inc.	Call	USD	30.00	6/12/13	235	(6,696)
Synageva BioPharma Corp.	Call	USD	55.00	6/13/13	84	(11,790)
Zoetis, Inc.	Call	USD	35.00	6/13/13	172	(7,578)
Alkermes Plc	Call	USD	34.00	6/24/13	155	(7,750)
Biogen Idec, Inc.	Call	USD	220.00	6/24/13	21	(20,265)
CareFusion Corp.	Call	USD	35.00	6/24/13	48	(2,400)
Celgene Corp.	Call	USD	125.00	6/24/13	125	(33,625)
Cepheid, Inc.	Call	USD	40.00	6/24/13	60	(6,150)
Gilead Sciences, Inc.	Call	USD	47.00	6/24/13	116	(56,549)
Gilead Sciences, Inc.	Call	USD	55.00	6/24/13	467	(49,269)
HCA Holdings, Inc.	Call	USD	39.50	6/24/13	40	(8,700)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2013	61

Schedule of Investments (continued)	BlackRock Health Sciences Trust (BME)

•	Exchange-traded options written as of April 30, 2013 were as follows: (concluded)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Infinity Pharmaceuticals, Inc.	Call	USD	50.00	6/24/13	48	$(17,040)
Johnson & Johnson	Call	USD	85.00	6/24/13	115	(17,250)
Merck & Co., Inc.	Call	USD	49.00	6/24/13	102	(4,233)
Momenta Pharmaceuticals, Inc.	Call	USD	15.00	6/24/13	130	(1,950)
Pfizer, Inc.	Call	USD	31.00	6/24/13	247	(3,582)
Pfizer, Inc.	Call	USD	32.00	6/24/13	71	(497)
Stryker Corp.	Call	USD	67.50	6/24/13	245	(19,600)
Teva Pharmaceutical Industries Ltd. — ADR	Call	USD	40.00	6/24/13	102	(3,060)
Thermo Fisher Scientific, Inc.	Call	USD	80.00	6/24/13	184	(51,060)
Celgene Corp.	Call	USD	125.00	7/22/13	125	(46,875)
ACADIA Pharmaceuticals Inc.	Put	USD	11.00	5/20/13	225	(3,938)
Amgen, Inc.	Put	USD	105.00	5/20/13	83	(24,651)
Total						$(2,361,522)

•	Over-the-counter options written as of April 30, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Covidien Plc	Citigroup Global Markets, Inc.	Call	USD	63.65	5/02/13	19,000	$(6,929)
ICON Plc	Goldman Sachs & Co.	Call	USD	32.41	5/06/13	22,100	(6,915)
Sirona Dental Systems, Inc.	UBS Securities LLC	Call	USD	70.99	5/06/13	15,000	(45,262)
CSL Ltd.	Citigroup Global Markets, Inc.	Call	AUD	60.33	5/07/13	4,800	(13,970)
Takeda Pharmaceutical Co. Ltd.	Citigroup Global Markets, Inc.	Call	JPY	4,947.34	5/07/13	8,800	(36,348)
Becton Dickinson and Co.	Goldman Sachs & Co.	Call	USD	89.36	5/08/13	6,000	(29,904)
Brazil Pharma SA	Citigroup Global Markets, Inc.	Call	BRL	15.03	5/08/13	22,700	—
Cardinal Health, Inc.	Morgan Stanley & Co., Inc.	Call	USD	47.12	5/09/13	12,000	(47)
Merck & Co., Inc.	Credit Suisse First Boston	Call	USD	45.13	5/09/13	11,800	(22,707)
Alnylam Pharmaceuticals, Inc.	Barclays Bank	Call	USD	25.54	5/13/13	20,000	(4,270)
Pfizer, Inc.	Credit Suisse First Boston	Call	USD	28.97	5/13/13	5,000	(1,726)
Merck & Co., Inc.	Credit Suisse First Boston	Call	USD	45.13	5/23/13	11,800	(24,968)
Boston Scientific Corp.	UBS Securities LLC	Call	USD	7.51	5/24/13	27,000	(6,115)
Bayer AG	Goldman Sachs & Co.	Call	EUR	77.81	5/28/13	5,800	(21,865)
Bayer AG	Morgan Stanley & Co., Inc.	Call	EUR	80.79	5/28/13	2,700	(4,827)
Coloplast A/S, Class B	Citigroup Global Markets, Inc.	Call	DKK	319.97	5/28/13	8,100	(4,915)
Genmab A/S	Banc of America Securities	Call	DKK	133.35	5/28/13	8,700	(25,300)
Koninklijke Philips Electronics NV	Deutsche Bank Securities Corp.	Call	EUR	23.16	5/28/13	16,300	(2,335)
Morphosys AG	Deutsche Bank Securities Corp.	Call	EUR	31.24	5/28/13	2,900	(13,473)
Roche Holding AG	Morgan Stanley & Co., Inc.	Call	CHF	215.74	5/28/13	13,800	(253,247)
Sanofi	Citigroup Global Markets, Inc.	Call	EUR	76.02	5/28/13	23,300	(190,253)
Becton Dickinson and Co.	UBS Securities LLC	Call	USD	96.55	5/29/13	6,000	(7,154)
Bristol-Myers Squibb Co.	Citigroup Global Markets, Inc.	Call	USD	39.41	5/30/13	49,800	(43,508)
Medtronic, Inc.	JPMorgan Chase Securities	Call	USD	46.85	5/30/13	8,500	(6,111)
Ono Pharmaceutical Co. Ltd.	Citigroup Global Markets, Inc.	Call	JPY	6,355.10	5/30/13	7,600	(16,260)
Takeda Pharmaceutical Co. Ltd.	Citigroup Global Markets, Inc.	Call	JPY	5,438.40	5/30/13	10,000	(13,507)
UnitedHealth Group, Inc.	Goldman Sachs & Co.	Call	USD	64.00	5/30/13	29,600	(5,722)
Pfizer, Inc.	Citigroup Global Markets, Inc.	Call	USD	29.23	5/31/13	37,000	(13,569)
Novartis AG	Citigroup Global Markets, Inc.	Call	CHF	67.52	6/04/13	36,400	(80,875)
Novartis AG	Morgan Stanley & Co., Inc.	Call	CHF	68.23	6/04/13	6,200	(10,545)
Puma Biotechnology, Inc.	Deutsche Bank Securities Corp.	Call	USD	32.80	6/06/13	10,000	(16,289)
Service Corp International	Deutsche Bank Securities Corp.	Call	USD	16.83	6/07/13	34,000	(14,529)
Medtronic, Inc.	JPMorgan Chase Securities	Call	USD	46.85	6/11/13	8,500	(9,429)

See Notes to Financial Statements.

62	SEMI-ANNUAL REPORT	APRIL 30, 2013

Schedule of Investments (continued)	BlackRock Health Sciences Trust (BME)

•	Over-the-counter options written as of April 30, 2013 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Universal Health Services, Inc., Class B	Goldman Sachs & Co.	Call	USD	61.86	6/12/13	28,500	$(159,223)
Brazil Pharma SA	UBS Securities LLC	Call	BRL	13.50	6/17/13	30,000	(2,227)
Chugai Pharmaceutical Co. Ltd.	Citigroup Global Markets, Inc.	Call	JPY	2,542.80	6/17/13	16,600	(13,114)
AbbVie, Inc.	Citigroup Global Markets, Inc.	Call	USD	43.36	6/26/13	47,400	(159,038)
Total							$(1,286,476)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Biotechnology	$65,660,365	$1,263,851	$384,116	$67,308,332
Diversified Consumer Services	1,875,368	—	—	1,875,368
Food & Staples Retailing	4,267,574	—	—	4,267,574
Health Care Equipment & Supplies	34,927,041	—	—	34,927,041
Health Care Providers & Services	27,462,809	—	—	27,462,809
Health Care Technology	2,051,524	—	—	2,051,524
Industrial Conglomerates	—	1,376,513	—	1,376,513
Life Sciences Tools & Services	9,774,235	404,746	—	10,178,981
Pharmaceuticals	56,002,295	37,817,891	—	93,820,186
Short-Term Securities	4,443,975	—	—	4,443,975
Total	$206,465,186	$40,863,001	$384,116	$247,712,303

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2013	63

Schedule of Investments (concluded)	BlackRock Health Sciences Trust (BME)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$16	—	—	$16
Liabilities:
Equity contracts	(2,186,992)	$(1,461,006)	—	(3,647,998)
Foreign currency exchange contracts	(289)	—	—	(289)
Total	$(2,187,265)	$(1,461,006)	—	$(3,648,271)

[1] Derivative financial instruments are foreign currency exchange contracts and options written. Foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument and options written are shown at value.

Certain of the Trust’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of April 30, 2013, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$49,761	—	—	$49,761
Cash pledged as collateral for options written	1,174,951	—	—	1,174,951
Total	$1,224,712	—	—	$1,224,712

Certain of the Trust’s investments that are categorized as Level 3 were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

There were no transfers between levels during the six months ended April 30, 2013.

See Notes to Financial Statements.

64	SEMI-ANNUAL REPORT	APRIL 30, 2013

Schedule of Investments April 30, 2013 (Unaudited)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 0.8%
CSL Ltd.	114,660	$7,493,360
Belgium — 3.2%
Ageas	142,800	5,229,798
Anheuser-Busch InBev NV	143,046	13,742,516
KBC Groep NV	304,646	11,924,136

		30,896,450
Canada — 0.4%
Gildan Activewear, Inc. (a)	88,000	3,538,518
Cayman Islands — 1.0%
Eurasia Drilling Co. Ltd. — GDR	240,101	9,387,949
China — 0.2%
Tencent Holdings Ltd.	56,900	1,962,951
Finland — 1.0%
Konecranes OYJ	251,800	9,157,323
France — 6.3%
Publicis Groupe SA	108,500	7,547,404
Rexel SA	448,576	9,868,518
Safran SA	103,200	5,068,057
Sanofi	265,800	28,737,134
Technip SA	43,100	4,622,921
Valeo SA	80,800	4,692,663

		60,536,697
Germany — 7.0%
Bayer AG	134,000	14,009,235
Brenntag AG	27,600	4,705,227
Deutsche Lufthansa AG	277,300	5,552,211
Deutsche Wohnen AG	525,000	9,258,711
KUKA AG (b)	112,200	5,068,231
LEG Immobilien AG (b)	95,700	5,268,144
Linde AG	26,300	4,979,738
SAP AG	55,600	4,432,542
SAP AG — ADR (a)	110,100	8,791,485
Volkswagen AG, Preference Shares	24,900	5,056,657

		67,122,181
Hong Kong — 5.1%
AIA Group Ltd.	3,588,000	15,961,072
Cheung Kong Holdings Ltd.	505,000	7,621,315
Jardine Matheson Holdings Ltd.	107,600	6,986,468
Melco Crown Entertainment Ltd. — ADR (a)(b)	344,200	8,470,762
Wharf Holdings Ltd.	1,103,600	9,857,467

		48,897,084
India — 0.6%
Jubilant Foodworks Ltd. (b)	280,533	5,783,401
Indonesia — 2.4%
Global Mediacom Tbk PT	16,672,000	3,734,523
Indofood Sukses Makmur Tbk PT	8,482,300	6,420,242
Matahari Department Store Tbk PT (b)	7,734,100	9,625,365
Tower Bersama Infrastructure Tbk PT (b)	5,636,700	3,278,542

		23,058,672
Ireland — 3.0%
Accenture Plc, Class A (a)	79,600	6,482,624
Bank of Ireland (b)	16,364,200	3,645,799
DCC Plc	413,689	15,134,403
Kingspan Group Plc	251,913	3,045,203

		28,308,029
Italy — 3.5%
Banca Generali SpA	465,700	9,598,205
Eni SpA (a)	800,500	19,105,061

Common Stocks	Shares	Value
Italy (concluded)
Telecom Italia SpA (a)	5,840,100	$4,960,589
Telecom Italia SpA — ADR (a)	13,517	112,732

		33,776,587
Japan — 12.2%
Honda Motor Co. Ltd.	382,000	15,242,741
Hulic Co. Ltd.	491,500	5,465,996
ITOCHU Corp.	704,600	8,736,651
JGC Corp.	208,000	6,163,324
Kenedix Realty Investment Corp. — REIT	969	4,545,758
Kubota Corp.	345,800	4,966,975
Nabtesco Corp.	246,400	5,437,404
ORIX Corp. (b)	1,241,600	19,051,494
Softbank Corp.	148,700	7,374,618
Sumitomo Mitsui Financial Group, Inc.	245,200	11,589,956
Tokio Marine Holdings, Inc.	217,200	6,902,547
Toyota Motor Corp.	232,100	13,470,586
Yahoo Japan Corp.	15,683	7,842,707

		116,790,757
Malaysia — 0.4%
Astro Malaysia Holdings Bhd	4,030,800	3,910,789
Mexico — 1.0%
Fomento Economico Mexicano SAB de CV — ADR (a)	85,700	9,717,523
Netherlands — 4.4%
Aalberts Industries NV	226,752	5,081,039
ASML Holding NV	104,732	7,793,414
European Aeronautic Defence and Space Co. NV	270,300	14,280,403
ING Groep NV (b)	620,500	5,111,583
Ziggo NV	261,600	9,355,085

		41,621,524
Spain — 0.4%
Duro Felguera SA	583,500	4,155,408
Sweden — 1.5%
Svenska Cellulosa AB, B Shares	555,440	14,468,568
Switzerland — 18.8%
GAM Holding AG	443,044	7,835,200
Glencore International Plc	3,345,600	16,471,534
Holcim Ltd.	89,479	6,979,810
Nestle SA	288,400	20,566,527
Novartis AG	294,600	21,808,527
Partners Group Holding AG	33,600	8,620,581
Roche Holding AG	174,700	43,734,508
Swiss Re AG	229,688	18,278,936
Syngenta AG	48,400	20,691,939
Transocean Ltd. (b)	163,600	8,420,492
UBS AG	321,300	5,731,485

		179,139,539
Taiwan — 0.8%
MediaTek, Inc.	611,000	7,456,376
Thailand — 0.9%
Bangkok Bank PCL — NVDR	611,100	4,715,702
Charoen Pokphand Foods PCL	3,221,600	3,485,036

		8,200,738
United Kingdom — 23.5%
Aberdeen Asset Management Plc	1,706,987	11,915,295
APR Energy Plc	822,449	10,588,938
Aveva Group Plc	135,056	4,661,947
Babcock International Group Plc	585,500	9,742,754

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2013	65

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United Kingdom (concluded)
Barclays Plc — ADR (a)	1,168,200	$21,004,236
BG Group Plc	522,500	8,820,500
British American Tobacco Plc	268,000	14,856,648
Crest Nicholson Holdings Plc (b)	2,869,300	14,217,915
Diageo Plc	607,600	18,554,641
Domino’s Pizza Group Plc	491,000	4,969,683
DS Smith Plc	1,955,549	7,086,841
esure Group Plc (b)	2,937,687	13,564,277
Hargreaves Lansdown Plc	430,677	6,558,977
HSBC Holdings Plc	606,600	6,643,477
Inchcape Plc	622,520	4,852,992
Intertek Group Plc	233,000	11,986,615
Jardine Lloyd Thompson Group Plc	360,900	4,758,718
Perform Group Plc (b)	793,444	6,393,847
Rexam Plc	1,015,150	8,151,102
Rotork Plc	227,762	10,304,245
SABMiller Plc	145,800	7,866,967
Travis Perkins Plc	213,500	4,763,774
Tullow Oil Plc	187,600	2,924,258
Unilever Plc	218,700	9,475,556

		224,664,203

Common Stocks	Shares	Value
United States — 0.8%
Sirona Dental Systems, Inc. (a)(b)	96,600	$7,103,963
Total Long-Term Investments (Cost — $836,661,912) — 99.2%		947,148,590

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (c)(d)	15,189,301	15,189,301
Total Short-Term Securities (Cost — $15,189,301) — 1.6%		15,189,301
Total Investments Before Options Written (Cost — $851,851,213) — 100.8%		962,337,891

Options Written
(Premiums Received — $11,758,694) — (1.8)%		(17,250,586)
Total Investments Net of Options Written — 99.0%		945,087,305
Other Assets Less Liabilities — 1.0%		9,777,074

Net Assets — 100.0%		$954,864,379

Notes to Schedule of Investments

(a)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

(d)	Investments in issuers considered to be an affiliate of the Trust during the six months ended April 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2012	Net Activity	Shares Held at April 30, 2013	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	11,164,990	4,024,311	15,189,301	$6,767	$108

•	Foreign currency exchange contracts as of April 30, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	248,000	USD	385,318	RBS Securities Inc.	5/01/13	$(87)
EUR	3,306,000	USD	4,343,337	Credit Suisse First Boston	5/02/13	10,501
GBP	607,000	USD	941,427	Goldman Sachs & co.	5/02/13	1,457
Total						$11,871

See Notes to Financial Statements.

66	SEMI-ANNUAL REPORT	APRIL 30, 2013

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)

•	Exchange-traded options written as of April 30, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Barclays Plc — ADR	Call	USD	20.25	5/13/13	650	$(709)
Telecom Italia SpA — ADR	Call	USD	8.40	5/13/13	135	(3,508)
Eni SpA	Call	EUR	18.50	5/17/13	523	(66,731)
Telecom Italia SpA	Call	EUR	0.66	5/17/13	880	(32,582)
Telecom Italia SpA	Call	EUR	0.68	5/17/13	880	(24,151)
Accenture Plc, Class A	Call	USD	80.00	5/20/13	450	(96,750)
Barclays Plc — ADR	Call	USD	18.00	5/20/13	675	(25,312)
Barclays Plc — ADR	Call	USD	19.00	5/20/13	740	(5,550)
Melco Crown Entertainment Ltd. — ADR	Call	USD	22.00	5/20/13	1,045	(292,600)
Sirona Dental Systems, Inc.	Call	USD	75.00	5/20/13	165	(28,875)
Telecom Italia SpA	Call	EUR	0.70	6/21/13	58	(2,122)
Barclays Plc — ADR	Call	USD	18.00	6/24/13	675	(50,625)
Barclays Plc — ADR	Call	USD	19.00	6/24/13	500	(17,500)
Gildan Activewear, Inc.	Call	CAD	42.00	6/24/13	485	(51,030)
Melco Crown Entertainment Ltd. — ADR	Call	USD	24.00	6/24/13	848	(152,640)
Total						$(850,685)

•	Over-the-counter options written as of April 30, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Transocean Ltd.	Citigroup Global Markets, Inc.	Call	USD	52.00	5/02/13	46,100	$(6,594)
Sirona Dental Systems, Inc.	UBS Securities LLC	Call	USD	70.99	5/06/13	37,800	(114,060)
AIA Group Ltd.	Morgan Stanley & Co., Inc.	Call	HKD	34.11	5/07/13	2,919,600	(243,754)
CSL Ltd.	Citigroup Global Markets, Inc.	Call	AUD	60.33	5/07/13	55,000	(160,072)
Hulic Co. Ltd.	JPMorgan Chase Securities	Call	JPY	768.75	5/07/13	491,500	(1,579,346)
Jardine Matheson Holdings Ltd.	UBS Securities LLC	Call	USD	69.26	5/07/13	60,800	(1,703)
JGC Corp.	Banc of America Securities	Call	JPY	2,505.12	5/07/13	56,000	(218,221)
JGC Corp.	UBS Securities LLC	Call	JPY	2,604.35	5/07/13	103,000	(296,892)
Kubota Corp.	UBS Securities LLC	Call	JPY	1,173.97	5/07/13	345,000	(789,311)
Nabtesco Corp.	Goldman Sachs & Co.	Call	JPY	1,772.19	5/07/13	139,000	(538,704)
Barclays Plc — ADR	Banc of America Securities	Call	USD	19.99	5/13/13	159,000	(654)
Babcock International Group Plc	Deutsche Bank Securities Corp.	Call	GBP	10.93	5/14/13	84,000	(9,234)
Bank of Ireland	JPMorgan Chase Securities	Call	EUR	0.17	5/14/13	9,000,000	(77,165)
Deutsche Lufthansa AG	Deutsche Bank Securities Corp.	Call	EUR	16.20	5/14/13	252,900	(32,495)
Deutsche Wohnen AG	Citigroup Global Markets, Inc.	Call	EUR	14.39	5/14/13	52,700	(1,502)
Diageo Plc	Deutsche Bank Securities Corp.	Call	GBP	20.20	5/14/13	263,000	(24,329)
DS Smith Plc	Morgan Stanley & Co., Inc.	Call	GBP	2.37	5/14/13	362,700	(23,493)
Duro Felguera SA	Goldman Sachs & Co.	Call	EUR	5.43	5/14/13	55,000	(4,546)
Eurasia Drilling Co. Ltd. — GDR	Morgan Stanley & Co., Inc.	Call	USD	35.70	5/14/13	20,800	(72,179)
Hargreaves Lansdown Plc	Goldman Sachs & Co.	Call	GBP	8.79	5/14/13	242,800	(384,322)
Inchcape Plc	Goldman Sachs & Co.	Call	GBP	5.23	5/14/13	127,200	(3,861)
ING Groep NV	JPMorgan Chase Securities	Call	EUR	5.95	5/14/13	340,000	(165,584)
Intertek Group Plc	Morgan Stanley & Co., Inc.	Call	GBP	34.68	5/14/13	59,100	(4,258)
Jardine Lloyd Thompson Group Plc	Morgan Stanley & Co., Inc.	Call	GBP	8.59	5/14/13	30,000	(3,210)
Konecranes OYJ	Morgan Stanley & Co., Inc.	Call	EUR	26.99	5/14/13	70,200	(91,780)
Linde AG	Deutsche Bank Securities Corp.	Call	EUR	134.59	5/14/13	14,800	(182,193)
Partners Group Holding AG	Banc of America Securities	Call	CHF	234.73	5/14/13	4,800	(22,656)
Publicis Groupe SA	Morgan Stanley & Co., Inc.	Call	EUR	52.63	5/14/13	61,100	(79,931)
Rexam Plc	Citigroup Global Markets, Inc.	Call	GBP	5.32	5/14/13	420,000	(19,277)
Rotork Plc	Goldman Sachs & Co.	Call	GBP	29.34	5/14/13	30,900	(21,473)
Technip SA	Morgan Stanley & Co., Inc.	Call	EUR	85.15	5/14/13	24,400	(7,764)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2013	67

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)

•	Over-the-counter options written as of April 30, 2013 were as follows: (continued)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Unilever Plc	Morgan Stanley & Co., Inc.	Call	GBP	28.47	5/14/13	78,500	$(9,931)
Ageas	Deutsche Bank Securities Corp.	Call	EUR	27.42	5/28/13	38,600	(60,934)
Ageas	UBS Securities LLC	Call	EUR	26.75	5/28/13	42,000	(81,082)
ASML Holding NV	Morgan Stanley & Co., Inc.	Call	EUR	54.34	5/28/13	78,400	(321,756)
Aveva Group Plc	Deutsche Bank Securities Corp.	Call	GBP	23.05	5/28/13	14,600	(4,787)
Aveva Group Plc	Morgan Stanley & Co., Inc.	Call	GBP	22.80	5/28/13	9,600	(4,350)
Babcock International Group Plc	Deutsche Bank Securities Corp.	Call	GBP	11.04	5/28/13	40,100	(5,704)
Bayer AG	UBS Securities LLC	Call	EUR	80.73	5/28/13	50,000	(88,991)
Bayer AG	UBS Securities LLC	Call	EUR	82.44	5/28/13	23,700	(23,515)
BG Group Plc	Morgan Stanley & Co., Inc.	Call	GBP	11.65	5/28/13	297,900	(50,332)
Deutsche Wohnen AG	Citigroup Global Markets, Inc.	Call	EUR	13.89	5/28/13	59,000	(13,380)
Domino’s Pizza Group Plc	Morgan Stanley & Co., Inc.	Call	GBP	6.45	5/28/13	135,000	(48,375)
DS Smith Plc	Morgan Stanley & Co., Inc.	Call	GBP	2.37	5/28/13	362,700	(32,293)
DS Smith Plc	Morgan Stanley & Co., Inc.	Call	GBP	2.38	5/28/13	350,200	(28,912)
Duro Felguera SA	Citigroup Global Markets, Inc.	Call	EUR	5.43	5/28/13	60,000	(6,700)
Eurasia Drilling Co. Ltd. — GDR	Morgan Stanley & Co., Inc.	Call	USD	37.01	5/28/13	20,800	(54,375)
GAM Holding AG	Citigroup Global Markets, Inc.	Call	CHF	16.89	5/28/13	56,300	(18,555)
GAM Holding AG	Goldman Sachs & Co.	Call	CHF	16.15	5/28/13	94,043	(77,127)
Holcim Ltd.	Goldman Sachs & Co.	Call	CHF	76.22	5/28/13	87,100	(53,899)
Inchcape Plc	Citigroup Global Markets, Inc.	Call	GBP	5.13	5/28/13	111,900	(11,772)
Inchcape Plc	Citigroup Global Markets, Inc.	Call	GBP	5.23	5/28/13	111,900	(6,898)
Jardine Lloyd Thompson Group Plc	Morgan Stanley & Co., Inc.	Call	GBP	8.24	5/28/13	30,000	(14,258)
Nestle SA	Deutsche Bank Securities Corp.	Call	CHF	68.82	5/28/13	162,700	(38,973)
Partners Group Holding AG	Goldman Sachs & Co.	Call	CHF	237.31	5/28/13	4,800	(17,671)
Rexam Plc	Morgan Stanley & Co., Inc.	Call	GBP	5.30	5/28/13	269,000	(26,650)
Rexel SA	Deutsche Bank Securities Corp.	Call	EUR	17.87	5/28/13	126,500	(15,107)
Roche Holding AG	Deutsche Bank Securities Corp.	Call	CHF	233.41	5/28/13	8,400	(35,815)
Roche Holding AG	Morgan Stanley & Co., Inc.	Call	CHF	215.74	5/28/13	57,400	(1,053,361)
Roche Holding AG	Morgan Stanley & Co., Inc.	Call	CHF	221.39	5/28/13	9,200	(118,407)
Rotork Plc	Morgan Stanley & Co., Inc.	Call	GBP	29.49	5/28/13	34,000	(29,980)
SABMiller Plc	Citigroup Global Markets, Inc.	Call	GBP	35.10	5/28/13	83,000	(71,952)
Sanofi	Citigroup Global Markets, Inc.	Call	EUR	76.02	5/28/13	70,400	(574,840)
Sanofi	Citigroup Global Markets, Inc.	Call	EUR	79.40	5/28/13	27,300	(120,606)
Sanofi	Citigroup Global Markets, Inc.	Call	EUR	79.58	5/28/13	31,000	(131,854)
Sanofi	Citigroup Global Markets, Inc.	Call	EUR	82.37	5/28/13	17,400	(36,037)
Svenska Cellulosa AB, B Shares	Deutsche Bank Securities Corp.	Call	SEK	157.70	5/28/13	313,300	(561,600)
Swiss Re AG	Banc of America Securities	Call	CHF	75.62	5/28/13	10,974	(11,296)
Swiss Re AG	Goldman Sachs & Co.	Call	CHF	73.68	5/28/13	122,404	(242,433)
Syngenta AG	Deutsche Bank Securities Corp.	Call	CHF	418.62	5/28/13	27,300	(43,924)
Travis Perkins Plc	Goldman Sachs & Co.	Call	GBP	14.98	5/28/13	58,700	(11,515)
Tullow Oil Plc	Morgan Stanley & Co., Inc.	Call	GBP	12.38	5/28/13	187,000	(1,469)
UBS AG	Deutsche Bank Securities Corp.	Call	CHF	15.27	5/28/13	321,300	(475,224)
Fomento Economico Mexicano SAB de CV — ADR	Goldman Sachs & Co.	Call	USD	125.53	5/29/13	29,500	(6,371)
Cheung Kong Holdings Ltd.	JPMorgan Chase Securities	Call	HKD	115.52	5/30/13	278,000	(109,931)
Honda Motor Co. Ltd.	Goldman Sachs & Co.	Call	JPY	4,033.60	5/30/13	210,100	(168,442)
ITOCHU Corp.	UBS Securities LLC	Call	JPY	1,254.04	5/30/13	387,500	(85,663)
MediaTek, Inc.	JPMorgan Chase Securities	Call	TWD	354.05	5/30/13	336,000	(140,935)
ORIX Corp.	Goldman Sachs & Co.	Call	JPY	1,490.09	5/30/13	682,900	(623,586)
Softbank Corp.	UBS Securities LLC	Call	JPY	4,863.31	5/30/13	129,900	(302,905)
Sumitomo Mitsui Financial Group, Inc.	UBS Securities LLC	Call	JPY	4,727.70	5/30/13	134,900	(222,034)

See Notes to Financial Statements.

68	SEMI-ANNUAL REPORT	APRIL 30, 2013

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)

• Over-the-counter options written as of April 30, 2013 were as follows: (continued)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Tokio Marine Holdings, Inc.	Goldman Sachs & Co.	Call	JPY	3,310.77	5/30/13	119,500	$(62,139)
Toyota Motor Corp.	Goldman Sachs & Co.	Call	JPY	5,606.07	5/30/13	127,700	(281,110)
Wharf Holdings Ltd.	Citigroup Global Markets, Inc.	Call	HKD	68.48	5/30/13	607,000	(185,568)
Yahoo Japan Corp.	Citigroup Global Markets, Inc.	Call	JPY	46,587.34	5/30/13	8,600	(280,658)
Transocean Ltd.	Citigroup Global Markets, Inc.	Call	USD	55.00	6/03/13	46,100	(23,628)
Aalberts Industries NV	Banc of America Securities	Call	EUR	17.47	6/04/13	23,500	(6,466)
Aberdeen Asset Management Plc	Goldman Sachs & Co.	Call	GBP	4.36	6/04/13	407,200	(145,463)
Anheuser-Busch InBev NV	Citigroup Global Markets, Inc.	Call	EUR	74.74	6/04/13	24,400	(41,474)
Anheuser-Busch InBev NV	Morgan Stanley & Co., Inc.	Call	EUR	78.58	6/04/13	54,300	(25,610)
Aveva Group Plc	Goldman Sachs & Co.	Call	GBP	22.80	6/04/13	8,700	(4,611)
Babcock International Group Plc	Goldman Sachs & Co.	Call	GBP	10.92	6/04/13	32,000	(7,332)
Deutsche Wohnen AG	Goldman Sachs & Co.	Call	EUR	14.79	6/04/13	59,000	(2,403)
Domino’s Pizza Group Plc	Morgan Stanley & Co., Inc.	Call	GBP	6.51	6/04/13	135,000	(46,980)
Duro Felguera SA	Goldman Sachs & Co.	Call	EUR	5.38	6/04/13	60,000	(9,163)
Eurasia Drilling Co. Ltd. — GDR	UBS Securities LLC	Call	USD	36.22	6/04/13	20,100	(66,849)
GAM Holding AG	Citigroup Global Markets, Inc.	Call	CHF	16.89	6/04/13	56,300	(21,212)
Glencore International Plc	Citigroup Global Markets, Inc.	Call	GBP	3.65	6/04/13	1,102,600	(13,535)
Glencore International Plc	Morgan Stanley & Co., Inc.	Call	GBP	3.32	6/04/13	737,500	(60,258)
HSBC Holdings Plc	Goldman Sachs & Co.	Call	GBP	7.16	6/04/13	345,500	(54,153)
Intertek Group Plc	Morgan Stanley & Co., Inc.	Call	GBP	34.86	6/04/13	73,600	(16,450)
Jardine Lloyd Thompson Group Plc	Morgan Stanley & Co., Inc.	Call	GBP	8.59	6/04/13	30,000	(5,952)
KBC Groep NV	Citigroup Global Markets, Inc.	Call	EUR	27.28	6/04/13	167,600	(573,529)
Konecranes OYJ	Goldman Sachs & Co.	Call	EUR	28.44	6/04/13	33,300	(28,420)
Konecranes OYJ	Morgan Stanley & Co., Inc.	Call	EUR	27.21	6/04/13	35,000	(53,815)
Novartis AG	Citigroup Global Markets, Inc.	Call	CHF	67.52	6/04/13	96,600	(214,631)
Novartis AG	Citigroup Global Markets, Inc.	Call	CHF	69.55	6/04/13	33,600	(34,131)
Novartis AG	Morgan Stanley & Co., Inc.	Call	CHF	68.23	6/04/13	31,900	(54,256)
Partners Group Holding AG	Citigroup Global Markets, Inc.	Call	CHF	240.76	6/04/13	4,200	(11,501)
Partners Group Holding AG	Goldman Sachs & Co.	Call	CHF	236.34	6/04/13	4,700	(23,421)
Rexam Plc	Morgan Stanley & Co., Inc.	Call	GBP	5.30	6/04/13	269,000	(29,843)
Rexel SA	Deutsche Bank Securities Corp.	Call	EUR	17.87	6/04/13	126,500	(20,153)
Roche Holding AG	Goldman Sachs & Co.	Call	CHF	232.16	6/04/13	21,100	(110,252)
Safran SA	Citigroup Global Markets, Inc.	Call	EUR	36.55	6/04/13	56,700	(109,416)
SAP AG	Goldman Sachs & Co.	Call	EUR	63.62	6/04/13	31,500	(18,398)
Volkswagen AG, Preference Shares	Goldman Sachs & Co.	Call	EUR	160.70	6/04/13	21,300	(62,046)
Ziggo NV	Banc of America Securities	Call	EUR	27.87	6/04/13	35,300	(20,045)
Ziggo NV	Deutsche Bank Securities Corp.	Call	EUR	28.90	6/04/13	108,600	(85,418)
Fomento Economico Mexicano SAB de CV — ADR	Deutsche Bank Securities Corp.	Call	USD	123.98	6/10/13	17,500	(5,478)
Aalberts Industries NV	Banc of America Securities	Call	EUR	17.47	6/11/13	23,500	(7,440)
Aalberts Industries NV	UBS Securities LLC	Call	EUR	17.52	6/11/13	27,100	(7,955)
Aveva Group Plc	Banc of America Securities	Call	GBP	22.73	6/11/13	17,300	(11,183)
Duro Felguera SA	Goldman Sachs & Co.	Call	EUR	5.39	6/11/13	43,000	(6,879)
Eurasia Drilling Co. Ltd. — GDR	Morgan Stanley & Co., Inc.	Call	USD	40.34	6/11/13	16,500	(18,620)
GAM Holding AG	UBS Securities LLC	Call	CHF	16.93	6/11/13	37,000	(14,923)
KUKA AG	Goldman Sachs & Co.	Call	EUR	33.15	6/11/13	30,900	(107,428)
Travis Perkins Plc	Goldman Sachs & Co.	Call	GBP	14.98	6/11/13	58,700	(17,650)
Aberdeen Asset Management Plc	Banc of America Securities	Call	GBP	4.23	6/13/13	531,700	(272,155)
Aveva Group Plc	Goldman Sachs & Co.	Call	GBP	22.80	6/13/13	8,700	(5,518)
Babcock International Group Plc	Morgan Stanley & Co., Inc.	Call	GBP	10.44	6/13/13	77,500	(49,381)
British American Tobacco Plc	Banc of America Securities	Call	GBP	36.16	6/13/13	147,400	(147,744)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2013	69

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)

•	Over-the-counter options written as of April 30, 2013 were as follows: (concluded)

Description	Counterparty	Put/ Call		Strike Price	Expiration Date	Contracts	Market Value
Deutsche Wohnen AG	Goldman Sachs & Co.	Call	EUR	13.79	6/13/13	59,000	$(19,275)
Diageo Plc	Goldman Sachs & Co.	Call	GBP	20.05	6/13/13	71,200	(29,694)
Eurasia Drilling Co. Ltd. — GDR	Morgan Stanley & Co., Inc.	Call	USD	37.50	6/13/13	20,000	(51,566)
European Aeronautic Defence and Space Co. NV	Goldman Sachs & Co.	Call	EUR	39.25	6/13/13	101,000	(273,607)
European Aeronautic Defence and Space Co. NV	Morgan Stanley & Co., Inc.	Call	EUR	39.23	6/13/13	24,200	(64,347)
Jardine Lloyd Thompson Group Plc	Morgan Stanley & Co., Inc.	Call	GBP	8.46	6/13/13	40,000	(12,715)
Rotork Plc	Morgan Stanley & Co., Inc.	Call	GBP	29.65	6/13/13	29,700	(32,170)
Unilever Plc	Citigroup Global Markets, Inc.	Call	GBP	27.86	6/13/13	41,800	(32,939)
Valeo SA	Citigroup Global Markets, Inc.	Call	EUR	44.34	6/13/13	45,000	(93,451)
SAP AG — ADR	Morgan Stanley & Co., Inc.	Call	USD	75.28	6/18/13	60,500	(306,832)
Aalberts Industries NV	UBS Securities LLC	Call	EUR	17.52	6/19/13	27,100	(9,298)
Aveva Group Plc	Banc of America Securities	Call	GBP	20.89	6/19/13	15,400	(36,400)
Babcock International Group Plc	Banc of America Securities	Call	GBP	10.94	6/19/13	88,500	(24,858)
Duro Felguera SA	Citigroup Global Markets, Inc.	Call	EUR	5.40	6/19/13	60,000	(10,050)
Eurasia Drilling Co. Ltd. — GDR	Morgan Stanley & Co., Inc.	Call	USD	40.34	6/19/13	16,500	(21,048)
Jardine Lloyd Thompson Group Plc	Morgan Stanley & Co., Inc.	Call	GBP	8.47	6/19/13	40,000	(12,816)
KUKA AG	Goldman Sachs & Co.	Call	EUR	33.15	6/19/13	30,900	(112,740)
Rotork Plc	Goldman Sachs & Co.	Call	GBP	27.73	6/19/13	23,200	(65,172)
Aalberts Industries NV	Banc of America Securities	Call	EUR	17.47	6/26/13	23,500	(9,225)
Brenntag AG	Deutsche Bank Securities Corp.	Call	EUR	128.27	6/26/13	7,000	(40,997)
Brenntag AG	Goldman Sachs & Co.	Call	EUR	127.72	6/26/13	8,200	(51,340)
Deutsche Wohnen AG	Goldman Sachs & Co.	Call	EUR	13.62	6/26/13	59,000	(28,216)
Duro Felguera SA	Goldman Sachs & Co.	Call	EUR	5.35	6/26/13	43,000	(8,922)
Eurasia Drilling Co. Ltd. — GDR	UBS Securities LLC	Call	USD	39.59	6/26/13	17,300	(29,406)
Barclays Plc — ADR	Banc of America Securities	Call	USD	19.00	7/08/13	159,000	(63,104)
Total							$(16,399,901)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

70	SEMI-ANNUAL REPORT	APRIL 30, 2013

Schedule of Investments (concluded)	BlackRock International Growth and Income Trust (BGY)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	—	$7,493,360	—	$7,493,360
Belgium	—	30,896,450	—	30,896,450
Canada	$3,538,518	—	—	3,538,518
Cayman Islands	9,387,949	—	—	9,387,949
China	—	1,962,951	—	1,962,951
Finland	—	9,157,323	—	9,157,323
France	27,176,642	33,360,055	—	60,536,697
Germany	23,833,087	43,289,094	—	67,122,181
Hong Kong	15,457,230	33,439,854	—	48,897,084
India	—	5,783,401	—	5,783,401
Indonesia	9,625,365	13,433,307	—	23,058,672
Ireland	6,482,624	21,825,405	—	28,308,029
Italy	9,710,937	24,065,650	—	33,776,587
Japan	7,842,707	108,948,050	—	116,790,757
Malaysia	—	3,910,789	—	3,910,789
Mexico	9,717,523	—	—	9,717,523
Netherlands	5,081,039	36,540,485	—	41,621,524
Spain	—	4,155,408	—	4,155,408
Sweden	—	14,468,568	—	14,468,568
Switzerland	24,892,026	154,247,513	—	179,139,539
Taiwan	—	7,456,376	—	7,456,376
Thailand	3,485,036	4,715,702	—	8,200,738
United Kingdom	55,873,269	168,790,934	—	224,664,203
United States	7,103,963	—	—	7,103,963
Short-Term Securities	15,189,301	—	—	15,189,301
Total	$234,397,216	$727,940,675	—	$962,337,891

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$11,958	—	—	$11,958
Liabilities:
Equity contracts	(720,882)	$(16,529,704)	—	(17,250,586)
Foreign currency exchange contracts	(87)	—	—	(87)
Total	$(709,011)	$(17,321,131)	—	$(18,030,142)

[1]    Derivative financial instruments are foreign currency exchange contracts and options written. Foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument and options written are shown at value.

Certain of the Trust’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of April 30, 2013, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$4,011,467	—	—	$4,011,467
Foreign currency at value	1,835,803	—	—	1,835,803
Cash pledged as collateral for options written	726,000	—	—	726,000
Liabilities:
Cash received as collateral for options written	—	$(50,000)	—	(50,000)
Total	$6,573,270	$(50,000)	—	$6,523,270

There were no transfers between levels during the six months ended April 30, 2013.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2013	71

Schedule of Investments April 30, 2013 (Unaudited)	BlackRock Real Asset Equity Trust (BCF)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Chemicals — 14.3%
Agrium, Inc.	68,900	$6,316,063
Air Products & Chemicals, Inc. (a)	93,700	8,148,152
Celanese Corp. (a)	92,800	4,585,248
The Dow Chemical Co.	165,525	5,612,953
EI du Pont de Nemours & Co. (a)	370,800	20,212,308
Monsanto Co.	66,000	7,050,120
The Mosaic Co. (a)	19,000	1,170,210
Olin Corp.	172,700	4,174,159
Potash Corp of Saskatchewan, Inc. (a)	181,000	7,620,100
Praxair, Inc.	163,200	18,653,760

		83,543,073
Energy Equipment & Services — 5.3%
Atwood Oceanics, Inc. (b)	27,000	1,324,350
Core Laboratories NV	27,600	3,995,928
Halliburton Co. (a)	151,400	6,475,378
Key Energy Services, Inc. (b)	252,200	1,498,068
National Oilwell Varco, Inc. (a)	46,800	3,052,296
Schlumberger Ltd. (a)	122,700	9,132,561
Seadrill Ltd.	79,877	3,077,951
Technip SA	23,600	2,531,344

		31,087,876
Machinery — 4.4%
Caterpillar, Inc. (a)	223,100	18,889,877
Deere & Co.	72,900	6,509,970

		25,399,847
Metals & Mining — 36.4%
African Rainbow Minerals Ltd.	224,750	4,434,518
Agnico-Eagle Mines Ltd. (a)	97,550	3,149,890
Alcoa, Inc. (a)	266,250	2,263,125
Allegheny Technologies, Inc. (a)	37,500	1,011,750
Alumina Ltd. (b)	1,770,066	1,770,057
Anglo American Platinum Ltd. (b)	50,444	1,922,552
Anglo American Plc	77,945	1,905,815
Barrick Gold Corp. (a)	91,700	1,807,407
BHP Billiton Plc	778,600	21,904,189
Carpenter Technology Corp. (a)	39,866	1,792,375
Cia de Minas Buenaventura SA — ADR (a)	193,900	3,881,878
Detour Gold Corp. (a)(b)	131,900	1,586,806
Dominion Diamond Corp. (a)(b)	126,700	2,008,436
Eldorado Gold Corp. (a)	443,500	3,508,556
Eramet	13,550	1,454,240
First Quantum Minerals Ltd. (a)	513,500	8,965,671
Freeport-McMoRan Copper & Gold, Inc. (a)	117,400	3,572,482
Fresnillo Plc	475,000	8,585,537
Glencore International Plc	225,000	1,107,752
Goldcorp, Inc. (a)	224,150	6,630,357
IAMGOLD Corp. (a)	243,500	1,307,593
Iluka Resources Ltd.	821,486	7,631,890
Impala Platinum Holdings Ltd.	370,200	5,073,386
Industrias Penoles SAB de CV	368,569	15,479,091
Jiangxi Copper Co. Ltd., Class H	1,417,500	2,766,851
Kazakhmys Plc	268,500	1,459,427
Kinross Gold Corp. (a)	240,900	1,310,496
Minsur SA	3,846,986	2,387,082
MMC Norilsk Nickel OJSC — ADR (b)	70,520	1,088,524
Nevsun Resources Ltd. (a)	699,750	2,618,549
New Gold, Inc. (b)	300,000	2,406,075
Newcrest Mining Ltd.	314,085	5,502,266
Newmont Mining Corp. (a)	61,550	1,994,220
OZ Minerals Ltd.	398,659	1,786,858
Rio Tinto Plc	479,104	22,000,499
Silver Wheaton Corp.	80,000	1,962,400

Common Stocks	Shares	Value
Metals & Mining (concluded)
Southern Copper Corp. (a)	68,806	$2,293,304
Teck Resources Ltd., Class B (a)	406,500	10,813,638
United States Steel Corp. (a)	41,500	738,700
Vale SA — ADR	701,100	11,981,799
Vedanta Resources Plc	432,700	8,187,653
Xstrata Plc	1,077,996	16,222,193
Zijin Mining Group Co Ltd., Class H	5,551,731	1,646,793

		211,922,680
Oil, Gas & Consumable Fuels — 25.3%
Alpha Natural Resources, Inc. (a)(b)	391,712	2,906,503
Anadarko Petroleum Corp. (a)	92,200	7,814,872
Apache Corp. (a)	88,500	6,538,380
Bill Barrett Corp. (b)	86,100	1,709,946
Cairn Energy Plc (b)	470,000	2,110,520
Chevron Corp. (a)	132,200	16,129,721
Cobalt International Energy, Inc. (b)	47,500	1,327,150
Concho Resources, Inc. (a)(b)	46,400	3,996,432
CONSOL Energy, Inc. (a)	245,979	8,274,734
Continental Resources, Inc. (a)(b)	40,400	3,228,768
Crew Energy, Inc. (a)(b)	139,000	964,425
DeeThree Exploration Ltd. (b)	274,369	2,135,146
Denbury Resources, Inc. (a)(b)	300,800	5,381,312
Energy XXI (Bermuda) Ltd. (a)	190,100	4,322,874
EOG Resources, Inc. (a)	49,200	5,961,072
EQT Corp.	49,600	3,725,952
Exxon Mobil Corp. (a)	111,800	9,949,082
Gulfport Energy Corp. (a)(b)	107,700	5,620,863
Kodiak Oil & Gas Corp. (a)(b)	181,200	1,418,796
Noble Energy, Inc. (a)	70,700	8,009,603
Peabody Energy Corp. (a)	165,900	3,327,954
PetroChina Co. Ltd. — ADR (a)	12,700	1,623,822
Pioneer Natural Resources Co. (a)	33,800	4,131,374
Plains Exploration & Production Co. (a)(b)	131,100	5,925,720
Range Resources Corp.	90,700	6,668,264
Rex Energy Corp. (b)	114,400	1,838,408
Rosetta Resources, Inc. (a)(b)	66,600	2,857,806
Royal Dutch Shell Plc — ADR	57,400	3,901,478
Southwestern Energy Co. (a)(b)	56,200	2,103,004
Suncor Energy, Inc. (a)	124,100	3,865,715
Total SA — ADR	40,600	2,039,744
Valero Energy Corp.	45,700	1,842,624
Whiting Petroleum Corp. (a)(b)	124,500	5,540,250

		147,192,314
Paper & Forest Products — 6.5%
Fibria Celulose SA — ADR (b)	246,800	2,638,292
International Paper Co. (a)	350,000	16,443,000
MeadWestvaco Corp.	430,400	14,840,192
Mondi Plc	322,512	4,286,022

		38,207,506

See Notes to Financial Statements.

72	SEMI-ANNUAL REPORT	APRIL 30, 2013

Schedule of Investments (continued)	BlackRock Real Asset Equity Trust (BCF)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) — 2.4%
Weyerhaeuser Co. (a)	450,800	$13,753,908
Total Long-Term Investments (Cost — $507,427,694) — 94.6%		551,107,204

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (c)(d)	30,302,399	30,302,399
Total Short-Term Securities (Cost — $30,302,399) — 5.2%		30,302,399

Value
Total Investments Before Options Written (Cost — $537,730,093) — 99.8%	$581,409,603

Options Written
(Premiums Received — $5,614,413) — (0.7)%	(4,422,630)
Total Investments Net of Options Written — 99.1%	576,986,973
Other Assets Less Liabilities — 0.9%	5,397,022

Net Assets — 100.0%	$582,383,995

Notes to Schedule of Investments

(a)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

(d)	Investments in issuers considered to be an affiliate of the Trust during the six months ended April 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2012	Net Activity	Shares/ Beneficial Interest Held at April 30, 2013	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	26,727,621	3,574,778	30,302,399	$18,311	$306
BlackRock Liquidity Series, LLC, Money Market Series	$3,731,016	$(3,731,016)	—	$3,962	—

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Foreign currency exchange contracts as of April 30, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	12,817	CAD	13,000	Goldman Sachs & Co.	5/01/13	$(87)

•	Exchange-traded options written as of April 30, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Carpenter Technology Corp.	Call	USD	50.00	5/01/13	132	$—
Celanese Corp.	Call	USD	47.50	5/02/13	306	(58,446)
Exxon Mobil Corp.	Call	USD	90.00	5/03/13	150	(457)
Air Products & Chemicals, Inc.	Call	USD	90.40	5/18/13	310	(1,844)
Chevron Corp.	Call	USD	116.00	5/18/13	105	(63,620)
Alpha Natural Resources, Inc.	Call	USD	9.00	5/20/13	500	(2,750)
Anadarko Petroleum Corp.	Call	USD	90.00	5/20/13	165	(11,138)
Barrick Gold Corp.	Call	USD	20.00	5/20/13	75	(4,950)
Barrick Gold Corp.	Call	USD	21.00	5/20/13	75	(2,550)
Caterpillar, Inc.	Call	USD	87.50	5/20/13	747	(26,519)
Chevron Corp.	Call	USD	120.00	5/20/13	31	(7,719)
Concho Resources, Inc.	Call	USD	100.00	5/20/13	154	(1,925)
CONSOL Energy, Inc.	Call	USD	36.00	5/20/13	810	(18,225)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2013	73

Schedule of Investments (continued)	BlackRock Real Asset Equity Trust (BCF)

•	Exchange-traded options written as of April 30, 2013 were as follows: (continued)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Continental Resources, Inc.	Call	USD	95.00	5/20/13	135	$(675)
Crew Energy, Inc.	Call	CAD	7.50	5/20/13	435	(4,534)
Denbury Resources, Inc.	Call	USD	18.00	5/20/13	290	(12,325)
Denbury Resources, Inc.	Call	USD	19.00	5/20/13	412	(3,090)
Detour Gold Corp.	Call	CAD	23.00	5/20/13	215	(2,134)
EI du Pont de Nemours & Co.	Call	USD	50.00	5/20/13	73	(33,215)
Eldorado Gold Corp.	Call	CAD	10.00	5/20/13	270	(1,474)
Eldorado Gold Corp.	Call	CAD	11.00	5/20/13	270	(2,412)
Exxon Mobil Corp.	Call	USD	87.50	5/20/13	220	(36,520)
First Quantum Minerals Ltd.	Call	CAD	22.00	5/20/13	1,700	(10,125)
Freeport-McMoRan Copper & Gold, Inc.	Call	USD	31.00	5/20/13	194	(10,864)
Gulfport Energy Corp.	Call	USD	45.00	5/20/13	400	(306,000)
Halliburton Co.	Call	USD	42.00	5/20/13	165	(24,172)
IAMGOLD Corp.	Call	CAD	8.00	5/20/13	400	(1,985)
International Paper Co.	Call	USD	48.00	5/20/13	577	(47,603)
International Paper Co.	Call	USD	49.00	5/20/13	577	(28,850)
Kinross Gold Corp.	Call	USD	6.00	5/20/13	400	(3,400)
Kodiak Oil & Gas Corp.	Call	USD	9.00	5/20/13	149	(1,490)
National Oilwell Varco, Inc.	Call	USD	70.00	5/20/13	155	(2,790)
Newmont Mining Corp.	Call	USD	43.00	5/20/13	202	(404)
Noble Energy, Inc.	Call	USD	115.00	5/20/13	117	(16,088)
Pioneer Natural Resources Co.	Call	USD	135.00	5/20/13	110	(4,950)
Plains Exploration & Production Co.	Call	USD	48.00	5/20/13	432	(10,152)
Rosetta Resources, Inc.	Call	USD	50.00	5/20/13	220	(2,200)
Schlumberger Ltd.	Call	USD	77.50	5/20/13	172	(5,504)
Southwestern Energy Co.	Call	USD	40.00	5/20/13	185	(5,272)
Suncor Energy, Inc.	Call	USD	31.00	5/20/13	205	(13,632)
Teck Resources Ltd., Class B	Call	CAD	30.00	5/20/13	670	(4,655)
United States Steel Corp.	Call	USD	22.00	5/20/13	135	(270)
Weyerhaeuser Co.	Call	USD	31.00	5/20/13	835	(27,138)
Whiting Petroleum Corp.	Call	USD	52.50	5/20/13	280	(2,800)
Schlumberger Ltd.	Call	USD	76.50	5/29/13	230	(18,446)
Noble Energy, Inc.	Call	USD	113.00	6/05/13	117	(37,720)
Agnico-Eagle Mines Ltd.	Call	USD	41.50	6/06/13	322	(1,859)
The Mosaic Co.	Call	USD	60.00	6/11/13	62	(18,086)
Apache Corp.	Call	USD	71.00	6/12/13	145	(60,168)
Alcoa, Inc.	Call	USD	8.40	6/22/13	440	(14,704)
Allegheny Technologies, Inc.	Call	USD	29.10	6/22/13	60	(3,358)
Alpha Natural Resources, Inc.	Call	USD	8.00	6/24/13	500	(23,000)
Caterpillar, Inc.	Call	USD	82.50	6/24/13	381	(140,970)
Caterpillar, Inc.	Call	USD	87.50	6/24/13	747	(87,399)
Cia de Minas Buenaventura SA — ADR	Call	USD	22.00	6/24/13	640	(25,600)
Denbury Resources, Inc.	Call	USD	18.00	6/24/13	290	(20,300)
Detour Gold Corp.	Call	CAD	12.00	6/24/13	220	(27,843)
Dominion Diamond Corp.	Call	CAD	15.50	6/24/13	418	(41,076)
Eldorado Gold Corp.	Call	CAD	8.00	6/24/13	540	(33,500)
Energy XXI (Bermuda) Ltd.	Call	USD	24.00	6/24/13	377	(30,160)
EOG Resources, Inc.	Call	USD	120.00	6/24/13	162	(98,820)
Freeport-McMoRan Copper & Gold, Inc.	Call	USD	32.00	6/24/13	194	(14,744)
Goldcorp, Inc.	Call	USD	30.00	6/24/13	370	(48,285)
Goldcorp, Inc.	Call	USD	31.00	6/24/13	369	(33,948)

See Notes to Financial Statements.

74	SEMI-ANNUAL REPORT	APRIL 30, 2013

Schedule of Investments (continued)	BlackRock Real Asset Equity Trust (BCF)

•	Exchange-traded options written as of April 30, 2013 were as follows: (concluded)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Halliburton Co.	Call	USD	42.00	6/24/13	165	$(34,732)
Kodiak Oil & Gas Corp.	Call	USD	9.00	6/24/13	447	(7,822)
Nevsun Resources Ltd.	Call	CAD	4.00	6/24/13	578	(12,909)
Peabody Energy Corp.	Call	USD	22.00	6/24/13	550	(25,025)
PetroChina Co. Ltd.—ADR	Call	USD	130.00	6/24/13	41	(8,508)
Potash Corp of Saskatchewan, Inc.	Call	USD	40.00	6/24/13	600	(156,300)
Southern Copper Corp.	Call	USD	33.00	6/24/13	230	(33,350)
Suncor Energy, Inc.	Call	USD	32.00	6/24/13	205	(13,325)
Weyerhaeuser Co.	Call	USD	31.00	6/24/13	652	(45,640)
Halliburton Co.	Call	USD	42.00	7/22/13	170	(42,415)
Total						$(1,986,878)

•	Over-the-counter options written as of April 30, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Vale SA — ADR	Morgan Stanley & Co., Inc.	Call	USD	18.03	5/01/13	231,300	$(5)
MeadWestvaco Corp.	Credit Suisse First Boston	Call	USD	36.41	5/02/13	72,700	(12)
Nevsun Resources Ltd.	Deutsche Bank Securities Corp.	Call	CAD	3.93	5/02/13	57,700	(772)
Olin Corp.	Morgan Stanley & Co., Inc.	Call	USD	24.48	5/02/13	28,500	(948)
Bill Barrett Corp.	Banc of America Securities	Call	USD	18.30	5/03/13	28,400	(45,950)
EI du Pont de Nemours & Co.	Barclays Bank	Call	USD	49.54	5/03/13	64,500	(320,500)
Range Resources Corp.	Citigroup Global Markets, Inc.	Call	USD	80.78	5/03/13	15,000	(1)
Anadarko Petroleum Corp.	Morgan Stanley & Co., Inc.	Call	USD	86.97	5/06/13	14,000	(7,867)
Cobalt International Energy, Inc.	UBS Securities LLC	Call	USD	28.22	5/06/13	15,600	(5,873)
Core Laboratories NV	Deutsche Bank Securities Corp.	Call	USD	138.17	5/06/13	9,100	(61,619)
Alumina Ltd.	Goldman Sachs & Co.	Call	AUD	1.18	5/07/13	584,200	(5)
Iluka Resources Ltd.	Goldman Sachs & Co.	Call	AUD	9.84	5/07/13	271,100	(4,333)
Jiangxi Copper Co. Ltd., Class H	JPMorgan Chase Securities	Call	HKD	17.72	5/07/13	468,000	(276)
OZ Minerals Ltd.	Goldman Sachs & Co.	Call	AUD	6.07	5/07/13	176,100	—
Zijin Mining Group Co Ltd., Class H	JPMorgan Chase Securities	Call	HKD	2.63	5/07/13	1,832,000	(391)
EQT Corp.	Goldman Sachs & Co.	Call	USD	60.25	5/08/13	16,500	(245,355)
Fibria Celulose SA — ADR	Goldman Sachs & Co.	Call	USD	11.60	5/08/13	40,800	(494)
Industrias Penoles SAB de CV	Deutsche Bank Securities Corp.	Call	MXN	587.70	5/08/13	42,700	(78)
Silver Wheaton Corp.	Morgan Stanley & Co., Inc.	Call	USD	32.29	5/09/13	26,500	(27)
Agrium, Inc.	Deutsche Bank Securities Corp.	Call	USD	104.55	5/10/13	22,700	(678)
Nevsun Resources Ltd.	Deutsche Bank Securities Corp.	Call	CAD	3.93	5/10/13	57,700	(4,366)
Rex Energy Corp.	JPMorgan Chase Securities	Call	USD	16.84	5/13/13	37,500	(9,964)
African Rainbow Minerals Ltd.	Citigroup Global Markets, Inc.	Call	ZAR	190.50	5/14/13	32,200	(962)
Eramet	Goldman Sachs & Co.	Call	EUR	94.34	5/14/13	2,300	(40)
Fresnillo Plc	Morgan Stanley & Co., Inc.	Call	GBP	14.20	5/14/13	41,200	(57)
Impala Platinum Holdings Ltd.	UBS Securities LLC	Call	ZAR	135.96	5/14/13	123,000	(2,085)
Kazakhmys Plc	Morgan Stanley & Co., Inc.	Call	GBP	5.61	5/14/13	89,000	(1)
MMC Norilsk Nickel OJSC — ADR	Morgan Stanley & Co., Inc.	Call	USD	17.03	5/14/13	2,300	(8)
Rio Tinto Plc	Deutsche Bank Securities Corp.	Call	GBP	34.03	5/14/13	159,000	(2,499)
Seadrill Ltd.	Morgan Stanley & Co., Inc.	Call	NOK	214.02	5/14/13	26,400	(38,483)
Technip SA	Goldman Sachs & Co.	Call	EUR	82.74	5/14/13	3,900	(3,767)
Vedanta Resources Plc	UBS Securities LLC	Call	GBP	11.85	5/14/13	143,000	(118,439)
Xstrata Plc	Citigroup Global Markets, Inc.	Call	GBP	10.96	5/14/13	355,800	(3,768)
Minsur SA	Citigroup Global Markets, Inc.	Call	PEN	2.13	5/15/13	319,500	(3)
Deere & Co.	Morgan Stanley & Co., Inc.	Call	USD	92.74	5/23/13	24,000	(20,079)
Nevsun Resources Ltd.	Deutsche Bank Securities Corp.	Call	CAD	3.93	5/23/13	57,700	(8,236)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2013	75

Schedule of Investments (continued)	BlackRock Real Asset Equity Trust (BCF)

•	Over-the-counter options written as of April 30, 2013 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Chevron Corp.	JPMorgan Chase Securities	Call	USD	119.93	5/24/13	19,000	$(50,124)
Anglo American Platinum Ltd.	Morgan Stanley & Co., Inc.	Call	ZAR	428.12	5/28/13	16,700	(135)
Cairn Energy Plc	Citigroup Global Markets, Inc.	Call	GBP	2.88	5/28/13	54,000	(8,147)
Eramet	Citigroup Global Markets, Inc.	Call	EUR	83.56	5/28/13	2,200	(5,101)
Fresnillo Plc	Morgan Stanley & Co., Inc.	Call	GBP	13.26	5/28/13	115,600	(22,952)
Technip SA	Goldman Sachs & Co.	Call	EUR	82.52	5/28/13	3,900	(6,417)
Atwood Oceanics, Inc.	Morgan Stanley & Co., Inc.	Call	USD	53.38	5/29/13	9,000	(4,795)
Royal Dutch Shell Plc — ADR	Citigroup Global Markets, Inc.	Call	USD	67.62	5/29/13	19,000	(14,479)
DeeThree Exploration Ltd.	Morgan Stanley & Co., Inc.	Call	CAD	7.18	5/30/13	49,500	(41,921)
Monsanto Co.	Deutsche Bank Securities Corp.	Call	USD	106.13	5/30/13	21,800	(59,736)
Newcrest Mining Ltd.	JPMorgan Chase Securities	Call	AUD	20.12	5/30/13	103,700	(7,986)
Caterpillar, Inc.	Morgan Stanley & Co., Inc.	Call	USD	87.86	5/31/13	35,600	(19,060)
African Rainbow Minerals Ltd.	Morgan Stanley & Co., Inc.	Call	ZAR	182.33	6/04/13	42,000	(14,730)
BHP Billiton Plc	Morgan Stanley & Co., Inc.	Call	GBP	19.38	6/04/13	257,000	(62,094)
Glencore International Plc	Citigroup Global Markets, Inc.	Call	GBP	3.65	6/04/13	74,300	(912)
Industrias Penoles SAB de CV	UBS Securities LLC	Call	MXN	500.11	6/04/13	42,700	(94,287)
Mondi Plc	Deutsche Bank Securities Corp.	Call	GBP	8.94	6/04/13	106,500	(15,024)
Chevron Corp.	Morgan Stanley & Co., Inc.	Call	USD	118.78	6/05/13	11,000	(39,077)
MeadWestvaco Corp.	Citigroup Global Markets, Inc.	Call	USD	36.44	6/05/13	69,300	(23,231)
EI du Pont de Nemours & Co.	Credit Suisse First Boston	Call	USD	49.60	6/06/13	50,500	(247,955)
New Gold, Inc.	Morgan Stanley & Co., Inc.	Call	CAD	7.10	6/06/13	50,000	(60,069)
Olin Corp.	Credit Suisse First Boston	Call	USD	25.45	6/06/13	28,400	(3,765)
DeeThree Exploration Ltd.	UBS Securities LLC	Call	CAD	6.69	6/07/13	41,000	(51,428)
Fibria Celulose SA — ADR	JPMorgan Chase Securities	Call	USD	12.49	6/07/13	40,600	(1,784)
Minsur SA	Credit Suisse First Boston	Call	PEN	2.14	6/10/13	319,500	(34)
Total SA — ADR	Morgan Stanley & Co., Inc.	Call	USD	47.14	6/10/13	13,300	(44,594)
Cairn Energy Plc	Citigroup Global Markets, Inc.	Call	GBP	2.88	6/11/13	54,000	(9,881)
The Dow Chemical Co.	Morgan Stanley & Co., Inc.	Call	USD	30.98	6/11/13	54,500	(166,500)
Key Energy Services, Inc.	Credit Suisse First Boston	Call	USD	7.68	6/12/13	41,600	(1,540)
Anglo American Plc	Banc of America Securities	Call	GBP	17.29	6/13/13	25,800	(7,053)
MMC Norilsk Nickel OJSC — ADR	Morgan Stanley & Co., Inc.	Call	USD	16.59	6/13/13	21,000	(2,215)
Praxair, Inc.	Morgan Stanley & Co., Inc.	Call	USD	111.35	6/14/13	53,800	(212,928)
Range Resources Corp.	Morgan Stanley & Co., Inc.	Call	USD	76.57	6/14/13	15,000	(26,925)
Valero Energy Corp.	Citigroup Global Markets, Inc.	Call	USD	41.50	6/14/13	18,300	(24,396)
Minsur SA	Credit Suisse First Boston	Call	PEN	2.14	6/17/13	319,500	(67)
Energy XXI (Bermuda) Ltd.	Credit Suisse First Boston	Call	USD	33.00	6/24/13	250	(1,250)
Cairn Energy Plc	Citigroup Global Markets, Inc.	Call	GBP	2.88	6/26/13	54,000	(11,325)
Key Energy Services, Inc.	Credit Suisse First Boston	Call	USD	7.68	6/26/13	41,600	(2,704)
New Gold, Inc.	Morgan Stanley & Co., Inc.	Call	CAD	7.10	6/26/13	50,000	(60,970)
Industrias Penoles SAB de CV	Credit Suisse First Boston	Call	MXN	522.98	6/27/13	36,200	(69,165)
Minsur SA	Citigroup Global Markets, Inc.	Call	PEN	1.86	6/27/13	319,500	(1,984)
Valero Energy Corp.	Citigroup Global Markets, Inc.	Call	USD	41.50	6/28/13	18,300	(29,071)
Total							$(2,435,752)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

See Notes to Financial Statements.

76	SEMI-ANNUAL REPORT	APRIL 30, 2013

Schedule of Investments (concluded)	BlackRock Real Asset Equity Trust (BCF)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Chemicals	$83,543,073	—	—	$83,543,073
Energy Equipment & Services	25,478,581	$5,609,295	—	31,087,876
Machinery	25,399,847	—	—	25,399,847
Metals & Mining	96,579,432	115,343,248	—	211,922,680
Oil, Gas & Consumable Fuels	145,081,794	2,110,520	—	147,192,314
Paper & Forest Products	33,921,484	4,286,022	—	38,207,506
Real Estate Investment Trusts (REITs)	13,753,908	—	—	13,753,908
Short-Term Securities	30,302,399	—	—	30,302,399
Total	$454,060,518	$127,349,085	—	$581,409,603

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(1,709,419)	$(2,713,211)	—	$(4,422,630)
Foreign currency exchange contracts	(87)	—	—	(87)
Total	$(1,709,506)	$(2,713,211)	—	$(4,422,717)

[1]

Derivative financial instruments are foreign currency exchange contracts and options written. Foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument and options written are shown at value.

Certain of the Trust’s assets and liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of April 30, 2013, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$14,994	—	—	$14,994
Foreign currency at value	17,395	—	—	17,395
Liabilities:
Cash received as collateral for options written	—	$(828,711)	—	(828,711)
Total	$32,389	(828,711)	—	$(796,322)

There were no transfers between levels during the six months ended April 30, 2013.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2013	77

Consolidated Schedule of Investments April 30, 2013 (Unaudited)	BlackRock Resources & Commodities Strategy Trust (BCX)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Chemicals — 15.6%
Agrium, Inc.	76,800	$7,040,256
CF Industries Holdings, Inc. (a)	22,200	4,140,522
Israel Chemicals Ltd.	437,400	5,212,277
K+S AG	21,000	929,681
Monsanto Co.	250,700	26,779,774
The Mosaic Co. (a)	146,300	9,010,617
Potash Corp of Saskatchewan, Inc. (a)	461,500	19,429,150
Syngenta AG	55,800	23,855,582
Yara International ASA	99,800	4,688,000

		101,085,859
Food Products — 6.9%
Archer-Daniels-Midland Co. (a)	307,200	10,426,368
Astra Agro Lestari Tbk PT	2,000,000	3,641,039
Bunge Ltd. (a)	139,900	10,102,179
Golden Agri-Resources Ltd.	16,000,000	6,884,793
Ingredion, Inc. (a)	152,500	10,981,525
SLC Agricola SA	309,800	2,729,863

		44,765,767
Machinery — 5.7%
AGCO Corp. (a)	241,100	12,838,575
CNH Global NV	264,000	10,858,320
Deere & Co.	149,900	13,386,070

		37,082,965
Metals & Mining — 23.1%
Antofagasta Plc	331,000	4,644,615
Augusta Resource Corp. (b)	869,829	2,183,271
BHP Billiton Ltd. — ADR (a)	385,600	25,920,032
Eldorado Gold Corp.	368,300	2,916,936
First Quantum Minerals Ltd. (a)	449,000	7,839,506
Freeport-McMoRan Copper & Gold, Inc. (a)	428,800	13,048,384
Fresnillo Plc	233,700	4,224,084
Glencore International Plc	1,010,000	4,972,576
Goldcorp, Inc. (a)	156,029	4,615,338
Iluka Resources Ltd.	85,700	796,183
Labrador Iron Ore Royalty Corp.	190,000	6,225,520
MMC Norilsk Nickel OJSC — ADR (b)	412,000	6,359,501
Nevsun Resources Ltd. (a)	2,299,750	8,605,943
Newcrest Mining Ltd.	212,000	3,713,900
Rio Tinto Plc — ADR (a)	276,000	12,712,560
Southern Copper Corp. (a)	226,000	7,532,580
Teck Resources Ltd., Class B (a)	415,200	11,045,074
Vedanta Resources Plc	253,000	4,787,327
Xstrata Plc	1,130,000	17,004,774

		149,148,104

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels — 41.9%
Anadarko Petroleum Corp.	31,300	$2,652,988
BP Plc — ADR	290,000	12,644,000
Cairn Energy Plc (b)	2,000,000	8,980,934
Canadian Oil Sands Ltd. (a)	596,000	11,707,618
Chevron Corp. (a)	326,700	39,860,667
ConocoPhillips (a)	318,000	19,223,100
Cosan Ltd., Class A (a)	352,000	7,304,000
Devon Energy Corp. (a)	103,000	5,671,180
Enbridge, Inc. (a)	223,000	10,611,564
Eni SpA — ADR	200,000	9,562,000
Exxon Mobil Corp. (a)	349,200	31,075,308
Hess Corp. (a)	174,000	12,559,320
Imperial Oil Ltd. (a)	159,000	6,325,594
Inpex Corp.	1,790	8,662,363
Occidental Petroleum Corp. (a)	85,800	7,658,508
Royal Dutch Shell Plc — ADR (a)	258,300	17,556,651
Southwestern Energy Co. (a)(b)	433,900	16,236,538
Statoil ASA	625,400	15,310,651
Suncor Energy, Inc. (a)	218,900	6,818,735
Total SA — ADR (a)	120,000	6,028,800
Ultra Petroleum Corp. (a)(b)	683,000	14,616,200

		271,066,719
Real Estate Investment Trusts (REITs) — 0.6%
Plum Creek Timber Co., Inc.	70,300	3,623,262
Total Long-Term Investments (Cost — $617,517,959) — 93.8%		606,772,676

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (c)(d)	34,574,081	34,574,081
Total Short-Term Securities (Cost — $34,574,081) — 5.4%		34,574,081
Total Investments Before Options Written (Cost — $652,092,040) — 99.2%		641,346,757

Options Written
(Premiums Received — $4,832,439) — (0.7)%		(4,553,969)
Total Investments Net of Options Written — 98.5%		636,792,788
Other Assets Less Liabilities — 1.5%		9,793,189

Net Assets — 100.0%		$646,585,977

Notes to Schedule of Investments

(a)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

(d)	Investments in issuers considered to be an affiliate of the Trust during the six months ended April 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2012	Net Activity	Shares Held at April 30, 2013	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	7,260,037	27,314,044	34,574,081	$8,579	$142

See Notes to Financial Statements.

78	SEMI-ANNUAL REPORT	APRIL 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock Resources & Commodities Strategy Trust (BCX)

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Foreign currency exchange contracts as of April 30, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	1,278,663	AUD	1,241,156	UBS AG	5/01/13	$(8,042)
USD	1,399,093	AUD	1,354,110	The Bank of New York Mellon Corp.	5/02/13	(4,711)
Total						$(12,753)

•	Exchange-traded options written as of April 30, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Exxon Mobil Corp.	Call	USD	89.30	5/03/13	390	$(6,423)
Exxon Mobil Corp.	Call	USD	90.00	5/03/13	830	(2,528)
Suncor Energy, Inc.	Call	USD	30.50	5/10/13	230	(18,898)
Southern Copper Corp.	Call	USD	36.20	5/18/13	230	(2,103)
Archer-Daniels-Midland Co.	Call	USD	33.00	5/20/13	638	(86,449)
Archer-Daniels-Midland Co.	Call	USD	34.00	5/20/13	438	(32,850)
BHP Billiton Ltd. — ADR	Call	USD	72.50	5/20/13	742	(12,985)
BHP Billiton Ltd. — ADR	Call	USD	75.00	5/20/13	608	(4,256)
Bunge Ltd.	Call	USD	77.50	5/20/13	100	(750)
Canadian Oil Sands Ltd.	Call	CAD	22.00	5/20/13	2,080	(10,323)
Chevron Corp.	Call	USD	120.00	5/20/13	690	(171,810)
Devon Energy Corp.	Call	USD	55.00	5/20/13	180	(26,550)
Enbridge, Inc.	Call	CAD	48.00	5/20/13	380	(17,728)
First Quantum Minerals Ltd.	Call	CAD	22.00	5/20/13	785	(4,675)
Freeport-McMoRan Copper & Gold, Inc.	Call	USD	31.00	5/20/13	750	(42,000)
Hess Corp.	Call	USD	72.50	5/20/13	205	(37,618)
Hess Corp.	Call	USD	75.00	5/20/13	405	(37,868)
Imperial Oil Ltd.	Call	CAD	44.00	5/20/13	275	(2,457)
Potash Corp of Saskatchewan, Inc.	Call	USD	41.00	5/20/13	550	(76,175)
Rio Tinto Plc — ADR	Call	USD	47.50	5/20/13	180	(11,700)
Rio Tinto Plc — ADR	Call	USD	50.00	5/20/13	180	(2,700)
Southern Copper Corp.	Call	USD	38.00	5/20/13	560	(2,800)
Southwestern Energy Co.	Call	USD	39.00	5/20/13	490	(24,745)
Southwestern Energy Co.	Call	USD	40.00	5/20/13	110	(3,135)
Suncor Energy, Inc.	Call	USD	31.00	5/20/13	268	(17,822)
Teck Resources Ltd., Class B	Call	CAD	30.00	5/20/13	525	(3,648)
Total SA — ADR	Call	USD	50.00	5/20/13	420	(40,950)
Ultra Petroleum Corp.	Call	USD	21.00	5/20/13	695	(72,975)
CF Industries Holdings, Inc.	Call	USD	190.00	6/10/13	77	(39,049)
The Mosaic Co.	Call	USD	60.00	6/11/13	512	(149,358)
ConocoPhillips	Call	USD	58.25	6/18/13	465	(104,259)
Chevron Corp.	Call	USD	120.00	6/24/13	333	(106,560)
Cosan Ltd., Class A	Call	USD	22.50	6/24/13	580	(14,500)
First Quantum Minerals Ltd.	Call	CAD	18.00	6/24/13	786	(70,217)
Freeport-McMoRan Copper & Gold, Inc.	Call	USD	32.00	6/24/13	750	(57,000)
Goldcorp, Inc.	Call	USD	30.00	6/24/13	270	(35,235)
Goldcorp, Inc.	Call	USD	31.00	6/24/13	276	(25,392)
Imperial Oil Ltd.	Call	CAD	40.00	6/24/13	281	(26,637)
Nevsun Resources Ltd.	Call	CAD	4.00	6/24/13	2,032	(45,382)
Potash Corp of Saskatchewan, Inc.	Call	USD	40.00	6/24/13	1,065	(277,432)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2013	79

Consolidated Schedule of Investments (continued)	BlackRock Resources & Commodities Strategy Trust (BCX)

•	Exchange-traded options written as of April 30, 2013 were as follows: (concluded)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Suncor Energy, Inc.	Call	USD	32.00	6/24/13	268	$(17,420)
Devon Energy Corp.	Call	USD	57.50	7/22/13	180	(29,700)
Ingredion, Inc.	Call	USD	70.00	7/22/13	111	(41,625)
Ingredion, Inc.	Call	USD	75.00	7/22/13	112	(15,400)
Total						$(1,830,087)

•	Over-the-counter options written as of April 30, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Eni SpA — ADR	Deutsche Bank Securities Corp.	Call	USD	47.50	5/02/13	35,000	$(13,205)
Nevsun Resources Ltd.	Deutsche Bank Securities Corp.	Call	CAD	3.93	5/02/13	87,500	(1,170)
Nevsun Resources Ltd.	Morgan Stanley & Co., Inc.	Call	CAD	4.00	5/02/13	113,000	(608)
Anadarko Petroleum Corp.	Morgan Stanley & Co., Inc.	Call	USD	86.97	5/06/13	11,000	(6,181)
Golden Agri-Resources Ltd.	Goldman Sachs & Co.	Call	SGD	0.58	5/07/13	5,600,000	(227)
Iluka Resources Ltd.	Goldman Sachs & Co.	Call	AUD	9.84	5/07/13	68,500	(1,095)
Inpex Corp.	Morgan Stanley & Co., Inc.	Call	JPY	525,770.00	5/07/13	625	(214)
Newcrest Mining Ltd.	UBS Securities LLC	Call	AUD	23.30	5/07/13	74,200	(1)
AGCO Corp.	Goldman Sachs & Co.	Call	USD	51.48	5/08/13	42,000	(79,270)
SLC Agricola SA	JPMorgan Chase Securities	Call	BRL	19.44	5/08/13	31,500	(115)
Plum Creek Timber Co., Inc.	Morgan Stanley & Co., Inc.	Call	USD	50.40	5/09/13	24,400	(30,393)
Agrium, Inc.	Deutsche Bank Securities Corp.	Call	USD	104.55	5/10/13	26,800	(800)
Labrador Iron Ore Royalty Corp.	UBS Securities LLC	Call	CAD	36.41	5/10/13	33,000	(118)
Nevsun Resources Ltd.	Deutsche Bank Securities Corp.	Call	CAD	3.93	5/10/13	87,500	(6,621)
Nevsun Resources Ltd.	Morgan Stanley & Co., Inc.	Call	CAD	4.00	5/10/13	113,000	(6,282)
Southwestern Energy Co.	Morgan Stanley & Co., Inc.	Call	USD	39.27	5/10/13	49,000	(10,635)
Southwestern Energy Co.	UBS Securities LLC	Call	USD	38.56	5/10/13	43,000	(16,446)
Ultra Petroleum Corp.	Morgan Stanley & Co., Inc.	Call	USD	20.53	5/10/13	99,500	(109,564)
Ultra Petroleum Corp.	Morgan Stanley & Co., Inc.	Call	USD	21.63	5/10/13	70,000	(36,248)
CNH Global NV	Morgan Stanley & Co., Inc.	Call	USD	44.91	5/13/13	38,500	(3,809)
Antofagasta Plc	Morgan Stanley & Co., Inc.	Call	GBP	10.88	5/14/13	57,000	(116)
Cairn Energy Plc	Citigroup Global Markets, Inc.	Call	GBP	2.93	5/14/13	233,000	(17,158)
Glencore International Plc	Morgan Stanley & Co., Inc.	Call	GBP	3.84	5/14/13	175,000	(979)
MMC Norilsk Nickel OJSC — ADR	Morgan Stanley & Co., Inc.	Call	USD	16.95	5/14/13	76,000	(332)
Vedanta Resources Plc	JPMorgan Chase Securities	Call	GBP	11.55	5/14/13	44,000	(50,476)
Xstrata Plc	Goldman Sachs & Co.	Call	GBP	11.50	5/14/13	197,000	(863)
SLC Agricola SA	Credit Suisse First Boston	Call	BRL	18.02	5/15/13	26,300	(4,016)
AGCO Corp.	Goldman Sachs & Co.	Call	USD	51.48	5/22/13	42,000	(89,934)
Royal Dutch Shell Plc — ADR	Morgan Stanley & Co., Inc.	Call	USD	65.56	5/22/13	58,500	(143,189)
CNH Global NV	Credit Suisse First Boston	Call	USD	42.04	5/23/13	53,900	(52,821)
Cosan Ltd., Class A	Morgan Stanley & Co., Inc.	Call	USD	21.06	5/23/13	65,200	(28,085)
Enbridge, Inc.	Citigroup Global Markets, Inc.	Call	CAD	46.79	5/23/13	18,500	(24,024)
Eni SpA — ADR	Deutsche Bank Securities Corp.	Call	USD	47.50	5/23/13	35,000	(33,987)
Ingredion, Inc.	Morgan Stanley & Co., Inc.	Call	USD	69.72	5/23/13	31,000	(93,348)
Nevsun Resources Ltd.	Deutsche Bank Securities Corp.	Call	CAD	3.93	5/23/13	87,500	(12,489)
Nevsun Resources Ltd.	Morgan Stanley & Co., Inc.	Call	CAD	4.00	5/23/13	113,000	(13,410)
BP Plc — ADR	Credit Suisse First Boston	Call	USD	41.49	5/24/13	101,500	(213,840)
Chevron Corp.	JPMorgan Chase Securities	Call	USD	119.93	5/24/13	12,000	(31,657)
ConocoPhillips	Credit Suisse First Boston	Call	USD	60.23	5/24/13	64,800	(57,308)
Labrador Iron Ore Royalty Corp.	UBS Securities LLC	Call	CAD	36.41	5/24/13	33,000	(1,763)
Cairn Energy Plc	Citigroup Global Markets, Inc.	Call	GBP	2.93	5/28/13	233,000	(26,230)
Fresnillo Plc	Morgan Stanley & Co., Inc.	Call	GBP	13.26	5/28/13	81,700	(16,221)

See Notes to Financial Statements.

80	SEMI-ANNUAL REPORT	APRIL 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock Resources & Commodities Strategy Trust (BCX)

•	Over-the-counter options written as of April 30, 2013 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Israel Chemicals Ltd.	Morgan Stanley & Co., Inc.	Call	ILS	48.19	5/28/13	180,000	$(2,204)
K+S AG	Citigroup Global Markets, Inc.	Call	EUR	35.46	5/28/13	2,400	(945)
K+S AG	Citigroup Global Markets, Inc.	Call	EUR	37.22	5/28/13	4,900	(1,006)
Occidental Petroleum Corp.	Citigroup Global Markets, Inc.	Call	USD	82.80	5/28/13	15,000	(102,570)
Syngenta AG	Deutsche Bank Securities Corp.	Call	CHF	403.54	5/28/13	3,000	(14,270)
Syngenta AG	Deutsche Bank Securities Corp.	Call	CHF	418.62	5/28/13	16,600	(26,709)
Royal Dutch Shell Plc — ADR	Citigroup Global Markets, Inc.	Call	USD	67.62	5/29/13	32,000	(24,385)
Monsanto Co.	Deutsche Bank Securities Corp.	Call	USD	106.13	5/30/13	87,800	(240,587)
Glencore International Plc	Morgan Stanley & Co., Inc.	Call	GBP	3.34	6/04/13	176,000	(12,586)
Deere & Co.	Morgan Stanley & Co., Inc.	Call	USD	87.01	6/06/13	52,400	(183,641)
Enbridge, Inc.	Citigroup Global Markets, Inc.	Call	CAD	46.79	6/06/13	18,500	(24,208)
Antofagasta Plc	Deutsche Bank Securities Corp.	Call	GBP	9.30	6/11/13	58,000	(28,120)
Bunge Ltd.	Morgan Stanley & Co., Inc.	Call	USD	68.17	6/11/13	39,000	(175,462)
Rio Tinto Plc — ADR	Citigroup Global Markets, Inc.	Call	USD	46.25	6/11/13	60,000	(106,844)
Vedanta Resources Plc	Banc of America Securities	Call	GBP	12.04	6/11/13	44,000	(39,535)
Xstrata Plc	Citigroup Global Markets, Inc.	Call	GBP	10.13	6/11/13	195,000	(51,764)
Yara International ASA	Morgan Stanley & Co., Inc.	Call	NOK	267.51	6/11/13	35,000	(47,001)
MMC Norilsk Nickel OJSC — ADR	Morgan Stanley & Co., Inc.	Call	USD	16.59	6/13/13	68,000	(7,171)
Statoil ASA	Citigroup Global Markets, Inc.	Call	NOK	139.27	6/13/13	183,400	(105,543)
Statoil ASA	Deutsche Bank Securities Corp.	Call	NOK	140.70	6/13/13	35,500	(15,356)
Eldorado Gold Corp.	Citigroup Global Markets, Inc.	Call	USD	7.47	6/14/13	129,000	(108,524)
Occidental Petroleum Corp.	Citigroup Global Markets, Inc.	Call	USD	82.80	6/14/13	15,000	(103,084)
SLC Agricola SA	UBS Securities LLC	Call	BRL	18.33	6/17/13	16,000	(4,382)
Cairn Energy Plc	Citigroup Global Markets, Inc.	Call	GBP	2.91	6/19/13	233,000	(40,661)
SLC Agricola SA	Credit Suisse First Boston	Call	BRL	16.86	6/27/13	32,900	(22,076)
Total							$(2,723,882)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2013	81

Consolidated Schedule of Investments (concluded)	BlackRock Resources & Commodities Strategy Trust (BCX)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Chemicals	$66,400,319	$34,685,540	—	$101,085,859
Food Products	44,765,767	—	—	44,765,767
Machinery	37,082,965	—	—	37,082,965
Metals & Mining	107,617,720	41,530,384	—	149,148,104
Oil, Gas & Consumable Fuels	238,112,771	32,953,948	—	271,066,719
Real Estate Investment Trusts (REITs)	3,623,262	—	—	3,623,262
Short-Term Securities	34,574,081	—	—	34,574,081
Total	$532,176,885	$109,169,872	—	$641,346,757

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(1,507,468)	$(3,046,501)	—	$(4,553,969)
Foreign currency exchange contracts	(12,753)	—	—	(12,753)
Total	$(1,520,221)	$(4,866,640)	—	$(6,386,861)

[1]    Derivative financial instruments are foreign currency exchange contracts and options written. Foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument and options written are shown at value.

Certain of the Trust’s assets and liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of April 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash.	$7,143,548	—	—	$7,143,548
Foreign currency at value	371,171	—	—	371,171
Liabilities:
Cash received as collateral for options written	—	$(448,000)	—	(448,000)
Total	$7,514,719	$(448,000)	—	$7,066,719

There were no transfers between levels during the six months ended April 30, 2013.

See Notes to Financial Statements.

82	SEMI-ANNUAL REPORT	APRIL 30, 2013

Schedule of Investments April 30, 2013 (Unaudited)	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 4.1%
Australia & New Zealand Banking Group Ltd.	19,000	$627,897
BHP Billiton Ltd. — ADR (a)	8,012	538,567
National Australia Bank Ltd.	35,100	1,238,604
Santos Ltd.	71,100	913,283
Treasury Wine Estates Ltd.	36,266	219,806

		3,538,157
Belgium — 0.5%
Mobistar SA	4,620	110,187
Solvay SA	2,400	351,629

		461,816
Canada — 3.0%
Bank of Nova Scotia (a)	12,200	703,457
Enbridge, Inc.	25,200	1,199,154
Suncor Energy, Inc. (a)	3,550	110,681
TransCanada Corp. (a)	10,900	540,321

		2,553,613
France — 3.1%
Bouygues SA	8,323	232,569
Sanofi	3,400	367,593
Total SA — ADR	29,800	1,497,152
Vinci SA	12,100	583,303

		2,680,617
Germany — 2.8%
Allianz SE	3,900	576,890
BASF SE	10,200	954,848
SAP AG — ADR	5,750	459,138
Siemens AG — ADR (a)	4,000	418,040

		2,408,916
Hong Kong — 2.2%
Hang Seng Bank Ltd.	18,000	301,508
Hopewell Holdings Ltd.	140,684	544,551
Power Assets Holdings Ltd.	105,400	1,030,687

		1,876,746
Italy — 0.2%
Enel SpA (a)	55,400	214,253
Japan — 2.1%
Canon, Inc. — ADR (a)	10,100	363,701
Oracle Corp Japan	10,000	428,409
Ricoh Co. Ltd.	36,000	400,575
Takeda Pharmaceutical Co. Ltd.	11,600	636,860

		1,829,545
Netherlands — 0.6%
Royal Dutch Shell Plc — ADR	6,950	472,392
Singapore — 1.0%
Keppel Corp. Ltd.	56,800	495,452
Keppel REIT	11,360	13,942
United Overseas Bank Ltd.	20,347	353,576

		862,970
Spain — 0.3%
Iberdrola SA	43,030	231,354
Sweden — 2.8%
Hennes & Mauritz AB, B Shares	23,300	827,468
Ratos AB, B Shares	40,100	387,481
Scania AB, B Shares	38,700	827,650
TeliaSonera AB	54,900	378,797

		2,421,396
Switzerland — 0.9%
Nestle SA	5,800	413,613

Common Stocks	Shares	Value
Switzerland (concluded)
Zurich Insurance Group AG	1,134	$316,887

		730,500
United Kingdom — 6.3%
AstraZeneca Plc	17,700	919,002
BHP Billiton Plc	14,150	398,079
British American Tobacco Plc	17,300	959,030
GlaxoSmithKline Plc	32,425	836,613
HSBC Holdings Plc — ADR (a)	24,100	1,322,126
Man Strategic Holdings Plc (b)	76,400	121,483
SSE Plc	35,000	847,415

		5,403,748
United States — 66.8%
3M Co.	12,300	1,287,933
Abbott Laboratories	11,200	413,504
AbbVie, Inc.	10,500	483,525
Aflac, Inc.	4,600	250,424
Altria Group, Inc. (a)	42,700	1,558,977
Ameren Corp. (a)	23,700	859,125
American Express Co. (a)	9,100	622,531
AT&T Inc. (a)	65,150	2,440,519
Automatic Data Processing, Inc.	14,300	962,962
Bank of America Corp. (a)	18,500	227,735
Bristol-Myers Squibb Co.	38,600	1,533,192
Chevron Corp.	16,900	2,061,969
The Chubb Corp.	6,500	572,455
Cincinnati Financial Corp. (a)	11,800	577,138
The Coca-Cola Co. (a)	22,400	948,192
Dominion Resources, Inc. (a)	24,600	1,517,328
Emerson Electric Co. (a)	28,100	1,559,831
Equity Residential — REIT	11,000	638,660
Exxon Mobil Corp. (a)	28,300	2,518,417
Frontier Communications Corp.	208,300	866,528
General Electric Co.	55,800	1,243,782
General Mills, Inc. (a)	36,800	1,855,456
Genuine Parts Co. (a)	6,400	488,512
The Goldman Sachs Group, Inc. (a)	2,700	394,389
HCP, Inc. — REIT (a)	12,300	655,590
Health Care REIT, Inc.	10,900	817,173
The Home Depot, Inc.	20,800	1,525,680
Honeywell International, Inc.	12,700	933,958
Hudson City Bancorp, Inc.	27,400	227,694
Intel Corp. (a)	44,400	1,063,380
International Business Machines Corp. (a)	7,425	1,503,860
Johnson & Johnson (a)	16,900	1,440,387
Kraft Foods Group, Inc. (a)	10,233	526,897
Liberty Property Trust — REIT	7,600	326,724
M&T Bank Corp. (a)	4,800	480,960
McDonald’s Corp.	13,000	1,327,820
Merck & Co., Inc. (a)	18,200	855,400
MetLife, Inc. (a)	7,400	288,526
Microchip Technology, Inc. (a)	20,600	750,252
Microsoft Corp. (a)	38,000	1,257,800
Mondelez International, Inc. — Class A (a)	31,100	978,095
NextEra Energy, Inc. (a)	16,300	1,337,089
PepsiCo, Inc.	8,100	668,007
Pfizer, Inc. (a)	46,200	1,343,034
Philip Morris International, Inc. (a)	12,000	1,147,080
PPG Industries, Inc. (a)	6,200	912,268
The Procter & Gamble Co. (a)	16,100	1,235,997
Prudential Financial, Inc.	14,800	894,216
Reynolds American, Inc. (a)	13,800	654,396
T Rowe Price Group, Inc. (a)	6,100	442,250

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2013	83

Schedule of Investments (continued)	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (concluded)
U.S. Bancorp (a)	23,800	$792,064
United Technologies Corp. (a)	10,200	931,158
Ventas, Inc. — REIT	11,213	892,891
Verizon Communications, Inc. (a)	30,100	1,622,691
Wal-Mart Stores, Inc. (a)	9,050	703,366
The Walt Disney Co. (a)	26,800	1,684,112
Wells Fargo & Co. (a)	33,500	1,272,330

		57,376,229
Total Long-Term Investments (Cost — $76,429,745) — 96.7%		83,062,252

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (c)(d)	3,450,193	$3,450,193
Total Short-Term Securities (Cost — $3,450,193) — 4.0%		3,450,193
Total Investments Before Options Written (Cost — $79,879,938) — 100.7%		86,512,445

Options Written
(Premiums Received — $580,729) — (1.2)%		(1,012,745)
Total Investments Net of Options Written — 99.5%		85,499,700
Other Assets Less Liabilities — 0.5%		448,008

Net Assets — 100.0%		$85,947,708

Notes to Schedule of Investments

(a)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

(d)	Investments in issuers considered to be an affiliate of the Trust during the six months ended April 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2012	Net Activity	Shares Held at April 30, 2013	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	2,623,356	826,837	3,450,193	$2,103	$19

•	Foreign currency exchange contracts as of April 30, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	6,901	CAD	7,000	Goldman Sachs & Co.	5/01/13	$(47)
USD	26,328	EUR	20,000	Citigroup Global Markets, Inc.	5/02/13	(11)
Total						$(58)

•	Exchange-traded options written as of April 30, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Exxon Mobil Corp.	Call	USD	90.00	5/03/13	67	$(204)
American Express Co.	Call	USD	65.85	5/06/13	35	(8,994)
Enel SpA	Call	EUR	2.90	5/17/13	22	(1,415)
Verizon Communications, Inc.	Call	USD	49.10	5/18/13	120	(57,720)
Ameren Corp.	Call	USD	35.00	5/20/13	95	(12,825)
Bank of America Corp.	Call	USD	13.00	5/20/13	37	(204)
Bank of Nova Scotia	Call	CAD	59.50	5/20/13	49	(584)
BHP Billiton Ltd. — ADR	Call	USD	75.00	5/20/13	33	(231)
Canon, Inc. — ADR	Call	USD	40.00	5/20/13	40	(1,400)
Dominion Resources, Inc.	Call	USD	60.00	5/20/13	28	(5,250)
Exxon Mobil Corp.	Call	USD	90.00	5/20/13	46	(1,610)
General Mills, Inc.	Call	USD	49.00	5/20/13	77	(12,474)
Genuine Parts Co.	Call	USD	75.00	5/20/13	25	(4,688)
The Goldman Sachs Group, Inc.	Call	USD	155.00	5/20/13	11	(297)
HSBC Holdings Plc — ADR	Call	USD	57.50	5/20/13	96	(816)

See Notes to Financial Statements.

84	SEMI-ANNUAL REPORT	APRIL 30, 2013

Schedule of Investments (continued)	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)

•	Exchange-traded options written as of April 30, 2013 were as follows: (concluded)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Intel Corp.	Call	USD	22.00	5/20/13	112	$(21,784)
International Business Machines Corp.	Call	USD	215.00	5/20/13	30	(270)
Johnson & Johnson	Call	USD	85.00	5/20/13	33	(3,531)
Merck & Co., Inc.	Call	USD	48.00	5/20/13	11	(424)
Mondelez International, Inc. — Class A	Call	USD	29.00	5/20/13	44	(11,880)
NextEra Energy, Inc.	Call	USD	80.00	5/20/13	21	(4,725)
Pfizer, Inc.	Call	USD	31.00	5/20/13	25	(112)
Philip Morris International, Inc.	Call	USD	92.50	5/20/13	24	(8,160)
PPG Industries, Inc.	Call	USD	145.00	5/20/13	25	(9,125)
Reynolds American, Inc.	Call	USD	44.00	5/20/13	55	(19,250)
Siemens AG — ADR	Call	USD	105.00	5/20/13	16	(2,800)
T Rowe Price Group, Inc.	Call	USD	75.00	5/20/13	24	(600)
United Technologies Corp.	Call	USD	92.50	5/20/13	20	(1,110)
Wells Fargo & Co.	Call	USD	37.00	5/20/13	105	(11,130)
HCP, Inc. — REIT	Call	USD	49.25	5/22/13	25	(10,125)
Cincinnati Financial Corp.	Call	USD	47.30	5/23/13	47	(8,056)
Kraft Foods Group, Inc.	Call	USD	52.50	6/03/13	31	(1,482)
General Mills, Inc.	Call	USD	48.60	6/05/13	70	(13,829)
Bank of America Corp.	Call	USD	12.50	6/07/13	37	(1,061)
M&T Bank Corp.	Call	USD	99.75	6/10/13	19	(3,419)
United Technologies Corp.	Call	USD	95.00	6/10/13	20	(740)
The Coca-Cola Co.	Call	USD	43.00	6/12/13	65	(2,786)
MetLife, Inc.	Call	USD	39.00	6/12/13	29	(3,348)
Microchip Technology, Inc.	Call	USD	37.50	6/13/13	83	(3,639)
Enel SpA	Call	EUR	3.10	6/21/13	22	(548)
Altria Group, Inc.	Call	USD	36.00	6/24/13	170	(17,170)
AT&T Inc.	Call	USD	38.00	6/24/13	65	(3,738)
Emerson Electric Co.	Call	USD	55.00	6/24/13	112	(19,320)
Intel Corp.	Call	USD	22.00	6/24/13	66	(12,969)
Johnson & Johnson	Call	USD	85.00	6/24/13	33	(4,950)
Merck & Co., Inc.	Call	USD	48.00	6/24/13	11	(798)
Merck & Co., Inc.	Call	USD	49.00	6/24/13	14	(581)
Microsoft Corp.	Call	USD	30.00	6/24/13	152	(48,260)
Pfizer, Inc.	Call	USD	31.00	6/24/13	13	(188)
Pfizer, Inc.	Call	USD	32.00	6/24/13	13	(91)
Philip Morris International, Inc.	Call	USD	92.50	6/24/13	24	(9,840)
The Procter & Gamble Co.	Call	USD	82.50	6/24/13	33	(396)
Suncor Energy, Inc.	Call	CAD	29.00	6/24/13	14	(3,599)
TransCanada Corp.	Call	CAD	49.50	6/24/13	43	(5,975)
U.S. Bancorp	Call	USD	33.00	6/24/13	46	(3,910)
Wal-mart Stores, Inc.	Call	USD	80.00	6/24/13	36	(2,484)
The Walt Disney Co.	Call	USD	62.50	6/24/13	107	(23,594)
AT&T Inc.	Call	USD	38.00	7/20/13	65	(4,680)
The Procter & Gamble Co.	Call	USD	82.50	7/22/13	33	(825)
Total						$(416,014)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2013	85

Schedule of Investments (continued)	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)

•	Over-the-counter options written as of April 30, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Liberty Property Trust — REIT	Barclays Bank	Call	USD	39.33	5/03/13	1,500	$(5,496)
General Electric Co.	Credit Suisse First Boston	Call	USD	23.27	5/06/13	22,300	(44)
Prudential Financial, Inc.	Credit Suisse First Boston	Call	USD	59.94	5/06/13	6,000	(6,573)
Hang Seng Bank Ltd.	Citigroup Global Markets, Inc.	Call	HKD	127.54	5/07/13	7,200	(2,384)
Hopewell Holdings Ltd.	Morgan Stanley & Co., Inc.	Call	HKD	34.02	5/07/13	56,000	(1)
Keppel Corp. Ltd.	Citigroup Global Markets, Inc.	Call	SGD	11.28	5/07/13	23,597	(3)
National Australia Bank Ltd.	Morgan Stanley & Co., Inc.	Call	AUD	31.06	5/07/13	14,000	(43,286)
Oracle Corp Japan	UBS Securities LLC	Call	JPY	4,014.75	5/07/13	4,000	(6,980)
Ricoh Co. Ltd.	Citigroup Global Markets, Inc.	Call	JPY	1,050.60	5/07/13	14,000	(6,806)
Santos Ltd.	UBS Securities LLC	Call	AUD	13.48	5/07/13	28,500	(28)
Takeda Pharmaceutical Co. Ltd.	Citigroup Global Markets, Inc.	Call	JPY	4,947.34	5/07/13	4,600	(19,000)
Treasury Wine Estates Ltd.	Goldman Sachs & Co.	Call	AUD	5.63	5/07/13	14,500	(3,693)
United Overseas Bank Ltd.	Citigroup Global Markets, Inc.	Call	SGD	19.65	5/07/13	8,000	(11,437)
The Chubb Corp.	Credit Suisse First Boston	Call	USD	87.10	5/09/13	2,600	(3,635)
Merck & Co., Inc.	Credit Suisse First Boston	Call	USD	45.13	5/09/13	1,800	(3,464)
Ventas, Inc. — REIT	UBS Securities LLC	Call	USD	75.76	5/09/13	4,400	(17,028)
Equity Residential — REIT	Deutsche Bank Securities Corp.	Call	USD	57.19	5/10/13	4,400	(5,475)
Pfizer, Inc.	Credit Suisse First Boston	Call	USD	28.97	5/13/13	10,200	(3,521)
U.S. Bancorp	Morgan Stanley & Co., Inc.	Call	USD	34.34	5/13/13	4,800	(112)
GlaxoSmithKline Plc	Deutsche Bank Securities Corp.	Call	GBP	14.88	5/14/13	13,000	(35,700)
Man Strategic Holdings Plc	Goldman Sachs & Co.	Call	GBP	1.01	5/14/13	31,000	(2,365)
Scottish & Southern Energy Plc	Goldman Sachs & Co.	Call	GBP	14.82	5/14/13	14,000	(16,745)
Vinci SA	Morgan Stanley & Co., Inc.	Call	EUR	36.30	5/14/13	4,900	(4,820)
The Coca-Cola Co.	Citigroup Global Markets, Inc.	Call	USD	39.31	5/23/13	2,300	(7,151)
Enbridge, Inc.	Citigroup Global Markets, Inc.	Call	CAD	46.79	5/23/13	5,000	(6,493)
Merck & Co., Inc.	Credit Suisse First Boston	Call	USD	45.13	5/23/13	1,800	(3,809)
Chevron Corp.	JPMorgan Chase Securities	Call	USD	119.93	5/24/13	6,700	(17,675)
Allianz SE	Deutsche Bank Securities Corp.	Call	EUR	112.67	5/28/13	1,600	(4,469)
Bouygues SA	Goldman Sachs & Co.	Call	EUR	22.75	5/28/13	3,300	(291)
Hennes & Mauritz AB, B Shares	Citigroup Global Markets, Inc.	Call	SEK	233.92	5/28/13	9,400	(2,961)
Mobistar SA	Deutsche Bank Securities Corp.	Call	EUR	19.26	5/28/13	1,900	(156)
Nestle SA	Deutsche Bank Securities Corp.	Call	CHF	68.82	5/28/13	2,400	(575)
Ratos AB, B Shares	Citigroup Global Markets, Inc.	Call	SEK	64.62	5/28/13	16,000	(2,132)
Sanofi	Citigroup Global Markets, Inc.	Call	EUR	76.02	5/28/13	1,400	(11,430)
Scania AB, B Shares	Goldman Sachs & Co.	Call	SEK	139.12	5/28/13	15,500	(3,655)
Solvay SA	Morgan Stanley & Co., Inc.	Call	EUR	115.29	5/28/13	1,000	(2,620)
TeliaSonera AB	Morgan Stanley & Co., Inc.	Call	SEK	45.17	5/28/13	22,000	(1,627)
Zurich Insurance Group AG	Goldman Sachs & Co.	Call	CHF	251.69	5/28/13	450	(4,842)
Health Care REIT, Inc.	Goldman Sachs & Co.	Call	USD	67.37	5/29/13	4,400	(33,440)
Royal Dutch Shell Plc — ADR	Citigroup Global Markets, Inc.	Call	USD	67.62	5/29/13	2,800	(2,134)
Australia & New Zealand Banking Group Ltd.	JPMorgan Chase Securities	Call	AUD	28.67	5/30/13	7,600	(25,529)
Bristol-Myers Squibb Co.	Citigroup Global Markets, Inc.	Call	USD	39.41	5/30/13	15,400	(13,454)
The Home Depot, Inc.	Morgan Stanley & Co., Inc.	Call	USD	71.35	5/30/13	8,300	(19,475)
Power Assets Holdings Ltd.	JPMorgan Chase Securities	Call	HKD	74.48	5/30/13	42,000	(11,438)
Automatic Data Processing, Inc.	Citigroup Global Markets, Inc.	Call	USD	64.09	5/31/13	5,700	(19,992)
Dominion Resources, Inc.	Morgan Stanley & Co., Inc.	Call	USD	56.94	5/31/13	3,500	(16,590)
Kraft Foods Group, Inc.	Credit Suisse First Boston	Call	USD	51.76	6/03/13	900	(569)
AstraZeneca Plc	Goldman Sachs & Co.	Call	GBP	33.52	6/04/13	7,100	(5,263)
BASF SE	Goldman Sachs & Co.	Call	EUR	71.30	6/04/13	4,100	(9,558)
BHP Billiton Plc	Morgan Stanley & Co., Inc.	Call	GBP	19.38	6/04/13	5,700	(1,377)
3M Co.	Credit Suisse First Boston	Call	USD	108.91	6/05/13	4,900	(1,130)

See Notes to Financial Statements.

86	SEMI-ANNUAL REPORT	APRIL 30, 2013

Schedule of Investments (continued)	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)

•	Over-the-counter options written as of April 30, 2013 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
PepsiCo, Inc.	Deutsche Bank Securities Corp.	Call	USD	79.99	6/05/13	3,200	$(8,588)
Enbridge, Inc.	Citigroup Global Markets, Inc.	Call	CAD	46.79	6/06/13	5,000	(6,543)
Mondelez International, Inc. — Class A	Morgan Stanley & Co., Inc.	Call	USD	30.70	6/06/13	8,000	(9,485)
NextEra Energy, Inc.	Morgan Stanley & Co., Inc.	Call	USD	77.39	6/07/13	4,400	(20,416)
Abbott Laboratories	Credit Suisse First Boston	Call	USD	37.02	6/10/13	4,400	(3,305)
HCP, Inc. — REIT	Morgan Stanley & Co., Inc.	Call	USD	51.62	6/10/13	2,500	(4,200)
Total SA — ADR	Morgan Stanley & Co., Inc.	Call	USD	47.14	6/10/13	11,900	(39,900)
AT&T Inc.	Citigroup Global Markets, Inc.	Call	USD	38.90	6/12/13	13,000	(2,443)
British American Tobacco Plc	Banc of America Securities	Call	GBP	36.16	6/13/13	7,000	(7,016)
Iberdrola SA	Citigroup Global Markets, Inc.	Call	EUR	3.87	6/13/13	17,000	(6,391)
Wells Fargo & Co.	Citigroup Global Markets, Inc.	Call	USD	37.88	6/17/13	2,900	(1,682)
SAP AG — ADR	Morgan Stanley & Co., Inc.	Call	USD	75.28	6/18/13	2,300	(11,665)
Honeywell International, Inc.	Morgan Stanley & Co., Inc.	Call	USD	73.98	6/19/13	2,500	(2,858)
AbbVie, Inc.	Citigroup Global Markets, Inc.	Call	USD	43.36	6/26/13	4,200	(14,092)
Frontier Communications Corp.	Goldman Sachs & Co.	Call	USD	4.15	6/26/13	83,000	(13,276)
McDonald’s Corp.	Morgan Stanley & Co., Inc.	Call	USD	102.87	6/27/13	5,200	(6,608)
Dominion Resources, Inc.	Morgan Stanley & Co., Inc.	Call	USD	61.71	7/09/13	3,600	(2,574)
Hudson City Bancorp, Inc.	Morgan Stanley & Co., Inc.	Call	USD	8.39	7/09/13	11,000	(2,035)
Liberty Property Trust — REIT	Barclays Bank	Call	USD	43.04	7/09/13	1,500	(900)
Honeywell International, Inc.	Morgan Stanley & Co., Inc.	Call	USD	73.98	7/19/13	2,500	(4,323)
Total							$(596,731)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2013	87

Schedule of Investments (concluded)	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	$538,567	$2,999,590	—	$3,538,157
Belgium	110,187	351,629	—	461,816
Canada	2,553,613	—	—	2,553,613
France	1,497,152	1,183,465	—	2,680,617
Germany	877,178	1,531,738	—	2,408,916
Hong Kong	—	1,876,746	—	1,876,746
Italy	—	214,253	—	214,253
Japan	363,701	1,465,844	—	1,829,545
Netherlands	472,392	—	—	472,392
Singapore	—	862,970	—	862,970
Spain	—	231,354	—	231,354
Sweden	—	2,421,396	—	2,421,396
Switzerland	—	730,500	—	730,500
United Kingdom	1,322,126	4,081,622	—	5,403,748
United States	57,376,229	—	—	57,376,229
Short-Term Securities	3,450,193	—	—	3,450,193
Total	$68,561,338	$17,951,107	—	$86,512,445

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(298,647)	$(714,098)	—	$(1,012,745)
Foreign currency exchange contracts	(58)	—	—	(58)
Total	$(298,705)	$(714,098)	—	$(1,012,803)

[1]    Derivative financial instruments are foreign currency exchange contracts and options written. Foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument and options written are shown at value.

Certain of the Trust’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of April 30, 2013, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$12,362	—	—	$12,362
Foreign currency at value	40,391	—	—	40,391
Total	$52,753	—	—	$52,753

There were no transfers between levels during the six months ended April 30, 2013.

See Notes to Financial Statements.

88	SEMI-ANNUAL REPORT	APRIL 30, 2013

Schedule of Investments April 30, 2013 (Unaudited)	BlackRock Utility and Infrastructure Trust (BUI)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Construction & Engineering — 1.6%
Ferrovial SA	153,500	$2,539,267
Vinci SA	65,200	3,143,088

		5,682,355
Diversified Telecommunication Services — 6.4%
BT Group Plc	1,091,100	4,691,325
Swisscom AG	2,000	942,039
Telenor ASA	240,300	5,415,147
Verizon Communications, Inc. (a)	224,700	12,113,577

		23,162,088
Electric Utilities — 22.0%
American Electric Power Co., Inc.	98,100	5,045,283
Cia Energetica de Minas Gerais — ADR	371,500	4,766,345
Cleco Corp.	35,400	1,753,008
Duke Energy Corp.	113,468	8,532,794
E.ON SE	40,200	730,054
Edison International	121,900	6,558,220
EDP — Energias de Portugal SA	778,000	2,673,989
EDP — Energias do Brasil SA	657,900	4,014,974
Enel SpA (a)	604,300	2,337,059
Exelon Corp. (a)	67,400	2,528,174
Iberdrola SA	334,700	1,799,538
ITC Holdings Corp.	31,700	2,923,374
NextEra Energy, Inc. (a)	117,100	9,605,713
Northeast Utilities	70,400	3,191,232
NV Energy, Inc.	191,900	4,150,797
Pepco Holdings, Inc. (a)	101,100	2,284,860
Pinnacle West Capital Corp.	40,400	2,460,360
Power Assets Holdings Ltd.	270,400	2,644,192
PPL Corp.	77,100	2,573,598
Red Electrica Corp SA	17,000	904,258
The Southern Co. (a)	61,300	2,956,499
Spark Infrastructure Group	648,100	1,202,897
Terna Rete Elettrica Nazionale SpA (a)	233,300	1,091,992
Westar Energy, Inc.	86,300	3,017,048

		79,746,258
Gas Utilities — 0.9%
Snam SpA (a)	670,300	3,296,196
Independent Power Producers & Energy Traders — 5.2%
EDP Renovaveis SA (b)	310,500	1,618,309
Enel Green Power SpA (a)	790,000	1,685,244
NRG Energy, Inc. (a)	174,601	4,866,130
Tractebel Energia SA	603,300	10,722,653

		18,892,336
Machinery — 0.6%
Xylem, Inc.	81,100	2,250,525
Multi-Utilities — 15.5%
CenterPoint Energy, Inc.	73,300	1,809,044
CMS Energy Corp. (a)	261,800	7,838,292
Consolidated Edison, Inc. (a)	35,400	2,253,210
Dominion Resources, Inc. (a)	87,300	5,384,664
National Grid Plc	944,600	12,041,014
NorthWestern Corp.	67,500	2,903,850
PG&E Corp.	108,700	5,265,428
Public Service Enterprise Group, Inc.	154,101	5,641,638
Sempra Energy	73,800	6,114,330
Wisconsin Energy Corp.	110,900	4,983,846
Xcel Energy, Inc.	55,500	1,764,345

		55,999,661

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels — 18.0%
Access Midstream Partners LP	35,576	$1,468,222
Delek Logistics Partners LP	37,600	1,135,520
Enbridge, Inc.	150,100	7,144,760
Energy Transfer Partners LP	28,196	1,403,879
Enterprise Products Partners LP	109,977	6,670,105
EQT Midstream Partners LP	55,400	2,565,020
Genesis Energy LP	36,469	1,753,065
Kinder Morgan, Inc.	67,300	2,631,430
Magellan Midstream Partners LP	73,300	3,887,099
MarkWest Energy Partners LP	49,353	3,119,110
MPLX LP	60,300	2,307,681
ONEOK Partners LP	111,045	6,007,535
Pembina Pipeline Corp. (a)	81,800	2,685,122
Plains All American Pipeline LP	146,770	8,427,533
Rose Rock Midstream LP	18,300	720,654
Tesoro Logistics LP	88,100	5,250,760
TransCanada Corp. (a)	104,400	5,175,181
Western Gas Partners LP	23,114	1,397,472
Williams Partners LP	27,890	1,524,189

		65,274,337
Real Estate Investment Trusts (REITs) — 3.4%
American Tower Corp. — REIT (a)	148,700	12,489,309
Transportation Infrastructure — 12.4%
Abertis Infraestructuras SA	255,900	4,774,927
Aeroports de Paris	27,200	2,461,901
Atlantia SpA (a)	373,570	6,678,883
CCR SA	1,143,000	11,180,062
China Merchants Holdings International Co. Ltd.	641,000	2,033,417
Fraport AG Frankfurt Airport Services Worldwide	30,000	1,794,956
Gemina SpA (b)	1,653,430	3,161,156
Groupe Eurotunnel SA	191,300	1,602,756
Santos Brasil Participacoes SA	110,200	1,714,620
Sydney Airport	588,200	2,110,410
Transurban Group	1,038,800	7,348,790

		44,861,878
Water Utilities — 7.5%
American Water Works Co., Inc.	174,200	7,295,496
Aqua America, Inc.	45,100	1,431,023
Cia de Saneamento Basico do Estado de Sao Paulo	425,700	5,993,737
Cia de Saneamento de Minas Gerais — COPASA	331,100	7,628,994
Guangdong Investment Ltd.	4,360,000	4,221,243
Severn Trent Plc	24,500	694,356

		27,264,849
Wireless Telecommunication Services — 1.9%
Crown Castle International Corp. (b)	23,000	1,771,000
Rogers Communications, Inc., Class B (a)	66,600	3,284,882

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2013	89

Schedule of Investments (continued)	BlackRock Utility and Infrastructure Trust (BUI)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Wireless Telecommunication Services (concluded)
SBA Communications Corp., Class A (b)	23,200	$1,832,568

		6,888,450
Total Long-Term Investments (Cost — $ 296,054,079) — 95.4%		345,808,242

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (c)(d)	12,319,145	12,319,145
Total Short-Term Securities (Cost — $ 12,319,145) — 3.4%		12,319,145

Value
Total Investments Before Options Written (Cost — $308,373,224) — 98.8%	$358,127,387

Options Written
(Premiums Received — $2,178,471) — (1.5)%	(5,300,906)
Total Investments Net of Options Written — 97.3%	352,826,481
Other Assets Less Liabilities — 2.7%	9,750,914

Net Assets — 100.0%	$362,577,395

Notes to Schedule of Investments

(a)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

(d)	Investments in issuers considered to be an affiliate of the Trust during the six months ended April 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2012	Net Activity	Shares Held at April 30, 2013	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	7,229,592	5,089,553	12,319,145	$6,352	$214

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Foreign currency exchange contracts as of April 30, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	700,987	CAD	711,000	Goldman Sachs Group, Inc.	5/01/13	$(4,755)
USD	772,208	CAD	778,000	Citigroup Global Markets, Inc.	5/02/13	(38)
USD	10,531	EUR	8,000	Citigroup Global Markets, Inc.	5/02/13	(5)
USD	577,415	HKD	4,481,000	Citigroup Global Markets, Inc.	5/02/13	(23)
Total						$(4,821)

•	Exchange-traded options written as of April 30, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Atlantia SpA	Call	EUR	13.00	5/17/13	130	$(53,578)
Atlantia SpA	Call	EUR	13.50	5/17/13	94	(17,173)
Enel Green Power SpA	Call	EUR	1.65	5/17/13	62	(1,760)
Enel SpA	Call	EUR	2.90	5/17/13	120	(7,718)
Snam SpA	Call	EUR	3.80	5/17/13	21	(458)
Snam SpA	Call	EUR	3.90	5/17/13	9	(30)
Terna Rete Elettrica Nazionale SpA	Call	EUR	3.40	5/17/13	8	(8,966)
Terna Rete Elettrica Nazionale SpA	Call	EUR	3.50	5/17/13	8	(4,608)
American Tower Corp. — REIT	Call	USD	77.00	5/18/13	74	(51,726)

See Notes to Financial Statements.

90	SEMI-ANNUAL REPORT	APRIL 30, 2013

Schedule of Investments (continued)	BlackRock Utility and Infrastructure Trust (BUI)

•	Exchange-traded options written as of April 30, 2013 were as follows: (concluded)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Verizon Communications, Inc.	Call	USD	49.10	5/18/13	670	$(322,270)
American Tower Corp. — REIT	Call	USD	80.00	5/20/13	447	(189,975)
Dominion Resources, Inc.	Call	USD	57.50	5/20/13	40	(17,000)
Exelon Corp.	Call	USD	35.00	5/20/13	108	(27,000)
NRG Energy, Inc.	Call	USD	27.00	5/20/13	337	(38,755)
Rogers Communications, Inc., Class B	Call	CAD	50.50	5/20/13	224	(5,559)
Atlantia SpA	Call	EUR	13.00	6/21/13	15	(5,690)
Atlantia SpA	Call	EUR	13.50	6/21/13	21	(4,729)
Enel SpA	Call	EUR	3.10	6/21/13	290	(7,218)
Exelon Corp.	Call	USD	37.00	6/24/13	115	(11,500)
NRG Energy, Inc.	Call	USD	28.00	6/24/13	113	(9,605)
Pembina Pipeline Corp.	Call	CAD	32.00	6/24/13	270	(31,490)
TransCanada Corp.	Call	CAD	49.50	6/24/13	344	(47,804)
Total						$(864,612)

•	Over-the-counter options written as of April 30, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Cia Energetica de Minas Gerais — ADR	Citigroup Global Markets, Inc.	Call	USD	13.13	5/02/13	61,000	$(2,508)
EQT Midstream Partners LP	Citigroup Global Markets, Inc.	Call	USD	39.44	5/02/13	18,000	(123,462)
NorthWestern Corp.	Deutsche Bank Securities Corp.	Call	USD	37.59	5/02/13	26,300	(142,756)
SBA Communications Corp., Class A	Deutsche Bank Securities Corp.	Call	USD	73.98	5/02/13	7,600	(38,056)
American Water Works Co., Inc.	Deutsche Bank Securities Corp.	Call	USD	39.88	5/03/13	10,000	(20,020)
Edison International	Morgan Stanley & Co., Inc.	Call	USD	51.10	5/03/13	20,400	(55,080)
American Electric Power Co., Inc.	Morgan Stanley & Co., Inc.	Call	USD	48.18	5/06/13	18,800	(61,100)
PPL Corp.	Morgan Stanley & Co., Inc.	Call	USD	31.25	5/06/13	14,600	(31,098)
Wisconsin Energy Corp.	Morgan Stanley & Co., Inc.	Call	USD	40.85	5/06/13	36,500	(149,285)
China Merchants Holdings International Co. Ltd.	Citigroup Global Markets, Inc.	Call	HKD	27.93	5/07/13	206,000	(3)
Duke Energy Corp.	Morgan Stanley & Co., Inc.	Call	USD	70.17	5/07/13	14,000	(70,420)
Guangdong Investment Ltd.	JPMorgan Chase Securities	Call	HKD	7.00	5/07/13	1,438,000	(96,072)
Santos Brasil Participacoes SA	Credit Suisse First Boston	Call	BRL	30.43	5/07/13	12,100	(6,255)
Sempra Energy	Credit Suisse First Boston	Call	USD	76.51	5/07/13	21,400	(135,676)
American Electric Power Co., Inc.	Credit Suisse First Boston	Call	USD	46.78	5/08/13	13,500	(62,732)
Public Service Enterprise Group, Inc.	Morgan Stanley & Co., Inc.	Call	USD	32.25	5/08/13	6,000	(26,160)
American Water Works Co., Inc.	Citigroup Global Markets, Inc.	Call	USD	40.38	5/09/13	19,400	(29,567)
Northeast Utilities	UBS Securities LLC	Call	USD	42.63	5/09/13	5,500	(14,850)
Plains All American Pipeline LP	JPMorgan Chase Securities	Call	USD	54.01	5/09/13	10,000	(34,110)
Western Gas Partners LP	Goldman Sachs & Co.	Call	USD	57.99	5/09/13	7,500	(18,589)
Energy Transfer Partners LP	JPMorgan Chase Securities	Call	USD	46.55	5/10/13	9,000	(29,196)
NV Energy, Inc.	UBS Securities LLC	Call	USD	20.27	5/10/13	30,000	(41,225)
Pinnacle West Capital Corp.	JPMorgan Chase Securities	Call	USD	57.51	5/10/13	13,500	(45,819)
Access Midstream Partners LP	Morgan Stanley & Co., Inc.	Call	USD	39.79	5/13/13	9,000	(14,021)
Pepco Holdings, Inc.	Goldman Sachs & Co.	Call	USD	20.60	5/13/13	37,500	(75,000)
PPL Corp.	UBS Securities LLC	Call	USD	30.73	5/13/13	3,000	(7,950)
BT Group Plc	Morgan Stanley & Co., Inc.	Call	GBP	2.69	5/14/13	645,000	(118,291)
Edison International	Citigroup Global Markets, Inc.	Call	USD	50.81	5/14/13	20,700	(61,872)
National Grid Plc	Deutsche Bank Securities Corp.	Call	GBP	7.39	5/14/13	157,400	(199,357)
Severn Trent Plc	UBS Securities LLC	Call	GBP	16.22	5/14/13	8,100	(25,504)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2013	91

Schedule of Investments (continued)	BlackRock Utility and Infrastructure Trust (BUI)

•	Over-the-counter written as of April 30, 2013 were as follows: (continued)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Spark Infrastructure Group	Morgan Stanley & Co., Inc.	Call	AUD	1.68	5/14/13	213,000	$(24,995)
Vinci SA	Morgan Stanley & Co., Inc.	Call	EUR	36.30	5/14/13	21,600	(21,249)
American Water Works Co., Inc.	Citigroup Global Markets, Inc.	Call	USD	40.47	5/15/13	9,800	(14,649)
Cia de Saneamento Basico do Estado de Sao Paulo	Credit Suisse First Boston	Call	BRL	29.15	5/15/13	140,400	(15,715)
NV Energy, Inc.	Morgan Stanley & Co., Inc.	Call	USD	20.20	5/15/13	33,000	(48,333)
PG&E Corp.	Credit Suisse First Boston	Call	USD	43.01	5/15/13	36,000	(195,630)
Tesoro Logistics LP	Citigroup Global Markets, Inc.	Call	USD	54.29	5/15/13	14,500	(77,024)
Xcel Energy, Inc.	Morgan Stanley & Co., Inc.	Call	USD	30.60	5/17/13	18,300	(27,379)
Sempra Energy	Credit Suisse First Boston	Call	USD	77.31	5/22/13	2,900	(16,081)
CCR SA	Deutsche Bank Securities Corp.	Call	BRL	19.93	5/23/13	192,600	(34,540)
Cia de Saneamento de Minas Gerais — COPASA	Deutsche Bank Securities Corp.	Call	BRL	48.25	5/23/13	35,700	(4,955)
EDP — Energias do Brasil SA	Credit Suisse First Boston	Call	BRL	12.26	5/23/13	87,100	(15,161)
Santos Brasil Participacoes SA	Citigroup Global Markets, Inc.	Call	BRL	29.37	5/23/13	12,100	(12,987)
Tractebel Energia SA	Citigroup Global Markets, Inc.	Call	BRL	33.80	5/23/13	97,500	(110,239)
Crown Castle International Corp.	JPMorgan Chase Securities	Call	USD	72.47	5/24/13	7,500	(35,197)
Ferrovial SA	Citigroup Global Markets, Inc.	Call	EUR	12.69	5/28/13	50,700	(21,803)
National Grid Plc	Deutsche Bank Securities Corp.	Call	GBP	7.48	5/28/13	157,400	(176,680)
American Water Works Co., Inc.	Morgan Stanley & Co., Inc.	Call	USD	41.56	5/29/13	18,000	(16,604)
Delek Logistics Partners LP	JPMorgan Chase Securities	Call	USD	29.00	5/29/13	12,500	(17,482)
MPLX LP	Goldman Sachs & Co.	Call	USD	38.05	5/29/13	20,000	(26,507)
Access Midstream Partners LP	Morgan Stanley & Co., Inc.	Call	USD	39.79	5/30/13	9,000	(15,588)
CenterPoint Energy, Inc.	Morgan Stanley & Co., Inc.	Call	USD	24.05	5/30/13	24,100	(21,209)
China Merchants Holdings International Co. Ltd.	JPMorgan Chase Securities	Call	HKD	25.25	5/30/13	204,000	(16,666)
Kinder Morgan, Inc.	Banc of America Securities	Call	USD	39.95	5/30/13	22,000	(7,563)
Power Assets Holdings Ltd.	JPMorgan Chase Securities	Call	HKD	74.48	5/30/13	89,000	(24,239)
Sydney Airport	UBS Securities LLC	Call	AUD	3.38	5/30/13	194,100	(22,920)
Transurban Group	JPMorgan Chase Securities	Call	AUD	6.60	5/30/13	342,800	(87,132)
Williams Partners LP	UBS Securities LLC	Call	USD	53.50	5/30/13	10,000	(14,291)
Dominion Resources, Inc.	Morgan Stanley & Co., Inc.	Call	USD	56.94	5/31/13	14,300	(67,782)
Plains All American Pipeline LP	Deutsche Bank Securities Corp.	Call	USD	57.07	5/31/13	28,600	(26,261)
Westar Energy, Inc.	Deutsche Bank Securities Corp.	Call	USD	33.46	5/31/13	28,400	(42,572)
Cia Energetica de Minas Gerais — ADR	Citigroup Global Markets, Inc.	Call	USD	12.57	6/03/13	61,500	(35,343)
CMS Energy Corp.	Citigroup Global Markets, Inc.	Call	USD	28.11	6/03/13	86,000	(157,552)
Northeast Utilities	Morgan Stanley & Co., Inc.	Call	USD	43.23	6/03/13	17,800	(38,975)
Xylem, Inc.	Deutsche Bank Securities Corp.	Call	USD	27.67	6/03/13	21,700	(17,193)
Aeroports de Paris	Citigroup Global Markets, Inc.	Call	EUR	67.37	6/04/13	9,000	(25,133)
EDP Renovaveis SA	Citigroup Global Markets, Inc.	Call	EUR	3.81	6/04/13	102,400	(29,378)
Magellan Midstream Partners LP	Deutsche Bank Securities Corp.	Call	USD	53.25	6/04/13	12,000	(12,330)
Red Electrica Corp SA	Goldman Sachs & Co.	Call	EUR	38.62	6/04/13	5,600	(15,844)
Swisscom AG	Citigroup Global Markets, Inc.	Call	CHF	419.28	6/04/13	600	(12,364)
Tractebel Energia SA	UBS Securities LLC	Call	BRL	35.25	6/04/13	39,000	(28,381)
Aqua America, Inc.	Citigroup Global Markets, Inc.	Call	USD	30.55	6/05/13	36,000	(46,810)
Cleco Corp.	JPMorgan Chase Securities	Call	USD	47.84	6/05/13	11,600	(20,880)
MarkWest Energy Partners LP	Deutsche Bank Securities Corp.	Call	USD	61.36	6/05/13	16,200	(35,767)
The Southern Co.	Citigroup Global Markets, Inc.	Call	USD	47.14	6/05/13	20,200	(22,079)
Enbridge, Inc.	Deutsche Bank Securities Corp.	Call	USD	47.16	6/07/13	49,500	(44,548)
Genesis Energy LP	JPMorgan Chase Securities	Call	USD	45.88	6/07/13	12,000	(31,305)

See Notes to Financial Statements.

92	SEMI-ANNUAL REPORT	APRIL 30, 2013

Schedule of Investments (continued)	BlackRock Utility and Infrastructure Trust (BUI)

•	Over-the-counter options written as of April 30, 2013 were as follows: (continued)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
NextEra Energy, Inc.	Morgan Stanley & Co., Inc.	Call	USD	77.39	6/07/13	38,600	$(179,100)
Public Service Enterprise Group, Inc.	Credit Suisse First Boston	Call	USD	35.48	6/07/13	44,800	(51,645)
Consolidated Edison, Inc.	Morgan Stanley & Co., Inc.	Call	USD	61.61	6/10/13	11,500	(23,460)
EDP — Energias do Brasil SA	Credit Suisse First Boston	Call	BRL	12.24	6/10/13	87,100	(20,603)
EDP — Energias do Brasil SA	Deutsche Bank Securities Corp.	Call	BRL	11.98	6/10/13	45,000	(13,743)
Santos Brasil Participacoes SA	Deutsche Bank Securities Corp.	Call	BRL	30.40	6/10/13	6,100	(5,100)
Verizon Communications, Inc.	Credit Suisse First Boston	Call	USD	49.50	6/10/13	7,100	(31,311)
EDP — Energias de Portugal SA	Citigroup Global Markets, Inc.	Call	EUR	2.65	6/11/13	256,800	(17,074)
Groupe Eurotunnel SA	Banc of America Securities	Call	EUR	6.23	6/11/13	63,100	(19,258)
ONEOK Partners LP	Deutsche Bank Securities Corp.	Call	USD	57.47	6/11/13	34,400	(8,576)
ONEOK Partners LP	JPMorgan Chase Securities	Call	USD	56.98	6/11/13	2,200	(484)
Abertis Infraestructuras SA	Goldman Sachs & Co.	Call	EUR	13.14	6/13/13	84,500	(120,086)
Enterprise Products Partners LP	Deutsche Bank Securities Corp.	Call	USD	60.75	6/13/13	36,200	(36,167)
Iberdrola SA	Citigroup Global Markets, Inc.	Call	EUR	3.87	6/13/13	110,500	(41,544)
Telenor ASA	Goldman Sachs & Co.	Call	NOK	129.14	6/13/13	79,300	(32,275)
CCR SA	Deutsche Bank Securities Corp.	Call	BRL	20.48	6/17/13	95,000	(17,149)
Cia de Saneamento de Minas Gerais — COPASA	UBS Securities LLC	Call	BRL	48.58	6/17/13	37,900	(10,124)
Santos Brasil Participacoes SA	Credit Suisse First Boston	Call	BRL	30.59	6/17/13	6,100	(5,031)
Tesoro Logistics LP	Citigroup Global Markets, Inc.	Call	USD	54.29	6/17/13	14,500	(77,024)
Tractebel Energia SA	UBS Securities LLC	Call	BRL	36.66	6/17/13	62,500	(30,901)
Magellan Midstream Partners LP	Deutsche Bank Securities Corp.	Call	USD	53.25	6/18/13	12,000	(15,293)
Fraport AG Frankfurt Airport Services Worldwide	Citigroup Global Markets, Inc.	Call	EUR	45.40	6/19/13	9,900	(14,619)
Cia de Saneamento de Minas Gerais — COPASA	Deutsche Bank Securities Corp.	Call	BRL	48.01	6/26/13	35,700	(14,290)
PPL Corp.	Morgan Stanley & Co., Inc.	Call	USD	32.75	6/26/13	7,800	(5,867)
CCR SA	Deutsche Bank Securities Corp.	Call	BRL	20.09	6/27/13	89,600	(25,196)
Xylem, Inc.	UBS Securities LLC	Call	USD	27.85	6/28/13	5,000	(4,688)
Duke Energy Corp.	Credit Suisse First Boston	Call	USD	75.88	7/08/13	23,400	(15,617)
NRG Energy, Inc.	Goldman Sachs & Co.	Call	USD	27.49	7/08/13	12,600	(14,915)
Plains All American Pipeline LP	Deutsche Bank Securities Corp.	Call	USD	58.58	7/08/13	5,000	(3,840)
Dominion Resources, Inc.	Morgan Stanley & Co., Inc.	Call	USD	61.71	7/09/13	10,600	(7,579)
Plains All American Pipeline LP	Deutsche Bank Securities Corp.	Call	USD	58.58	7/24/13	5,000	(4,386)
Total							$(4,436,294)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2013	93

Schedule of Investments (concluded)	BlackRock Utility and Infrastructure Trust (BUI)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Construction & Engineering	—	$5,682,355	—	$5,682,355
Diversified Telecommunication Services	$12,113,577	11,048,511	—	23,162,088
Electric Utilities	67,266,537	12,479,721	—	79,746,258
Gas Utilities	3,296,196	—	—	3,296,196
Independent Power Producers & Energy Traders	15,588,783	3,303,553	—	18,892,336
Machinery	2,250,525	—	—	2,250,525
Multi-Utilities	43,958,647	12,041,014	—	55,999,661
Oil, Gas & Consumable Fuels	65,274,337	—	—	65,274,337
Real Estate Investment Trusts (REITs)	12,489,309	—	—	12,489,309
Transportation Infrastructure	12,894,682	31,967,196	—	44,861,878
Water Utilities	22,349,250	4,915,599	—	27,264,849
Wireless Telecommunication Services	6,888,450	—	—	6,888,450
Short-Term Securities	12,319,145	—	—	12,319,145
Total	$276,689,438	$81,437,949	—	$358,127,387

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(378,688)	$(4,922,218)	—	$(5,300,906)
Foreign currency exchange contracts	(4,821)	—	—	(4,821)
Total	$(383,509)	$(4,922,218)	—	$(5,305,727)

[1] Derivative financial instruments are foreign currency exchange contracts and options written. Foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument and options written are shown at value.

Certain of the Trust’s assets and liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of April 30, 2013, such assets and liabilites are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$415,253	—	—	$415,253
Foreign currency at value	56,660	—	—	56,660
Liabilities:
Cash received as collateral for options written	—	$(30,000)	—	(30,000)
Total	$471,913	$(30,000)	—	$441,913

There were no transfers between levels during the six months ended April 30, 2013.

See Notes to Financial Statements.

94	SEMI-ANNUAL REPORT	APRIL 30, 2013

Statements of Assets and Liabilities

April 30, 2013 (Unaudited)	BlackRock EcoSolutions Investment Trust (BQR)	BlackRock Energy and Resources Trust (BGR)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)	BlackRock Enhanced Equity Dividend Trust (BDJ)	BlackRock Global Opportunities Equity Trust (BOE)	BlackRock Health Sciences Trust (BME)

Assets
Investments at value — unaffiliated[1,2]	$113,167,673	$819,601,580	$603,908,034	$1,485,185,549	$1,085,571,587	$243,268,328
Investments at value — affiliated[3]	6,030,375	24,262,068	31,924,863	76,237,084	20,035,651	4,443,975
Cash	1,865,546	—	—	5,897,424	2,908,663	—
Cash pledged as collateral for options written	100,000	—	900,000	200,000	—	1,174,951
Foreign currency at value[4]	80,750	24	6,104	125,967	4,188,164	49,761
Investments sold receivable	205,140	11,373,903	22,177,902	48,341,695	18,888,142	5,753,040
Dividends receivable — affiliated	452	2,080	1,738	5,897	3,618	264
Unrealized appreciation on foreign currency exchange contracts	—	—	—	—	—	16
Dividends receivable	284,541	561,375	1,195,926	1,711,831	2,767,523	380,462
Other assets	6,950	35,152	12,003	93,008	1,048,641	16,175

Total assets	121,741,427	855,836,182	660,126,570	1,617,798,455	1,135,411,989	255,086,972

Liabilities
Bank overdraft	—	—	2,951,603	—	—	—
Investments purchased payable	—	9,745,915	5,530,489	29,860,241	11,868,657	3,694,830
Options written at value[5]	1,473,747	10,022,464	11,057,747	25,826,639	18,959,736	3,647,998
Collateral on securities loaned, at value	—	6,500	—	—	—	—
Cash received as collateral for options written	—	397,000	—	—	900,000	—
Investment advisory fees payable	116,240	806,563	437,175	1,021,856	886,749	201,247
Officer’s and Trustees’ fees payable	595	321,834	47,435	585,447	460,077	18,326
Unrealized depreciation on foreign currency exchange contracts	—	—	—	836	94	289
Other accrued expenses payable	110,450	241,905	195,303	368,882	445,198	110,161

Total liabilities	1,701,032	21,542,181	20,219,752	57,663,901	33,520,511	7,672,851

Net Assets	$120,040,395	$834,294,001	$639,906,818	$1,560,134,554	$1,101,891,478	$247,414,121

Net Assets Consist of
Paid-in capital	$180,442,276	$671,744,850	$761,471,377	$1,633,616,164	$1,229,456,515	$180,799,761
Distributions in excess of net investment income	(3,966,200)	(17,679,999)	(19,481,880)	(33,272,327)	(39,526,588)	(11,795,654)
Accumulated net realized gain (loss)	(62,723,062)	13,788,229	(143,040,236)	(233,416,593)	(204,293,463)	24,009,949
Net unrealized appreciation/depreciation	6,287,381	166,440,921	40,957,557	193,207,310	116,255,014	54,400,065

Net Assets	$120,040,395	$834,294,001	$639,906,818	$1,560,134,554	$1,101,891,478	$247,414,121

Net asset value[6,7]	$9.55	$28.03	$14.50	$8.69	$15.86	$31.98

[1] Investments at cost — unaffiliated	$106,563,780	$650,154,284	$559,283,203	$1,281,152,986	$965,818,824	$187,481,776
[2] Securities on loan at value	—	$910	—	—	—	—
[3] Investments at cost — affiliated	$6,030,375	$24,262,068	$31,924,863	$76,237,084	$20,035,651	$4,443,975
[4] Foreign currency at cost	$81,258	$22	$9,777	$124,814	$4,059,530	$49,502
[5] Premiums received	$1,159,044	$7,013,209	$7,424,954	$14,999,846	$14,369,571	$2,264,803
[6] Shares outstanding, unlimited number of shares authorized, $0.001 par value	12,564,457	29,766,217	—	179,482,756	69,483,161	7,737,048
[7] Shares outstanding, 200 million shares authorized, $0.10 par value	—	—	44,121,400	—	—	—

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2013	95

Statements of Assets and Liabilities (concluded)

April 30, 2013 (Unaudited)	BlackRock International Growth and Income Trust (BGY)	BlackRock Real Asset Equity Trust (BCF)	BlackRock Resources & Commodities Strategy Trust (BCX)[1]	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)	BlackRock Utility and Infrastructure Trust (BUI)

Assets
Investments at value — unaffiliated[2]	$947,148,590	$551,107,204	$606,772,676	$83,062,252	$345,808,242
Investments at value — affiliated[3]	15,189,301	30,302,399	34,574,081	3,450,193	12,319,145
Cash	2,150,467	14,994	7,143,548	12,362	415,253
Cash pledged as collateral for options written	2,587,000	—	—	—	—
Foreign currency at value[4]	1,835,803	17,395	371,171	40,391	56,660
Investments sold receivable	6,818,177	5,680,002	2,690,510	1,354,538	10,232,852
Dividends receivable — affiliated	976	2,331	2,529	304	896
Unrealized appreciation on foreign currency exchange contracts	11,958	—	—	—	—
Dividends receivable	4,367,746	1,165,193	833,222	269,353	1,279,429
Other assets	77,947	380,833	13,424	9,072	6,698

Total assets	980,187,965	588,670,351	652,401,161	88,198,465	370,119,175

Liabilities
Investments purchased payable	6,453,043	—	—	1,006,723	1,743,732
Options written at value[5]	17,250,586	4,422,630	4,553,969	1,012,745	5,300,906
Cash received as collateral for options written	50,000	828,711	448,000	—	30,000
Investment advisory fees payable	765,218	522,963	520,905	51,797	290,426
Officer’s and Trustees’ fees payable	413,244	260,316	5,418	14,976	3,480
Unrealized depreciation on foreign currency exchange contracts	87	87	12,753	58	4,821
Other accrued expenses payable	391,408	251,649	274,139	164,458	168,415

Total liabilities	25,323,586	6,286,356	5,815,184	2,250,757	7,541,780

Net Assets	$954,864,379	$582,383,995	$646,585,977	$85,947,708	$362,577,395

Net Assets Consist of
Paid-in capital	$1,476,621,277	$665,020,294	$813,373,637	$82,951,843	$319,013,368
Distributions in excess of net investment income	(29,297,601)	(26,229,760)	(24,808,925)	(1,888,353)	(6,383,429)
Accumulated net realized gain (loss)	(597,380,938)	(101,633,817)	(131,511,166)	(1,317,447)	3,308,377
Net unrealized appreciation/depreciation	104,921,641	45,227,278	(10,467,569)	6,201,665	46,639,079

Net Assets	$954,864,379	$582,383,995	$646,585,977	$85,947,708	$362,577,395

Net asset value[6]	$8.68	$10.19	$13.88	$14.25	$21.45

[1] Consolidated Statement of Assets and Liabilities
[2] Investments at cost — unaffiliated	$836,661,912	$507,427,694	$617,517,959	$76,429,745	$296,054,079
[3] Investments at cost — affiliated	$15,189,301	$30,302,399	$34,574,081	$3,450,193	$12,319,145
[4] Foreign currency at cost	$1,823,849	$17,307	$371,167	$40,146	$56,496
[5] Premiums received	$11,758,694	$5,614,413	$4,832,439	$580,729	$2,178,471
[6] Shares outstanding, unlimited number of shares authorized, $0.001 par value	109,989,277	57,173,280	46,575,310	6,033,028	16,906,964

See Notes to Financial Statements.

96	SEMI-ANNUAL REPORT	APRIL 30, 2013

Statements of Operations

Six Months Ended April 30, 2013 (Unaudited)	BlackRock EcoSolutions Investment Trust (BQR)	BlackRock Energy and Resources Trust (BGR)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)	BlackRock Enhanced Equity Dividend Trust (BDJ)	BlackRock Global Opportunities Equity Trust (BOE)	BlackRock Health Sciences Trust (BME)

Investment Income
Dividends — unaffiliated	$1,493,389	$6,236,849	$9,973,858	$24,266,070	$10,745,804	$2,087,822
Foreign taxes withheld	(113,713)	(239,155)	(141,225)	(360,777)	(472,093)	(107,933)
Dividends — affiliated	4,471	13,590	15,738	50,687	28,309	5,012
Securities lending — affiliated	878	1,322	—	202	—	538

Total income	1,385,025	6,012,606	9,848,371	23,956,182	10,302,020	1,985,439

Expenses
Investment advisory	703,154	4,773,917	2,637,047	6,091,687	5,272,948	1,136,727
Custodian	57,506	60,339	39,205	130,778	151,077	57,075
Professional	32,537	60,706	97,412	63,209	89,233	34,591
Transfer agent	18,950	60,628	34,117	100,738	86,494	19,204
Printing	4,346	22,225	7,857	42,923	29,850	7,126
Registration	6,376	5,992	7,623	13,253	8,559	4,502
Officer and Trustees	4,978	56,139	30,158	104,919	73,633	11,274
Insurance	3,049	17,340	8,821	24,808	15,931	4,284
Miscellaneous	18,714	10,219	4,431	24,006	37,954	8,776

Total expenses	849,610	5,067,505	2,866,671	6,596,321	5,765,679	1,283,559
Less fees waived by advisor	(2,743)	(70,068)	(9,260)	(30,300)	(17,572)	(2,834)

Total expenses after fees waived	846,867	4,997,437	2,857,411	6,566,021	5,748,107	1,280,725

Net investment income	538,158	1,015,169	6,990,960	17,390,161	4,553,913	704,714

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	(285,446)	28,346,650	7,141,579	15,518,412	19,561,820	16,174,422
Capital gain distributions received from affiliated investment companies	77	108	347	660	395	44
Options written	1,108,762	14,006,774	12,400,200	24,837,447	12,888,293	1,350,971
Foreign currency transactions	9,757	(23,725)	(70,958)	(13,162)	(395,041)	(1,285)

	833,150	42,329,807	19,471,168	40,343,357	32,055,467	17,524,152

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	8,918,664	50,509,740	23,166,579	77,200,977	74,736,756	23,842,255
Investments — affiliated	—	(447,115)	—	—	—	—
Options written	(609,441)	(7,464,153)	(5,874,915)	(14,644,889)	(7,272,598)	(1,416,507)
Foreign currency translations	(1,708)	4,430	(31,279)	4,081	(83,214)	966

	8,307,515	42,602,902	17,260,385	62,560,169	67,380,944	22,426,714

Total realized and unrealized gain	9,140,665	84,932,709	36,731,553	102,903,526	99,436,411	39,950,866

Net Increase in Net Assets Resulting from Operations	$9,678,823	$85,947,878	$43,722,513	$120,293,687	$103,990,324	$40,655,580

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2013	97

Statements of Operations (concluded)

Six Months Ended April 30, 2013 (Unaudited)	BlackRock International Growth and Income Trust (BGY)	BlackRock Real Asset Equity Trust (BCF)	BlackRock Resources & Commodities Strategy Trust (BCX)[1]	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)	BlackRock Utility and Infrastructure Trust (BUI)

Investment Income
Dividends — unaffiliated	$14,369,280	$6,122,548	$8,162,659	$1,548,757	$6,793,259
Foreign taxes withheld	(920,269)	(167,099)	(454,851)	(46,852)	(148,897)
Dividends — affiliated	6,767	18,311	8,579	2,103	6,352
Securities lending — affiliated	—	3,962	—	—	—

Total income	13,455,778	5,977,722	7,716,387	1,504,008	6,650,714

Expenses
Investment advisory	4,630,694	3,687,994	4,037,812	305,635	1,692,855
Custodian	139,769	83,822	74,726	51,538	56,266
Professional	76,613	61,334	61,137	27,031	65,653
Officer and Trustees	68,018	45,291	31,790	4,937	16,059
Transfer agent	76,673	60,042	50,333	12,044	23,500
Printing	25,433	18,048	2,569	3,538	10,491
Insurance	25,827	17,618	9,189	902	4,238
Registration	20,917	12,004	9,132	1,196	5,449
Licensing	—	—	—	61,127	—
Miscellaneous	46,645	17,897	18,458	20,448	4,202

Total expenses	5,110,589	4,004,050	4,295,146	488,396	1,878,713
Less fees waived by advisor	(4,062)	(318,651)	(678,792)	(1,378)	(4,075)

Total expenses after fees waived	5,106,527	3,685,399	3,616,354	487,018	1,874,638

Net investment income	8,349,251	2,292,323	4,100,033	1,016,990	4,776,076

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	33,104,899	(15,392,365)	(69,869,594)	2,346,106	5,983,457
Capital gain distributions received from affiliated investment companies	108	306	142	19	214
Options written	1,057,982	10,145,589	12,961,773	784,649	2,343,252
Foreign currency transactions	(397,109)	33,220	(71,348)	12,041	44,224

	33,765,880	(5,213,250)	(56,979,027)	3,142,815	8,371,147

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	42,579,705	(19,545,948)	9,102,350	4,160,295	22,640,329
Investments — affiliated	—	—	(447,115)	—	—
Options written	(3,388,215)	(629,011)	(196,596)	(666,693)	(2,899,696)
Foreign currency translations	475	6,226	4,066	3,985	7,869

	39,191,965	(20,168,733)	8,462,705	3,497,587	19,748,502

Total realized and unrealized gain (loss)	72,957,845	(25,381,983)	(48,516,322)	6,640,402	28,119,649

Net Increase (Decrease) in Net Assets Resulting from Operations	$81,307,096	$(23,089,660)	$(44,416,289)	$7,657,392	$32,895,725

[1]	Consolidated Statement of Operations.

See Notes to Financial Statements.

98	SEMI-ANNUAL REPORT	APRIL 30, 2013

Statements of Changes in Net Assets

	BlackRock EcoSolutions Investment Trust (BQR)		BlackRock Energy and Resources Trust (BGR)
Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Operations
Net investment income	$538,158	$1,050,708	$1,015,169	$3,949,494
Net realized gain (loss)	833,150	(10,096,552)	42,329,807	17,530,915
Net change in unrealized appreciation/depreciation	8,307,515	17,094,270	42,602,902	(39,725,443)

Net increase (decrease) in net assets resulting from operations	9,678,823	8,048,426	85,947,878	(18,245,034)

Dividends and Distributions to Shareholders From
Net investment income	(4,504,358)	(875,247)[1]	(24,110,635)	(854,435)[1]
Net realized gains	—	—	—	(42,914,124)[1]
Tax return of capital	—	(10,214,472)[1]	—	(8,858,114)[1]

Decrease in net assets resulting from dividends and distributions to shareholders	(4,504,358)	(11,089,719)	(24,110,635)	(52,626,673)

Capital Share Transactions
Reinvestment of dividends	—	410,321	—	—

Net Assets
Total increase (decrease) in net assets	5,174,465	(2,630,972)	61,837,243	(70,871,707)
Beginning of period	114,865,930	117,496,902	772,456,758	843,328,465

End of period	$120,040,395	$114,865,930	$834,294,001	$772,456,758

Undistributed (distributions in excess of) net investment income	$(3,966,200)	—	$(17,679,999)	$5,415,467

[1]	Dividends and distributions are determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2013	99

Statements of Changes in Net Assets (continued)

	BlackRock Enhanced Capital and Income Fund, Inc. (CII)		BlackRock Enhanced Equity Dividend Trust (BDJ)
Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Operations
Net investment income	$6,990,960	$14,639,943	$17,390,161	$26,040,412
Net realized gain (loss)	19,471,168	(26,063,030)	40,343,357	9,034,889
Net change in unrealized appreciation/depreciation	17,260,385	82,820,459	62,560,169	71,225,395

Net increase in net assets resulting from operations	43,722,513	71,397,372	120,293,687	106,300,696

Dividends and Distributions to Shareholders From
Net investment income	(26,472,840)	(23,479,014)[1]	(50,255,172)	(60,552,719)[1]
Net realized gains	—	(5,739,106)[1]	—	—
Tax return of capital	—	(31,669,412)[1]	—	(43,164,839)[1]

Decrease in net assets resulting from dividends and distributions to shareholders	(26,472,840)	(60,887,532)	(50,255,172)	(103,717,558)

Capital Share Transactions
Net proceeds from the issuance of shares due to reorganization	—	—	—	911,800,774
Refund of offering costs previously charged to paid-in capital	—	2,075	—	—

Net increase in net assets derived from shares transactions	—	2,075	—	911,800,774

Net Assets
Total increase in net assets	17,249,673	10,511,915	70,038,515	914,383,912
Beginning of period	622,657,145	612,145,230	1,490,096,039	575,712,127

End of period	$639,906,818	$622,657,145	$1,560,134,554	$1,490,096,039

Distributions in excess of net investment income	$(19,481,880)	—	$(33,272,327)	$(407,316)

[1]	Dividends and distributions are determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

100	SEMI-ANNUAL REPORT	APRIL 30, 2013

Statements of Changes in Net Assets (continued)

	BlackRock Global Opportunities Equity Trust (BOE)		BlackRock Health Sciences Trust (BME)
Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Operations
Net investment income	$4,553,913	$14,057,419	$704,714 $	613,888
Net realized gain (loss)	32,055,467	(38,872,891)	17,524,152	17,445,175
Net change in unrealized appreciation/depreciation	67,380,944	88,118,894	22,426,714	14,085,220

Net increase in net assets resulting from operations	103,990,324	63,303,422	40,655,580	32,144,283

Dividends and Distributions to Shareholders From
Net investment income	(43,308,854)	(14,977,529)[1]	(12,485,939)	(624,091)[1]
Net realized gains	—	—	—	(18,501,614)[1]
Tax return of capital	—	(121,035,759)[1]	—

Decrease in net assets resulting from dividends and distributions to shareholders	(43,308,854)	(136,013,288)	(12,485,939)	(19,125,705)

Capital Share Transactions
Reinvestment of dividends	—	—	867,486	2,683,786

Net Assets
Total increase (decrease) in net assets	60,681,470	(72,709,866)	29,037,127	15,702,364
Beginning of period	1,041,210,008	1,113,919,874	218,376,994	202,674,630

End of period	$1,101,891,478	$1,041,210,008	$247,414,121	$218,376,994

Distributions in excess of net investment income	$(39,526,588)	$(771,647)	$(11,795,654)	$(14,429)

[1]	Dividends and distributions are determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2013	101

Statements of Changes in Net Assets (continued)

	BlackRock International Growth and Income Trust (BGY)		BlackRock Real Asset Equity Trust (BCF)
Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Operations
Net investment income	$8,349,251	$17,861,406	$2,292,323	$7,068,267
Net realized gain (loss)	33,765,880	(84,518,379)	(5,213,250)	(5,184,927)
Net change in unrealized appreciation/depreciation	39,191,965	122,238,455	(20,168,733)	(23,716,362)

Net increase (decrease) in net assets resulting from operations	81,307,096	55,581,482	(23,089,660)	(21,833,022)

Dividends and Distributions to Shareholders From
Net investment income	(36,923,400)	(19,807,805)[1]	(25,327,763)	(7,129,605)[1]
Net realized gains	—	—	—	(31,346,558)[1]
Tax return of capital	—	(84,445,531)[1]	—	(20,806,811)[1]

Decrease in net assets resulting from dividends and distributions to shareholders	(36,923,400)	(104,253,336)	(25,327,763)	(59,282,974)

Net Assets
Total increase (decrease) in net assets	44,383,696	(48,671,854)	(48,417,423)	(81,115,996)
Beginning of period	910,480,683	959,152,537	630,801,418	711,917,414

End of period	$954,864,379	$910,480,683	$582,383,995	$630,801,418

Distributions in excess of net investment income	$(29,297,601)	$(723,452)	$(26,229,760)	$(3,194,320)

[1]	Dividends and distributions are determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

102	SEMI-ANNUAL REPORT	APRIL 30, 2013

Statements of Changes in Net Assets (continued)

	BlackRock Resources & Commodities Strategy Trust (BCX)[1]		BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)
Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Operations
Net investment income	$4,100,033	$8,289,984	$1,016,990	$2,016,089
Net realized gain (loss)	(56,979,027)	(68,386,990)	3,142,815	1,328,916
Net change in unrealized appreciation/depreciation	8,462,705	59,526,289	3,497,587	3,407,312

Net increase (decrease) in net assets resulting from operations	(44,416,289)	(570,717)	7,657,392	6,752,317

Dividends and Distributions to Shareholders From
Net investment income	(27,013,680)	(11,939,675)[2]	(2,895,853)	(4,064,398)[2]
Net realized gains	—	(365,560)[2]	—	(3,597,548)[2]
Tax return of capital	—	(52,900,199)[2]	—

Decrease in net assets resulting from dividends and distributions to shareholders	(27,013,680)	(65,205,434)	(2,895,853)	(7,661,946)

Net Assets
Total increase (decrease) in net assets	(71,429,969)	(65,776,151)	4,761,539	(909,629)
Beginning of period	718,015,946	783,792,097	81,186,169	82,095,798

End of period	$646,585,977	$718,015,946	$85,947,708	$81,186,169

Distributions in excess of net investment income	$(24,808,925)	$(1,895,278)	$(1,888,353)	$(9,490)

[1]	Consolidated Statement of Changes in Net Assets.
[2]	Dividends and distributions are determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2013	103

Statements of Changes in Net Assets (concluded)

	BlackRock Utility and Infrastructure Trust (BUI)
Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2013 (Unaudited)	Period November 25, 2011[1] to October 31, 2012

Operations
Net investment income	$4,776,076	$8,992,956
Net realized gain	8,371,147	2,161,997
Net change in unrealized appreciation/depreciation	19,748,502	26,890,577

Net increase in net assets resulting from operations	32,895,725	38,045,530

Dividends and Distributions to Shareholders From
Net investment income	(12,257,549)	(8,210,424)[2]
Net realized gains	—	(6,968,606)[2]
Tax return of capital	—	(3,207,293)[2]

Decrease in net assets resulting from dividends and distributions to shareholders	(12,257,549)	(18,386,323)

Capital Share Transactions
Net proceeds from the issuance of shares	—	295,596,012
Net proceeds from the underwriters’ over allotment option exercised	—	26,684,000

Net increase in net assets derived from shares transactions	—	322,280,012

Net Assets
Total increase in net assets	20,638,176	341,939,219
Beginning of period	341,939,219	—

End of period	$362,577,395	$341,939,219

Undistributed (distributions in excess of) net investment income	$(6,383,429)	$1,098,044

[1]	Commencement of Operations.
[2]	Dividends and distributions are determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

104	SEMI-ANNUAL REPORT	APRIL 30, 2013

Statements of Cash Flows

Six Months Ended April 30, 2013 (Unaudited)	BlackRock EcoSolutions Investment Trust (BQR)	BlackRock Energy and Resources Trust (BGR)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)	BlackRock Enhanced Equity Dividend Trust (BDJ)

Cash Provided by Operating Activities
Net increase in net assets resulting from operations	$9,678,823	$85,947,878	$43,722,513	$120,293,687
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by operating activities:
Decrease (increase) in dividends receivable — affiliated	489	(1,417)	1,169	2,427
Decrease (increase) in dividends receivable	(145,941)	370,424	(545,534)	224,533
Decrease in securities lending income receivable — affiliated	2,078	1,299	—	578
Increase in other assets	(47)	(3,472)	(6,687)	(63,049)
Decrease (increase) in cash pledged as collateral for options written	—	—	(900,000)	400,000
Increase (decrease) in investment advisory fees payable	(124)	45,043	(17,250)	(3,181)
Decrease in collateral on securities loaned at value	(1,554,150)	(13,656,821)	—	(4,054,445)
Increase (decrease) in officer’s and trustees’ fees payable	(614)	34,578	13,423	64,246
Increase (decrease) in cash received as collateral for options written	—	397,000	(510,420)	(1,500,000)
Increase (decrease) in other accrued expenses payable	(32,874)	14,471	39,905	(56,735)
Net realized and unrealized (gain) loss on investments and options written	(9,132,616)	(84,952,004)	(36,833,790)	(102,911,938)
Premiums received from options written	3,809,272	27,649,930	28,217,529	54,033,226
Premiums paid on closing options written	(1,448,597)	(5,261,942)	(3,024,494)	(3,512,444)
Proceeds from sales of long-term investments	59,564,935	552,267,428	795,449,447	1,555,276,891
Purchases of long-term investments	(58,729,516)	(532,718,196)	(793,349,334)	(1,602,475,316)
Net (purchases) sales of short-term securities	2,742,700	(6,025,940)	(8,735,076)	40,442,456

Cash provided by operating activities	4,753,818	24,108,259	23,521,401	56,160,936

Cash Used for Financing Activities
Increase in bank overdraft	—	—	2,951,603	—
Cash dividends paid to shareholders	(4,504,358)	(24,110,635)	(26,472,840)	(50,255,172)

Cash used for financing activities	(4,504,358)	(24,110,635)	(23,521,237)	(50,255,172)

Cash and Foreign Currency
Net increase (decrease) in cash and foreign currency	249,460	(2,376)	164	5,905,764
Cash and foreign currency at beginning of period	1,696,836	2,400	5,940	117,627

Cash and foreign currency at end of period	$1,946,296	$24	$6,104	$6,023,391

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2013	105

Statements of Cash Flows (continued)

Six Months Ended April 30, 2013 (Unaudited)	BlackRock Global Opportunities Equity Trust (BOE)	BlackRock Health Sciences Trust (BME)	BlackRock International Growth and Income Trust (BGY)	BlackRock Real Asset Equity Trust (BCF)

Cash Provided by Operating Activities
Net increase (decrease) in net assets resulting from operations	$103,990,324	$40,655,580	$81,307,096	$(23,089,660)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by operating activities:
Decrease in dividends receivable — affiliated	3,834	735	1,302	1,417
Increase in dividends receivable	(1,385,597)	(144,196)	(2,433,793)	(314,342)
Decrease in securities lending income receivable — affiliated	—	1,463	—	10,847
Increase in other assets	(234,690)	(6,222)	(15,150)	(80,208)
Decrease (increase) in cash pledged as collateral for options written	410,000	(1,174,951)	2,804,000	—
Increase (decrease) in investment advisory fees payable	2,687	12,864	(4,568)	(63,824)
Decrease in collateral on securities loaned at value	—	(4,185,923)	—	(3,731,016)
Increase in officer’s and trustees’ fees payable	45,309	480	42,858	28,558
Increase in cash received as collateral for options written	900,000	—	50,000	828,711
Decrease in other accrued expenses payable	(10,265)	(26,353)	(34,922)	(1,952)
Net realized and unrealized (gain) loss on investments and options written	(99,641,619)	(39,951,974)	(73,366,350)	25,519,330
Premiums received from options written	50,912,711	6,824,503	46,137,490	19,388,227
Premiums paid on closing options written	(15,962,012)	(2,379,893)	(28,564,029)	(5,623,642)
Proceeds from sales of long-term investments	1,434,875,918	265,363,936	1,409,923,428	234,213,039
Purchases of long-term investments	(1,468,936,942)	(257,090,529)	(1,394,924,233)	(222,066,946)
Net (purchases) sales of short-term securities	34,926,526	3,766,887	(4,024,203)	156,544

Cash provided by operating activities	39,896,184	11,666,407	36,898,926	25,175,083

Cash Used for Financing Activities
Cash dividends paid to shareholders	(43,308,854)	(11,618,453)	(36,923,400)	(25,327,763)

Cash and Foreign Currency
Net increase (decrease) in cash and foreign currency	(3,412,670)	47,954	(24,474)	(152,680)
Cash and foreign currency at beginning of period	10,509,497	1,807	4,010,744	185,069

Cash and foreign currency at end of period	$7,096,827	$49,761	$3,986,270	$32,389

Non-Cash Financing Activities
Capital shares issued in reinvestment of dividends paid to shareholders	—	$867,486	—	—

See Notes to Financial Statements.

106	SEMI-ANNUAL REPORT	APRIL 30, 2013

Statements of Cash Flows (concluded)

Six Months Ended April 30, 2013 (Unaudited)	BlackRock Resources & Commodities Strategy Trust (BCX)[1]	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)	BlackRock Utility and Infrastructure Trust (BUI)

Cash Provided by Operating Activities
Net increase (decrease) in net assets resulting from operations	$(44,416,289)	$7,657,392	$32,895,725
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by operating activities:
Decrease (increase) in dividends receivable — affiliated	(2,116)	60	666
Decrease (increase) in dividends receivable	481,638	(113,559)	(164,059)
Decrease in other assets	(13,424)	(2,754)	(6,698)
Increase in cash pledged as collateral for options written	211,452	—	—
Increase (decrease) in investment advisory fees payable	(90,232)	(113)	2,764
Increase (decrease) in officer’s and trustees’ fees payable	58	1,039	(154)
Increase in cash received as collateral for options written	448,000	—	30,000
Increase (decrease) in other accrued expenses payable	(44,871)	(55,433)	2,171
Net realized and unrealized (gain) loss on investments and options written	48,461,793	(6,624,327)	(28,062,752)
Premiums received from options written	19,910,640	2,012,083	7,308,906
Premiums paid on closing options written	(3,517,724)	(406,860)	(2,655,209)
Proceeds from sales of long-term investments	689,442,102	50,504,608	242,109,905
Purchases of long-term investments	(649,781,273)	(49,235,160)	(233,695,028)
Net purchases of short-term securities	(27,313,902)	(826,818)	(5,089,339)

Cash provided by operating activities	33,775,852	2,910,158	12,676,898

Cash Used for Financing Activities
Decrease in bank overdraft on foreign currency at value	(18,412)	—	—
Cash dividends paid to shareholders	(27,013,680)	(2,895,853)	(12,257,549)

Cash used for financing activities	(27,032,092)	(2,895,853)	(12,257,549)

Cash and Foreign Currency
Net increase in cash and foreign currency	6,743,760	14,305	419,349
Cash and foreign currency at beginning of period	770,959	38,448	52,564

Cash and foreign currency at end of period	$7,514,719	$52,753	$471,913

[1]	Consolidated Statement of Cash Flows.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2013	107

Financial Highlights	BlackRock EcoSolutions Investment Trust (BQR)

		Year Ended October 31,
	Six Months Ended April 30, 2013 (Unaudited)	2012	2011	2010	2009	2008

Per Share Operating Performance
Net asset value, beginning of period	$9.14	$9.38	$10.65	$10.56	$10.23	$20.31

Net investment income[1]	0.04	0.08	0.10	0.05	0.06	0.03
Net realized and unrealized gain (loss)	0.73	0.56	(0.30)	1.24	1.78	(8.51)

Net increase (decrease) from investment operations	0.77	0.64	(0.20)	1.29	1.84	(8.48)

Dividends and distributions from:
Net investment income	(0.36)[2]	(0.07)[3]	(0.11)[3]	(0.05)[3]	(0.07)[3]	(0.02)[3]
Net realized gain	—	—	—	—	(0.09)[3]	(1.58)[3]
Tax return of capital	—	(0.81)[3]	(0.96)[3]	(1.15)[3]	(1.35)[3]	—

Total dividends and distributions	(0.36)	(0.88)	(1.07)	(1.20)	(1.51)	(1.60)

Net asset value, end of period	$9.55	$9.14	$9.38	$10.65	$10.56	$10.23

Market price, end of period	$8.90	$8.66	$8.58	$11.69	$10.23	$9.20

Total Investment Return[4]
Based on net asset value	8.78%[5]	7.77%	(2.13)%	13.04%	19.64%	(43.99)%

Based on market price	6.99%[5]	11.63%	(18.45)%	28.08%	28.88%	(48.20)%

Ratios to Average Net Assets
Total expenses	1.47%[6]	1.44%	1.40%	1.45%	1.51%	1.36%

Total expenses after fees waived and paid indirectly	1.47%[6]	1.43%	1.40%	1.45%	1.50%	1.35%

Net investment income	0.93%[6]	0.92%	0.98%	0.47%	0.65%	0.38%

Supplemental Data
Net assets, end of period (000)	$120,040	$114,866	$117,497	$131,002	$127,025	$120,282

Portfolio turnover	53%	107%	86%	124%	62%	45%

[1]	Based on average shares outstanding.

[2]	A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]

Total investment returns based on market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

108	SEMI-ANNUAL REPORT	APRIL 30, 2013

Financial Highlights	BlackRock Energy and Resources Trust (BGR)

	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$25.95	$28.33	$25.87	$23.81	$20.71	$37.60

Net investment income[1]	0.03	0.13	0.06	0.26	0.41	1.18
Net realized and unrealized gain (loss)	2.86	(0.74)	4.02	3.42	4.32	(14.63)

Net increase (decrease) from investment operations	2.89	(0.61)	4.08	3.68	4.73	(13.45)

Dividends and distributions from:
Net investment income	(0.81)[2]	(0.03)[3]	(0.24)[3]	(0.17)[3]	(0.47)[3]	(0.96)[3]
Net realized gain	—	(1.44)[3]	(1.38)[3]	(1.45)[3]	(0.19)[3]	(2.48)[3]
Tax return of capital	—	(0.30)[3]	—	—	(0.97)[3]	—

Total dividends and distributions	(0.81)	(1.77)	(1.62)	(1.62)	(1.63)	(3.44)

Net asset value, end of period	$28.03	$25.95	$28.33	$25.87	$23.81	$20.71

Market price, end of period	$25.64	$24.28	$26.54	$25.36	$22.18	$17.99

Total Investment Return[4]
Based on net asset value	11.56%[5]	(1.76)%	16.09%	15.89%	25.54%	(38.15)%

Based on market price	9.06%[5]	(1.88)%	10.95%	21.95%	34.63%	(37.14)%

Ratios to Average Net Assets
Total expenses	1.31%[6]	1.28%	1.26%	1.27%	1.30%	1.27%

Total expenses after fees waived	1.29%[6]	1.22%	1.15%	1.11%	1.10%	1.07%

Net investment income	0.26%[6]	0.50%	0.19%	1.04%	1.77%	1.38%

Supplemental Data
Net assets, end of period (000)	$834,294	$772,457	$843,328	$769,976	$708,589	$616,479

Portfolio turnover	69%	86%	111%	80%	62%	54%

[1]	Based on average shares outstanding.

[2]	A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]

Total investment returns based on market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2013	109

Financial Highlights	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

	Six Months Ended April 30. 2013 (Unaudited)	Year Ended October 31,				Period January 1, 2008 to October 31, 2008	Year Ended December 31, 2007
		2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$14.11	$13.87	$14.53	$14.40	$13.78	$21.36	$22.91

Net investment income[1]	0.16	0.33	0.35	0.31	0.29	0.23	0.31
Net realized and unrealized gain (loss)	0.83	1.29	0.68	1.76	2.27	(6.36)	0.58

Net increase (decrease) from investment operations	0.99	1.62	1.03	2.07	2.56	(6.13)	0.89

Dividends and distributions from:
Net investment income	(0.60)[2]	(0.53)[3]	(0.58)[3]	(0.31)[3]	(0.29)[3]	(0.23)[3]	(0.34)[3]
Net realized gain	—	(0.13)[3]	(1.11)[3]	(1.33)[3]	(1.19)[3]	(0.62)[3]	(2.10)[3]
Tax return of capital	—	(0.72)[3]	—	(0.30)[3]	(0.46)[3]	(0.60)[3]	—

Total dividends and distributions	(0.60)	(1.38)	(1.69)	(1.94)	(1.94)	(1.45)	(2.44)

Net asset value, end of period	$14.50	$14.11	$13.87	$14.53	$14.40	$13.78	$21.36

Market price, end of period	$13.09	$12.99	$12.39	$15.03	$13.76	$12.37	$20.06

Total Investment Return[4]
Based on net asset value	7.61%[5]	12.94%	7.56%	15.22%	22.01%	(29.46)%[5]	4.79%

Based on market price	5.52%[5]	16.39%	(7.11)%	24.73%	29.88%	(32.58)%[5]	10.47%

Ratios to Average Net Assets
Total expenses	0.93%[6]	0.94%	0.94%	0.93%	0.95%	1.10%[6]	1.96%

Total expenses after fees waived	0.93%[6]	0.94%	0.93%	0.93%	0.95%	1.10%[6]	1.96%

Total expenses after fees waived and excluding interest expense	0.93%[6]	0.94%	0.93%	0.93%	0.95%	1.01%[6]	1.19%

Net investment income	2.27%[6]	2.34%	2.40%	2.14%	2.16%	1.46%[6]	1.36%

Supplemental Data
Net assets, end of period (000)	$639,907	$622,657	$612,145	$635,849	$618,462	$167,996	$260,385

Average borrowings outstanding during the period (000)	—	—	—	—	—	—	$38,788

Portfolio turnover	131%	205%	190%	210%	138%	45%	63%

[1]	Based on average shares outstanding.

[2]	A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]

Total investment returns based on market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2013	110

Financial Highlights	BlackRock Enhanced Equity Dividend Trust (BDJ)

	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$8.30	$8.03	$8.32	$8.13	$9.59	$14.10

Net investment income[1]	0.10	0.18	0.16	0.17	0.25	0.34
Net realized and unrealized gain (loss)	0.57	0.77	0.38	1.00	(0.55)	(3.73)

Net increase (decrease) from investment operations	0.67	0.95	0.54	1.17	(0.30)	(3.39)

Dividends and distributions from:
Net investment income	(0.28)[3]	(0.40)[2]	(0.51)[2]	(0.17)[2]	(0.25)[2]	(0.52)[2]
Tax return of capital	—	(0.28)[2]	(0.32)[2]	(0.81)[2]	(0.91)[2]	(0.60)[2]

Total dividends and distributions	(0.28)	(0.68)	(0.83)	(0.98)	(1.16)	(1.12)

Net asset value, end of period	$8.69	$8.30	$8.03	$8.32	$8.13	$9.59

Market price, end of period	$7.81	$7.41	$7.29	$8.99	$7.89	$8.47

Total Investment Return[4]
Based on net asset value	8.61%[5]	13.22%	6.88%	15.23%	(1.63)%	(24.35)%

Based on market price	9.33%[5]	11.34%	(10.20)%	28.30%	8.08%	(25.70)%

Ratios to Average Net Assets
Total expenses	0.89%[6]	0.95%	1.15%	1.16%	1.20%	1.18%

Total expenses after fees waived	0.89%[6]	0.95%	1.14%	1.16%	1.20%	1.18%

Net investment income	2.34%[6]	2.16%	1.92%	2.06%	3.11%	3.20%

Supplemental Data
Net assets, end of period (000)	$1,560,135	$1,490,096	$575,712	$592,328	$572,066	$668,969

Portfolio turnover	109%	185%	231%	232%	117%	86%

[1]	Based on average shares outstanding.

[2]	Dividends and distributions are determined in accordance with federal income tax regulations.

[3]	A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.

[4]

Total investment returns based on market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2013	111

Financial Highlights	BlackRock Global Opportunities Equity Trust (BOE)

	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$14.99	$16.03	$18.68	$18.64	$18.03	$31.09

Net investment income[1]	0.07	0.20	0.17	0.19	0.19	0.39
Net realized and unrealized gain (loss)	1.42	0.72	(0.54)	2.13	2.70	(10.39)

Net increase (decrease) from investment operations	1.49	0.92	(0.37)	2.32	2.89	(10.00)

Dividends and distributions from:
Net investment income	(0.62)[2]	(0.22)[3]	(0.85)[3]	(1.44)[3]	(0.20)[3]	(0.56)[3]
Net realized gain	—	—	(0.61)[3]	(0.25)[3]	—	(2.48)[3]
Tax return of capital	—	(1.74)[3]	(0.82)[3]	(0.59)[3]	(2.08)[3]	(0.02)[3]

Total dividends and distributions	(0.62)	(1.96)	(2.28)	(2.28)	(2.28)	(3.06)

Net asset value, end of period	$15.86	$14.99	$16.03	$18.68	$18.64	$18.03

Market price, end of period	$14.12	$13.24	$14.95	$19.06	$18.40	$15.89

Total Investment Return[4]
Based on net asset value	10.84%[5]	7.36%	(2.55)%	13.76%	20.50%	(35.08)%

Based on market price	11.72%[5]	1.68%	(10.93)%	17.58%	34.97%	(38.15)%

Ratios to Average Net Assets
Total expenses	1.11%[6]	1.10%	1.10%	1.11%	1.21%	1.14%

Total expenses after fees waived	1.11%[6]	1.10%	1.09%	1.10%	1.20%	1.14%

Net investment income	0.88%[6]	1.34%	0.96%	1.03%	1.05%	1.60%

Supplemental Data
Net assets, end of period (000)	$1,101,891	$1,041,210	$1,113,920	$1,290,105	$1,278,170	$227,835

Portfolio turnover	139%	298%	253%	264%	300%	120%

[1]	Based on average shares outstanding.

[2]	A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]

Total investment returns based on market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

112	SEMI-ANNUAL REPORT	APRIL 30, 2013

Financial Highlights	BlackRock Health Sciences Trust (BME)

	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$28.34	$26.65	$27.19	$25.37	$23.66	$30.33

Net investment income (loss)[1]	0.09	0.08	(0.01)	0.02	0.10	0.10
Net realized and unrealized gain (loss)	5.17	4.11	1.71	3.34	3.32	(4.70)

Net increase (decrease) from investment operations	5.26	4.19	1.70	3.36	3.42	(4.60)

Dividends and distributions from:
Net investment income	(1.62)[2]	(0.09)[3]	—	(0.02)[3]	(0.13)[3]	(0.09)[3]
Net realized gain	—	(2.41)[3]	(2.24)[3]	(1.52)[3]	(1.01)[3]	(1.98)[3]
Tax return of capital	—	—	—	—	(0.57)[3]	—

Total dividends and distributions	(1.62)	(2.50)	(2.24)	(1.54)	(1.71)	(2.07)

Net asset value, end of period	$31.98	$28.34	$26.65	$27.19	$25.37	$23.66

Market price, end of period	$31.22	$27.86	$25.81	$27.14	$22.61	$21.62

Total Investment Return[4]
Based on net asset value	19.30%[5]	16.42%	6.43%	13.69%	16.31%	(15.55)%

Based on market price	18.47%[5]	18.17%	3.26%	27.33%	13.44%	(13.47)%

Ratios to Average Net Assets
Total expenses	1.17%[6]	1.13%	1.14%	1.15%	1.15%	1.13%

Total expenses after fees waived	1.16%[6]	1.13%	1.13%	1.15%	1.15%	1.13%

Net investment income (loss)	0.64%[6]	0.29%	(0.02)%	0.09%	0.37%	0.20%

Supplemental Data
Net assets, end of period (000)	$247,414	$218,377	$202,675	$206,392	$192,602	$179,642

Portfolio turnover	115%	209%	226%	239%	167%	121%

[1]	Based on average shares outstanding.

[2]	A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]

Total investment returns based on market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2013	113

Financial Highlights	BlackRock International Growth and Income Trust (BGY)

	Six Months Ended April 30. 2013 (Unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$8.28	$8.72	$10.52	$10.92	$10.41	$20.12

Net investment income[1]	0.08	0.16	0.14	0.14	0.29	0.27
Net realized and unrealized gain (loss)	0.66	0.35	(0.58)	1.05	2.04	(8.31)

Net increase (decrease) from investment operations	0.74	0.51	(0.44)	1.19	2.33	(8.04)

Dividends and distributions from:
Net investment income	(0.34)[2]	(0.18)[3]	(0.67)[3]	(0.12)[3]	(0.30)[3]	(0.30)[3]
Net realized gain	—	—	—	—	—	(0.88)[3]
Tax return of capital	—	(0.77)[3]	(0.69)[3]	(1.47)[3]	(1.52)[3]	(0.49)[3]

Total dividends and distributions	(0.34)	(0.95)	(1.36)	(1.59)	(1.82)	(1.67)

Net asset value, end of period	$8.68	$8.28	$8.72	$10.52	$10.92	$10.41

Market price, end of period	$7.75	$7.41	$7.88	$10.56	$10.92	$9.09

Total Investment Return[4]
Based on net asset value	9.50%[5]	7.65%	(4.55)%	12.06%	26.28%	(41.76)%

Based on market price	9.25%[5]	6.61%	(14.07)%	12.49%	44.62%	(42.39)%

Ratios to Average Net Assets
Total expenses	1.11%[6]	1.11%	1.10%	1.13%	1.12%	1.11%

Total expenses after fees waived	1.11%[6]	1.11%	1.10%	1.13%	1.12%	1.11%

Net investment income	1.82%[6]	1.97%	1.37%	1.40%	2.68%	2.34%

Supplemental Data
Net assets, end of period (000)	$954,864	$910,481	$959,153	$1,156,583	$1,178,647	$1,106,516

Portfolio turnover	150%	226%	217%	247%	198%	123%

[1]	Based on average shares outstanding.

[2]	A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]

Total investment returns based on market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

114	SEMI-ANNUAL REPORT	APRIL 30, 2013

Financial Highlights	BlackRock Real Asset Equity Trust (BCF)

	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.03	$12.45	$13.42	$11.73	$9.44	$20.79

Net investment income[1]	0.04	0.12	0.11	0.17	0.08	0.20
Net realized and unrealized gain (loss)	(0.44)	(0.50)	0.01	2.61	3.30	(10.16)

Net increase (decrease) from investment operations	(0.40)	(0.38)	0.12	2.78	3.38	(9.96)

Dividends and distributions from:
Net investment income	(0.44)[2]	(0.13)[3]	(0.21)[3]	(0.74)[3]	(0.11)[3]	(0.17)[3]
Net realized gain	—	(0.55)[3]	(0.50)[3]	—	—	(1.22)[3]
Tax return of capital	—	(0.36)[3]	(0.38)[3]	(0.35)[3]	(0.98)[3]	—

Total dividends and distributions	(0.44)	(1.04)	(1.09)	(1.09)	(1.09)	(1.39)

Net asset value, end of period	$10.19	$11.03	$12.45	$13.42	$11.73	$9.44

Market price, end of period	$9.88	$10.39	$11.84	$13.46	$11.45	$7.74

Total Investment Return[4]
Based on net asset value	(3.55)%[5]	(2.79)%	0.58%	24.65%	40.96%	(50.14)%

Based on market price	(0.72)%[5]	(3.71)%	(4.64)%	28.08%	67.81%	(51.69)%

Ratios to Average Net Assets
Total expenses	1.29%[6]	1.29%	1.29%	1.28%	1.32%	1.29%

Total expenses after fees waived and paid indirectly	1.19%[6]	1.14%	1.09%	1.08%	1.12%	1.09%

Net investment income	0.74%[6]	1.08%	0.77%	1.37%	0.68%	1.14%

Supplemental Data
Net assets, end of period (000)	$582,384	$630,801	$711,917	$765,463	$664,928	$535,257

Portfolio turnover	37%	72%	79%	71%	58%	29%

[1]	Based on average shares outstanding.

[2]	A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]

Total investment returns based on market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2013	115

Consolidated Financial Highlights	BlackRock Resources & Commodities Strategy Trust (BCX)

	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Period March 30, 2011[1] through October 31, 2011
Per Share Operating Performance
Net asset value, beginning of period	$15.42	$16.83	$19.10 [2]

Net investment income[3]	0.09	0.18	0.03
Net realized and unrealized loss	(1.05)	(0.19)	(1.57)

Net decrease from investment operations	(0.96)	(0.01)	(1.54)

Dividends and distributions from:
Net investment income	(0.58)[4]	(0.26)[5]	—
Net realized gain	—	(0.01)[5]	(0.24)[5]
Tax return of capital	—	(1.13)[5]	(0.46)[5]

Total dividends and distributions	(0.58)	(1.40)	(0.70)

Capital charges with respect to the issuance of shares	—	—	(0.03)

Net asset value, end of period	$13.88	$15.42	$16.83

Market price, end of period	$12.60	$14.12	$14.95

Total Investment Return[6]
Based on net asset value	(5.94)%[7]	0.90%	(7.80)%[7]

Based on market price	(6.76)%[7]	4.02%	(21.79)%[7]

Ratios to Average Net Assets
Total expenses	1.25%[8]	1.25%	1.35%[8]

Total expenses after fees waived	1.05%[8]	1.05%	1.13%[8]

Net investment income	1.19%[8]	1.14%	0.27%[8]

Supplemental Data
Net assets, end of period (000)	$646,586	$718,016	$783,792

Portfolio turnover	96%	100%	27%

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock HoldCo 2, Inc.

[2]	Net asset value, beginning of period, reflects a deduction of $0.8975 per share sales charge from the initial offering price of $20.00 per share.

[3]	Based on average shares outstanding.

[4]	A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.

[5]	Dividends and distributions are determined in accordance with federal income tax regulations.

[6]

Total investment returns based on market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.

[7]	Aggregate total investment return.

[8]	Annualized.

See Notes to Financial Statements.

116	SEMI-ANNUAL REPORT	APRIL 30, 2013

Financial Highlights	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)

	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$13.46	$13.61	$14.26	$13.38	$12.38	$21.00

Net investment income[1]	0.17	0.33	0.35	0.33	0.36	0.50
Net realized and unrealized gain (loss)	1.10	0.79	(0.00)[2]	1.36	1.43	(8.22)

Net increase (decrease) from investment operations	1.27	1.12	0.35	1.69	1.79	(7.72)

Dividends and distributions from:
Net investment income	(0.48)[3]	(0.67)[4]	(0.22)[4]	(0.11)[4]	(0.39)[4]	(0.52)[4]
Net realized gain	—	(0.60)[4]	(0.78)[4]	(0.70)[4]	(0.33)[4]	—
Tax return of capital	—	—	—	—	(0.07)[4]	(0.38)[4]

Total dividends and distributions	(0.48)	(1.27)	(1.00)	(0.81)	(0.79)	(0.90)

Net asset value, end of period	$14.25	$13.46	$13.61	$14.26	$13.38	$12.38

Market price, end of period	$13.06	$12.34	$12.43	$13.44	$11.54	$10.50

Total Investment Return[5]
Based on net asset value	10.06%[6]	9.48%	2.79%	14.08%	17.64%	(37.53)%

Based on market price	10.02%[6]	9.90%	(0.40)%	24.67%	19.63%	(38.42)%

Ratios to Average Net Assets
Total expenses	1.22%[7]	1.18%	1.19%	1.23%	1.17%	0.96%

Total expenses after fees waived	1.22%[7]	1.18%	1.19%	1.22%	1.16%	0.96%

Net investment income	2.54%[7]	2.50%	2.45%	2.40%	3.39%	3.11%

Supplemental Data
Net assets, end of period (000)	$85,948	$81,186	$82,096	$86,047	$80,716	$74,716

Portfolio turnover	63%	129%	97%	59%	64%	10%

[1]	Based on average shares outstanding.

[2]	Amounted to less than $(0.01) per share outstanding.

[3]	A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.

[4]	Dividends and distributions are determined in accordance with federal income tax regulations.

[5]

Total investment returns based on market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.

[6]	Aggregate total investment return.

[7]	Annualized.

See Notes to Financial Statements.

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Financial Highlights (concluded)	BlackRock Utility and Infrastructure Trust (BUI)

	Six Months Ended April 30, 2013 (Unaudited)	Period November 25, 2011[1] through October 31, 2012
Per Share Operating Performance
Net asset value, beginning of period	$20.22	$19.10 [2]

Net investment income[3]	0.28	0.54
Net realized and unrealized gain	1.68	1.71

Net increase from investment operations	1.96	2.25

Dividends and distributions from:
Net investment income	(0.73)[4]	(0.49)[5]
Net realized gain	—	(0.41)[5]
Tax return of capital	—	(0.19)[5]

Total dividends and distributions	(0.73)	(1.09)

Capital charges with respect to the issuance of shares	—	(0.04)

Net asset value, end of period	$21.45	$20.22

Market price, end of period	$19.80	$19.03

Total Investment Return[6]
Based on net asset value	10.23%[7]	12.05%[7]

Based on market price	8.12%[7]	0.71%[7]

Ratios to Average Net Assets
Total expenses	1.13%[8]	1.12%[8]

Total expenses after fees waived	1.13%[8]	1.11%[8]

Total expenses after fees waived and excluding excise tax	1.13%[8]	1.10%[8]

Net investment income	2.87%[8]	2.94%[8]

Supplemental Data
Net assets, end of period (000)	$362,577	$341,939

Portfolio turnover	70%	90%

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock HoldCo 2, Inc.

[2]	Net asset value, beginning of period, reflects a deduction of $0.8975 per share sales charge from the initial offering price of $20.00 per share.

[3]	Based on average shares outstanding.

[4]	A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.

[5]	Dividends and distributions are determined in accordance with federal income tax regulations.

[6]

Total investment returns based on market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.

[7]	Aggregate total investment return.

[8]	Annualized.

See Notes to Financial Statements.

118	SEMI-ANNUAL REPORT	APRIL 30, 2013

Notes to Financial Statements

1. Organization and Significant Accounting Policies:

BlackRock EcoSolutions Investment Trust (“BQR”), BlackRock Energy and Resources Trust (“BGR”), BlackRock Enhanced Capital and Income Fund, Inc. (“CII”), BlackRock Enhanced Equity Dividend Trust (“BDJ”), BlackRock Global Opportunities Equity Trust (“BOE”), BlackRock Health Sciences Trust (“BME”), BlackRock International Growth and Income Trust (“BGY”), BlackRock Real Asset Equity Trust (“BCF”), BlackRock Resources & Commodities Strategy Trust (“BCX”), BlackRock S&P Quality Rankings Global Equity Managed Trust (“BQY”) and BlackRock Utility and Infrastructure Trust (“BUI”) (each, a “Trust” and collectively, the “Trusts”) are organized as Delaware statutory trusts, except CII which is organized as a Maryland Corporation. CII, BDJ, BOE and BQY are registered as diversified, closed-end management investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”). BQR, BGR, BME, BGY, BCF, BCX and BUI are registered as non-diversified, closed-end management investment companies under the 1940 Act. Prior to commencement of operations on November 25, 2011, BUI had no operations other than those relating to organizational matters and the sale of 6,964 Common Shares on August 25, 2011 to BlackRock HoldCo 2, Inc. for $100,012. Investment operations for BUI commenced on November 25, 2011. The Trusts’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Boards of Directors and Board of Trustees of the Trusts are collectively referred to throughout this report as the “Board of Trustees” or the “Board”, and the directors/ trustees thereof are collectively referred to throughout this report as “Trustees.” The Trusts determine and make available for publication the NAVs of their shares on a daily basis.

Reorganizations: The Board and shareholders of BDJ and the Board of Trustees and shareholders of each of BlackRock Equity Dividend Trust (“BDV”) and BlackRock Strategic Equity Dividend Trust (“BDT”) (individually, a “Target Trust” and collectively the “Target Trusts”) approved the reorganizations of each Target Trust into BDJ pursuant to which BDJ acquired substantially all of the assets and substantially all of the liabilities of each Target Trust in exchange for an equal aggregate value of newly-issued BDJ shares.

Each shareholder of a Target Trust received shares of BDJ in an amount equal to the aggregate NAV of such shareholder’s Target Trust shares, as determined at the close of business on February 24, 2012.

The reorganizations were accomplished by a tax-free exchange of shares of BDJ in the following amounts and at the following conversion ratios:

Target Trusts	Shares Prior to Reorganization	Common Shares Conversion Ratio	Shares of BDJ
BDV	54,638,903	1.27840257	69,850,515
BDT	26,908,028	1.41137167	37,977,229

Each Target Trust’s net assets and composition of net assets on February 24, 2012, the date of the reorganization, were as follows:

Target Trusts	Net Assets	Paid-in Capital	Distributions in Excess of Net Investment Income	Accumulated Net Realized Loss	Net Unrealized Appreciation
BDV	$590,660,911	$647,693,876	$(173,949)	$(92,018,281)	$35,159,265
BDT	$321,139,863	$327,248,656	$316,616	$(29,161,302)	$22,735,893

For financial reporting purposes, assets received and shares issued by BDJ were recorded at fair value. However, the cost basis of the investments received from the Target Trusts were carried forward to align ongoing reporting of BDJ’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The aggregate net assets of BDJ immediately after the acquisition amounted to $1,517,719,362. Each Target Trust’s fair value and cost of investments prior to the reorganization were as follows:

Target Trusts	Fair Value of Investments	Cost of Investments
BDV	$588,487,468	$553,328,182
BDT	$318,996,795	$296,260,902

The purpose of these transactions was to combine three funds managed by the Manager, the investment advisor to BDJ, BDV and BDT with the same or substantially similar (but not identical) investment objectives, investment policies, strategies, risks and restrictions. Each reorganization was a tax-free event and was effective on February 27, 2012.

Assuming the acquisitions had been completed on November 1, 2011, the beginning of the fiscal reporting period of BDJ, the pro forma results of operations for the year ended October 31, 2012, are as follows:

•	Net investment income: $32,331,130

•	Net realized and change in unrealized gain/loss on investments: $141,874,756

•	Net increase in net assets resulting from operations: $174,205,886

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Notes to Financial Statements (continued)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of BDV and BDT that have been included in BDJ’s Statement of Operations since February 27, 2012.

Reorganization costs incurred by BDJ in connection with the reorganization were paid by BDJ.

The following is a summary of significant accounting policies followed by the Trusts:

Basis of Consolidation: The accompanying consolidated financial statements of BCX include the accounts of BlackRock Cayman Resources & Commodities Strategy Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of BCX, which primarily invests in commodity-related instruments. The Subsidiary enables BCX to hold these commodity-related instruments and still satisfy Regulated Investment Company (“RIC”) tax requirements. BCX may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions have been eliminated. The Subsidiary is subject to the same investment policies and restrictions that apply to BCX.

Valuation: US GAAP defines fair value as the price the Trusts would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trusts determines the fair value their financial instruments at market value using independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Trusts for all financial instruments.

Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Investments in open-end registered investment companies are valued at the NAV each business day. Financial futures contracts traded on exchanges are valued at their last sale price.

The Trusts value their investments in BlackRock Liquidity Series, LLC Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon each Trust’s pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Trusts may withdraw up to 25% of their investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Securities and other assets and liabilities denominated in foreign currencies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options are valued by an independent pricing service using a mathematical model which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

In the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the Global Valuation Committee, or its delegate, seeks to determine the price that each Trust might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deem relevant consistent with the principles of fair value measurement which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. A market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for

120	SEMI-ANNUAL REPORT	APRIL 30, 2013

Notes to Financial Statements (continued)

calibrating valuation approaches for investments where an active market does not exist including regular due diligence of the Trusts’ pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof on a quarterly basis.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of each Trust’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to affect the value of such instruments materially, those instruments may be Fair Value Assets and be valued at their fair value, as determined in good faith by the Global Valuation Committee using a pricing service and/or policies approved by the Board. Each business day, each Trust uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and OTC options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

Foreign Currency: The Trusts’ books and records are maintained in US dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the respective date of such transactions. Generally, when the US dollar rises in value against a foreign currency, the Trusts’ investments denominated in that currency will lose value because that currency is worth fewer US dollars; the opposite effect occurs if the US dollar falls in relative value.

The Trusts do not isolate the portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statements of Operations from the effects of changes in market prices of those investments but are included as a component of net realized and unrealized gain (loss) from investments. The Trusts report realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that each Trust either delivers collateral or segregates assets in connection with certain investments (e.g., foreign currency exchange contracts or options written), each Trust will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, a Trust engaging in such transactions may have requirements to deliver/deposit securities to/with an exchange or broker-dealer as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when a Trust is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Dividends and Distributions: Dividends and distributions paid by the Trusts are recorded on the ex-dividend dates. Subject to each Trust’s level distribution plan, each Trust intends to make quarterly cash dividends and/or distributions to shareholders, which may consist of net investment income, net options premium and net realized and unrealized gains on investments. The portion of distributions that exceeds a Trust’s current and accumulated earnings and profits, which are measured on a tax basis, will constitute a nontaxable return of capital. Distributions in excess of a Trust’s taxable income and net capital gains, but not in excess of a Trust’s earnings and profits, will be taxable to shareholders as ordinary income and will not constitute a nontaxable return of capital. Capital losses carried forward from years beginning before 2011 do not reduce earnings and profits, even if such carried forward losses offset current year realized gains. The character of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP.

Securities Lending: The Trusts may lend securities to approved borrowers, such as banks, brokers and other financial institutions. The borrower pledges cash, securities issued or guaranteed by the US government or irrevocable letters of credit issued by a bank as collateral. The initial collateral received by the Trusts have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Trusts and any additional required collateral is delivered to the Trust on the next business day. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid

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Notes to Financial Statements (continued)

to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Trusts earn dividends or interest income on the securities loaned but do not receive interest income on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate this risk the Trusts benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. The Trusts also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. During the six months ended April 30, 2013, any securities on loan were collateralized by cash.

Income Taxes: It is each Trust’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Trusts file US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Trusts’ US federal tax returns remains open for each of the four years ended October 31, 2012 with the exception of BCX and BUI. The statute of limitations on BCX’s US federal tax returns remains open for the year ended October 31, 2012 and the period ended October 31, 2011. The statute of limitations on BUI’s US federal tax returns remains open for the period ended October 31, 2012. The statutes of limitations on each Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standards: In December 2011, the Financial Accounting Standards Board (the “FASB”) issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the Statements of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting will be limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Trusts’ financial statement disclosures.

Deferred Compensation: Under the Deferred Compensation Plan (the “Plan”) approved by each Trust’s Board, except CII, independent Trustees (“Independent Trustees”) may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain other BlackRock Closed-End Funds selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain other BlackRock Closed-End Funds.

The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Trust. Prior to March 31, 2012, each Trust elected to invest in common shares of certain other BlackRock Closed-End Funds selected by the Independent Trustees in order to match its deferred compensation obligations.

S&P Quality Rankings: BQY has been granted a license by Standard & Poor’s® (“S&P”) to use the S&P Quality Rankings and the S&P International Quality Rankings. If S&P terminates the license to use either the S&P Quality Rankings or the S&P International Quality Rankings, the Board may need to adopt a new investment strategy and/or new investment policies. There is no assurance that the BQY would pursue or achieve its investment objective during the period in which it implements these replacement investment policies or strategies. “Standard & Poor’s,” “S&P,” “Standard & Poor’s Earnings and Dividend Rankings,” “S&P Earnings and Dividend Rankings,” “Standard & Poor’s Quality Rankings,” “Standard & Poor’s International Quality Rankings,” “S&P International Quality Rankings” and “S&P Quality Rankings” are trademarks of S&P and have been licensed for use by the BQY. BQY is not sponsored, endorsed, managed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in BQY. BQY is required to pay a quarterly licensing fee, which is shown in the Statements of Operations as licensing.

Other: Expenses directly related to a Trust are charged to that Trust. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Trusts and other shared expenses pro rated to the Trusts are allocated daily to each class based on its relative net assets or other appropriate methods.

The Trusts have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

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Notes to Financial Statements (continued)

2. Derivative Financial Instruments:

The Trusts engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Trusts and/or to economically hedge, their exposure to certain risks such as equity risk or foreign currency exchange rate risk. These contracts may be transacted on an exchange or OTC.

Foreign Currency Exchange Contracts: Certain Trusts enter into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by a Trust, help to manage the overall exposure to the currencies in which some of the investments held by a Trust are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Trust as an unrealized gain or loss. When the contract is closed, a Trust record a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that the counterparty to the contract does not perform its obligations under the agreement.

Options: The Trusts purchase and write call and put options to increase or decrease their exposure to underlying instruments (including equity risk and/or commodity price risk) and/or, in the case of options written, to generate gains from options premiums. A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised), the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. When the Trusts purchase (write) an option, an amount equal to the premium paid (received) by the Trusts is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or the Trusts enter into a closing transaction), the Trusts realize a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premiums received or paid). When the Trusts write a call option, such option is “covered,” meaning that the Trusts hold the underlying instrument subject to being called by the option counterparty. When the Trusts write a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, the Trusts bear the risk of an unfavorable change in the value of the underlying instrument or the risk that the Trusts may not be able to enter into a closing transaction due to an illiquid market. Exercise of an option written could result in the Trusts purchasing or selling a security at a price different from the current market value.

A derivative contract may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. A Trust’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Trust. For OTC options purchased, each Trust bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Trust should the counterparty fail to perform under the contracts. Options written by the Trusts do not typically give rise to counterparty credit risk, as options written generally obligate the Trusts, and not, the counterparty to perform. With exchange traded purchased options, there is minimal counterparty credit risk to the Trusts since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, US bankruptcy laws will typically allocate that shortfall on a pro rata basis across all the broker’s customers, potentially resulting in losses to the Trusts.

In order to better define its contractual rights and to secure rights that will help the Trusts mitigate its counterparty risk, the Trusts may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between each Trust and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Trust may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives. Brokers can ask for margining in excess of the minimum in certain circumstances.

SEMI-ANNUAL REPORT	APRIL 30, 2013	123

Notes to Financial Statements (continued)

Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Trust and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Trust and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Trust, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer has to be made. To the extent amounts due to a Trust from its counterparties are not fully collateralized, contractually or otherwise, a Trust bears the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices. Each Trust attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Trust’s net assets decline by a stated percentage or a Trust fails to meet the terms of its ISDA Master Agreements, which would cause a Trust to accelerate payment of any net liability owed to the counterparty.

For financial reporting purposes, the Trusts do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Derivative Financial Instruments Categorized by Risk Exposure:
	Fair Values of Derivative Financial Instruments as of April 30, 2013
	Asset Derivatives
		BME	BGY
	Statements of Assets and Liabilities Location
Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts	$16	$11,958

	Liability Derivatives
		BQR	BGR	CII	BDJ	BOE	BME
	Statements of Assets and Liabilities Location			Value
Foreign currency exchange contracts	Unrealized depreciation on foreign currency exchange contracts	—	—	—	$(836)	$(94)	$(289)
Equity contracts	Options written — at value[1]	$(1,473,747)	$(10,022,464)	$(11,057,747)	(25,826,639)	(18,959,736)	(3,647,998)
Total		$(1,473,747)	$(10,022,464)	$(11,057,747)	$(25,827,475)	$(18,959,830)	$(3,648,287)

	Liability Derivatives
		BGY	BCF	BCX	BQY	BUI
	Statements of Assets and Liabilities Location			Value
Foreign currency exchange contracts	Unrealized depreciation on foreign currency exchange contracts	$(87)	$(87)	$(12,753)	$(58)	$(4,821)
Equity contracts	Options written — at value[1]	(17,250,586)	(4,422,630)	(4,553,969)	(1,012,745)	(5,300,906)
Total		$(17,250,586)	$(4,422,630)	$(4,553,969)	$(1,012,803)	$(5,305,727)

[1]	Includes options purchased at value as reported in the Schedules of Investments.

124	SEMI-ANNUAL REPORT	APRIL 30, 2013

Notes to Financial Statements (continued)

The Effect of Derivative Financial Instruments in the Statements of Operations Six Months Ended April 30, 2013
	Net Realized Gain (Loss) From
	BQR	BGR	CII	BDJ	BOE	BME
Foreign currency exchange contracts:
Foreign currency transactions.	$9,757	$(23,725)	$(70,958)	$(13,162)	$(395,041)	$(1,285)
Equity contracts:
Options[2]	1,108,762	14,006,774	12,400,200	24,837,447	12,888,293	1,350,971

Total	$1,118,519	$13,983,049	$12,329,242	$24,824,285	$12,493,252	$1,349,686

	Net Realized Gain (Loss) From
	BGY	BCF	BCX	BQY	BUI
Foreign currency exchange contracts:
Foreign currency transactions.	$(397,109)	$33,220	$(71,348)	$12,041	$44,224
Equity contracts:
Options[2]	1,057,982	10,145,589	12,961,773	784,649	2,343,252

Total	$660,873	$10,178,809	$12,890,425	$796,690	$2,387,476

[2]	Options purchased are included in the net realized gain (loss) from investments-unaffiliated and net change in unrealized appreciation/depreciation on investments.

	Net Change in Unrealized Appreciation/Depreciation on
	BQR	BGR	CII	BDJ	BOE	BME
Foreign currency exchange contracts:
Foreign currency translations	—	—	—	$(669)	$6,218	$789
Equity contracts:
Options[1]	$(609,441)	$(7,464,153)	$(5,874,915)	(14,644,889)	(7,272,598)	(1,416,507)

Total	$(609,441)	$(7,464,153)	$(5,874,915)	$(14,645,558)	$(7,266,380)	$(1,415,718)

	Net Change in Unrealized Appreciation/Depreciation on
	BGY	BCF	BCX	BQY	BUI
Foreign currency exchange contracts:
Foreign currency translations	$11,871	$(87)	$(12,753)	$(49)	$(4,804)
Equity contracts:
Options[1]	(3,388,215)	(629,011)	(196,596)	(666,693)	(2,899,696)

Total	$(3,376,344)	$(629,098)	$(209,349)	$(666,742)	$(2,904,500)

[1]	Options purchased are included in the net realized gain (loss) from investments-unaffiliated and net change in unrealized appreciation/depreciation on investments.

For the six months ended April 30, 2013, the average quarterly balances of outstanding derivative financial instruments were as follows:

	BQR	BGR	CII	BDJ	BOE	BME
Foreign currency exchange contracts:
Average number of contracts - US dollars purchased.	1	—	—	1	3	1
Average number of contracts - US dollars sold	2	—	—	—	3	1
Average US dollar amounts purchased.	$151,468	—	—	$117,952	$8,291,916	$26,323
Average US dollar amounts sold	$146,419	—	—	—	$5,376,359	$3,102
Options:
Average number of options contracts purchased	73	1,058	2,623	3,602	1,450	123
Average number of options contracts written	6,866,400	6,192,450	7,575,500	15,922,490	26,180,889	1,773,550
Average notional value of options contracts purchased.	$203,000	$8,164,000	$4,048,000	$13,737,900	$5,188,250	$493,750
Average notional value of contracts written	$46,046,605	$257,483,818	$334,132,609	$800,478,914	$545,952,256	$78,610,870

SEMI-ANNUAL REPORT	APRIL 30, 2013	125

Notes to Financial Statements (continued)

	BGY	BCF	BCX	BQY	BUI
Foreign currency exchange contracts:
Average number of contracts - US dollars purchased	4	2	2	2	3
Average number of contracts - US dollars sold	7	2	2	1	2
Average US dollar amounts purchased	$24,251,922	$792,344	$1,826,891	$19,606	$1,560,773
Average US dollar amounts sold	$20,620,678	$809,187	$712,242	$1,289	$535,267
Options:
Average number of options contracts purchased	—	680	80	101	522
Average number of options contracts written	31,973,687	10,572,750	10,927,578	1,005,619	7,976,800
Average notional value of options contracts purchased	—	$2,103,000	$313,750	$450,975	$2,250,350
Average notional value of options contracts written	$476,767,949	$203,439,462	$231,095,054	$32,092,220	$110,402,626

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

Each Trust entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Trusts’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Trust’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Trust. For such services, each Trust pays the Manager a monthly fee at the following annual rates:

Average weekly value of each Trust’s net assets:
BGR	1.20%
BDJ	0.81%
BOE	1.00%
BME	1.00%
BCF	1.20%
BQY	0.75%
Average daily value of each Trust’s net assets:
BQR	1.20%
CII	0.85%
BGY	1.00%
BCX	1.20%
BUI	1.00%

The Manager has voluntarily agreed to waive a portion of the investment advisory fees on BGR and BCF as a percentage of their average weekly net assets as follows:

		Expiration Date
BGR	0.05%	December 29, 2012
BCF	0.10%	September 29, 2013
	0.05%	September 29, 2014

The Manager has voluntarily agreed to waive a portion of the investment advisory fees on BCX as a percentage of its average daily net assets as follows:

Expiration Date
BCX	0.20%	October 31, 2015
	0.15%	October 31, 2016
	0.10%	October 31, 2017
	0.05%	October 31, 2018

The Manager provides investment management and other services to the Subsidiary. The Manager does not receive separate compensation from the Subsidiary for providing investment management or administrative services. However, BCX pays the Manager based on the Trust’s net assets which includes the assets of the Subsidiary.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Trust pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each Trust’s investment in other affiliated investment companies, if any. These amounts are included in fees waived by Manager in the Statements of Operations. For the six months ended April 30, 2013, the amounts waived were as follows:

BQR	$2,743
BGR	$9,434
CII	$9,260
BDJ	$30,300
BOE	$17,572
BME	$2,834
BGY	$4,062
BCF	$11,321
BCX	$5,819
BQY	$1,378
BUI	$4,075

The Manager entered into separate sub-advisory agreements with BlackRock Financial Management, Inc. (“BFM”) for BGR, CII, BDJ, BQY and BUI, BlackRock Investment Management, LLC (“BIM”) for BQR, CII, BCF and BUI, BlackRock Capital Management, Inc. for BGY, BCF and BCX and BlackRock International Ltd. for BQR, BGR, BCF and BCX, each an affiliate of the Manager. The Manager pays each sub-advisor for services they provide, a monthly fee that is a percentage of the investment advisory fee paid by each Trust to the Manager.

126	SEMI-ANNUAL REPORT	APRIL 30, 2013

Notes to Financial Statements (continued)

Certain Trusts received an exemptive order from the SEC permitting them, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM may, on behalf of the Trusts, invest cash collateral received by the Trusts for such loans in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The market value of securities on loan and the value of the related collateral, if applicable, are shown in the Statements of Assets and Liabilities as securities loaned at value and collateral on securities loaned at value, respectively. The cash collateral invested by BIM, if any, is disclosed in the Schedules of Investments. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of rebates paid to, or fees paid by, borrowers of securities. The Trusts retain 65% of securities lending income and pays a fee to BIM equal to 35% of such income. The Trusts benefit from a borrower default indemnity provided by BlackRock. As securities lending agent, BIM bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BIM does not receive any fees for managing the cash collateral. The share of income earned by the Trusts is shown as securities lending–affiliated in the Statements of Operations. For the period ended April 30, 2013, BIM received $3,614 in securities lending agent fees related to securities lending activities for the Trusts.

Certain officers and/or trustees of the Trusts are officers and/or trustees of BlackRock or its affiliates. The Trusts reimburse the Manager for a portion of the compensation paid to the Trusts’ Chief Compliance Officer, which is included in officer and diectors in the Statement of Operations.

4. Investments:

Purchases and sales of investment securities, excluding short-term securities, for the six months ended April 30, 2013, were as follows:

	Purchases	Sales
BQR	$58,536,693	$59,000,647
BGR	$541,612,128	$562,787,803
CII	$798,728,519	$817,530,110
BDJ	$1,630,214,219	$1,592,453,114
BOE	$1,471,966,616	$1,446,015,706
BME	$259,327,857	$269,183,869
BGY	$1,399,702,297	$1,416,661,067
BCF	$222,060,946	$239,838,106
BCX	$643,511,411	$682,586,861
BQY	$50,234,329	$51,848,796
BUI	$235,387,948	$252,315,935

Transactions in options written for the six months ended April 30, 2013, were as follows:

	Calls		Puts
	Contracts	Premiums Received	Contracts	Premiums Received
BQR
Outstanding options at beginning of period	6,889,548	$1,345,784	—	—
Options written	21,188,171	3,809,272	—	—
Options expired	(7,044,305)	(1,469,636)	—	—
Options closed	(8,371,554)	(1,087,723)	—	—
Options exercised	(6,171,697)	(1,438,653)	—	—

Outstanding options at end of period	6,490,163	$1,159,044	—	—

BGR
Outstanding options at beginning of period	4,078,778	$10,334,101	—	—
Options written	12,861,576	27,649,930	—	—
Options expired	(5,063,818)	(9,698,709)	—	—
Options closed	(3,198,238)	(9,570,007)	—	—
Options exercised	(5,329,205)	(11,702,106)	—	—

Outstanding options at end of period	3,349,093	$7,013,209	—	—

CII
Outstanding options at beginning of period	3,841,460	$7,667,197	—	—
Options written	13,018,819	28,159,560	1,000	$57,969
Options expired	(2,762,236)	(6,390,256)	(1,000)	(57,969)
Options closed	(3,683,276)	(8,976,469)	—	—
Options exercised	(7,139,930)	(13,035,078)	—	—

Outstanding options at end of period	3,274,837	$7,424,954	—	—

BDJ
Outstanding options at beginning of period	8,035,194	$17,351,654	1,330,600	$2,341,232
Options written	27,412,245	54,033,226	—	—
Options expired	(6,140,348)	(13,128,595)	(46,400)	(65,424)
Options closed	(6,321,153)	(15,155,872)	—	—
Options exercised	(15,126,177)	(28,100,567)	(1,284,200)	(2,275,808)

Outstanding options at end of period	7,859,761	$14,999,846	—	—

BOE
Outstanding options at beginning of period	30,503,917	$14,301,483	—	—
Options written	85,746,533	50,912,711	—	—
Options expired	(16,926,951)	(11,253,112)	—	—
Options closed	(42,766,843)	(17,597,193)	—	—
Options exercised	(41,757,025)	(21,994,318)	—	—

Outstanding options at end of period	14,799,631	$14,369,571	—	—

SEMI-ANNUAL REPORT	APRIL 30, 2013	127

Notes to Financial Statements (continued)

	Calls		Puts
	Contracts	Premiums Received	Contracts	Premiums Received
BME
Outstanding options at beginning of period	594,345	$2,542,259	224,570	$490,378
Options written	1,907,194	6,720,294	825	104,209
Options expired	(318,844)	(1,258,941)	(113,219)	(79,824)
Options closed	(542,523)	(2,322,187)	(468)	(69,914)
Options exercised	(995,198)	(3,444,653)	(111,400)	(416,818)

Outstanding options at end of period	644,974	$2,236,772	308	$28,031

BGY
Outstanding options at beginning of period	37,264,801	$14,333,012	—	—
Options written	113,633,925	46,137,490	—	—
Options expired	(26,148,828)	(10,478,337)	—	—
Options closed	(59,551,135)	(19,143,675)	—	—
Options exercised	(35,674,333)	(19,089,796)	—	—

Outstanding options at end of period	29,524,430	$11,758,694	—	—

BCF
Outstanding options at beginning of period	8,495,599	$7,376,099	—	—
Options written	25,637,992	19,388,227	—	—
Options expired	(14,332,913)	(8,909,998)	—	—
Options closed	(5,133,247)	(6,859,233)	—	—
Options exercised	(6,431,699)	(5,380,682)	—	—

Outstanding options at end of period	8,235,732	$5,614,413	—	—

BCX
Outstanding options at beginning of period	6,266,417	$6,814,345	—	—
Options written	25,706,638	19,910,640	—	—
Options expired	(11,233,337)	(9,221,885)	—	—
Options closed	(7,685,296)	(7,257,613)	—	—
Options exercised	(2,813,065)	(5,413,048)	—	—

Outstanding options at end of period	10,241,357	$4,832,439	—	—

	Calls		Puts
	Contracts	Premiums Received	Contracts	Premiums
BQY
Outstanding options at beginning of period	666,914	$680,823	—	—
Options written	2,377,421	2,012,083	—	—
Options expired	(1,020,478)	(646,657)	—	—
Options closed	(377,387)	(544,851)	—	—
Options exercised	(950,099)	(920,669)	—	—

Outstanding options at end of period	696,371	$580,729	—	—

BUI
Outstanding options at beginning of period	7,021,200	$2,530,418	—	—
Options written	23,637,786	7,308,906	—	—
Options expired	(8,811,329)	(2,527,900)	—	—
Options closed	(5,329,411)	(2,470,560)	—	—
Options exercised	(9,627,126)	(2,662,393)	—	—

Outstanding options at end of period	6,891,120	$2,178,471	—	—

As of April 30, 2013, the value of portfolio securities subject to covered call options written was as follows:

Value
BQR	$45,838,749
BGR	$248,341,607
CII	$326,984,802
BDJ	$808,949,699
BOE	$539,018,737
BME	$83,192,687
BGY	$470,731,562
BCF	$190,304,005
BCX	$205,958,388
BQY	$32,980,700
BUI	$113,734,674

5. Income Tax Information:

As of October 31, 2012, the Trusts had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires October 31,	BQR	CII	BDJ	BOE	BGY
2016	—	—	$71,173,003	$135,331,776	—
2017	$21,140,114	$2,664,939	117,162,162	38,148,041	$467,149,104
2018	9,080,494	70,040,876	8,526,748	—	55,605,462
2019	1,795,201	2,615,197	—	—	—
No expiration date[1]	3,461,740	—	—	20,769,374	66,886,857

Total	$35,477,549	$75,321,012	$196,861,913	$194,249,191	$589,641,423

[1]	Must be utilized prior to losses subject to expiration.

128	SEMI-ANNUAL REPORT	APRIL 30, 2013

Notes to Financial Statements (continued)

As of April 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

	BQR	BGR	CII	BDJ	BOE	BME
Tax cost	$139,586,253	$682,663,839	$678,342,068	$1,433,365,914	$1,023,796,177	$194,743,361

Gross unrealized appreciation	$18,966,734	$181,648,256	$59,897,011	$210,172,618	$132,092,893	$55,973,100
Gross unrealized depreciation	(39,354,939)	(20,448,447)	(102,406,182)	(82,115,899)	(50,281,832)	(3,004,158)

Net unrealized appreciation (depreciation)	$(20,388,205)	$161,199,809	$(42,509,171)	$128,056,719	$81,811,061	$52,968,942

	BGY	BCF	BCX	BQY	BUI
Tax cost	$885,568,399	$627,349,171	$722,432,467	$84,651,469	$310,070,204

Gross unrealized appreciation	$120,472,200	$103,907,032	$22,661,127	$7,805,593	$52,040,942
Gross unrealized depreciation	(43,702,708)	(149,846,600)	(103,746,837)	(5,944,617)	(3,983,759)

Net unrealized appreciation (depreciation)	$76,769,492	$(45,939,568)	$(81,085,710)	$1,860,976	$48,057,183

6. Concentration, Market and Credit Risk:

In the normal course of business, the Trusts invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Trusts may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Trusts; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Trusts may be exposed to counterparty credit risk, or the risk that an entity with which the Trusts have unsettled or open transactions may fail to or be unable to perform on its commitments. The Trusts manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Trusts to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Trusts’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Trusts.

As of April 30, 2013, the Trusts listed below invested a significant portion of their assets in securities in the following sectors:

Utilities.	BQR, BUI
Energy	BGR, BCF, BCX
Health Care	BME
Materials	BCF, BCX

Changes in economic conditions affecting these sectors would have a greater impact on these Trusts and could affect the value, income and/or liquidity of positions in such securities.

BOE, BGY and BQY invest a substantial amount of their assets in issuers located in a single country or a limited number of countries.

When a Trust concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the US. Foreign securities markets may also be less liquid, more volatile, and less subject to governmental supervision not typically associated with investing in United States securities. Please see the Schedules of Investments for concentrations in specific countries.

As of April 30, 2013, the Trusts listed below had the following industry classifications:

Industry	BOE	BGY	BQY
Pharmaceuticals	8%	11%	11%
Food Products	7	4	5
Commercial Banks	6	6	9
Oil, Gas & Consumable Fuels	5	3	11
Capital Markets	5	5	2
Insurance	4	7	—
Beverages	4	5	—
Machinery	1	5	1
Multi-Utilities	1	—	—
Tobacco	1	2	5
Diversified Telecommunications Services	1	2	6
Independent Power Producers & Energy Traders	1	1	—
Electric Utilities	—	—	—
Transportation Infrastructure	—	—	—
Water Utilities	—	—	—
Other*	56	49	50

*	All other industries held were each less than 5%.

7. Capital Share Transactions:

There are an unlimited number of $0.001 par value common shares of beneficial interest authorized for each Trust, with the exception of CII. CII is authorized to issue 200 million shares of $0.10 par value shares, all of which were initially classified as Common Shares. The Board is authorized, however, to reclassify any unissued Common Shares to Preferred Shares without approval of Common Shareholders.

SEMI-ANNUAL REPORT	APRIL 30, 2013	129

Notes to Financial Statements (concluded)

Transactions in common shares of beneficial interest during the six months ended April 30, 2013 and the year ended October 31, 2012 were as follows:

Trust	Commencement of Investment Operations	Initial Public Offering	Underwriters’ Exercising the Over-Allotment Option
BUI	November 25, 2011	15,506,964	1,400,000

Upon commencement of operations, organization costs associated with the establishment of BUI were expensed by BUI. Offering costs incurred in connection with BUI’s offering of shares have been charged against the proceeds from the initial share offering in the amount of $676,000.

Shares issued and outstanding during the six months ended April 30, 2013 and the year ended October 31, 2012 increased by the following amounts as a result of dividend reinvestments:

	Six Months Ended April 30, 2013	Year Ended October 31, 2012
BQR	—	43,408
BME	31,115	100,332

Shares issued and outstanding remained constant for BGR, CII, BDJ, BOE, BGY, BCF, BCX and BQY for the six months ended April 30, 2013 and the year ended October 31, 2012.

8. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Trusts’ financial statements was completed through the date the financial statements were issued and the following items were noted:

Certain Trusts paid a net investment income dividend on May 31, 2013 to shareholders of record on May 15, 2013 as follows:

Common Dividend per Share
BOE	$0.31165
BQY	$0.23000
BUI	$0.36250

Additionally, certain Trusts declared a net investment income dividend and special distribution in the following amounts per share on June 3, 2013 payable to shareholders of record on June 14, 2013 as follows:

Common Dividend per Share
BQR	$0.179250
BGR	$0.405000
CII	$0.300000
BDJ	$0.140000
BME	$0.384375
BGY	$0.167850
BCF	$0.221500
BCX	$0.290000

130	SEMI-ANNUAL REPORT	APRIL 30, 2013

Officers and Trustees

Richard E. Cavanagh, Chairman of the Board and Trustee

Karen P. Robards, Vice Chairperson of the Board,

    Chairperson of the Audit Committee and Trustee

Paul L. Audet, Trustee

Michael J. Castellano, Trustee and Member of the Audit Committee

Frank J. Fabozzi, Trustee and Member of the Audit Committee

Kathleen F. Feldstein, Trustee

James T. Flynn, Trustee and Member of the Audit Committee

Henry Gabbay, Trustee

Jerrold B. Harris, Trustee

R. Glenn Hubbard, Trustee

W. Carl Kester, Trustee and Member of the Audit Committee

John M. Perlowski, President and Chief Executive Officer

Anne Ackerley, Vice President

Brendan Kyne, Vice President

Robert W. Crothers, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer and,

    Anti-Money Laundering Officer

Janey Ahn, Secretary

The Trusts are managed by a team of investment professionals.

Effective February 28, 2013, Erin Xie, PhD (Managing Director of BlackRock since 2006) and Ian Jamieson, CFA (Director of BlackRock since 2007) became co-portfolio managers of BOE. The other portfolio managers of BOE are Thomas Callan, Kyle McClements, Nigel Hart and Christopher Accettella.

Effective March 11, 2013, Poppy Allonby, CFA (Managing Director of BlackRock since 2012; Director of BlackRock from 2007 to 2011) and Robin Batchelor (Managing Director of BlackRock, Inc. since 2007, and Director of BlackRock, Inc. from 2006 to 2007) became co-portfolio managers of BGR and BCF. The other portfolio managers of BGR are Kyle McClements and Chris Accettella. The other portfolio managers of BCF are Richard Davis, Kyle McClements, Bob Shearer and Christopher Accettella.

Effective March 11, 2013, Richard Davis (Managing Director of BlackRock since 2008, and Director of BlackRock from 2006 to 2008), Joshua Freedman (Vice President of BlackRock since 2006), and Thomas Holl (Vice President of BlackRock since 2008) became co-portfolio managers of BCX. The other portfolio managers of BCX are Kyle McClements and Christopher Accettella.

Effective March 11, 2013, the portfolio managers of BUI are Kathleen Anderson, Kyle McClements, Bob Shearer and Christopher Accettella.

Investment Advisor

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Advisors

BlackRock Financial

Management, Inc.1

New York, NY 10022

BlackRock Capital

Management, Inc.2

Wilmington, DE 19809

BlackRock Investment

Management, LLC3

Princeton, NJ 08540

BlackRock International Ltd.4

Edinburgh, EH3 8JB

United Kingdom

Accounting Agent

The Bank of New York Mellon

Brooklyn, NY 11217

Custodians

The Bank of New York Mellon5

New York, NY 10286

Brown Brothers, Harriman & Co.6

Boston, MA 02109

Transfer Agent

Computershare Trust Company, N.A.

Canton, MA 02021

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Philadelphia, PA 19103

Legal Counsel

Skadden, Arps, Slate, Meagher & Flom LLP

New York, NY 10036

Address of the Trusts

100 Bellevue Parkway

Wilmington, DE 19809

[1]	For BGR, CII, BDJ, BQY and BUI.
[2]	For BGY, BCF and BCX.
[3]	For BQR, CII, BCF, and BUI.
[4]	For BQR, BGR, BCF and BCX.
[5]	For all Trusts except CII.
[6]	For CII.

SEMI-ANNUAL REPORT	APRIL 30, 2013	131

Additional Information

General Information

The Trusts do not make available copies of their Statements of Additional Information because the Trusts’ shares are not continuously offered, which means that the Statement of Additional Information of each Trust has not been updated after completion of the respective Trust’s offerings and the information contained in each Trust’s Statement of Additional Information may have become outdated.

On June 4, 2013, the Board of BQY approved changes to certain non-fundamental investment policies of the Trust.

The Board of BQY approved changes to the Trust’s investment policy of investing, under normal market conditions, at least 80% of its assets in equity securities that are included in the Standard & Poor’s Earnings and Dividend Quality Ranking System (“S&P U.S. Quality Rankings”) or the Standard and Poor’s International Quality Rankings System (“S&P International Quality Rankings”) (together, “S&P Quality Rankings”) that are rated at least B+ by Standard & Poor’s®, a division of The McGraw-Hill Companies, Inc. at time of investment. This investment policy has been revised to allow BQY to invest, under normal market conditions, at least 80% of its total assets in dividend paying equity securities. Under BQY’s new investment policy, the Trust is particularly dependent on the analytical abilities of BlackRock.

In addition, the Board of BQY also approved the removal of the Trust’s investment policy of investing, under normal market conditions, at least 40% of its assets in equity securities of non-U.S. issuers. This investment policy has been removed to permit BQY to invest more broadly across both U.S. and non-U.S. issuers.

The Board of BQY has approved the foregoing changes to the investment policies as a consequence of the fundamental analysis-based investment process utilized by BQY’s portfolio managers, under which the application of either (i) the S&P Quality Rankings as an investable universe or (ii) a policy requiring a significant portion of total assets to be invested in non-U.S. equity securities is unduly restrictive in the current market environment. While the proposed changes will no longer reflect the use of a third party “quality-based” rankings system, the BQY’s portfolio management team emphasizes an evaluation of both franchise and management quality as inputs to their fundamental analysis-based investment process. The approved changes will not alter BQY’s investment objective.

BQY is required to provide shareholders 60 days’ notice of the change to the investment policies described above. Accordingly, a notice describing the changes discussed above were mailed to shareholders of record as of June 7, 2013. No action is required by shareholders of BQY in connection with this change. Upon the completion of the 60-day notice period, the changes to BQY’s investment policies will become effective and BQY’s name will be changed to reflect such changes in the investment policies. BQY will continue to trade on the NYSE MKT under its current ticker symbol even after the name change becomes effective.

During the period, other than the changes noted above, there were no material changes in the Trusts’ investment objectives or policies or to the Trusts’ charters or by-laws that would delay or prevent a change of control of the Trusts that were not approved by the shareholders or in the principal risk factors associated with investment in the Trusts. Other than as disclosed on page 131, there have been no changes in the persons who are primarily responsible for the day-to-day management of the Trusts’ portfolios.

Quarterly performance, semi-annual and annual reports and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Electronic copies of most financial reports are available on the Trusts’ websites or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports by enrolling in the Trusts’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Trusts at (800) 882-0052.

Availability of Quarterly Schedule of Investments

The Trusts file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trusts’ Forms N-Q are available on the SEC’s website at http:// www.sec.gov. and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Trusts’ Forms N-Q may also be obtained upon request and without charge by calling (800) 882-0052.

132	SEMI-ANNUAL REPORT	APRIL 30, 2013

Additional Information (continued)

General Information (concluded)

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trusts use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 882-0052; (2) at http://www. blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Trusts’ voted proxies relating to securities held in the Trusts’ portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http:// www.blackrock.com or by calling (800) 882-0052 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Trust Updates

BlackRock will update performance and certain other data for the Trusts on a monthly basis on its website in the “Closed-end Funds” section of http://www.blackrock.com. Investors and others are advised to periodically check the website for updated performance information and the release of other material information about the Trusts. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended to, incorporate BlackRock’s website in this report.

Dividend Policy

Each Trust’s dividend policy is to distribute all or a portion of its net investment income to its shareholders on a quarterly basis. In order to provide shareholders with a more stable level of dividend distributions, the dividends paid by the Trusts for any particular quarter may be more or less than the amount of net investment income earned by the Trusts during such quarter. The portion of dividend distributions that exceeds a Trust’s current and accumulated earnings and profits, which are measured on a tax basis, will constitute a nontaxable return of capital.

Dividend distributions in excess of a Trust’s taxable income and net capital gains, but not in excess of a Trust’s earnings and profits, will be taxable to shareholders as ordinary income and will not constitute a non-taxable return of capital. The Trusts’ current accumulated but undistributed net investment income, if any, is disclosed in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.

SEMI-ANNUAL REPORT	APRIL 30, 2013	133

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

134	SEMI-ANNUAL REPORT	APRIL 30, 2013

This report is transmitted to shareholders only. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

CEF-BK11-4/13-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies
(a) Not Applicable to this semi-annual report
(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

12(c) –	Notices to the registrant’s common shareholders in accordance with the order under Section 6(c) of the 1940 Act granting an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 under the 1940 Act, dated May 9, 2009

1 The Fund has received exemptive relief from the Securities and Exchange Commission permitting it to make periodic distributions of long-term capital gains with respect to its outstanding common stock as frequently as twelve times each year, and as frequently as distributions are specified by or in accordance with the terms of its outstanding preferred stock. This relief is conditioned, in part, on an undertaking by the Fund to make the disclosures to the holders of the Fund’s common shares, in addition to the information required by Section 19(a) of the 1940 Act and Rule 19a-1 thereunder. The Fund is likewise obligated to file with the SEC the information contained in any such notice to shareholders and, in that regard, has attached hereto copies of each such notice made during the period.

3

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Capital and Income Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Enhanced Capital and Income Fund, Inc.

Date: July 2, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Enhanced Capital and Income Fund, Inc.

Date: July 2, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Enhanced Capital and Income Fund, Inc.

Date: July 2, 2013

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